Schedule of Investments PIMCO All Asset All Authority Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 138.8%
MUTUAL FUNDS (a) 133.0%
PIMCO CommoditiesPLUS® Strategy Fund	198,379	$653
PIMCO CommodityRealReturn Strategy Fund®	36,800	157
PIMCO Dynamic Bond Fund	11,842	118
PIMCO Emerging Markets Bond Fund	8,156	75
PIMCO Emerging Markets Currency and Short-Term Investments Fund	139,719	984
PIMCO Emerging Markets Local Currency and Bond Fund	40,362	230
PIMCO Extended Duration Fund	31,619	351
PIMCO High Yield Fund	4,867	39
PIMCO Income Fund	38,370	420
PIMCO Investment Grade Credit Bond Fund	7,304	74
PIMCO Long-Term Real Return Fund	67,633	636
PIMCO Low Duration Fund	39,381	383
PIMCO Mortgage Opportunities and Bond Fund	7,206	75
PIMCO RAE Emerging Markets Fund	154,551	1,040
PIMCO RAE Fundamental Advantage PLUS Fund	80,763	693
PIMCO RAE International Fund	24,428	174
PIMCO RAE PLUS EMG Fund	122,597	835
PIMCO RAE PLUS International Fund	99,295	506
PIMCO RAE PLUS Small Fund	19,329	128
PIMCO RAE US Small Fund	38,245	271
PIMCO RAE Worldwide Long/Short PLUS Fund	78,567	645
PIMCO Real Return Fund	8,995	101
PIMCO RealEstateRealReturn Strategy Fund	55,688	377
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	73,341	433
PIMCO StocksPLUS® International Fund (Unhedged)	37,061	167
PIMCO StocksPLUS® Short Fund	207,063	1,607
PIMCO Total Return Fund	28,338	297
PIMCO TRENDS Managed Futures Strategy Fund	14,432	153
Total Mutual Funds (Cost $13,237)		11,622
EXCHANGE-TRADED FUNDS 5.1%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	18,883	331
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	4,640	110
Total Exchange-Traded Funds (Cost $611)		441
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
PIMCO Government Money Market Fund 0.080% (a)(b)	60,911	61
Total Short-Term Instruments (Cost $61)		61
Total Investments in Affiliates (Cost $13,909)		12,124
Total Investments 138.8% (Cost $13,909)		$12,124
Other Assets and Liabilities, net (38.8)%		(3,386)
Net Assets 100.0%		$8,738

Schedule of Investments PIMCO All Asset All Authority Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Affiliates, at Value
Mutual Funds	$11,622	$0	$0	$11,622
Exchange-Traded Funds	441	0	0	441
Short-Term Instruments
Mutual Funds	61	0	0	61
Total Investments	$12,124	$0	$0	$12,124

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO All Asset Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.1% ¤
MUTUAL FUNDS (a) 97.6%
PIMCO CommoditiesPLUS® Strategy Fund	9,713,471	$31,957
PIMCO CommodityRealReturn Strategy Fund®	1,111,385	4,735
PIMCO Dynamic Bond Fund	611,022	6,104
PIMCO Emerging Markets Bond Fund	545,720	5,021
PIMCO Emerging Markets Currency and Short-Term Investments Fund	7,770,372	54,704
PIMCO Emerging Markets Local Currency and Bond Fund	2,156,073	12,268
PIMCO Extended Duration Fund	2,406,079	26,683
PIMCO High Yield Fund	305,399	2,425
PIMCO Income Fund	2,287,257	25,068
PIMCO Investment Grade Credit Bond Fund	479,253	4,869
PIMCO Long-Term Real Return Fund	4,557,490	42,840
PIMCO Low Duration Fund	1,986,197	19,326
PIMCO Mortgage Opportunities and Bond Fund	486,046	5,040
PIMCO RAE Emerging Markets Fund	8,237,734	55,440
PIMCO RAE Fundamental Advantage PLUS Fund	5,651,290	48,488
PIMCO RAE International Fund	1,107,370	7,873
PIMCO RAE PLUS EMG Fund	6,994,079	47,630
PIMCO RAE PLUS International Fund	2,880,677	14,692
PIMCO RAE PLUS Small Fund	333,321	2,203
PIMCO RAE US Small Fund	484,437	3,440
PIMCO RAE Worldwide Long/Short PLUS Fund	4,673,981	38,373
PIMCO Real Return Fund	1,015,351	11,463
PIMCO RealEstateRealReturn Strategy Fund	2,683,717	18,196
PIMCO Senior Floating Rate Fund	171,384	1,479
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,968,678	17,515
PIMCO StocksPLUS® International Fund (Unhedged)	2,218,996	10,008
PIMCO Total Return Fund	1,458,751	15,302
PIMCO TRENDS Managed Futures Strategy Fund	649,936	6,902
Total Mutual Funds (Cost $604,324)		540,044
EXCHANGE-TRADED FUNDS 1.8%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	561,543	9,833
Total Exchange-Traded Funds (Cost $14,085)		9,833
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
PIMCO Government Money Market Fund 0.080% (a)(b)	3,886,533	3,887
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10	0
Total Short-Term Instruments (Cost $3,887)		3,887
Total Investments in Affiliates (Cost $622,296)		553,764
Total Investments 100.1% (Cost $622,296)		$553,764
Other Assets and Liabilities, net (0.1)%		(582)
Net Assets 100.0%		$553,182

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Affiliates, at Value
Mutual Funds	$540,044	$0	$0	$540,044
Exchange-Traded Funds	9,833	0	0	9,833
Short-Term Instruments
Mutual Funds	3,887	0	0	3,887
Total Investments	$553,764	$0	$0	$553,764

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Balanced Allocation Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bausch Health Cos., Inc. 3.612% (LIBOR03M + 3.000%) due 06/02/2025 ~		$28	$27
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		163	123
Total Loan Participations and Assignments (Cost $190)			150
CORPORATE BONDS & NOTES 12.0%
BANKING & FINANCE 7.5%
Bank of America Corp.
3.864% due 07/23/2024 •		200	210
3.950% due 04/21/2025		200	211
Barclays PLC 4.972% due 05/16/2029 •		200	216
BGC Partners, Inc. 5.375% due 07/24/2023		100	100
BPCE S.A. 4.625% due 07/11/2024		100	98
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		100	90
Cooperatieve Rabobank UA 3.875% due 09/26/2023		250	257
CPI Property Group S.A. 1.625% due 04/23/2027	EUR	100	100
Credit Suisse AG 5.750% due 09/18/2025 •(c)		100	109
CyrusOne LP 2.900% due 11/15/2024		$100	99
Deutsche Bank AG 3.961% due 11/26/2025 •		200	185
Discover Financial Services 4.500% due 01/30/2026		100	102
General Motors Financial Co., Inc. 3.550% due 04/09/2021		200	192
GLP Capital LP 5.250% due 06/01/2025		150	140
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	412
HSBC Holdings PLC 4.300% due 03/08/2026		200	214
ING Bank NV 2.625% due 12/05/2022		100	105
ING Groep NV 4.100% due 10/02/2023		200	205
JPMorgan Chase & Co. 3.782% due 02/01/2028 •		300	323
Lloyds Banking Group PLC 4.450% due 05/08/2025		300	322
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026		200	202
Morgan Stanley
3.875% due 04/29/2024		200	210
4.431% due 01/23/2030 •		200	223
Oversea-Chinese Banking Corp. Ltd. 2.142% (US0003M + 0.450%) due 05/17/2021 ~		200	199
Royal Bank of Scotland Group PLC 3.875% due 09/12/2023		200	202
Sabra Health Care LP 3.900% due 10/15/2029		100	90
Spirit Realty LP 4.000% due 07/15/2029		100	98
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		200	200
UBS AG 7.625% due 08/17/2022 (c)		250	258
VEREIT Operating Partnership LP 3.100% due 12/15/2029		100	87
Wells Fargo & Co.
3.196% due 06/17/2027 •		100	103
3.450% due 02/13/2023		100	103

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.150% due 01/24/2029		200	219
			5,884
INDUSTRIALS 3.2%
Air Canada Pass-Through Trust 3.750% due 06/15/2029		83	93
American Airlines Pass-Through Trust 3.500% due 08/15/2033		197	166
Arrow Electronics, Inc. 4.500% due 03/01/2023		100	100
BMW U.S. Capital LLC 3.400% due 08/13/2021		100	100
Campbell Soup Co. 3.650% due 03/15/2023		58	59
Choice Hotels International, Inc. 3.700% due 12/01/2029		100	81
CVS Health Corp. 4.100% due 03/25/2025		200	211
DAE Funding LLC 5.250% due 11/15/2021		100	91
Dell International LLC 4.420% due 06/15/2021		100	101
DP World PLC 2.375% due 09/25/2026	EUR	200	206
Enbridge, Inc. 2.500% due 01/15/2025		$100	93
Equifax, Inc. 2.562% (US0003M + 0.870%) due 08/15/2021 ~		100	98
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022		100	99
Las Vegas Sands Corp. 3.200% due 08/08/2024		100	90
Penske Truck Leasing Co. LP 4.450% due 01/29/2026		100	111
Reynolds American, Inc. 4.450% due 06/12/2025		100	102
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		200	204
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		200	206
Sunoco Logistics Partners Operations LP 3.900% due 07/15/2026		100	84
Syngenta Finance NV 4.441% due 04/24/2023		200	189
			2,484
UTILITIES 1.3%
AT&T, Inc. 4.100% due 02/15/2028		300	316
Exelon Corp. 3.950% due 06/15/2025		100	101
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		100	104
ONEOK, Inc. 4.550% due 07/15/2028		100	84
Petrobras Global Finance BV 5.093% due 01/15/2030		89	81
Verizon Communications, Inc. 3.376% due 02/15/2025		199	214
Vodafone Group PLC 3.750% due 01/16/2024		100	104
			1,004
Total Corporate Bonds & Notes (Cost $9,461)			9,372
MUNICIPAL BONDS & NOTES 0.5%
PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 1.924% (US0003M + 0.130%) due 10/25/2036 ~		135	133
VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119		100	94
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		185	180

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $409)			407
U.S. GOVERNMENT AGENCIES 21.7%
Fannie Mae
2.055% due 11/25/2046 •		293	292
2.105% due 07/25/2046 •		101	101
2.125% due 09/25/2046 •		113	113
4.230% due 05/01/2038 •		165	168
Fannie Mae, TBA 3.000% due 06/01/2040		2,000	2,090
Freddie Mac
3.500% due 09/01/2047		169	179
4.000% due 08/01/2047		585	629
Uniform Mortgage-Backed Security
3.500% due 11/01/2045 - 09/01/2046		578	617
4.000% due 08/01/2048 - 08/01/2049		2,563	2,739
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050		1,400	1,445
3.000% due 05/01/2035 - 04/01/2050		1,600	1,673
3.500% due 05/01/2035 - 05/01/2050		3,600	3,798
4.000% due 05/01/2050		3,000	3,202
Total U.S. Government Agencies (Cost $16,758)			17,046
U.S. TREASURY OBLIGATIONS 10.1%
U.S. Treasury Bonds
2.000% due 02/15/2050		40	47
2.250% due 08/15/2049		150	183
2.375% due 11/15/2049		50	62
2.500% due 02/15/2046 (e)		2,780	3,495
3.000% due 08/15/2048		200	278
3.000% due 02/15/2049		50	70
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2030		401	414
0.250% due 07/15/2029		1,412	1,467
U.S. Treasury Notes
1.375% due 10/15/2022		1,850	1,902
Total U.S. Treasury Obligations (Cost $6,898)			7,918
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Funding Trust 1.767% due 08/27/2036 ~		107	86
BANK 4.165% due 05/15/2061 ~		100	111
Citigroup Mortgage Loan Trust 4.445% due 07/25/2037 ^~		92	75
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.000% due 10/25/2036 þ		54	48
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	32	29
Total Non-Agency Mortgage-Backed Securities (Cost $362)			349
ASSET-BACKED SECURITIES 6.2%
Atrium Corp. 2.632% due 04/22/2027 •		$250	246
Babson Euro CLO BV 0.434% due 10/25/2029 •	EUR	250	272
Bowman Park CLO Ltd. 2.863% due 11/23/2025 •		$124	123
CIT Mortgage Loan Trust 2.447% due 10/25/2037 •		100	85
Citigroup Mortgage Loan Trust 1.077% due 08/25/2036 •		233	225
Countrywide Asset-Backed Certificates
1.097% due 06/25/2047 ^•		65	63
1.177% due 05/25/2037 •		651	542
Crown Point CLO Ltd. 2.989% due 10/20/2028 •		250	241
Dryden Senior Loan Fund 2.731% due 10/15/2027 •		246	235
ECMC Group Student Loan Trust 1.697% due 02/27/2068 •		70	67
Fremont Home Loan Trust 1.097% due 10/25/2036 •		441	185
Halcyon Loan Advisors Funding Ltd. 2.747% due 04/20/2027 •		150	150
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	236	258
Jamestown CLO Ltd. 2.521% due 07/15/2026 •		$54	51
JPMorgan Mortgage Acquisition Corp. 1.337% due 05/25/2035 •		600	577

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

Jubilee CLO BV 0.311% due 12/15/2029 •	EUR	250	257
Lehman XS Trust
1.117% due 12/25/2036 •		$16	16
1.747% due 10/25/2035 •		23	22
Loomis Sayles CLO Ltd. 2.731% due 04/15/2028 •		250	243
M360 Advisors LLC 4.395% due 07/24/2028		44	44
Morgan Stanley ABS Capital, Inc. Trust 1.077% due 10/25/2036 •		195	157
Navient Student Loan Trust 1.997% due 12/27/2066 •		123	120
OneMain Financial Issuance Trust 2.370% due 09/14/2032		61	60
Option One Mortgage Loan Trust 1.712% due 08/25/2035 •		120	101
S-Jets Ltd. 3.967% due 08/15/2042		199	142
SLM Student Loan Trust 1.291% due 12/15/2025 •		126	125
TICP CLO Ltd. 2.659% due 04/20/2028 •		250	243
Total Asset-Backed Securities (Cost $4,873)			4,850
SHORT-TERM INSTRUMENTS 33.3%
REPURCHASE AGREEMENTS (d) 33.3%			26,150
Total Short-Term Instruments (Cost $26,150)			26,150
Total Investments in Securities (Cost $65,101)			66,242
		SHARES
INVESTMENTS IN AFFILIATES 27.3%
MUTUAL FUNDS 5.2% (b)
PIMCO Income Fund		372,038	4,077
Total Mutual Funds (Cost $4,504)			4,077
SHORT-TERM INSTRUMENTS 22.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.1%
PIMCO Short-Term Floating NAV Portfolio III		1,763,836	17,323
Total Short-Term Instruments (Cost $17,412)			17,323
Total Investments in Affiliates (Cost $21,916)			21,400
Total Investments 111.8% (Cost $87,017)			$87,642
Financial Derivative Instruments (f)(g) (0.9)%(Cost or Premiums, net $(63))			(671)
Other Assets and Liabilities, net (10.9)%			(8,555)
Net Assets 100.0%			$78,416

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Institutional Class Shares of each Fund.
(c)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
BPS	0.000%	03/31/2020	04/01/2020	$11,300	U.S. Treasury Notes 3.000% due 09/30/2025	$(11,545)	$11,300	$11,300
FICC	0.000	03/31/2020	04/01/2020	1,450	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	(1,482)	1,450	1,450
TDM	0.000	03/31/2020	04/01/2020	13,400	U.S. Treasury Bonds 2.250% due 08/15/2049	(13,784)	13,400	13,400
Total Repurchase Agreements	$(26,811)	$26,150	$26,150
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.100%	03/31/2020	04/01/2020	$(2,525)	$(2,525)
0.960	03/27/2020	04/15/2020	(1,123)	(1,123)
BSN	1.690	01/10/2020	04/09/2020	(103)	(104)
Total Reverse Repurchase Agreements	$(3,752)
(e)	Securities with an aggregate market value of $3,772 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(1,500) at a weighted average interest rate of 1.410%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	06/2020	212	27,239	$(1,029)	$0	$(428)
Mini MSCI EAFE Index June Futures	06/2020	252	19,647	1,590	1	(139)
$561	$1	$(567)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2020	3	$(571)	$6	$4	$(3)
U.S. Treasury 10-Year Note June Futures	06/2020	2	(277)	(13)	0	0
$(7)	$4	$(3)
Total Futures Contracts	$554	$5	$(570)

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin (6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.549%		$100	$(4)	$2	$(2)	$1	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.547		100	(1)	0	(1)	0	0
							$(5)	$2	$(3)	$1	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin (6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2024	2.153%		$200	$(3)	$(7)	$(10)	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin (6)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 32 5-Year Index		1.000%	Quarterly	12/20/2024	EUR	350	$3	$(2)	$1	$0	$(1)
INTEREST RATE SWAPS
										Variation Margin (6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.270%	Semi-Annual	03/03/2022	CAD	400	$0	$2	$2	$0	$0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		100	0	1	1	0	0
Pay(7)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		200	1	1	2	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		300	1	2	3	0	0
							$2	$6	$8	$0	$0
Total Swap Agreements							$(3)	$(1)	$(4)	$2	$(1)
Cash of $4,991 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)									Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(7)									This instrument has a forward starting effective date.
(g)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	05/2020	$91	AUD	137	$0	$(6)
05/2020	14	MXN	269	0	(3)
06/2020	KRW	108,165	$91	2	0
06/2020	$188	TWD	5,607	0	(1)
BPS	04/2020	EUR	7	$8	0	0
05/2020	CAD	186	139	7	0
05/2020	COP	290,901	70	0	(2)
05/2020	JPY	2,600	24	0	0
BRC	04/2020	$128	JPY	14,051	3	0
CBK	04/2020	EUR	1,299	$1,424	0	(8)
04/2020	MXN	2,553	112	5	0
04/2020	$83	COP	284,501	0	(13)
04/2020	21	EUR	19	0	0
05/2020	JPY	11,429	$108	1	0
05/2020	PEN	391	115	2	0
06/2020	INR	4,672	62	1	0
FBF	06/2020	$56	IDR	779,438	0	(9)
GLM	04/2020	RUB	6,743	$101	15	0
04/2020	$126	RUB	7,781	0	(27)
05/2020	113	PEN	401	3	0
06/2020	TWD	5,547	$186	1	0
HUS	04/2020	EUR	13	14	0	0
JPM	05/2020	CHF	79	82	0	(1)
06/2020	$121	MXN	2,313	0	(25)
MYI	05/2020	CAD	32	$24	1	0
05/2020	$78	SEK	747	0	(2)
RBC	05/2020	GBP	68	$88	4	0
RYL	05/2020	AUD	228	149	9	0
05/2020	SEK	744	79	4	0
05/2020	$84	CHF	79	0	(2)
SCX	04/2020	111	EUR	99	0	(2)
05/2020	EUR	1,201	$1,320	0	(7)
05/2020	$164	CAD	217	0	(9)
06/2020	IDR	793,260	$54	6	0
06/2020	$92	KRW	109,685	0	(2)
SOG	05/2020	88	GBP	68	0	(4)
SSB	06/2020	64	INR	4,609	0	(4)
UAG	05/2020	62	AUD	92	0	(6)
Total Forward Foreign Currency Contracts	$64	$(133)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800%	06/17/2020	500	$(1)	$(9)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	400	1	(7)
DUB	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	500	(1)	(8)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	600	(1)	(10)
Total Written Options	$(2)	$(34)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2021	1.108%	$100	$(2)	$2	$0	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	1.025	500	(15)	15	0	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.277	100	(9)	8	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.277	200	(14)	13	0	(1)
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2021	1.108	200	(5)	5	0	0
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.277	100	(7)	7	0	0
Russia Government International Bond	1.000	Quarterly	06/20/2021	1.063	100	(6)	6	0	0
Total Swap Agreements	$(58)	$56	$0	$(2)
(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$150	$0	$150
Corporate Bonds & Notes
Banking & Finance	0	5,884	0	5,884
Industrials	0	2,484	0	2,484
Utilities	0	1,004	0	1,004
Municipal Bonds & Notes
Pennsylvania	0	133	0	133
Virginia	0	94	0	94
West Virginia	0	180	0	180
U.S. Government Agencies	0	17,046	0	17,046
U.S. Treasury Obligations	0	7,918	0	7,918
Non-Agency Mortgage-Backed Securities	0	349	0	349
Asset-Backed Securities	0	4,850	0	4,850
Short-Term Instruments
Repurchase Agreements	0	26,150	0	26,150
	$0	$66,242	$0	$66,242
Investments in Affiliates, at Value
Mutual Funds	4,077	0	0	4,077
Short-Term Instruments
Central Funds Used for Cash Management Purposes	17,323	0	0	17,323
	$21,400	$0	$0	$21,400
Total Investments	$21,400	$66,242	$0	$87,642
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	2	0	7
Over the counter	0	64	0	64
	$5	$66	$0	$71
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(570)	(1)	0	(571)
Over the counter	0	(169)	0	(169)
	$(570)	$(170)	$0	$(740)
Total Financial Derivative Instruments	$(565)	$(104)	$0	$(669)
Totals	$20,835	$66,138	$0	$86,973

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.6% ¤
CORPORATE BONDS & NOTES 12.0%
BANKING & FINANCE 5.2%
AerCap Ireland Capital DAC
4.250% due 07/01/2020		$700	$691
4.625% due 10/30/2020		100	97
Aircastle Ltd. 7.625% due 04/15/2020		600	600
Ally Financial, Inc. 4.250% due 04/15/2021		50	49
Bank of Ireland 7.375% due 06/18/2020 •(e)(f)	EUR	200	213
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)		200	212
6.625% due 06/29/2021 •(e)(f)		200	212
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,100	1,120
Deutsche Bank AG 4.250% due 10/14/2021		1,600	1,523
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	900	874
3.200% due 01/15/2021		$2,100	2,040
ING Bank NV 2.625% due 12/05/2022		500	524
Lloyds Banking Group PLC 1.995% (US0003M + 0.800%) due 06/21/2021 ~		500	488
Mitsubishi UFJ Financial Group, Inc. 3.460% (US0003M + 1.880%) due 03/01/2021 ~		247	246
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021		800	787
Royal Bank of Scotland Group PLC
2.766% (US0003M + 1.550%) due 06/25/2024 ~		400	363
4.519% due 06/25/2024 •		300	302
State Bank of India 2.850% (US0003M + 0.950%) due 04/06/2020 ~		800	800
UniCredit SpA 7.830% due 12/04/2023		1,650	1,764
			12,905
INDUSTRIALS 4.9%
Bayer U.S. Finance LLC 1.846% (US0003M + 0.630%) due 06/25/2021 ~		2,100	2,033
Charter Communications Operating LLC 3.579% due 07/23/2020		2,700	2,692
CRH America, Inc. 5.750% due 01/15/2021		200	206
Daimler Finance North America LLC 2.300% due 02/12/2021		150	146
Dell International LLC 4.420% due 06/15/2021		900	910
Deutsche Telekom International Finance BV 1.950% due 09/19/2021		150	148
DISH DBS Corp. 5.125% due 05/01/2020		500	498
ERAC USA Finance LLC 2.600% due 12/01/2021		200	200
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021		1,000	1,026
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		2,800	2,835
4.057% due 05/25/2023		100	104
Kraft Heinz Foods Co. 2.800% due 07/02/2020		107	106
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		500	498
Textron, Inc. 2.284% (US0003M + 0.550%) due 11/10/2020 ~		690	690
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		200	198

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	2,670	31
			12,321
UTILITIES 1.9%
AT&T, Inc.
2.330% (US0003M + 0.750%) due 06/01/2021 ~		$600	583
2.781% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,081
5.150% due 02/15/2050		300	360
5.300% due 08/15/2058		100	118
Duke Energy Corp. 2.204% (US0003M + 0.500%) due 05/14/2021 ~		1,000	990
Petrobras Global Finance BV
5.093% due 01/15/2030		679	622
6.125% due 01/17/2022		238	239
6.625% due 01/16/2034	GBP	100	116
Sempra Energy 1.191% (US0003M + 0.450%) due 03/15/2021 ~		$300	296
Southern Power Co. 1.666% (US0003M + 0.550%) due 12/20/2020 ~		300	295
			4,700
Total Corporate Bonds & Notes (Cost $30,318)			29,926
U.S. GOVERNMENT AGENCIES 26.0%
Fannie Mae
1.297% due 05/25/2042 •		3	3
1.347% due 03/25/2049 •		1,480	1,462
3.253% due 10/01/2044 •		3	3
3.429% due 01/01/2036 •		36	36
3.905% due 11/01/2035 •		3	3
3.958% due 05/25/2035 ~		16	17
4.343% due 07/01/2035 •		12	12
4.349% due 11/01/2034 •		12	13
Fannie Mae, TBA 3.000% due 06/01/2040		4,300	4,494
Freddie Mac
1.077% due 08/25/2031 •		1	1
1.155% due 09/15/2042 •		887	896
2.005% due 07/15/2044 •		435	433
3.189% due 02/25/2045 •		41	40
3.654% due 07/01/2036 •		81	83
3.806% due 09/01/2036 •		62	62
3.875% due 10/01/2036 •		39	40
3.935% due 01/01/2034 •		3	3
Ginnie Mae
1.173% due 02/20/2049 •		1,394	1,380
2.266% due 08/20/2068 •		641	619
3.629% due 04/20/2067 •		438	438
NCUA Guaranteed Notes
1.466% due 10/07/2020 •		140	140
1.576% due 12/08/2020 •		586	586
Small Business Administration 5.510% due 11/01/2027		97	106
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050		7,900	8,154
3.500% due 05/01/2050		15,580	16,479
4.000% due 05/01/2050		27,700	29,569
Total U.S. Government Agencies (Cost $63,804)			65,072
U.S. TREASURY OBLIGATIONS 95.1%
U.S. Treasury Bonds
3.000% due 05/15/2045		80	109
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (h)		43,674	42,787
0.125% due 01/15/2022 (l)		3,362	3,314
0.125% due 04/15/2022 (h)(l)		28,785	28,378
0.125% due 07/15/2022		2,689	2,663
0.125% due 01/15/2023 (h)		20,172	19,926
0.125% due 07/15/2026		6,693	6,758
0.125% due 01/15/2030		361	372
0.375% due 07/15/2023		7,413	7,458
0.375% due 07/15/2025		6,935	7,077
0.375% due 01/15/2027 (h)(l)		12,130	12,427
0.375% due 07/15/2027 (h)(l)		590	608
0.500% due 04/15/2024 (h)		15,689	15,920
0.500% due 01/15/2028 (h)		12,053	12,570
0.625% due 07/15/2021		2,303	2,281
0.625% due 04/15/2023		2,108	2,124
0.625% due 01/15/2024 (j)(l)		1,795	1,825
0.625% due 01/15/2026 (h)		17,108	17,681

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

0.625% due 02/15/2043 (l)		168	185
0.750% due 07/15/2028		2,661	2,850
0.750% due 02/15/2045		2,300	2,632
1.125% due 01/15/2021		5,070	5,021
1.250% due 07/15/2020 (h)		12,111	12,000
1.375% due 02/15/2044 (h)(l)		1,118	1,435
1.375% due 02/15/2044		111	142
1.750% due 01/15/2028		6,000	6,830
2.000% due 01/15/2026		4,668	5,195
2.125% due 02/15/2040 (h)		883	1,236
2.125% due 02/15/2041 (l)		1,037	1,444
2.375% due 01/15/2025 (h)		10,236	11,354
2.375% due 01/15/2027 (l)		128	148
2.500% due 01/15/2029		1,970	2,420
3.875% due 04/15/2029 (h)		592	798
3.875% due 04/15/2029		118	159
Total U.S. Treasury Obligations (Cost $234,794)			238,127
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Alliance Bancorp Trust 1.187% due 07/25/2037 •		205	156
Banc of America Mortgage Trust
3.897% due 11/25/2035 ^~		13	11
4.636% due 06/25/2035 ~		36	29
Bear Stearns Adjustable Rate Mortgage Trust
3.759% due 03/25/2035 ~		45	39
4.183% due 07/25/2036 ^~		42	37
4.252% due 01/25/2035 ~		121	104
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~		94	93
4.128% due 09/25/2037 ^~		231	204
Civic Mortgage LLC 4.349% due 11/25/2022 þ		199	198
Countrywide Alternative Loan Trust
0.968% due 12/20/2046 ^•		911	676
1.067% due 06/25/2036 •		590	502
5.000% due 07/25/2035		85	68
6.000% due 02/25/2037 ^		161	98
Countrywide Home Loan Mortgage Pass-Through Trust
3.777% due 10/20/2035 ~		1,600	1,447
3.785% due 08/25/2034 ^~		8	8
Credit Suisse Mortgage Capital Certificates
1.097% due 09/29/2036 •		691	649
6.006% due 10/26/2036 ~		57	52
Eurosail PLC 1.456% due 06/13/2045 •	GBP	282	346
First Horizon Alternative Mortgage Securities Trust
3.776% due 06/25/2034 ~		$7	6
6.000% due 02/25/2037 ^		52	34
GreenPoint Mortgage Funding Trust
1.127% due 09/25/2046 •		127	103
1.487% due 11/25/2045 •		7	6
GS Mortgage Securities Trust 3.849% due 12/10/2043		67	67
GSR Mortgage Loan Trust 4.310% due 01/25/2035 ~		17	15
HarborView Mortgage Loan Trust 1.230% due 03/19/2036 ^•		30	24
Hawksmoor Mortgages 1.761% due 05/25/2053 •	GBP	1,294	1,582
HomeBanc Mortgage Trust 1.277% due 10/25/2035 •		$35	35
IndyMac Mortgage Loan Trust 4.226% due 11/25/2035 ^~		14	13
JPMorgan Mortgage Trust
4.370% due 02/25/2035 ~		43	37
4.539% due 07/25/2035 ~		21	19
4.559% due 08/25/2035 ~		30	28
Lehman XS Trust 2.097% due 12/25/2037 •		769	630
MASTR Adjustable Rate Mortgages Trust 4.684% due 11/21/2034 ~		13	12
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 1.445% due 09/15/2030 •		86	81
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		1,231	1,233
Residential Accredit Loans, Inc. Trust
2.910% due 10/25/2037 ~		38	30
3.326% due 09/25/2045 •		90	76
Residential Asset Securitization Trust 1.347% due 05/25/2035 •		76	56
Sequoia Mortgage Trust 0.973% due 07/20/2036 •		138	123

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
3.366% due 01/25/2035 ^•		8	7
3.872% due 02/25/2034 ~		8	7
Structured Asset Mortgage Investments Trust
1.157% due 04/25/2036 •		10	10
1.410% due 10/19/2034 •		10	10
Towd Point Mortgage Funding PLC 1.724% due 10/20/2051 •	GBP	1,173	1,415
WaMu Mortgage Pass-Through Certificates Trust
2.736% due 05/25/2047 •		$155	129
3.479% due 08/25/2035 ~		3	2
3.749% due 12/25/2035 ~		89	77
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		15	13
Total Non-Agency Mortgage-Backed Securities (Cost $11,162)			10,597
ASSET-BACKED SECURITIES 9.3%
Argent Mortgage Loan Trust 1.427% due 05/25/2035 •		94	77
Argent Securities Trust
1.097% due 07/25/2036 •		354	273
1.107% due 05/25/2036 •		649	217
Atrium Corp. 2.632% due 04/22/2027 •		400	394
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	347	378
Brookside Mill CLO Ltd. 2.656% due 01/17/2028 •		$2,060	2,019
Catamaran CLO Ltd. 2.644% due 01/27/2028 •		599	585
CIT Mortgage Loan Trust
2.297% due 10/25/2037 •		502	488
2.447% due 10/25/2037 •		600	507
Citigroup Mortgage Loan Trust 1.857% due 12/25/2036 •		46	34
Citigroup Mortgage Loan Trust, Inc. 1.277% due 10/25/2036 •		400	344
CoreVest American Finance Trust 2.968% due 10/15/2049		135	134
Countrywide Asset-Backed Certificates
1.137% due 11/25/2037 •		825	727
1.197% due 03/25/2037 •		200	164
3.765% due 04/25/2036 ~		2	2
Countrywide Asset-Backed Certificates Trust 1.687% due 08/25/2047 •		191	171
Credit-Based Asset Servicing & Securitization LLC
1.067% due 07/25/2037 •		12	7
1.167% due 07/25/2037 •		52	31
Ellington Loan Acquisition Trust 2.047% due 05/25/2037 •		31	28
Fremont Home Loan Trust 1.082% due 10/25/2036 •		131	107
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		63	44
GSAMP Trust
1.017% due 12/25/2036 •		54	27
1.922% due 03/25/2035 ^•		113	91
Halcyon Loan Advisors Funding Ltd. 2.747% due 04/20/2027 •		180	179
Home Equity Asset Trust 1.397% due 02/25/2036 •		400	351
IndyMac Mortgage Loan Trust 1.017% due 07/25/2036 •		270	100
Jamestown CLO Ltd.
2.521% due 07/15/2026 •		172	164
2.624% due 07/25/2027 •		203	198
3.056% due 01/17/2027 •		541	534
JPMorgan Mortgage Acquisition Trust 1.157% due 10/25/2036 •		86	79
Jubilee CLO BV 0.311% due 12/15/2029 •	EUR	1,950	2,004
Lehman XS Trust
1.107% due 05/25/2036 •		$131	117
5.201% due 06/25/2036 þ		153	146
LoanCore Issuer Ltd. 1.835% due 05/15/2036 •		500	487
Long Beach Mortgage Loan Trust 1.067% due 08/25/2036 •		614	283
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	257
Marathon CLO Ltd. 2.566% due 11/21/2027 •		$1,896	1,846

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

Marlette Funding Trust 2.690% due 09/17/2029		62	60
MASTR Asset-Backed Securities Trust 1.097% due 10/25/2036 •		196	75
Morgan Stanley Mortgage Loan Trust
5.910% due 11/25/2036 þ		773	281
6.000% due 02/25/2037 ^~		77	52
New Century Home Equity Loan Trust 1.712% due 02/25/2035 •		119	106
OCP CLO Ltd.
2.614% due 10/26/2027 •		838	821
2.631% due 07/15/2027 •		189	187
Renaissance Home Equity Loan Trust 2.047% due 09/25/2037 •		1,034	468
Residential Asset Securities Corp. Trust
1.177% due 06/25/2036 •		352	326
1.277% due 04/25/2036 •		200	176
Saxon Asset Securities Trust 1.257% due 09/25/2037 •		200	181
Securitized Asset-Backed Receivables LLC Trust
1.097% due 07/25/2036 •		345	172
1.107% due 07/25/2036 •		162	71
1.197% due 05/25/2036 •		592	343
SLM Private Education Loan Trust 2.955% due 06/16/2042 •		98	99
SLM Student Loan Trust
0.000% due 01/25/2024 •	EUR	89	98
0.000% due 06/17/2024 •		36	39
2.344% due 10/25/2064 •		$495	468
3.294% due 04/25/2023 •		768	762
SoFi Professional Loan Program LLC 2.050% due 01/25/2041		51	51
Soundview Home Loan Trust 1.147% due 06/25/2037 •		788	591
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		708	667
Structured Asset Securities Corp. Mortgage Loan Trust 3.081% due 04/25/2035 •		142	132
Symphony CLO Ltd. 2.788% due 07/14/2026 •		233	226
THL Credit Wind River CLO Ltd.
2.701% due 10/15/2027 •		405	399
2.711% due 01/15/2026 •		176	176
Venture CLO Ltd.
2.651% due 04/15/2027 •		732	715
2.711% due 07/15/2027 •		372	366
2.952% due 10/22/2031 •		500	482
Voya CLO Ltd. 2.514% due 07/25/2026 •		290	284
Z Capital Credit Partners CLO Ltd. 2.793% due 07/16/2027 •		710	692
Total Asset-Backed Securities (Cost $24,681)			23,160
SOVEREIGN ISSUES 9.3%
Argentina Government International Bond
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,393	26
38.039% (ARLLMONP) due 06/21/2020 ~		19,677	143
42.781% (BADLARPP) due 10/04/2022 ~		100	1
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	1,838	1,142
3.000% due 09/20/2025 (d)		2,105	1,485
Autonomous City of Buenos Aires Argentina 37.247% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,850	17
Canada Government Real Return Bond 4.250% due 12/01/2026	CAD	934	832
France Government International Bond 2.100% due 07/25/2023	EUR	2,512	3,001
Japan Government International Bond
0.100% due 03/10/2028	JPY	209,807	1,950
0.100% due 03/10/2029		264,725	2,456
Mexico Government International Bond 7.750% due 05/29/2031	MXN	7,972	349
New Zealand Government International Bond 2.000% due 09/20/2025 (d)	NZD	2,770	1,815
Peru Government International Bond 5.940% due 02/12/2029	PEN	1,000	312
Provincia de Buenos Aires 37.463% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	980	6
Qatar Government International Bond 3.875% due 04/23/2023		$400	413
Saudi Government International Bond 4.000% due 04/17/2025		260	271

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

United Kingdom Gilt
0.125% due 08/10/2028	GBP	2,071	3,237
0.125% due 08/10/2048		740	1,604
1.250% due 11/22/2027		2,606	4,309
Total Sovereign Issues (Cost $25,899)			23,369
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		230,000	233
Total Preferred Securities (Cost $230)			233
SHORT-TERM INSTRUMENTS 16.6%
REPURCHASE AGREEMENTS (g) 8.2%			20,623
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
32.393% due 08/28/2020 ~	ARS	1,747	16
36.751% due 04/03/2020 ~		1,520	17
53.823% due 05/13/2020 (b)(c)		920	7
			40
U.S. TREASURY BILLS 8.4%
0.586% due 04/07/2020 - 06/18/2020 (a)(b)(l)		$20,988	20,986
Total Short-Term Instruments (Cost $41,661)			41,649
Total Investments in Securities (Cost $432,549)			432,133
		SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III		255,468	2,509
Total Short-Term Instruments (Cost $2,508)			2,509
Total Investments in Affiliates (Cost $2,508)			2,509
Total Investments 173.6% (Cost $435,057)			$434,642
Financial Derivative Instruments (i)(k) (1.8)%(Cost or Premiums, net $360)			(4,536)
Other Assets and Liabilities, net (71.8)%			(179,800)
Net Assets 100.0%			$250,306

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
BOS	0.000%	03/31/2020	04/01/2020	$7,000	U.S. Treasury Bonds 3.000% due 11/15/2045	$(7,166)	$7,000	$7,000
FICC	0.000	03/31/2020	04/01/2020	165	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	(170)	165	165
SAL	0.000	03/31/2020	04/01/2020	11,300	U.S. Treasury Notes 2.000% due 05/31/2024	(11,535)	11,300	11,300
SSB	0.000	03/31/2020	04/01/2020	2,158	U.S. Treasury Notes 2.000% due 08/31/2021(1)	(2,201)	2,158	2,158
Total Repurchase Agreements	$(21,072)	$20,623	$20,623
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.030%	03/26/2020	04/13/2020	$(14,689)	$(14,692)
1.050	03/19/2020	04/20/2020	(4,274)	(4,276)
BOS	0.250	03/31/2020	04/01/2020	(12,817)	(12,817)
BPG	0.700	03/16/2020	04/16/2020	(15,261)	(15,266)
1.200	03/17/2020	04/17/2020	(26,520)	(26,534)
1.700	01/21/2020	04/21/2020	(6,473)	(6,495)
1.700	01/23/2020	04/23/2020	(1,463)	(1,467)
1.730	02/11/2020	04/09/2020	(680)	(681)
1.740	02/18/2020	04/17/2020	(59,879)	(60,004)
1.760	03/30/2020	04/13/2020	(3,887)	(3,887)
MSC	0.960	03/11/2020	04/13/2020	(52,979)	(53,008)
TDL	0.300	03/30/2020	04/20/2020	(6,601)	(6,601)
Total Sale-Buyback Transactions	$(205,728)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.3)%
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	05/01/2050	$700	$(720)	$(724)
Total Short Sales (0.3)%	$(720)	$(724)
(h)	Securities with an aggregate market value of $205,496 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)	Collateral is held in custody by the counterparty.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(169,674) at a weighted average interest rate of 1.695%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)		Payable for sale-buyback transactions includes $(100) of deferred price drop.
(i)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures		$104.750	05/22/2020	2	$4	$0	$0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures		105.250	05/22/2020	12	24	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures		113.000	05/22/2020	238	238	2	9
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures		113.250	05/22/2020	31	31	0	1
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures		113.500	05/22/2020	14	14	0	1
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures		114.000	05/22/2020	4	4	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures		151.500	05/22/2020	17	17	0	1
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures		157.000	05/22/2020	200	200	2	9
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures		200.000	05/22/2020	33	33	26	1
Call - CBOT U.S. Treasury 30-Year Bond June 2020 Futures		196.000	05/22/2020	7	7	0	4
Call - CBOT U.S. Treasury 30-Year Bond June 2020 Futures		205.000	05/22/2020	168	168	2	61
Call - CBOT U.S. Treasury 30-Year Bond June 2020 Futures		215.000	05/22/2020	63	63	1	15
Call - CBOT U.S. Treasury 30-Year Bond June 2020 Futures		239.000	05/22/2020	10	10	0	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures		125.000	05/22/2020	37	37	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures		131.000	05/22/2020	29	29	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures		135.000	05/22/2020	76	76	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures		141.000	05/22/2020	5	5	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures		145.000	05/22/2020	26	26	0	0
Total Purchased Options						$34	$103
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude May 2020 Futures		$40.000	04/16/2020	1	1	$(1)	$0
Call - NYMEX Crude May 2020 Futures		41.500	04/16/2020	1	1	(1)	0
Call - NYMEX Crude May 2020 Futures		52.000	04/16/2020	12	12	(13)	0
Call - NYMEX Crude May 2020 Futures		54.000	04/16/2020	24	24	(24)	0
Call - NYMEX Natural Gas Calendar Spread October Futures		0.300	09/25/2020	2	20	(1)	0
Put - NYMEX Natural Gas Calendar Spread October Futures		0.600	09/25/2020	2	20	(1)	(4)
Put - NYMEX Natural Gas May 2020 Futures		1.750	04/27/2020	24	240	(11)	(42)
Put - NYMEX Natural Gas May 2020 Futures		1.800	04/27/2020	24	240	(10)	(51)
Call - NYMEX Natural Gas May 2020 Futures		2.000	04/27/2020	12	120	(4)	(2)
Call - NYMEX WTI-Brent Crude Spread December 2020 Futures		3.000	10/29/2020	1	1	(1)	(1)
Total Written Options						$(67)	$(100)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures	05/2020	2	$76		$(3)	$0	$(3)
Brent 1st Line April Futures	04/2020	1	(5)		(5)	0	(3)
Brent 1st Line April Futures	04/2020	2	(10)		(9)	0	0
Brent 1st Line August Futures	08/2020	1	(3)		(2)	0	0
Brent 1st Line December Futures	12/2020	1	(1)		(1)	0	0
Brent 1st Line July Futures	07/2020	1	(3)		(3)	0	(1)
Brent 1st Line June Futures	06/2020	2	(9)		(8)	0	(1)
Brent 1st Line May Futures	05/2020	3	(14)		(12)	0	(2)
Brent 1st Line November Futures	11/2020	1	(1)		(1)	0	0
Brent 1st Line October Futures	10/2020	1	(2)		(1)	0	0
Brent 1st Line September Futures	09/2020	1	(2)		(1)	0	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2020	2	2		(1)	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2020	1	1		0	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2020	2	2		0	0	0
Brent Crude December Futures	10/2021	62	2,574		(443)	0	(12)
Brent Crude July Futures	05/2020	11	326		(169)	0	(1)
Brent Crude March Futures	01/2022	2	85		(25)	0	(1)
Brent Crude September Futures	07/2021	7	284		(9)	0	(2)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

Call Options Strike @ EUR 113.200 on Euro-Schatz June 2020 Futures (1)	05/2020	227	6	5	4	0
Call Options Strike @ EUR 116.500 on Euro-Schatz June 2020 Futures (1)	05/2020	244	3	1	1	0
Call Options Strike @ EUR 139.500 on Euro-Bobl June 2020 Futures (1)	05/2020	66	3	3	2	0
Call Options Strike @ EUR 172.000 on Euro-BTP Italy Government Bond June 2020 Futures (1)	05/2020	23	0	0	0	0
Call Options Strike @ GBP 175.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	72	0	(1)	0	0
Chicago Ethanol (Platts) April Futures	04/2020	1	35	(19)	0	(2)
Chicago Ethanol (Platts) July Futures	07/2020	2	79	(10)	0	(4)
Chicago Ethanol (Platts) June Futures	06/2020	3	116	(35)	0	(6)
Chicago Ethanol (Platts) May Futures	05/2020	7	259	(77)	0	(16)
Cocoa May Futures	05/2020	2	45	0	0	0
Copper May Futures	05/2020	2	111	3	7	0
Corn December Futures	12/2020	12	215	(14)	0	(1)
Euro-Bund 10-Year Bond June Futures	06/2020	124	23,592	(119)	142	(149)
Gas Oil December Futures	12/2020	33	1,135	(349)	23	0
Gas Oil May Futures	05/2020	4	118	(2)	2	0
Gold 100 oz. June Futures	06/2020	7	1,118	(2)	16	(3)
Hard Red Winter Wheat July Futures	07/2020	9	225	19	2	0
Hard Red Winter Wheat May Futures	05/2020	4	99	1	2	0
Henry Hub Natural Gas April Futures	03/2021	1	6	0	0	0
Henry Hub Natural Gas August Futures	07/2021	1	6	0	0	0
Henry Hub Natural Gas December Futures	11/2021	1	7	1	0	0
Henry Hub Natural Gas February Futures	01/2021	1	7	1	0	0
Henry Hub Natural Gas January Futures	12/2020	1	7	1	0	0
Henry Hub Natural Gas July Futures	06/2021	1	6	0	0	0
Henry Hub Natural Gas June Futures	05/2021	1	6	0	0	0
Henry Hub Natural Gas March Futures	02/2021	1	7	1	0	0
Henry Hub Natural Gas May Futures	04/2021	1	6	0	0	0
Henry Hub Natural Gas November Futures	10/2021	1	6	0	0	0
Henry Hub Natural Gas October Futures	09/2021	1	6	0	0	0
Henry Hub Natural Gas September Futures	08/2021	1	6	0	0	0
Natural Gas April Futures	03/2021	8	189	9	0	0
Natural Gas July Futures	06/2020	11	210	(10)	0	(2)
Natural Gas May Futures	04/2020	29	476	(44)	0	(14)
New York Harbor ULSD December Futures	11/2020	4	197	0	0	(1)
New York Harbor ULSD July Futures	06/2020	5	219	(44)	0	(2)
New York Harbor ULSD October Futures	09/2020	1	48	(19)	0	0
Nickel May Futures	05/2020	1	69	(10)	0	(19)
Platinum July Futures	07/2020	12	438	(16)	5	0
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	139	12	11	0	(6)
RBOB Gasoline July Futures	06/2020	20	602	19	0	(8)
RBOB Gasoline May Futures	04/2020	4	100	(20)	2	(4)
RBOB Gasoline October Futures	09/2020	2	63	(35)	0	0
RBOB Gasoline September Futures	08/2020	2	67	(1)	0	0
Soybean May Futures	05/2020	3	133	1	1	0
Soybean Meal May Futures	05/2020	2	64	(1)	0	(1)
Soybean November Futures	11/2020	1	44	(1)	0	0
U.S. Treasury 2-Year Note June Futures	06/2020	14	3,085	48	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2020	287	35,978	1,351	0	(14)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	112	24,850	2,049	0	(364)
White Sugar August Futures	07/2020	7	116	(5)	0	(2)
WTI Crude December Futures	11/2020	6	201	(24)	0	0
WTI Crude December Futures	11/2022	2	80	(8)	0	0
WTI Crude December Futures	11/2023	8	337	(43)	0	0
WTI Crude July Futures	06/2021	6	219	(98)	1	0
WTI Crude June Futures	05/2020	1	25	(5)	1	0
WTI Crude June Futures	05/2021	31	1,123	(186)	5	0
WTI Crude June Futures	05/2022	13	509	(19)	0	0
WTI Crude March Futures	02/2021	2	70	0	0	0
WTI Crude May Futures	04/2021	6	215	(103)	1	0
WTI Crude November Futures	10/2020	8	263	(126)	0	0
WTI Crude September Futures	08/2020	2	62	(7)	0	0
WTI Crude September Futures	08/2021	14	519	(77)	2	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	1	(1)	0	1	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	1	(2)	(1)	2	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	1	(1)	1	1	0
				$1,301	$223	$(645)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee May Futures	05/2020	5	$(224)	$(23)	$0	$(1)
Australia Government 3-Year Note June Futures	06/2020	22	(1,585)	(7)	0	(1)
Australia Government 10-Year Bond June Futures	06/2020	8	(741)	4	0	(10)
Brent Crude December Futures	10/2020	89	(3,299)	186	29	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

Brent Crude December Futures	10/2023	20	(933)	182	2	0
Brent Crude June Futures	04/2020	9	(237)	10	1	0
Brent Crude June Futures	04/2022	30	(1,294)	270	5	0
Brent Crude October Futures	08/2020	3	(106)	6	1	0
Brent Crude September Futures	07/2020	2	(68)	0	1	0
Call Options Strike @ USD 61.000 on Brent Crude June 2020 Futures (1)	04/2020	12	0	12	0	0
Call Options Strike @ USD 63.000 on Brent Crude June 2020 Futures (1)	04/2020	12	0	13	0	0
Call Options Strike @ USD 64.000 on Brent Crude June 2020 Futures (1)	04/2020	24	(1)	22	0	0
Corn July Futures	07/2020	7	(121)	22	1	0
Corn May Futures	05/2020	14	(239)	3	0	0
Cotton No. 2 May Futures	05/2020	1	(26)	0	0	(1)
Euro-Bobl June Futures	06/2020	34	(5,070)	35	11	(12)
Euro-Buxl 30-Year Bond June Futures	06/2020	18	(4,167)	156	91	(45)
Euro-OAT France Government 10-Year Bond June Futures	06/2020	7	(1,291)	24	10	(4)
Euro-Schatz June Futures	06/2020	458	(56,670)	(15)	25	(33)
Gas Oil June Futures	06/2020	12	(362)	68	0	(10)
Gas Oil June Futures	06/2021	5	(185)	42	0	(4)
Gas Oil March Futures	03/2021	7	(250)	91	0	(5)
Gas Oil September Futures	09/2020	9	(297)	137	0	(7)
Globex Natural Gas May Futures	04/2020	9	(148)	26	5	0
Japan Government 10-Year Bond June Futures	06/2020	2	(2,838)	54	3	(7)
Live Cattle June Futures	06/2020	13	(479)	57	0	(16)
Natural Gas April Futures	03/2021	1	(9)	2	0	0
Natural Gas August Futures	07/2021	1	(9)	3	0	0
Natural Gas December Futures	11/2021	1	(12)	0	0	0
Natural Gas February Futures	01/2021	1	(9)	2	0	0
Natural Gas January Futures	12/2020	30	(822)	(32)	0	(2)
Natural Gas January Futures	12/2020	1	(10)	2	0	0
Natural Gas July Futures	06/2021	1	(9)	3	0	0
Natural Gas June Futures	05/2021	1	(8)	3	0	0
Natural Gas March Futures	02/2021	1	(10)	2	0	0
Natural Gas May Futures	04/2021	1	(9)	2	0	0
Natural Gas November Futures	10/2021	1	(11)	1	0	0
Natural Gas October Futures	09/2020	19	(393)	4	2	0
Natural Gas October Futures	09/2021	1	(10)	1	0	0
Natural Gas September Futures	08/2021	1	(9)	2	0	0
New York Harbor ULSD May Futures	04/2020	1	(42)	11	1	0
New York Harbor ULSD September Futures	08/2020	5	(233)	16	2	0
Silver May Futures	05/2020	1	(71)	0	0	0
Soybean Oil May Futures	05/2020	1	(16)	0	0	0
Sugar No. 11 July Futures	06/2020	7	(82)	9	2	0
Sugar No. 11 May Futures	04/2020	18	(210)	62	6	0
U.S. Treasury 10-Year Note June Futures	06/2020	162	(22,467)	(329)	26	(3)
U.S. Treasury 10-Year Ultra June Futures	06/2020	89	(13,887)	(736)	29	0
U.S. Treasury 30-Year Bond June Futures	06/2020	249	(44,587)	(3,317)	412	0
United Kingdom Long Gilt June Futures	06/2020	72	(12,180)	(244)	45	(36)
Wheat May Futures	05/2020	12	(341)	(10)	1	0
WTI Crude December Futures	11/2020	2	(67)	(1)	0	0
WTI Crude December Futures	11/2021	30	(1,136)	44	0	(2)
WTI Crude December Futures	11/2022	15	(603)	81	0	0
WTI Crude July Futures	06/2020	4	(111)	84	0	(2)
WTI Crude June Futures	05/2020	9	(221)	124	0	(4)
WTI Crude September Futures	08/2020	23	(716)	69	0	(3)
Zinc May Futures	05/2020	10	(476)	27	29	(1)
$(2,740)	$740	$(209)
Total Futures Contracts	$(1,439)	$963	$(854)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.688%	EUR	130	$2	$(1)	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	1.362	$100	(3)	3	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.948	200	(11)	3	(8)	1	0
$(12)	$5	$(7)	$1	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly		12/20/2024		$5,488	$(331)	$656	$325	$73	$0
CDX.HY-34 5-Year Index	(5.000)	Quarterly		06/20/2025		1,700	68	35	103	23	0
							$(263)	$691	$428	$96	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 32 5-Year Index	1.000%	Quarterly		12/20/2024	EUR	200	$2	$(1)	$1	$0	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,420	$4	$(502)	$(498)	$43	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		300	1	(140)	(139)	9	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		693	3	(333)	(330)	22	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		290	1	(141)	(140)	9	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,000	3	(117)	(114)	0	(4)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	03/12/2021		$84,350	120	706	826	21	0
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2021		84,500	(418)	(318)	(736)	0	(21)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		25,700	1,519	(66)	1,453	22	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		6,000	8	325	333	4	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		13,100	(506)	1,235	729	5	0
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		1,700	0	148	148	1	0
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	176	176	2	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	182	182	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,200	(26)	292	266	1	0
Receive	3-Month USD-LIBOR	1.404	Semi-Annual	03/12/2025		17,460	(122)	(675)	(797)	0	(2)
Pay(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		17,500	358	310	668	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		600	31	(80)	(49)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		400	0	(149)	(149)	12	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		200	(1)	(59)	(60)	6	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		500	0	(98)	(98)	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		1,100	(6)	(247)	(253)	31	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		2,700	26	(556)	(530)	76	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		800	1	(213)	(212)	23	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		500	(1)	(184)	(185)	15	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		1,180	(25)	(330)	(355)	35	0
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	3,700	(22)	99	77	5	0
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		1,300	(52)	(137)	(189)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	195,330	(4)	(40)	(44)	0	(1)
Pay	CPTFEMU	1.168	Maturity	03/15/2024	EUR	700	2	33	35	0	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	(71)	(72)	1	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		80	1	33	34	0	(2)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	0	43	43	0	(2)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		240	1	104	105	0	(4)
Pay	CPTFEMU	1.450	Maturity	02/15/2050		890	34	111	145	0	(25)
Receive	CPURNSA	2.027	Maturity	11/23/2020		$1,500	0	(27)	(27)	12	0
Receive	CPURNSA	2.021	Maturity	11/25/2020		1,500	0	(27)	(27)	12	0
Receive	CPURNSA	1.875	Maturity	03/14/2021		2,100	0	(52)	(52)	0	(1)
Receive	CPURNSA	1.816	Maturity	05/13/2021		10,100	0	(273)	(273)	0	(6)
Receive	CPURNSA	1.550	Maturity	07/26/2021		1,100	37	(47)	(10)	0	(2)
Receive	CPURNSA	1.445	Maturity	09/09/2021		8,290	0	(206)	(206)	0	(16)
Receive	CPURNSA	1.603	Maturity	09/12/2021		770	23	(34)	(11)	0	(2)
Receive	CPURNSA	1.580	Maturity	09/20/2021		2,100	0	(59)	(59)	0	(4)
Receive	CPURNSA	1.592	Maturity	09/20/2021		2,000	0	(57)	(57)	0	(4)
Receive	CPURNSA	2.069	Maturity	07/15/2022		700	0	(34)	(34)	0	(1)
Receive	CPURNSA	2.210	Maturity	02/05/2023		3,970	0	(255)	(255)	0	(6)
Receive	CPURNSA	2.263	Maturity	04/27/2023		2,120	0	(154)	(154)	0	(2)
Receive	CPURNSA	2.263	Maturity	05/09/2023		630	0	(46)	(46)	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

Receive	CPURNSA	2.281	Maturity	05/10/2023		960	0	(72)	(72)	0	(3)
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	187	187	8	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	132	132	6	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	201	201	9	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	0	72	72	3	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	0	64	64	3	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	152	152	7	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	271	275	10	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		630	0	90	90	3	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	0	136	136	4	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	0	138	138	4	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	0	257	257	8	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	0	126	126	5	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	0	37	37	2	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	2	274	276	12	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	170	0	0	0	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		70	0	(1)	(1)	1	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		800	0	(26)	(26)	0	(2)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		800	0	(36)	(36)	0	(3)
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		520	0	67	67	2	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		390	1	101	102	0	(2)
Pay	UKRPI	3.633	Maturity	12/15/2028	GBP	200	0	15	15	0	0
Pay	UKRPI	3.400	Maturity	01/15/2030		3,800	(2)	55	53	2	0
Pay	UKRPI	3.480	Maturity	01/15/2030		5,400	58	87	145	4	0
Pay	UKRPI	3.400	Maturity	06/15/2030		2,100	35	126	161	4	0
Pay	UKRPI	3.530	Maturity	10/15/2031		140	4	7	11	0	0
Pay	UKRPI	3.470	Maturity	09/15/2032		4,710	2	367	369	15	0
Pay	UKRPI	3.579	Maturity	10/15/2033		400	0	49	49	2	0
Pay	UKRPI	3.572	Maturity	05/15/2034		1,020	0	105	105	6	0
Receive	UKRPI	3.370	Maturity	01/15/2035		4,400	(19)	(189)	(208)	0	(27)
Pay	UKRPI	3.358	Maturity	04/15/2035		290	(6)	42	36	2	0
Pay	UKRPI	3.600	Maturity	06/15/2039		910	0	202	202	10	0
							$1,068	$1,106	$2,174	$515	$(149)
Total Swap Agreements							$795	$1,801	$2,596	$612	$(149)
(j)	Securities with an aggregate market value of $1,133 and cash of $4,384 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		04/2020		BRL	2,859			$550	$0		$0
		04/2020		GBP	10,423			13,439	493		0
		04/2020		RUB	331			5	1		0
		04/2020			$651		BRL	2,859	0		(101)
		05/2020			17		EUR	15	0		0
		07/2021		EUR	10			$11	0		0
BPS		04/2020		GBP	405			509	11		(4)
		04/2020		NZD	3,011			1,903	107		0
		04/2020			$3,367		EUR	3,019	3		(41)
		04/2020			539		GBP	462	35		0
		04/2020			3		ILS	10	0		0
		05/2020			14		EUR	13	0		0
BRC		04/2020		JPY	499,700			$4,546	0		(101)
		04/2020			$12,476		GBP	10,204	198		0
		05/2020		GBP	10,204			$12,484	0		(199)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

BSH	07/2020	BRL	1,188	281	54	0
CBK	04/2020	AUD	50	33	2	0
04/2020	CAD	1,223	918	49	0
04/2020	COP	37,949	11	2	0
04/2020	EUR	10,184	11,169	3	(66)
04/2020	GBP	184	214	0	(14)
04/2020	$169	EUR	148	0	(6)
04/2020	404	GBP	333	10	0
05/2020	EUR	7	$8	0	0
05/2020	MXN	3,040	155	27	0
05/2020	PEN	1,068	313	3	0
05/2020	$3	EUR	3	0	0
DUB	04/2020	BRL	360	$69	0	0
04/2020	$70	BRL	360	0	(1)
05/2020	BRL	360	$70	1	0
GLM	04/2020	3,219	718	99	0
04/2020	RUB	113,000	1,690	250	0
04/2020	$2,649	AUD	4,348	26	0
04/2020	619	BRL	3,219	0	0
04/2020	1,809	RUB	115,153	0	(341)
05/2020	AUD	4,348	$2,649	0	(26)
06/2020	SGD	9	6	0	0
HUS	04/2020	GBP	232	273	0	(15)
04/2020	MXN	30,862	1,354	55	0
05/2020	EUR	11	12	0	0
JPM	04/2020	$192	EUR	172	0	(3)
07/2020	230	BRL	1,188	0	(3)
03/2021	EUR	11	$12	0	0
04/2021	10	11	0	0
05/2021	10	12	0	0
06/2021	9	10	0	0
08/2021	10	12	0	0
09/2021	10	11	0	0
10/2021	11	12	0	0
11/2021	11	12	0	0
12/2021	12	13	0	0
MYI	04/2020	AUD	4,298	2,827	184	0
06/2020	$1,742	IDR	24,189,316	0	(277)
01/2021	EUR	11	$13	0	0
02/2021	9	11	0	0
RYL	04/2020	NZD	16	10	1	0
05/2020	$1,328	MXN	26,055	0	(235)
SCX	05/2020	EUR	6,845	$7,520	0	(39)
05/2020	$28	GBP	22	0	(1)
SOG	05/2020	GBP	109	$142	6	0
SSB	04/2020	JPY	5,000	48	1	0
06/2020	IDR	23,542,195	1,644	218	0
TOR	04/2020	$4,675	JPY	504,700	18	0
05/2020	JPY	504,700	$4,685	0	(16)
UAG	04/2020	$1,793	NZD	3,027	13	0
05/2020	NZD	3,027	$1,793	0	(13)
Total Forward Foreign Currency Contracts	$1,870	$(1,502)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.066%	10/02/2020	45,500	$181	$670
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 04/01/2050	$72.500	04/08/2020	15,500	$1	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2050	78.500	05/06/2020	14,600	1	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2050	72.000	05/06/2020	3,600	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2050	75.000	05/06/2020	13,100	1	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2050	65.000	04/08/2020	2,500	(1)	0
$2	$0
Total Purchased Options	$183	$670

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC Fuel Co. December 2020 Futures «	$13.000	12/31/2020	3	$(5)	$(7)
Call - OTC QS Co. December 2020 Futures «	21.000	12/31/2020	9	(12)	0
GST	Call - OTC Fuel Co. December 2020 Futures «	13.000	12/31/2020	8	(13)	(20)
JPM	Call - OTC QS Co. December 2020 Futures «	18.100	12/31/2020	2	(5)	0
$(35)	$(27)
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-33 5-Year Index	Sell	102.000%	05/20/2020	1,100	$(4)	$(109)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	600	(1)	(10)
GST	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	700	1	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	700	(1)	(13)
Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	900	(1)	(16)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	1,000	(1)	(8)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	800	(1)	(13)
$(8)	$(169)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	11,500	$(102)	$0
Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	0
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	(55)	(1)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0
Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,000	(37)	(16)
$(211)	$(17)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	08/27/2020	900	$(28)	$(45)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.302	10/02/2020	9,600	(183)	(595)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	500	(15)	(25)
MYC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	1,200	(39)	(60)
$(265)	$(725)
Total Written Options	$(519)	$(938)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 2H20	$5.250	Maturity	12/31/2020	600	$0	$(2)	$0	$(2)
Pay	EURMARGIN 2Q20	8.230	Maturity	06/30/2020	12,600	66	(34)	32	0
Receive	EURMARGIN 4Q20	6.100	Maturity	12/31/2020	300	0	(1)	0	(1)
Receive	EURMARGIN CAL20	8.050	Maturity	12/31/2020	4,950	0	(23)	0	(23)
Receive	EURMARGIN CAL21	6.120	Maturity	12/31/2021	600	(2)	0	0	(2)
CBK	Receive	HOBR CAL21	15.670	Maturity	12/31/2021	1,152	(1)	(2)	0	(3)
Receive	KCBT Wheat July Futures	4.430	Maturity	06/26/2020	10,000	0	6	6	0
Pay	MEHDUB 1H20	1.180	Maturity	06/30/2020	1,500	0	13	13	0
Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	9,000	0	(44)	0	(44)
Receive	MEHMID CAL21	1.840	Maturity	12/31/2021	4,000	0	(4)	0	(4)
GST	Receive	CBOT Soybean Oil May Futures	29.630	Maturity	04/24/2020	420,000	0	(11)	0	(11)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

Pay	CBOT Wheat May Futures	5.428	Maturity	04/24/2020	5,000	0	(1)	0	(1)
Pay	CBOT Wheat May Futures	5.483	Maturity	04/24/2020	25,000	0	(5)	0	(5)
Pay	CBOT Wheat May Futures	5.490	Maturity	04/24/2020	20,000	0	(4)	0	(4)
Pay	CBOT Wheat May Futures	5.545	Maturity	04/24/2020	10,000	0	(1)	0	(1)
Pay	CBOT Wheat May Futures	5.553	Maturity	04/24/2020	35,000	0	(5)	0	(5)
Receive	EBOBFUEL CAL20	21.600	Maturity	12/31/2020	1,800	0	(27)	0	(27)
Pay	EURMARGIN 2Q20	4.000	Maturity	06/30/2020	1,200	0	(2)	0	(2)
Pay	EURMARGIN 2Q20	8.650	Maturity	06/30/2020	300	0	1	1	0
Receive	EURMARGIN 4Q20	5.950	Maturity	12/31/2020	300	0	(1)	0	(1)
Receive	EURMARGIN CAL21	3.500	Maturity	12/31/2021	1,200	0	(1)	0	(1)
Receive	HOBR CAL21	14.080	Maturity	12/31/2021	1,200	0	(2)	0	(2)
Pay	HOBR CAL21	17.320	Maturity	12/31/2021	3,600	0	16	16	0
Receive	KCBT Wheat May Futures	4.768	Maturity	04/24/2020	10,000	0	2	2	0
Receive	KCBT Wheat May Futures	4.780	Maturity	04/24/2020	10,000	0	2	2	0
Receive	KCBT Wheat May Futures	4.788	Maturity	04/24/2020	10,000	0	1	1	0
Pay	MEHDUB 1H20	1.100	Maturity	06/30/2020	300	0	2	2	0
JPM	Receive	CBOT Soybean Oil May Futures	31.290	Maturity	04/24/2020	420,000	0	(18)	0	(18)
Pay	CBOT Wheat July Futures	4.980	Maturity	06/26/2020	15,000	0	(10)	0	(10)
Pay	CBOT Wheat July Futures	5.328	Maturity	06/26/2020	10,000	0	(3)	0	(3)
Pay	CBOT Wheat July Futures	5.615	Maturity	06/26/2020	5,000	0	0	0	0
Pay	CBOT Wheat July Futures	5.666	Maturity	06/26/2020	10,000	0	0	0	0
Pay	CBOT Wheat May Futures	5.478	Maturity	04/24/2020	5,000	0	(1)	0	(1)
Pay	CBOT Wheat May Futures	5.641	Maturity	04/24/2020	20,000	0	(1)	0	(1)
Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	900	0	(14)	0	(14)
Pay	EURMARGIN 2Q20	4.900	Maturity	06/30/2020	1,200	0	(1)	0	(1)
Pay	EURMARGIN 2Q20	8.350	Maturity	06/30/2020	900	0	2	2	0
Receive	EURMARGIN CAL21	6.350	Maturity	12/31/2021	2,160	(3)	(4)	0	(7)
Receive	EURMARGIN G0-Z0	6.900	Maturity	12/31/2020	2,250	0	(8)	0	(8)
Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	8,100	(38)	(40)	0	(78)
Receive	HOBR CAL21	15.500	Maturity	12/31/2021	1,248	0	(3)	0	(3)
Receive	KCBT Wheat May Futures	4.715	Maturity	04/24/2020	5,000	0	1	1	0
Receive	KCBT Wheat May Futures	4.760	Maturity	04/24/2020	5,000	0	1	1	0
Receive	KCBT Wheat May Futures	4.790	Maturity	04/24/2020	5,000	0	1	1	0
Receive	KCBT Wheat May Futures	4.800	Maturity	04/24/2020	5,000	0	1	1	0
Receive	LLSDUB CAL20	0.200	Maturity	12/31/2020	900	0	(5)	0	(5)
Pay	MEHDUB 1H20	1.210	Maturity	06/30/2020	600	0	5	5	0
MAC	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	900	0	(14)	0	(14)
Receive	EURMARGIN CAL21	3.100	Maturity	12/31/2021	12,000	0	(1)	0	(1)
Receive	EURMARGIN G0-Z0	7.230	Maturity	12/31/2020	8,100	0	(31)	0	(31)
Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	8,400	(39)	(19)	0	(58)
Receive	HOBR CAL21	16.250	Maturity	12/31/2021	1,200	0	(4)	0	(4)
Receive	KCBT Wheat July Futures	4.406	Maturity	06/26/2020	10,000	0	6	6	0
Receive	MEHCO CAL21	3.250	Maturity	12/31/2021	1,200	0	0	0	0
Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	1,200	0	0	0	0
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	990	0	(15)	0	(15)
Receive	EURMARGIN 4Q20	5.850	Maturity	12/31/2020	300	0	(1)	0	(1)
Receive	EURMARGIN CAL21	3.450	Maturity	12/31/2021	600	0	0	0	0
Receive	EURMARGIN G0-Z0	7.550	Maturity	12/31/2020	16,200	0	(67)	0	(67)
Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	2,400	0	(18)	0	(18)
Pay	MEHDUB 1H20	0.900	Maturity	06/30/2020	300	0	2	2	0
Receive	NAPHTHACO CA21	7.000	Maturity	12/31/2021	1,200	0	0	0	0
$(17)	$(386)	$94	$(497)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$800	$(42)	$40	$0	$(2)
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	300	(17)	16	0	(1)
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	(10)	0	(11)
$(60)	$46	$0	$(14)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	3-Month ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	2,690	$0	$(2)	$0	$(2)
Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	580	0	18	18	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022	$1,200	11	(194)	0	(183)
Pay	CPURNSA	2.560	Maturity	05/08/2023	13,100	0	(2,170)	0	(2,170)
GLM	Receive	3-Month ILS-TELBOR	0.370	Annual	06/20/2020	ILS	2,080	0	(2)	0	(2)
Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028	1,050	0	28	28	0
Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028	650	0	16	16	0
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	440	0	14	14	0
HUS	Receive	3-Month ILS-TELBOR	0.370	Annual	06/20/2020	1,640	0	(2)	0	(2)
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	350	0	11	11	0
JPM	Receive	3-Month ILS-TELBOR	0.420	Annual	06/20/2020	2,570	0	(3)	0	(3)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

	Pay	3-Month ILS-TELBOR		2.078	Annual	06/20/2028	550	0	18	18	0
								$11	$(2,268)	$105	$(2,362)
TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1TC Index	83,211	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	$4,542	$0	$16	$16	$0
	Receive	BCOMTR Index	57,881	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	7,725	0	(89)	0	(89)
	Receive	BCOMTR1 Index	32,577	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	1,606	0	(19)	0	(19)
CBK	Receive	BCOMF1TC Index	421	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	26	0	0	0	0
	Receive	BCOMTR Index	238,585	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	31,841	0	(366)	0	(366)
	Receive	CIXBSTR3 Index	105,682	0.235% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	15,265	0	(158)	0	(158)
CIB	Receive	BCOMTR Index	5,671	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	757	0	(9)	0	(9)
	Receive	PIMCODB Index	24,083	0.000%	Monthly	02/16/2021	1,598	0	(21)	0	(21)
FBF	Receive	BCOMTR Index	125,200	0.185% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	16,709	0	(192)	0	(192)
GST	Receive	BCOMF1TC Index	109,156	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	22,074	0	79	79	0
	Receive	BCOMTR Index	22,338	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	2,981	0	(35)	0	(35)
	Receive	CMDSKEWLS Index	17,875	0.250%	Monthly	02/16/2021	2,294	0	(235)	0	(235)
JPM	Receive	JMABFNJ2 Index	99,073	0.000%	Monthly	12/31/2020	8,666	0	0	0	0
	Receive	BCOMF1TC Index	1,416	0.235% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	150	0	1	1	0
	Receive	BCOMTR Index	12,381	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	1,652	0	(19)	0	(19)
	Receive	JMABDEWE Index	4,459	0.300%	Monthly	02/16/2021	4,764	0	33	33	0
	Receive	JMABFNC2 Index	18,470	0.170%	Monthly	02/16/2021	6,052	0	93	93	0
MAC	Receive	BCOMTR1 Index	131,416	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	8,452	0	(99)	0	(99)
	Receive	BCOMTR2 Index	147,836	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	10,441	0	(110)	0	(110)
	Receive	PIMCODB Index	24,068	0.000%	Monthly	02/16/2021	1,584	0	(21)	0	(21)
MEI	Receive	BCOMTR2 Index	292,026	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	29,024	0	(348)	0	(348)
MYC	Receive	BCOMTR Index	395,774	0.195% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	52,819	0	(608)	0	(608)
	Receive	BCOMTR1 Index	91,046	0.235% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	34,494	0	(404)	0	(404)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

RBC	Receive	RBCAEC0T Index	50,266	0.185% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	2,287	0	(27)	0	(27)
SOG	Receive	BCOMTR Index	2,272	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	303	0	(4)	0	(4)
$0	$(2,542)	$222	$(2,764)
VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	GOLDLNPM Index(7)	1.960%	Maturity	05/12/2020	$178	$0	$0	$0	$0
Receive	SLVRLND Index(7)	4.580	Maturity	05/12/2020	117	0	3	3	0
SOG	Pay	GOLDLNPM Index(7)	1.782	Maturity	06/08/2020	150	0	(1)	0	(1)
Receive	SLVRLND Index(7)	4.410	Maturity	06/08/2020	95	0	3	3	0
$0	$5	$6	$(1)
Total Swap Agreements	$(66)	$(5,145)	$427	$(5,638)
(l)

Securities with an aggregate market value of $4,966 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,905	$0	$12,905
Industrials	0	12,321	0	12,321
Utilities	0	4,700	0	4,700
U.S. Government Agencies	0	65,072	0	65,072
U.S. Treasury Obligations	0	238,127	0	238,127
Non-Agency Mortgage-Backed Securities	0	10,597	0	10,597
Asset-Backed Securities	0	23,160	0	23,160
Sovereign Issues	0	23,369	0	23,369
Preferred Securities
Banking & Finance	0	233	0	233
Short-Term Instruments
Repurchase Agreements	0	20,623	0	20,623
Argentina Treasury Bills	0	40	0	40
U.S. Treasury Bills	0	20,986	0	20,986
$0	$432,133	$0	$432,133
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,509	$0	$0	$2,509
Total Investments	$2,509	$432,133	$0	$434,642
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(724)	$0	$(724)
$0	$(724)	$0	$(724)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	963	715	0	1,678

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2020 (Unaudited)

Over the counter	0	2,967	0	2,967
	$963	$3,682	$0	$4,645
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(954)	(149)	0	(1,103)
Over the counter	0	(8,051)	(27)	(8,078)
	$(954)	$(8,200)	$(27)	$(9,181)
Total Financial Derivative Instruments	$9	$(4,518)	$(27)	$(4,536)
Totals	$2,518	$426,891	$(27)	$429,382

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Dynamic Bond Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Caesars Resort Collection LLC 3.739% (LIBOR03M + 2.750%) due 12/23/2024 ~		$293	$241
Charter Communications Operating LLC 2.740% (LIBOR03M + 1.750%) due 02/01/2027 ~		193	186
Dell International LLC 2.990% (LIBOR03M + 2.000%) due 09/19/2025 ~		191	184
PG&E Corp. 3.120% (LIBOR03M + 2.250%) due 12/31/2020 ~		1,000	995
RegionalCare Hospital Partners Holdings, Inc. 4.739% (LIBOR03M + 3.750%) due 11/17/2025 ~		441	406
Total Loan Participations and Assignments (Cost $2,108)			2,012
CORPORATE BONDS & NOTES 23.8%
BANKING & FINANCE 14.4%
ABN AMRO Bank NV 4.750% due 07/28/2025		100	101
AerCap Ireland Capital DAC 3.950% due 02/01/2022		500	436
American International Group, Inc. 4.125% due 02/15/2024		300	315
Aviation Capital Group LLC 2.530% (US0003M + 0.950%) due 06/01/2021 ~		900	859
Bank of America Corp. 3.550% due 03/05/2024 •		1,400	1,453
Barclays Bank PLC 7.625% due 11/21/2022 (i)		400	409
Barclays PLC 4.375% due 01/12/2026		1,000	1,021
BNP Paribas S.A. 4.705% due 01/10/2025 •		400	417
Citibank N.A. 3.400% due 07/23/2021		500	508
Citigroup, Inc. 4.044% due 06/01/2024 •		600	635
Cooperatieve Rabobank UA
2.500% due 01/19/2021		500	501
3.750% due 07/21/2026		700	676
Credit Agricole S.A. 6.500% due 06/23/2021 •(h)(i)	EUR	300	317
Credit Suisse AG 6.500% due 08/08/2023 (i)		$600	613
Credit Suisse Group AG
2.997% due 12/14/2023 •		550	536
6.375% due 08/21/2026 •(h)(i)		300	264
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		700	709
Deutsche Bank AG 4.250% due 10/14/2021		1,450	1,380
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	100	97
0.017% due 05/14/2021 •		200	207
2.927% (US0003M + 1.235%) due 02/15/2023 ~		$900	711
3.157% due 08/04/2020		500	490
3.550% due 10/07/2022		300	281
4.424% (US0003M + 2.550%) due 01/07/2021 ~		200	190
General Motors Financial Co., Inc.
2.685% (US0003M + 1.310%) due 06/30/2022 ~		200	159
3.550% due 07/08/2022		500	463
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		800	805
3.625% due 01/22/2023		300	310
3.691% due 06/05/2028 •		1,800	1,853
Harley-Davidson Financial Services, Inc. 2.520% (US0003M + 0.940%) due 03/02/2021 ~		800	799
HSBC Holdings PLC
3.400% due 03/08/2021		600	604
4.292% due 09/12/2026 •		500	524
4.300% due 03/08/2026		500	535
5.875% due 09/28/2026 •(h)(i)	GBP	200	222

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

International Lease Finance Corp. 8.250% due 12/15/2020		$900	895
Intesa Sanpaolo SpA 3.250% due 09/23/2024		400	374
JPMorgan Chase & Co.
3.060% (US0003M + 1.480%) due 03/01/2021 ~		2,000	2,006
3.797% due 07/23/2024 •		300	314
LeasePlan Corp. NV 2.875% due 10/24/2024		500	491
Lloyds Bank PLC 2.250% due 08/14/2022		400	399
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		800	789
7.625% due 06/27/2023 •(h)(i)	GBP	856	904
Mitsubishi UFJ Financial Group, Inc. 2.190% due 09/13/2021		$387	382
Mizuho Financial Group, Inc. 3.922% due 09/11/2024 •		500	528
Morgan Stanley
3.125% due 01/23/2023		200	205
3.591% due 07/22/2028 •		700	735
Nationstar Mortgage Holdings, Inc. 9.125% due 07/15/2026		600	545
Nationwide Building Society
3.766% due 03/08/2024 •		300	292
4.302% due 03/08/2029 •		1,700	1,800
Navient Corp. 5.875% due 03/25/2021		200	197
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		700	633
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •		200	212
8.625% due 08/15/2021 •(h)(i)		1,200	1,176
Santander UK PLC 3.400% due 06/01/2021		500	501
Springleaf Finance Corp. 6.125% due 03/15/2024		400	398
Synchrony Bank 3.000% due 06/15/2022		500	497
Toronto-Dominion Bank 2.874% (US0003M + 1.000%) due 04/07/2021 ~		800	795
UBS AG
5.125% due 05/15/2024 (i)		1,300	1,313
7.625% due 08/17/2022 (i)		250	258
UniCredit SpA
5.738% (US0003M + 3.900%) due 01/14/2022 ~		600	565
7.830% due 12/04/2023		900	962
Wells Fargo & Co.
2.600% due 07/22/2020		200	200
2.625% due 07/22/2022		400	405
3.000% due 02/19/2025		1,300	1,344
3.584% due 05/22/2028 •		200	210
Weyerhaeuser Co. 4.000% due 04/15/2030		400	402
			40,127
INDUSTRIALS 7.7%
Allergan Sales LLC 4.875% due 02/15/2021		233	237
Altice Financing S.A. 5.000% due 01/15/2028		300	268
American Airlines Pass-Through Trust 3.000% due 04/15/2030		349	330
Anheuser-Busch InBev Worldwide, Inc. 4.000% due 04/13/2028		600	635
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		300	301
Broadcom Corp.
3.000% due 01/15/2022		400	397
3.625% due 01/15/2024		100	99
CCO Holdings LLC 5.000% due 02/01/2028		700	707
Charter Communications Operating LLC
4.464% due 07/23/2022		100	103
4.908% due 07/23/2025		1,200	1,295
6.484% due 10/23/2045		100	123
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		600	548
7.000% due 06/30/2024		200	176
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		200	185
Constellation Oil Services Holding S.A. (10.000% PIK)
10.000% due 11/09/2024 ^(c)(d)		302	121
10.000% due 11/09/2024 ^«(c)(d)		44	1

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

CVS Health Corp. 4.100% due 03/25/2025		800	843
Dell International LLC
4.420% due 06/15/2021		850	859
6.020% due 06/15/2026		150	160
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		800	791
2.820% due 01/19/2022		900	894
Energy Transfer Partners LP 5.000% due 10/01/2022		1,500	1,368
Exela Intermediate LLC 10.000% due 07/15/2023		300	81
GATX Corp. 2.461% (US0003M + 0.720%) due 11/05/2021 ~		900	882
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (c)	EUR	200	172
IRB Holding Corp. 6.750% due 02/15/2026		$300	239
Komatsu Finance America, Inc. 2.118% due 09/11/2020		300	300
Marvell Technology Group Ltd. 4.200% due 06/22/2023		500	512
Newfield Exploration Co. 5.375% due 01/01/2026		500	262
NVR, Inc. 3.950% due 09/15/2022		900	901
Occidental Petroleum Corp. 2.600% due 08/13/2021		200	160
Oracle Corp. 3.600% due 04/01/2050 (b)		900	900
Pan American Energy LLC 30.362% (BADLARPP) due 11/20/2020 «~	ARS	4,370	49
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		$500	518
Petroleos Mexicanos 5.950% due 01/28/2031		200	139
QGOG Constellation S.A. 9.000% due 11/09/2024 ^«(d)		302	0
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		800	786
Refinitiv U.S. Holdings, Inc. 6.250% due 05/15/2026		400	415
Reynolds Group Issuer, Inc. 7.000% due 07/15/2024		125	128
Rockwell Collins, Inc. 2.800% due 03/15/2022		300	303
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		700	689
Sands China Ltd. 5.125% due 08/08/2025		600	569
Teva Pharmaceutical Finance Netherlands BV 0.375% due 07/25/2020	EUR	243	264
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		$900	893
Transocean, Inc. 7.250% due 11/01/2025		600	306
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	300	337
VMware, Inc. 2.950% due 08/21/2022		$900	903
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	2,240	26
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		$300	300
			21,475
UTILITIES 1.7%
AT&T, Inc.
2.330% (US0003M + 0.750%) due 06/01/2021 ~		800	777
4.100% due 02/15/2028		306	322
Duke Energy Corp. 1.418% (US0003M + 0.650%) due 03/11/2022 ~		500	487
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022		300	295
2.399% (US0003M + 0.720%) due 02/25/2022 ~		300	292
Petrobras Global Finance BV
5.999% due 01/27/2028		1,668	1,625
6.250% due 12/14/2026	GBP	100	117
6.850% due 06/05/2115		$350	334
Rio Oil Finance Trust 9.250% due 07/06/2024		390	385

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Sprint Corp. 7.250% due 02/01/2028	200	202
		4,836
Total Corporate Bonds & Notes (Cost $68,269)		66,438
MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	175	172
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)	3,000	129
Total Municipal Bonds & Notes (Cost $385)		301
U.S. GOVERNMENT AGENCIES 42.2%
Fannie Mae, TBA 3.000% due 06/01/2040	53,000	55,387
Freddie Mac
1.478% due 10/25/2021 ~(a)	324	6
4.000% due 08/01/2048	1,043	1,114
5.445% due 07/15/2047 •(a)	944	173
Ginnie Mae, TBA 4.000% due 04/01/2050	1,000	1,063
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 07/01/2048	5,915	6,270
4.000% due 04/01/2048	1,075	1,165
Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2050 - 06/01/2050	36,200	37,403
3.500% due 05/01/2050	13,700	14,491
4.000% due 05/01/2050	700	747
Total U.S. Government Agencies (Cost $116,296)		117,819
U.S. TREASURY OBLIGATIONS 40.1%
U.S. Treasury Bonds
2.875% due 11/15/2046	150	203
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2021	6,748	6,610
0.125% due 01/15/2030	1,504	1,552
0.250% due 01/15/2025	6,055	6,111
0.250% due 07/15/2029	2,017	2,096
0.375% due 07/15/2025	424	433
0.375% due 07/15/2027	3,163	3,257
0.625% due 01/15/2026	2,866	2,962
2.000% due 01/15/2026 (o)	845	940
2.375% due 01/15/2025	2,600	2,884
2.375% due 01/15/2027	2,187	2,537
U.S. Treasury Notes
1.250% due 07/31/2023	1,098	1,132
1.250% due 08/31/2024	6,400	6,654
1.500% due 02/15/2030 (k)	2,900	3,127
1.750% due 09/30/2022	5,700	5,915
1.875% due 12/15/2020	1,500	1,519
1.875% due 07/31/2022	5,200	5,394
2.000% due 05/31/2021 (m)(o)	1,100	1,124
2.000% due 12/31/2021 (m)(o)	3,600	3,712
2.000% due 07/31/2022 (o)	11,400	11,870
2.000% due 11/30/2022 (m)(o)	1,000	1,046
2.000% due 04/30/2024 (o)	700	747
2.125% due 09/30/2021 (k)(m)	16,500	16,975
2.250% due 12/31/2023	4,150	4,449
2.250% due 01/31/2024	1,270	1,363
2.500% due 05/15/2024	1,800	1,959
2.750% due 05/31/2023 (o)	80	86
2.750% due 07/31/2023	2,824	3,054
2.750% due 08/31/2023	11,022	11,935
2.875% due 09/30/2023 (o)	290	316
2.875% due 11/30/2023 (o)	70	76
Total U.S. Treasury Obligations (Cost $108,323)		112,038
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Assets Trust 1.157% due 06/25/2037 •	645	531
Banc of America Funding Trust
0.933% due 02/20/2047 •	644	554
1.153% due 07/20/2036 •	1,056	951
Banc of America Mortgage Trust 4.636% due 06/25/2035 ~	72	58

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

BCAP LLC Trust 5.250% due 06/26/2036		390	221
Bear Stearns Adjustable Rate Mortgage Trust
3.856% due 11/25/2034 ~		394	297
4.301% due 01/25/2035 ~		8	7
CBA Commercial Small Balance Commercial Mortgage 1.447% due 06/25/2038 •		874	550
Countrywide Alternative Loan Trust
0.953% due 02/20/2047 ^•		237	161
1.117% due 01/25/2037 ^•		246	239
5.500% due 04/25/2035		663	525
6.000% due 02/25/2037 ^		361	233
6.500% due 11/25/2037 ^		486	329
Countrywide Home Loan Mortgage Pass-Through Trust
3.555% due 02/20/2036 ~		268	234
3.785% due 08/25/2034 ~		99	93
Credit Suisse Mortgage Capital Certificates 2.287% due 12/27/2035 •		504	500
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.277% due 08/25/2037 ^•		513	386
Downey Savings & Loan Association Mortgage Loan Trust 0.940% due 10/19/2036 •		511	394
First Horizon Alternative Mortgage Securities Trust
3.582% due 01/25/2036 ^~		167	123
3.765% due 06/25/2036 ^~		183	151
3.776% due 06/25/2034 ~		104	96
First Horizon Mortgage Pass-Through Trust 4.133% due 11/25/2037 ^~		992	737
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035		458	484
HarborView Mortgage Loan Trust 1.570% due 11/19/2034 ^•		37	30
IndyMac Mortgage Loan Trust
1.157% due 04/25/2046 •		1,835	1,484
3.646% due 08/25/2037 ^~		256	188
4.087% due 10/25/2034 ~		21	19
Lehman XS Trust 1.172% due 08/25/2046 •		414	340
Mortgage Equity Conversion Asset Trust 0.670% due 05/25/2042 •		585	537
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		388	403
RBSSP Resecuritization Trust 1.877% due 02/26/2037 •		275	266
Residential Accredit Loans, Inc. Trust 6.109% due 09/25/2037 ~		932	732
RMAC Securities PLC 0.610% due 06/12/2044 •	GBP	1,062	1,227
Structured Asset Mortgage Investments Trust 1.147% due 08/25/2036 •		$316	473
Thornburg Mortgage Securities Trust
2.187% due 06/25/2037 •		250	204
2.197% due 06/25/2037 ^•		27	26
Towd Point Mortgage Funding PLC 1.724% due 10/20/2051 •	GBP	1,592	1,920
WaMu Mortgage Pass-Through Certificates Trust 1.407% due 04/25/2045 •		$50	46
Washington Mutual Mortgage Pass-Through Certificates Trust 2.397% due 09/25/2035 ^•		655	528
Total Non-Agency Mortgage-Backed Securities (Cost $16,941)			16,277
ASSET-BACKED SECURITIES 22.5%
Accredited Mortgage Loan Trust 1.577% due 09/25/2035 •		1,000	730
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,500	1,593
Argent Securities Trust 1.097% due 07/25/2036 •		$692	535
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.327% due 02/25/2036 •		1,458	1,161
Asset-Backed Funding Certificates Trust
1.107% due 01/25/2037 •		2,579	1,503
1.167% due 01/25/2037 •		1,794	1,057
Asset-Backed Securities Corp. Home Equity Loan Trust 1.967% due 07/25/2035 •		4,263	3,744
Bear Stearns Asset-Backed Securities Trust
1.437% due 09/25/2035 •		1,065	1,046
1.622% due 11/25/2035 ^•		1,287	1,286
Belle Haven ABS CDO Ltd. 2.123% due 11/03/2044 •		566	236
Business Jet Securities LLC 4.447% due 06/15/2033		342	278
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	1,000	1,087

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

CIT Mortgage Loan Trust
2.297% due 10/25/2037 •		$570	555
2.447% due 10/25/2037 •		900	760
Citigroup Mortgage Loan Trust, Inc. 1.397% due 10/25/2035 ^•		1,000	930
Countrywide Asset-Backed Certificates
1.077% due 12/25/2036 ^•		325	250
1.087% due 08/25/2037 •		1,249	1,193
1.087% due 08/25/2037 ^•		472	371
1.087% due 06/25/2047 ^•		506	410
1.097% due 07/25/2036 ^•		23	23
1.097% due 04/25/2047 ^•		404	378
1.127% due 11/25/2047 ^•		407	364
1.157% due 05/25/2047 ^•		1,682	1,285
4.701% due 07/25/2036 þ		300	275
Countrywide Asset-Backed Certificates Trust
1.952% due 08/25/2035 •		1,035	1,023
6.095% due 08/25/2035 þ		269	267
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.689% due 03/25/2037 ^þ		2,318	1,099
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	1,000	1,059
First Franklin Mortgage Loan Trust 1.307% due 11/25/2035 •		$3,362	2,906
GSAA Home Equity Trust
1.227% due 07/25/2037 •		2,876	1,291
5.985% due 06/25/2036 ~		1,081	431
GSAMP Trust
1.147% due 11/25/2036 •		946	501
1.177% due 03/25/2047 •		2,000	1,520
Home Equity Asset Trust 1.637% due 08/25/2035 •		1,900	1,737
HSI Asset Securitization Corp. Trust
1.057% due 12/25/2036 •		2,049	715
1.167% due 12/25/2036 •		576	208
Jamestown CLO Ltd. 2.521% due 07/15/2026 •		107	107
JPMorgan Mortgage Acquisition Corp. 1.287% due 02/25/2036 ^•		1,060	1,004
Long Beach Mortgage Loan Trust
1.467% due 08/25/2045 •		919	803
1.862% due 08/25/2035 •		2,000	1,253
MASTR Specialized Loan Trust 1.317% due 01/25/2037 •		1,500	773
Morgan Stanley ABS Capital, Inc. Trust
1.072% due 07/25/2036 •		389	314
1.087% due 11/25/2036 •		183	95
1.087% due 05/25/2037 •		632	528
1.097% due 07/25/2036 •		760	358
1.097% due 10/25/2036 •		443	240
1.487% due 12/25/2034 •		514	470
Morgan Stanley Capital, Inc. Trust
1.127% due 03/25/2036 •		16	13
1.237% due 01/25/2036 •		260	242
Morgan Stanley Home Equity Loan Trust
1.087% due 12/25/2036 •		2,072	1,058
1.207% due 04/25/2036 •		2,952	2,272
Morgan Stanley IXIS Real Estate Capital Trust 1.097% due 07/25/2036 •		1,527	722
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.347% due 02/25/2037 ^•		2,131	706
OFSI Fund Ltd. 2.719% due 10/18/2026 •		208	208
Option One Mortgage Loan Trust 1.277% due 04/25/2037 •		3,004	1,883
Palmer Square Loan Funding Ltd.
2.483% due 02/20/2028 •		900	884
2.789% due 04/20/2027 •		906	887
Residential Asset Securities Corp. Trust 1.637% due 11/25/2035 •		3,100	2,910
Securitized Asset-Backed Receivables LLC Trust
1.607% due 08/25/2035 ^•		677	465
1.712% due 02/25/2034 •		295	272
Sierra Madre Funding Ltd.
1.385% due 09/07/2039 •		487	438
1.405% due 09/07/2039 •		2,620	2,358
SoFi Consumer Loan Program LLC 2.770% due 05/25/2026		133	132
Sound Point CLO Ltd. 2.956% due 01/23/2029 •		1,500	1,458
Structured Asset Securities Corp. Mortgage Loan Trust 1.952% due 11/25/2035 •		1,000	882
Terwin Mortgage Trust 1.317% due 01/25/2037 •		1,066	512
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		937	917

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Triaxx Prime CDO Ltd. 1.841% due 10/02/2039 •		96	42
Venture CLO Ltd.
0.000% due 08/28/2029 •		1,600	1,519
2.952% due 10/22/2031 •		1,400	1,351
Wells Fargo Home Equity Asset-Backed Securities Trust 1.177% due 04/25/2037 •		897	822
Total Asset-Backed Securities (Cost $63,017)			62,705
SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
1.000% due 08/05/2021 (g)	ARS	1,327	9
5.875% due 01/11/2028		$1,000	273
6.875% due 01/11/2048		500	132
15.500% due 10/17/2026	ARS	1,460	6
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~		2,373	18
38.039% (ARLLMONP) due 06/21/2020 ~		57,977	421
Autonomous City of Buenos Aires Argentina 37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		2,730	25
Brazil Government International Bond 5.625% due 02/21/2047		$50	52
Chile Government International Bond 1.250% due 01/29/2040	EUR	300	286
Israel Government International Bond 3.875% due 07/03/2050 (b)		$400	400
Kuwait International Government Bond 3.500% due 03/20/2027		1,300	1,355
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	220	144
3.000% due 09/20/2030 (g)		872	656
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,100	343
6.150% due 08/12/2032		2,000	628
6.350% due 08/12/2028		5,800	1,875
Provincia de Buenos Aires 37.463% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	930	5
Qatar Government International Bond
3.875% due 04/23/2023		$700	722
4.500% due 04/23/2028		200	220
Saudi Government International Bond
3.625% due 03/04/2028		500	510
4.500% due 10/26/2046		600	611
4.625% due 10/04/2047		500	515
Slovenia Government International Bond 5.250% due 02/18/2024		300	338
South Africa Government International Bond 4.850% due 09/30/2029		700	577
Turkey Government International Bond
5.750% due 03/22/2024		400	374
6.350% due 08/10/2024		1,000	951
7.250% due 12/23/2023		600	589
Total Sovereign Issues (Cost $15,839)			12,035
		SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.6%
AGFC Capital Trust 3.581% (US0003M + 1.750%) due 01/15/2067 ~		100,000	40
Bank of America Corp.
4.300% due 01/28/2025 •(h)		400,000	345
5.875% due 03/15/2028 •(h)		200,000	203
Citigroup, Inc. 6.250% due 08/15/2026 •(h)		200,000	206
JPMorgan Chase & Co. 5.240% (US0003M + 3.470%) due 04/30/2020 ~(h)		342,000	309
Nationwide Building Society 10.250% ~		2,250	366
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)		50,000	50
			1,519
UTILITIES 0.1%
AT&T, Inc. 2.875% due 03/02/2025 •(h)		400,000	398

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Preferred Securities (Cost $2,168)			1,917
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (j) 0.3%			748
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
31.246% due 07/31/2020 «~	ARS	552	6
36.751% due 04/03/2020 ~		2,840	32
32.393% due 08/28/2020 ~		2,130	20
35.641% due 06/22/2020 ~		5,360	61
53.823% due 05/13/2020 (e)(f)		970	7
			126
Total Short-Term Instruments (Cost $909)			874
Total Investments in Securities (Cost $394,255)			392,416
		SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III		166,586	1,636
Total Short-Term Instruments (Cost $1,636)			1,636
Total Investments in Affiliates (Cost $1,636)			1,636
Total Investments 141.1% (Cost $395,891)			$394,052
Financial Derivative Instruments (l)(n) (0.5)%(Cost or Premiums, net $1,635)			(1,422)
Other Assets and Liabilities, net (40.6)%			(113,389)
Net Assets 100.0%			$279,241

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$748	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(767)	$748	$748
Total Repurchase Agreements	$(767)	$748	$748
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
GRE	1.300%	03/17/2020	04/17/2020	$(621)	$(621)
RCY	0.940	03/11/2020	04/09/2020	(3,905)	(3,907)
SGY	(0.140)	03/31/2020	04/14/2020	(3,139)	(3,139)
Total Reverse Repurchase Agreements	$(7,667)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	4.000%	04/01/2050	$700	$(749)	$(747)
Total Short Sales (0.3)%	$(749)	$(747)
(k)	Securities with an aggregate market value of $7,653 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(3,673) at a weighted average interest rate of 1.242%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2020	15	$2,854	$(6)	$17	$(18)
U.S. Treasury 5-Year Note June Futures	06/2020	40	5,014	203	0	(2)
$197	$17	$(20)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 177.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	26	$(14)	$9	$8	$(6)
Euro-BTP Italy Government Bond June Futures	06/2020	30	(4,679)	207	83	0
U.S. Treasury 10-Year Note June Futures	06/2020	113	(15,672)	(593)	16	0
U.S. Treasury 30-Year Bond June Futures	06/2020	126	(22,562)	233	209	0
$(144)	$316	$(6)
Total Futures Contracts	$53	$333	$(26)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	1.978%	$700	$(2)	$(25)	$(27)	$0	$(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2020	0.052	400	8	(6)	2	0	0
British Telecomminications	1.000	Quarterly	12/20/2024	1.162	EUR	700	2	(7)	(5)	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.382	$900	22	(12)	10	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.439	400	10	(5)	5	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.536	400	10	(5)	5	0	0
$50	$(60)	$(10)	$0	$(3)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(6)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 32 5-Year Index	(1.000)%	Quarterly	12/20/2024	EUR	1,700	$(44)	$39	$(5)	$3	$0
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022	2,500	(15)	(4)	(19)	3	0
$(59)	$35	$(24)	$6	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$600	$(21)	$(47)	$(68)	$2	$0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	2,134	94	(197)	(103)	0	(25)
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	2,832	164	(332)	(168)	0	(38)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	9,100	190	(220)	(30)	0	(26)
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	5,600	(94)	57	(37)	0	(17)
$333	$(739)	$(406)	$2	$(106)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (7)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	6,900	$(1)	$(102)	$(103)	$0	$(4)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	2,100	0	14	14	0	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		600	0	4	4	0	0
Pay(7)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		900	4	6	10	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		700	0	6	6	0	(1)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		700	0	7	7	0	(1)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		400	0	4	4	0	(1)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		200	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		1,100	1	9	10	0	(1)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		$11,800	(125)	1,207	1,082	5	0
Pay	3-Month USD-LIBOR	0.611	Semi-Annual	03/17/2025		2,800	0	17	17	0	0
Pay	3-Month USD-LIBOR	0.613	Semi-Annual	03/17/2025		4,500	0	28	28	0	0
Pay	3-Month USD-LIBOR	0.622	Semi-Annual	03/20/2025		11,700	0	70	70	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		500	(3)	(38)	(41)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		7,600	(136)	(487)	(623)	11	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,700	1,363	(2,425)	(1,062)	40	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	1,075	(3,415)	(2,340)	69	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		500	(1)	(64)	(65)	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		1,800	(21)	(157)	(178)	9	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,000	(18)	(106)	(124)	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		500	(1)	(62)	(63)	3	0
Pay(7)	3-Month USD-LIBOR	0.616	Semi-Annual	02/15/2036		2,700	0	(86)	(86)	0	(32)
Pay(7)	3-Month USD-LIBOR	0.727	Semi-Annual	02/15/2036		2,700	0	(41)	(41)	0	(32)
Pay(7)	3-Month USD-LIBOR	0.742	Semi-Annual	02/15/2036		2,700	0	(35)	(35)	0	(32)
Pay(7)	3-Month USD-LIBOR	0.779	Semi-Annual	02/15/2036		1,000	0	(7)	(7)	0	(12)
Pay(7)	3-Month USD-LIBOR	0.788	Semi-Annual	02/15/2036		1,600	0	(10)	(10)	0	(19)
Pay(7)	3-Month USD-LIBOR	0.808	Semi-Annual	02/15/2036		2,700	0	(8)	(8)	0	(32)
Pay(7)	3-Month USD-LIBOR	0.846	Semi-Annual	02/15/2036		2,700	0	7	7	0	(32)
Pay(7)	3-Month USD-LIBOR	0.910	Semi-Annual	02/15/2036		1,900	0	23	23	0	(23)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		200	0	(75)	(75)	6	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		600	(4)	(175)	(179)	18	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		1,200	(2)	(233)	(235)	34	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		3,200	(12)	(725)	(737)	91	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		1,700	(7)	(326)	(333)	48	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		7,900	(13)	(2,080)	(2,093)	228	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		300	0	(111)	(111)	9	0
Receive	3-Month USD-LIBOR	0.710	Semi-Annual	03/17/2050		500	0	25	25	12	0
Receive	3-Month USD-LIBOR	0.713	Semi-Annual	03/17/2050		800	0	39	39	20	0
Receive	3-Month USD-LIBOR	0.772	Semi-Annual	03/20/2050		2,100	0	71	71	53	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022	GBP	700	(23)	(3)	(26)	0	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025		13,800	15	(216)	(201)	0	(3)
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		700	(6)	(15)	(21)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	820,000	(16)	(142)	(158)	0	(5)
Pay	6-Month JPY-LIBOR	0.104	Semi-Annual	09/09/2029		89,000	0	(9)	(9)	1	0
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		89,000	0	(7)	(7)	1	0
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		91,000	0	(2)	(2)	1	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029		134,000	0	(10)	(10)	2	0
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		108,000	0	(9)	(9)	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	42,900	(24)	86	62	17	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	2,100	1	257	258	10	0
							$2,046	$(9,299)	$(7,253)	$698	$(232)
Total Swap Agreements							$2,370	$(10,063)	$(7,693)	$706	$(341)
(m)	Securities with an aggregate market value of $3,793 and cash of $3,533 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	GBP	1,366	$1,761	$65	$0
BPS	04/2020	EUR	905	990	5	(13)
04/2020	NZD	1,027	649	36	0
04/2020	$931	EUR	836	1	(10)
04/2020	292	GBP	246	13	0
05/2020	COP	4,964,453	$1,189	0	(29)
06/2020	$4	PLN	16	0	0
BRC	04/2020	JPY	5,400	$49	0	(1)
04/2020	$3,235	GBP	2,646	51	0
05/2020	GBP	2,646	$3,237	0	(52)
CBK	04/2020	BRL	1,195	230	0	0
04/2020	CAD	1,859	1,395	74	0
04/2020	EUR	15,402	16,885	0	(102)
04/2020	GBP	1,351	1,762	84	0
04/2020	MXN	1,420	61	1	0
04/2020	$258	BRL	1,194	0	(28)
04/2020	1,448	COP	4,947,483	0	(232)
04/2020	1,267	EUR	1,133	1	(18)
06/2020	82	RUB	6,533	1	0
DUB	04/2020	BRL	15,810	$3,082	39	0
04/2020	$3,041	BRL	15,810	2	0
05/2020	3,078	15,810	0	(42)
01/2021	87	380	0	(15)
GLM	04/2020	BRL	2,343	$451	0	0
04/2020	MXN	1,302	59	5	0
04/2020	RUB	4,151	53	0	0
04/2020	$505	BRL	2,343	0	(54)
04/2020	1,314	EUR	1,216	27	0
04/2020	1,517	RUB	97,077	0	(280)
05/2020	52	4,150	0	0
HUS	04/2020	GBP	175	$206	0	(11)
04/2020	MXN	971	39	0	(2)
04/2020	$2,932	EUR	2,694	39	0
01/2021	BRL	380	$59	0	(13)
SCX	05/2020	EUR	10,428	11,457	0	(59)
05/2020	$43	RUB	3,355	0	0
SOG	04/2020	21	1,634	0	0
05/2020	72	5,642	0	0
06/2020	185	14,390	0	(2)
SSB	04/2020	2,798	BRL	12,272	0	(436)
UAG	04/2020	RUB	4,356	$55	0	(1)
04/2020	$608	NZD	1,027	5	0
04/2020	113	RUB	8,963	1	0
05/2020	NZD	1,027	$608	0	(5)
06/2020	$151	RUB	12,232	4	0
Total Forward Foreign Currency Contracts	$454	$(1,405)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860%	02/26/2021	440	$27	$26
Total Purchased Options	$27	$26

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-33 5-Year Index	Sell	102.000%	05/20/2020	1,000	$(4)	$(99)
BPS	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	700	0	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	700	(1)	(13)
Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	600	(1)	(10)
DUB	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	700	(1)	(11)
GST	Put - OTC CDX.HY-33 5-Year Index	Sell	102.000	06/17/2020	400	(3)	(41)
Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	700	0	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	700	(1)	(13)
Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	900	(1)	(16)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	500	0	(3)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	400	0	(3)
MYC	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	700	(1)	(11)
$(13)	$(220)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780%	02/26/2021	1,250	$(26)	$(26)
Total Written Options	$(39)	$(246)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	1.371%	$100	$6	$(4)	$2	$0
BPS	UBS AG	(1.000)	Quarterly	06/20/2024	1.371	200	13	(10)	3	0
$19	$(14)	$5	$0
CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	1.025%	$100	$(3)	$3	$0	$0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	227.790	350	28	(284)	0	(256)
Colombia Government International Bond	1.000	Quarterly	06/20/2021	1.025	500	(16)	16	0	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2024	2.091	200	1	(11)	0	(10)
DUB	Turkey Government International Bond	1.000	Quarterly	06/20/2024	5.263	100	(15)	0	0	(15)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	227.790	350	29	(285)	0	(256)
Colombia Government International Bond	1.000	Quarterly	06/20/2021	1.025	400	(13)	13	0	0
Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.804	200	(3)	(3)	0	(6)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	3.864	1,600	(71)	(105)	0	(176)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.908	100	1	(1)	0	0
$(62)	$(657)	$0	$(719)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,165	$(243)	$168	$0	$(75)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	746	(157)	109	0	(48)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	886	(187)	130	0	(57)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(55)	38	0	(17)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,100	(38)	26	0	(12)
$(680)	$471	$0	$(209)
Total Swap Agreements	$(723)	$(200)	$5	$(928)
(o)

Securities with an aggregate market value of $1,460 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,012	$0	$2,012
Corporate Bonds & Notes
Banking & Finance	0	40,127	0	40,127
Industrials	0	21,425	50	21,475
Utilities	0	4,836	0	4,836
Municipal Bonds & Notes
Texas	0	172	0	172
West Virginia	0	129	0	129
U.S. Government Agencies	0	117,819	0	117,819
U.S. Treasury Obligations	0	112,038	0	112,038
Non-Agency Mortgage-Backed Securities	0	16,277	0	16,277
Asset-Backed Securities	0	62,705	0	62,705
Sovereign Issues	400	11,635	0	12,035
Preferred Securities
Banking & Finance	0	1,519	0	1,519
Utilities	0	398	0	398
Short-Term Instruments
Repurchase Agreements	0	748	0	748
Argentina Treasury Bills	0	120	6	126
$400	$391,960	$56	$392,416
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,636	$0	$0	$1,636
Total Investments	$2,036	$391,960	$56	$394,052
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(747)	$0	$(747)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	333	706	0	1,039
Over the counter	0	485	0	485
$333	$1,191	$0	$1,524
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(341)	0	(367)
Over the counter	0	(2,579)	0	(2,579)
$(26)	$(2,920)	$0	$(2,946)
Total Financial Derivative Instruments	$307	$(1,729)	$0	$(1,422)
Totals	$2,343	$389,484	$56	$391,883

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.6% ¤
ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angolan Government International Bond
8.250% due 05/09/2028		$200	$84
9.125% due 11/26/2049		200	81
9.375% due 05/08/2048		700	279
9.500% due 11/12/2025		200	86
Total Angola (Cost $1,354)			530
ARGENTINA 1.8%
SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
3.380% due 12/31/2038 þ	EUR	1,600	479
3.750% due 12/31/2038 þ		$4,700	1,426
5.250% due 01/15/2028	EUR	400	113
6.250% due 11/09/2047		270	75
6.875% due 01/11/2048		$2,850	752
7.125% due 07/06/2036		600	157
7.820% due 12/31/2033	EUR	1,596	591
Provincia de Buenos Aires
9.950% due 06/09/2021		$300	93
10.875% due 01/26/2021		67	21
Provincia de la Rioja 9.750% due 02/24/2025		200	79
Provincia de Neuquen 7.500% due 04/27/2025		160	102
Total Argentina (Cost $9,463)			3,888
ARMENIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Armenia International Bond 3.950% due 09/26/2029		$300	267
Total Armenia (Cost $294)			267
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	200	162
Total Austria (Cost $226)			162
AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.6%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,436
SOVEREIGN ISSUES 0.1%
Azerbaijan Government International Bond 4.750% due 03/18/2024		200	196
Total Azerbaijan (Cost $1,672)			1,632
BAHAMAS 0.5%
SOVEREIGN ISSUES 0.5%
Bahamas Government International Bond 6.000% due 11/21/2028		$1,250	1,098

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Bahamas (Cost $1,255)		1,098
BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond 5.625% due 09/30/2031	$200	166
Total Bahrain (Cost $211)		166
BRAZIL 4.7%
CORPORATE BONDS & NOTES 3.4%
Banco BTG Pactual S.A. 4.500% due 01/10/2025	$600	528
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028	3,440	3,480
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025	200	178
4.625% due 02/04/2030	400	356
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/30/2020 (f)(g)	623	7
Petrobras Global Finance BV
6.850% due 06/05/2115	600	573
7.250% due 03/17/2044	500	511
Rede D'or Finance SARL 4.500% due 01/22/2030	300	262
Vale Overseas Ltd.
6.250% due 08/10/2026	800	868
6.875% due 11/21/2036	370	415
6.875% due 11/10/2039	350	389
		7,567
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	1,600	1,604
SOVEREIGN ISSUES 0.6%
Brazil Government International Bond
4.750% due 01/14/2050	1,013	936
5.000% due 01/27/2045	318	304
5.625% due 01/07/2041	50	51
		1,291
Total Brazil (Cost $10,371)		10,462
CAYMAN ISLANDS 3.3%
ASSET-BACKED SECURITIES 0.1%
Garanti Diversified Payment Rights Finance Co. 4.550% due 10/09/2021 «•	$233	232
CORPORATE BONDS & NOTES 3.2%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)	600	342
CK Hutchison International Ltd. 3.375% due 09/06/2049	500	514
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)	267	248
0.000% due 05/15/2030 (f)	800	652
KSA Sukuk Ltd. 2.969% due 10/29/2029 (i)	300	295
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034	109	117
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	95	80
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	408	134
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	1,541	1,240
Sands China Ltd.
5.125% due 08/08/2025	300	285
5.400% due 08/08/2028	700	662
Sunac China Holdings Ltd.
6.875% due 08/08/2020	200	198
8.625% due 07/27/2020	200	199

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Tencent Holdings Ltd. 3.975% due 04/11/2029 (i)		2,000	2,229
			7,195
Total Cayman Islands (Cost $7,612)			7,427
CHILE 3.0%
CORPORATE BONDS & NOTES 2.4%
Banco del Estado de Chile 2.704% due 01/09/2025		$200	187
Banco Santander Chile 2.700% due 01/10/2025		200	193
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050		300	261
4.250% due 07/17/2042		400	385
4.500% due 09/16/2025		1,000	1,038
4.875% due 11/04/2044		600	620
Embotelladora Andina S.A. 3.950% due 01/21/2050		200	171
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024		700	675
GNL Quintero S.A. 4.634% due 07/31/2029		800	767
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		995	904
4.500% due 08/15/2025		176	150
			5,351
SOVEREIGN ISSUES 0.6%
Chile Government International Bond 1.250% due 01/29/2040	EUR	1,500	1,432
Total Chile (Cost $7,159)			6,783
CHINA 1.8%
CORPORATE BONDS & NOTES 1.8%
CCCI Treasure Ltd. 3.500% due 04/21/2020 •(g)		$800	798
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027		250	272
Sinopec Group Overseas Development Ltd.
3.680% due 08/08/2049		300	327
4.375% due 04/10/2024		500	535
4.875% due 05/17/2042		500	628
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		1,000	1,059
3.700% due 06/10/2025		300	325
Total China (Cost $3,642)			3,944
COLOMBIA 1.7%
CORPORATE BONDS & NOTES 0.4%
Ecopetrol S.A.
5.875% due 09/18/2023		$300	296
5.875% due 05/28/2045		400	358
7.375% due 09/18/2043		200	204
			858
SOVEREIGN ISSUES 1.3%
Colombia Government International Bond
2.625% due 03/15/2023		1,000	978
5.000% due 06/15/2045 (i)		1,300	1,345
5.200% due 05/15/2049		200	211
8.125% due 05/21/2024		300	349
			2,883
Total Colombia (Cost $3,562)			3,741
COSTA RICA 0.6%
SOVEREIGN ISSUES 0.6%
Costa Rica Government International Bond
4.250% due 01/26/2023		$400	360
5.625% due 04/30/2043		400	292
6.125% due 02/19/2031		600	510
7.158% due 03/12/2045		200	162

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Costa Rica (Cost $1,592)			1,324
DOMINICAN REPUBLIC 2.4%
SOVEREIGN ISSUES 2.4%
Dominican Republic International Bond
5.500% due 01/27/2025		$300	291
5.950% due 01/25/2027		400	382
6.000% due 07/19/2028		2,000	1,913
6.400% due 06/05/2049		1,000	890
6.500% due 02/15/2048		500	445
6.850% due 01/27/2045		400	371
6.875% due 01/29/2026		500	502
10.750% due 08/11/2028	DOP	27,200	488
10.875% due 01/14/2026		4,300	79
Total Dominican Republic (Cost $5,816)			5,361
ECUADOR 0.4%
SOVEREIGN ISSUES 0.4%
Ecuador Government International Bond
7.875% due 01/23/2028		$1,400	398
7.950% due 06/20/2024		200	57
9.500% due 03/27/2030		800	240
9.625% due 06/02/2027		200	55
10.750% due 01/31/2029		800	230
Total Ecuador (Cost $3,330)			980
EGYPT 1.6%
SOVEREIGN ISSUES 1.6%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	400	385
5.577% due 02/21/2023		$1,000	930
6.375% due 04/11/2031	EUR	400	351
7.053% due 01/15/2032		$400	325
7.500% due 01/31/2027		400	365
7.600% due 03/01/2029		200	180
7.903% due 02/21/2048		400	326
8.500% due 01/31/2047		700	578
8.700% due 03/01/2049		200	167
Total Egypt (Cost $4,246)			3,607
EL SALVADOR 0.6%
SOVEREIGN ISSUES 0.6%
El Salvador Government International Bond
5.875% due 01/30/2025		$900	798
7.125% due 01/20/2050		600	467
7.650% due 06/15/2035		145	125
Total El Salvador (Cost $1,663)			1,390
GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
2.882% (US0003M + 1.190%) due 11/16/2022 ~		$300	272
3.950% due 02/27/2023		400	398
5.000% due 02/14/2022		200	197
Total Germany (Cost $869)			867
GHANA 1.3%
SOVEREIGN ISSUES 1.3%
Ghana Government International Bond
6.375% due 02/11/2027		$600	442
7.875% due 03/26/2027		300	224
8.125% due 03/26/2032		1,100	785
8.750% due 03/11/2061		900	629
8.950% due 03/26/2051		300	213
Republic of Ghana Government Bonds 19.500% due 10/18/2021	GHS	2,800	479

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Ghana (Cost $3,712)		2,772
GUATEMALA 0.8%
SOVEREIGN ISSUES 0.8%
Guatemala Government International Bond
4.375% due 06/05/2027	$300	291
4.875% due 02/13/2028	410	401
4.900% due 06/01/2030	300	290
6.125% due 06/01/2050	700	702
Total Guatemala (Cost $1,689)		1,684
HONG KONG 1.0%
CORPORATE BONDS & NOTES 1.0%
CNOOC Nexen Finance ULC 4.250% due 04/30/2024 (i)	$1,400	1,498
Nexen, Inc.
6.400% due 05/15/2037	50	69
7.500% due 07/30/2039	450	705
Total Hong Kong (Cost $2,025)		2,272
HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
MFB Magyar Fejlesztesi Bank Zrt 6.250% due 10/21/2020	$500	513
Total Hungary (Cost $500)		513
INDIA 1.5%
CORPORATE BONDS & NOTES 0.9%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	$500	416
Adani Transmission Ltd. 4.250% due 05/21/2036	200	181
Delhi International Airport Ltd. 6.450% due 06/04/2029	400	331
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030	200	178
3.950% due 02/13/2050	200	165
Muthoot Finance Ltd. 4.400% due 09/02/2023	300	237
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023	700	490
		1,998
SOVEREIGN ISSUES 0.6%
Export-Import Bank of India
3.250% due 01/15/2030	500	447
3.375% due 08/05/2026	700	670
3.875% due 03/12/2024	200	198
		1,315
Total India (Cost $3,917)		3,313
INDONESIA 8.4%
CORPORATE BONDS & NOTES 3.4%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021	$400	403
5.710% due 11/15/2023	400	410
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023	800	799
4.875% due 10/01/2024	500	509
Pelabuhan Indonesia PT 4.250% due 05/05/2025	400	394
Pertamina Persero PT
4.175% due 01/21/2050	400	346
4.875% due 05/03/2022	500	503
6.000% due 05/03/2042 (i)	900	958
6.000% due 05/03/2042	600	639
6.450% due 05/30/2044	2,100	2,309
Perusahaan Listrik Negara PT
4.125% due 05/15/2027	200	194

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.375% due 02/05/2050		200	179
			7,643
SOVEREIGN ISSUES 5.0%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	775
3.375% due 04/15/2023		$2,000	2,004
3.375% due 07/30/2025	EUR	100	113
4.350% due 01/11/2048		$700	722
4.450% due 02/11/2024 (i)		1,100	1,141
4.750% due 01/08/2026		1,200	1,273
5.125% due 01/15/2045		200	224
5.250% due 01/17/2042		400	459
5.250% due 01/08/2047		600	667
6.625% due 02/17/2037		900	1,139
6.750% due 01/15/2044		300	393
7.750% due 01/17/2038		100	139
Perusahaan Penerbit SBSN Indonesia
4.400% due 03/01/2028 (i)		700	709
4.450% due 02/20/2029 (i)		1,200	1,230
			10,988
Total Indonesia (Cost $18,064)			18,631
IRELAND 1.4%
CORPORATE BONDS & NOTES 1.4%
Vnesheconombank Via VEB Finance PLC 5.942% due 11/21/2023		$3,100	3,177
Total Ireland (Cost $3,173)			3,177
ISRAEL 0.6%
SOVEREIGN ISSUES 0.6%
State of Israel 3.375% due 01/15/2050		$1,400	1,365
Total Israel (Cost $1,366)			1,365
IVORY COAST 0.3%
SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond 5.250% due 03/22/2030	EUR	600	570
Total Ivory Coast (Cost $717)			570
JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$200	194
Total Jamaica (Cost $200)			194
JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
ARTS Ltd. 2.521% due 09/15/2021 «•		$185	182
Total Jersey, Channel Islands (Cost $183)			182
JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$1,000	887
6.125% due 01/29/2026		300	274
Total Jordan (Cost $1,301)			1,161
KAZAKHSTAN 1.4%
CORPORATE BONDS & NOTES 1.1%
KazMunayGas National Co. JSC
4.750% due 04/24/2025		$1,700	1,701
4.750% due 04/19/2027		400	385

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

5.750% due 04/19/2047		400	399
			2,485
SOVEREIGN ISSUES 0.3%
Kazakhstan Government International Bond 4.875% due 10/14/2044		600	679
Total Kazakhstan (Cost $3,101)			3,164
KENYA 0.7%
SOVEREIGN ISSUES 0.7%
Kenya Government International Bond
6.875% due 06/24/2024		$800	766
7.250% due 02/28/2028		800	748
Total Kenya (Cost $1,639)			1,514
LUXEMBOURG 4.7%
CORPORATE BONDS & NOTES 4.7%
Constellation Oil Services Holding S.A. (10.000% PIK)
10.000% due 11/09/2024 ^(b)(c)		$706	282
10.000% due 11/09/2024 ^«(b)(c)		103	3
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,600	1,602
6.000% due 11/27/2023		300	316
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		700	711
5.150% due 02/11/2026		1,700	1,782
5.999% due 01/23/2021		2,000	2,038
6.510% due 03/07/2022		750	778
QGOG Constellation S.A. 9.000% due 11/09/2024 ^«(c)		704	0
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		200	205
6.125% due 02/07/2022		2,200	2,280
Unigel Luxembourg S.A. 8.750% due 10/01/2026		600	363
Total Luxembourg (Cost $10,622)			10,360
MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 4.500% due 03/18/2045		$200	209
Total Malaysia (Cost $198)			209
MAURITIUS 0.2%
CORPORATE BONDS & NOTES 0.2%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$500	415
Total Mauritius (Cost $500)			415
MEXICO 6.9%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		17,978	0
Hipotecaria Su Casita S.A. «		5,259	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		1,907	0
			0
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.5%
America Movil S.A.B. de C.V. 6.450% due 12/05/2022	MXN	6,000	238
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(g)(h)		$200	153

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Cibanco S.A. Ibm 4.962% due 07/18/2029		400	354
Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		600	510
Petroleos Mexicanos
5.350% due 02/12/2028		500	349
5.950% due 01/28/2031		500	346
6.350% due 02/12/2048		1,256	798
6.625% due 06/15/2038		700	464
6.750% due 09/21/2047		600	390
6.840% due 01/23/2030		600	437
6.950% due 01/28/2060 (i)		2,150	1,459
7.690% due 01/23/2050		5,454	3,847
Trust Fibra Uno
4.869% due 01/15/2030		400	348
6.390% due 01/15/2050		400	372
			10,065
SOVEREIGN ISSUES 2.4%
Mexico Government International Bond
3.250% due 04/16/2030		400	376
4.000% due 03/15/2115	EUR	1,000	984
4.500% due 01/31/2050 (i)		$1,892	1,881
4.600% due 01/23/2046		1,108	1,108
4.600% due 02/10/2048		200	202
5.750% due 10/12/2110		700	729
			5,280
Total Mexico (Cost $20,806)			15,345
MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
5.125% due 12/05/2022		$530	477
5.625% due 05/01/2023		700	630
Total Mongolia (Cost $1,229)			1,107
MOROCCO 0.1%
CORPORATE BONDS & NOTES 0.1%
OCP S.A. 5.625% due 04/25/2024		$300	299
Total Morocco (Cost $308)			299
NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$300	258
Total Namibia (Cost $298)			258
NETHERLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		$500	522
Metinvest BV
7.750% due 04/23/2023		200	144
7.750% due 10/17/2029		700	472
8.500% due 04/23/2026		400	285
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		400	341
Prosus NV 3.680% due 01/21/2030		200	182
Total Netherlands (Cost $2,483)			1,946
NIGERIA 1.0%
SOVEREIGN ISSUES 1.0%
Nigeria Government International Bond
6.375% due 07/12/2023		$200	167
6.500% due 11/28/2027		1,400	980
7.143% due 02/23/2030		200	140
7.875% due 02/16/2032		1,300	920

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Nigeria (Cost $3,117)			2,207
OMAN 1.7%
SOVEREIGN ISSUES 1.7%
Oman Government International Bond
5.375% due 03/08/2027		$1,300	938
5.625% due 01/17/2028		2,400	1,728
6.000% due 08/01/2029		1,000	722
6.500% due 03/08/2047		700	461
Total Oman (Cost $5,287)			3,849
PAKISTAN 0.4%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021		$200	192
5.625% due 12/05/2022		200	188
			380
SOVEREIGN ISSUES 0.2%
Pakistan Government International Bond 6.875% due 12/05/2027		400	334
Total Pakistan (Cost $787)			714
PANAMA 1.9%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		$700	763
SOVEREIGN ISSUES 1.6%
Panama Government International Bond
4.300% due 04/29/2053		1,100	1,195
4.500% due 05/15/2047		300	332
4.500% due 04/01/2056 (a)		1,900	2,076
			3,603
Total Panama (Cost $3,889)			4,366
PARAGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Paraguay Government International Bond
5.400% due 03/30/2050		$600	612
6.100% due 08/11/2044		400	426
Total Paraguay (Cost $1,092)			1,038
PERU 1.3%
CORPORATE BONDS & NOTES 0.5%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,800	531
Petroleos del Peru S.A.
4.750% due 06/19/2032		$400	368
5.625% due 06/19/2047		300	273
			1,172
SOVEREIGN ISSUES 0.8%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	190
Peru Government International Bond
5.350% due 08/12/2040	PEN	3,700	1,029
8.750% due 11/21/2033		$400	638
			1,857
Total Peru (Cost $3,022)			3,029
PHILIPPINES 0.5%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	1,057

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Philippines (Cost $1,057)			1,057
POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond 3.250% due 04/06/2026		$200	217
Total Poland (Cost $199)			217
QATAR 2.7%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc. 6.067% due 12/31/2033		$100	113
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		350	372
			485
SOVEREIGN ISSUES 2.5%
Qatar Government International Bond
3.375% due 03/14/2024 (i)		800	816
4.000% due 03/14/2029 (i)		1,600	1,718
4.817% due 03/14/2049		1,600	1,892
5.103% due 04/23/2048		900	1,096
			5,522
Total Qatar (Cost $5,338)			6,007
ROMANIA 0.7%
SOVEREIGN ISSUES 0.7%
Romania Government International Bond
2.124% due 07/16/2031	EUR	1,400	1,422
3.500% due 04/03/2034		100	112
Total Romania (Cost $1,681)			1,534
RUSSIA 3.2%
CORPORATE BONDS & NOTES 0.4%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$800	805
SOVEREIGN ISSUES 2.8%
Russia Government International Bond
5.625% due 04/04/2042		1,900	2,321
6.000% due 10/06/2027 (i)	RUB	86,400	1,070
7.250% due 05/10/2034 (i)		86,800	1,156
7.650% due 04/10/2030 (i)		113,900	1,556
7.700% due 03/23/2033		4,000	55
			6,158
Total Russia (Cost $7,431)			6,963
SAUDI ARABIA 3.0%
SOVEREIGN ISSUES 3.0%
Saudi Government International Bond
3.250% due 10/26/2026		$200	200
3.625% due 03/04/2028		1,500	1,530
3.750% due 01/21/2055		1,200	1,110
4.000% due 04/17/2025		1,000	1,042
4.375% due 04/16/2029 (i)		1,400	1,511
4.500% due 10/26/2046		1,200	1,223
Total Saudi Arabia (Cost $6,645)			6,616
SENEGAL 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Republic of Senegal 3.000% (EUR003M + 3.000%) due 06/03/2020 «~	EUR	1,000	1,078
SOVEREIGN ISSUES 0.4%
Senegal Government International Bond
4.750% due 03/13/2028		100	101
6.250% due 05/23/2033		$700	633

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

6.750% due 03/13/2048		200	165
			899
Total Senegal (Cost $2,128)			1,977
SERBIA 0.9%
SOVEREIGN ISSUES 0.9%
Serbia Government International Bond 1.500% due 06/26/2029	EUR	1,900	1,923
Total Serbia (Cost $2,126)			1,923
SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd. 2.750% due 09/18/2022		$900	927
Flex Ltd. 4.875% due 06/15/2029		100	95
Medco Bell Pte Ltd. 6.375% due 01/30/2027		300	178
Total Singapore (Cost $1,300)			1,200
SOUTH AFRICA 3.0%
CORPORATE BONDS & NOTES 1.3%
AngloGold Ashanti Holdings PLC 6.500% due 04/15/2040		$100	89
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		800	684
6.350% due 08/10/2028		500	429
7.125% due 02/11/2025		1,000	720
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		500	467
Prosus NV 5.500% due 07/21/2025		200	199
Sasol Financing USA LLC 6.500% due 09/27/2028		600	247
			2,835
SOVEREIGN ISSUES 1.7%
South Africa Government International Bond
4.850% due 09/30/2029		1,300	1,073
4.875% due 04/14/2026		200	179
5.000% due 10/12/2046		300	209
5.750% due 09/30/2049		1,400	1,022
5.875% due 06/22/2030		1,500	1,313
			3,796
Total South Africa (Cost $8,429)			6,631
SRI LANKA 0.8%
SOVEREIGN ISSUES 0.8%
Sri Lanka Government International Bond
6.125% due 06/03/2025		$900	558
6.250% due 07/27/2021		368	254
6.825% due 07/18/2026		700	434
6.850% due 11/03/2025		400	248
7.850% due 03/14/2029		300	180
Total Sri Lanka (Cost $2,606)			1,674
TANZANIA 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 7.116% (LIBOR03M + 5.200%) due 06/23/2022 «~		$571	574
Total Tanzania (Cost $570)			574
THAILAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Bangkok Bank PCL 3.733% due 09/25/2034 •(h)		$900	804
Thaioil Treasury Center Co. Ltd. 5.375% due 11/20/2048		200	245

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Thailand (Cost $1,098)			1,049
TRINIDAD AND TOBAGO 0.1%
CORPORATE BONDS & NOTES 0.1%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$146	140
Total Trinidad and Tobago (Cost $144)			140
TURKEY 4.9%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S 5.004% due 04/06/2023		$200	187
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		276	231
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		200	178
Yapi ve Kredi Bankasi A/S 5.850% due 06/21/2024		200	177
			773
SOVEREIGN ISSUES 4.6%
Turkey Government International Bond
4.875% due 04/16/2043		1,100	770
5.125% due 02/17/2028		1,500	1,261
5.750% due 05/11/2047		1,000	740
6.000% due 03/25/2027		2,100	1,879
6.000% due 01/14/2041		600	472
6.125% due 10/24/2028		800	706
6.750% due 05/30/2040		1,200	1,028
6.875% due 03/17/2036		1,600	1,418
7.250% due 03/05/2038		700	643
Turkiye Ihracat Kredi Bankasi A/S
4.250% due 09/18/2022		500	440
5.375% due 10/24/2023		200	176
8.250% due 01/24/2024		800	757
			10,290
Total Turkey (Cost $13,344)			11,063
UKRAINE 3.6%
SOVEREIGN ISSUES 3.6%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$1,600	1,185
4.375% due 01/27/2030	EUR	700	620
6.750% due 06/20/2026		200	196
7.375% due 09/25/2032		$600	548
7.750% due 09/01/2021		2,900	2,800
7.750% due 09/01/2022		1,300	1,237
7.750% due 09/01/2023		700	659
7.750% due 09/01/2024		900	833
Total Ukraine (Cost $8,458)			8,078
UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.3%
DP World PLC 6.850% due 07/02/2037		$600	577
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		400	402
Total United Arab Emirates (Cost $926)			979
UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Barclays PLC 3.250% due 02/12/2027	GBP	100	118
HSBC Holdings PLC 4.041% due 03/13/2028 •		$200	204
Royal Bank of Scotland Group PLC 6.000% due 12/19/2023		200	208

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

State Savings Bank of Ukraine Via SSB PLC 9.375% due 03/10/2023 þ	60	56
Total United Kingdom (Cost $629)		586
UNITED STATES 15.9%
ASSET-BACKED SECURITIES 1.7%
Countrywide Asset-Backed Certificates Trust
1.187% due 02/25/2037 •	$859	771
1.697% due 11/25/2035 •	380	340
Credit-Based Asset Servicing & Securitization Trust 3.460% due 01/25/2037 ^þ	678	295
Morgan Stanley ABS Capital, Inc. Trust
1.712% due 01/25/2035 •	69	58
1.742% due 03/25/2034 •	611	560
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.467% due 09/25/2035 •	500	339
Soundview Home Loan Trust 1.847% due 10/25/2037 •	177	134
Wells Fargo Home Equity Asset-Backed Securities Trust 1.267% due 03/25/2037 •	1,500	1,182
		3,679
CORPORATE BONDS & NOTES 1.3%
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	300	281
Rio Oil Finance Trust
8.200% due 04/06/2028	500	455
9.250% due 07/06/2024	1,059	1,045
9.750% due 01/06/2027	811	775
Rutas 2 and 7 Finance Ltd. 0.000% due 09/30/2036 (f)	500	295
		2,851
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Investment Trust 3.033% due 09/25/2045 •	2	2
Banc of America Mortgage Trust 3.653% due 02/25/2036 ^~	1	1
BCAP LLC Trust 3.638% due 05/26/2037 ~	907	712
Bear Stearns Adjustable Rate Mortgage Trust
3.724% due 01/25/2035 ~	1	1
4.093% due 05/25/2047 ^~	12	11
Citigroup Mortgage Loan Trust
3.447% due 08/25/2035 ~	9	8
4.128% due 09/25/2037 ^~	27	24
CitiMortgage Alternative Loan Trust 1.597% due 10/25/2036 •	141	103
Civic Mortgage LLC 4.349% due 11/25/2022 þ	26	26
Countrywide Alternative Loan Trust 1.297% due 05/25/2036 ^•	157	65
GSR Mortgage Loan Trust 3.932% due 01/25/2036 ^~	4	4
IndyMac Mortgage Loan Trust
1.127% due 02/25/2037 •	231	187
1.587% due 07/25/2045 •	131	109
3.633% due 11/25/2037 ~	127	109
Lehman XS Trust
1.137% due 09/25/2046 •	173	155
1.197% due 08/25/2037 •	399	340
Morgan Stanley Mortgage Loan Trust 3.798% due 06/25/2036 ~	2	1
SunTrust Adjustable Rate Mortgage Loan Trust 4.176% due 10/25/2037 ^~	104	86
WaMu Mortgage Pass-Through Certificates Trust
3.668% due 03/25/2036 ~	221	188
3.725% due 02/25/2037 ^~	18	16
Washington Mutual Mortgage Pass-Through Certificates Trust 2.716% due 02/25/2047 ^•	223	172
		2,320
U.S. GOVERNMENT AGENCIES 11.9%
Freddie Mac 3.940% due 03/01/2036 •	13	13
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	165	177
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050	10,300	10,631
3.500% due 05/01/2050	6,200	6,553

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.000% due 05/01/2050	8,500	9,073
		26,447
Total United States (Cost $35,415)		35,297
URUGUAY 1.1%
SOVEREIGN ISSUES 1.1%
Uruguay Government International Bond
4.975% due 04/20/2055	$500	571
5.100% due 06/18/2050	1,700	1,954
Total Uruguay (Cost $2,204)		2,525
VENEZUELA 0.6%
CORPORATE BONDS & NOTES 0.3%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)	$3,750	262
5.500% due 04/12/2037 ^(c)	4,350	305
6.000% due 05/16/2024 ^(c)	380	27
6.000% due 11/15/2026 ^(c)	1,200	84
		678
SOVEREIGN ISSUES 0.3%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	30
7.650% due 04/21/2025 ^(c)	630	63
8.250% due 10/13/2024 ^(c)	3,850	385
9.000% due 05/07/2023 ^(c)	800	80
9.250% due 09/15/2027 ^(c)	1,190	119
9.375% due 01/13/2034 ^(c)	40	4
11.950% due 08/05/2031 ^(c)	490	49
		730
Total Venezuela (Cost $9,865)		1,408
VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holdings BVI Ltd. 4.875% due 10/07/2020	$390	377
Total Virgin Islands (British) (Cost $390)		377
ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022	$500	212
8.500% due 04/14/2024	400	162
8.970% due 07/30/2027	400	159
Total Zambia (Cost $918)		533
SHORT-TERM INSTRUMENTS 0.5%
U.S. TREASURY BILLS 0.5%
0.532% due 04/07/2020 - 05/28/2020 (e)(f)(l)	$1,153	1,153
Total Short-Term Instruments (Cost $1,152)		1,153
Total Investments in Securities (Cost $273,615)		238,844
	SHARES
INVESTMENTS IN AFFILIATES 11.9%
SHORT-TERM INSTRUMENTS 11.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.9%
PIMCO Short-Term Floating NAV Portfolio III	2,688,418	26,403
Total Short-Term Instruments (Cost $26,515)		26,403
Total Investments in Affiliates (Cost $26,515)		26,403
Total Investments 119.5% (Cost $300,130)		$265,247
Financial Derivative Instruments (j)(k) 0.0%(Cost or Premiums, net $(1,061))		121

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Other Assets and Liabilities, net (19.5)%	(43,355)
Net Assets 100.0%	$222,013

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	1.250%	03/17/2020	04/16/2020	$(4,562)	$(4,564)
1.250	03/18/2020	04/16/2020	(1,786)	(1,787)
1.300	03/12/2020	04/09/2020	(827)	(828)
BRC	2.000	03/25/2020	TBD(2)	(1,023)	(1,023)
2.250	03/25/2020	TBD(2)	(1,020)	(1,021)
CFR	1.850	03/02/2020	04/06/2020	(2,163)	(2,166)
1.850	03/13/2020	04/06/2020	(300)	(300)
1.850	03/16/2020	04/06/2020	(1,561)	(1,562)
FOB	1.750	03/30/2020	TBD(2)	(1,354)	(1,354)
JML	1.300	03/05/2020	TBD(2)	(2,809)	(2,812)
7.700	03/27/2020	04/03/2020	RUB	(244,211)	(3,113)
SCX	2.250	03/20/2020	04/21/2020	$(1,014)	(1,015)
Total Reverse Repurchase Agreements	$(21,545)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
United States (1.1)%
U.S. Treasury Obligations (1.1)%
U.S. Treasury Bonds	3.375%	11/15/2048	$1,100	$(1,657)	$(1,648)
U.S. Treasury Notes	2.625	02/15/2029	1400	(1,636)	(1,641)
U.S. Treasury Notes	2.375	02/29/2024	700	(754)	(758)
Total Short Sales (1.1)%	$(4,047)	$(4,047)
(i)	Securities with an aggregate market value of $22,614 and cash of $1,215 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(20,441) at a weighted average interest rate of 1.876%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for short sales includes $20 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2020	122	$15,294	$608	$0	$(6)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	55	12,203	1,040	0	(179)
$1,648	$0	$(185)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2020	81	$(15,411)	$167	$97	$(93)
U.S. Treasury 2-Year Note June Futures	06/2020	21	(4,628)	(78)	1	0
U.S. Treasury 10-Year Note June Futures	06/2020	4	(555)	(28)	1	0
$61	$99	$(93)
Total Futures Contracts	$1,709	$99	$(278)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	1.948%	$100	$(7)	$4	$(3)	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$1,600	$(54)	$(90)	$(144)	$5	$0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	1,800	(102)	(103)	(205)	6	0
CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	200	(22)	(1)	(23)	0	0
$(178)	$(194)	$(372)	$11	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	11.680%	Maturity	01/04/2021	BRL	800	$4	$(26)	$(22)	$0	$0
Receive	1-Year BRL-CDI	12.850	Maturity	01/04/2021	1,290	(15)	(36)	(51)	0	0
Receive	1-Year BRL-CDI	16.150	Maturity	01/04/2021	6,900	(237)	(161)	(398)	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	$5,700	(494)	878	384	0	(12)
Pay	6-Month CLP-CHILIBOR	3.315	Semi-Annual	11/15/2029	CLP	792,000	0	58	58	4	0
Pay	6-Month CLP-CHILIBOR	3.460	Semi-Annual	11/18/2029	79,300	0	7	7	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025	EUR	1,200	12	5	17	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	1,000	18	(4)	14	1	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/26/2025	MXN	43,600	0	(23)	(23)	13	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025	23,200	0	(12)	(12)	7	0
$(712)	$686	$(26)	$26	$(12)
Total Swap Agreements	$(897)	$496	$(401)	$38	$(12)
Cash of $2,324 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	BRL	1,527	$294	$0	$0
04/2020	$348	BRL	1,527	0	(54)
BPS	04/2020	GBP	1,060	$1,387	71	0
04/2020	$895	EUR	803	0	(9)
04/2020	1,203	GBP	941	0	(35)
05/2020	EUR	226	$251	1	0
05/2020	$1,062	COP	4,434,538	25	0
BRC	04/2020	2,041	JPY	224,300	45	0
CBK	04/2020	COP	4,336,268	$1,269	203	0
04/2020	EUR	14,128	15,496	5	(91)
04/2020	JPY	221,800	2,064	2	0
04/2020	MXN	2,779	122	5	0
04/2020	$1,228	EUR	1,098	6	(23)
04/2020	108	MXN	2,531	0	(1)
05/2020	PEN	11,990	$3,518	32	0
05/2020	$1,401	EGP	22,227	0	(20)
05/2020	2,259	PEN	7,618	0	(43)
DUB	04/2020	BRL	1,527	$298	4	0
04/2020	$294	BRL	1,527	0	0
04/2020	761	EGP	12,690	38	0
05/2020	297	BRL	1,527	0	(4)
GLM	04/2020	MXN	1,448	$66	5	0
04/2020	RUB	248,206	3,996	833	0
04/2020	$3,089	RUB	244,212	23	0
05/2020	RUB	18,639	$231	0	(6)
HUS	04/2020	MXN	4,917	216	9	0
09/2020	NGN	231,750	600	101	0
09/2020	$640	NGN	247,968	0	(106)
MYI	04/2020	621	EGP	10,371	32	0
05/2020	1,315	20,917	0	(16)
06/2020	1,377	IDR	19,127,642	0	(219)
SCX	05/2020	EUR	12,227	$13,433	0	(69)
05/2020	RUB	2,562	33	0	0
SOG	04/2020	1,248	16	0	0
06/2020	10,989	141	2	0
UAG	04/2020	3,518	44	0	(1)
Total Forward Foreign Currency Contracts	$1,442	$(697)
WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC EUR versus RUB	RUB	74.300	04/24/2020	800	$(7)	$(124)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	800	$(10)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	700	(7)	0
$(17)	$0
Total Written Options	$(24)	$(124)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Turkey Government International Bond	(1.000)%	Quarterly	09/20/2020	3.441%	$300	$26	$(23)	$3	$0
GST	Turkey Government International Bond	(1.000)	Quarterly	09/20/2020	3.441	100	9	(8)	1	0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	5.366	2,700	338	139	477	0
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	2.779	100	0	8	8	0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	5.366	200	12	23	35	0
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	2.779	200	0	16	16	0
							$385	$155	$540	$0
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2020	0.748%	$300	$(18)	$18	$0	$0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.749	300	(16)	16	0	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	10/23/2020	0.652	200	0	1	1	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.605	400	(25)	26	1	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.307	200	(8)	9	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	1.538	1,500	20	(52)	0	(32)
BPS	Egypt Government International Bond	1.000	Quarterly	06/20/2020	3.702	300	0	(2)	0	(2)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.895	500	(15)	16	1	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2021	0.648	3,000	41	(22)	19	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.749	400	(23)	24	1	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.651	100	(14)	12	0	(2)
	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	7.046	400	22	(35)	0	(13)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	1.645	500	5	(19)	0	(14)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	3.063	500	(36)	19	0	(17)
CBK	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.651	300	(41)	34	0	(7)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	1.645	1,900	(64)	9	0	(55)
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	2.429	400	2	(6)	0	(4)
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	0.824	1,800	(17)	18	1	0
DUB	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.749	200	(11)	11	0	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2020	3.702	400	(12)	10	0	(2)
FBF	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.749	200	(11)	11	0	0
	Ecuador Government International Bond	5.000	Quarterly	06/20/2021	106.795	600	(39)	(290)	0	(329)
	Ecuador Government International Bond	5.000	Quarterly	12/20/2021	99.148	300	(23)	(160)	0	(183)
	Egypt Government International Bond	1.000	Quarterly	12/20/2021	4.791	700	(60)	16	0	(44)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.669	2,900	(188)	201	13	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.748	200	(12)	12	0	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.651	100	(14)	12	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	2.175	100	(1)	(4)	0	(5)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	1.645	300	3	(12)	0	(9)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.748	700	1	0	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2020	0.695	1,700	9	(7)	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.895	400	(6)	(7)	0	(13)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2024	2.001	200	(3)	(5)	0	(8)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	1.538	4,100	43	(132)	0	(89)
JPM	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.605	300	(19)	20	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.658	400	10	(4)	6	0
MYC	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	1.719	1,700	(3)	(46)	0	(49)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	2.175	500	(3)	(23)	0	(26)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	1.538	1,400	8	(38)	0	(30)
UAG	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.669	100	(7)	7	0	0
							$(525)	$(362)	$48	$(935)
Total Swap Agreements							$(140)	$(207)	$588	$(935)
(l)

Securities with an aggregate market value of $913 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$530	$0	$530
Argentina
Sovereign Issues	0	3,888	0	3,888
Armenia
Sovereign Issues	0	267	0	267
Austria
Corporate Bonds & Notes	0	162	0	162
Azerbaijan
Corporate Bonds & Notes	0	1,436	0	1,436
Sovereign Issues	0	196	0	196
Bahamas
Sovereign Issues	0	1,098	0	1,098
Bahrain
Sovereign Issues	0	166	0	166
Brazil
Corporate Bonds & Notes	0	7,567	0	7,567
Loan Participations and Assignments	0	0	1,604	1,604
Sovereign Issues	0	1,291	0	1,291
Cayman Islands
Asset-Backed Securities	0	0	232	232
Corporate Bonds & Notes	0	7,195	0	7,195
Chile
Corporate Bonds & Notes	0	5,351	0	5,351
Sovereign Issues	0	1,432	0	1,432
China
Corporate Bonds & Notes	0	3,944	0	3,944
Colombia
Corporate Bonds & Notes	0	858	0	858
Sovereign Issues	0	2,883	0	2,883
Costa Rica
Sovereign Issues	0	1,324	0	1,324
Dominican Republic
Sovereign Issues	0	5,361	0	5,361
Ecuador
Sovereign Issues	0	980	0	980
Egypt
Sovereign Issues	0	3,607	0	3,607
El Salvador
Sovereign Issues	0	1,390	0	1,390
Germany
Corporate Bonds & Notes	0	867	0	867
Ghana
Sovereign Issues	0	2,772	0	2,772
Guatemala
Sovereign Issues	0	1,684	0	1,684
Hong Kong
Corporate Bonds & Notes	0	2,272	0	2,272
Hungary
Sovereign Issues	0	513	0	513
India
Corporate Bonds & Notes	0	1,998	0	1,998
Sovereign Issues	0	1,315	0	1,315
Indonesia
Corporate Bonds & Notes	0	7,643	0	7,643
Sovereign Issues	0	10,988	0	10,988
Ireland
Corporate Bonds & Notes	0	3,177	0	3,177
Israel
Sovereign Issues	0	1,365	0	1,365
Ivory Coast
Sovereign Issues	0	570	0	570
Jamaica
Corporate Bonds & Notes	0	194	0	194
Jersey, Channel Islands
Asset-Backed Securities	0	0	182	182
Jordan
Sovereign Issues	0	1,161	0	1,161
Kazakhstan
Corporate Bonds & Notes	0	2,485	0	2,485
Sovereign Issues	0	679	0	679
Kenya
Sovereign Issues	0	1,514	0	1,514
Luxembourg
Corporate Bonds & Notes	0	10,357	3	10,360
Malaysia
Corporate Bonds & Notes	0	209	0	209
Mauritius
Corporate Bonds & Notes	0	415	0	415
Mexico
Corporate Bonds & Notes	0	10,065	0	10,065
Sovereign Issues	0	5,280	0	5,280
Mongolia
Sovereign Issues	0	1,107	0	1,107
Morocco

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Corporate Bonds & Notes	0	299	0	299
Namibia
Sovereign Issues	0	258	0	258
Netherlands
Corporate Bonds & Notes	0	1,946	0	1,946
Nigeria
Sovereign Issues	0	2,207	0	2,207
Oman
Sovereign Issues	0	3,849	0	3,849
Pakistan
Corporate Bonds & Notes	0	380	0	380
Sovereign Issues	0	334	0	334
Panama
Corporate Bonds & Notes	0	763	0	763
Sovereign Issues	0	3,603	0	3,603
Paraguay
Sovereign Issues	0	1,038	0	1,038
Peru
Corporate Bonds & Notes	0	1,172	0	1,172
Sovereign Issues	0	1,857	0	1,857
Philippines
Corporate Bonds & Notes	0	1,057	0	1,057
Poland
Sovereign Issues	0	217	0	217
Qatar
Corporate Bonds & Notes	0	485	0	485
Sovereign Issues	0	5,522	0	5,522
Romania
Sovereign Issues	0	1,534	0	1,534
Russia
Corporate Bonds & Notes	0	805	0	805
Sovereign Issues	0	6,158	0	6,158
Saudi Arabia
Sovereign Issues	0	6,616	0	6,616
Senegal
Loan Participations and Assignments	0	0	1,078	1,078
Sovereign Issues	0	899	0	899
Serbia
Sovereign Issues	0	1,923	0	1,923
Singapore
Corporate Bonds & Notes	0	1,200	0	1,200
South Africa
Corporate Bonds & Notes	0	2,835	0	2,835
Sovereign Issues	0	3,796	0	3,796
Sri Lanka
Sovereign Issues	0	1,674	0	1,674
Tanzania
Loan Participations and Assignments	0	0	574	574
Thailand
Corporate Bonds & Notes	0	1,049	0	1,049
Trinidad and Tobago
Corporate Bonds & Notes	0	140	0	140
Turkey
Corporate Bonds & Notes	0	773	0	773
Sovereign Issues	0	10,290	0	10,290
Ukraine
Sovereign Issues	0	8,078	0	8,078
United Arab Emirates
Corporate Bonds & Notes	0	577	0	577
Sovereign Issues	0	402	0	402
United Kingdom
Corporate Bonds & Notes	0	586	0	586
United States
Asset-Backed Securities	0	3,679	0	3,679
Corporate Bonds & Notes	0	2,851	0	2,851
Non-Agency Mortgage-Backed Securities	0	2,320	0	2,320
U.S. Government Agencies	0	26,447	0	26,447
Uruguay
Sovereign Issues	0	2,525	0	2,525
Venezuela
Corporate Bonds & Notes	0	678	0	678
Sovereign Issues	0	730	0	730
Virgin Islands (British)
Corporate Bonds & Notes	0	377	0	377
Zambia
Sovereign Issues	0	533	0	533
Short-Term Instruments
U.S. Treasury Bills	0	1,153	0	1,153
	$0	$235,171	$3,673	$238,844
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,403	$0	$0	$26,403
Total Investments	$26,403	$235,171	$3,673	$265,247

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2020 (Unaudited)

Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	$0	$(4,047)	$0	$(4,407)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	99	38	0	137
Over the counter	0	2,030	0	2,030
$99	$2,068	$0	$2,167
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(278)	(12)	0	(290)
Over the counter	0	(1,756)	0	(1,756)
$(278)	$(1,768)	$0	$(2,046)
Total Financial Derivative Instruments	$(179)	$300	$0	$121
Totals	$26,224	$231,424	$3,673	$261,321

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 12/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020(1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,613	$0	$0	$0	$0	$(9)	$0	$0	$1,604	$(9)
Cayman Islands
Asset-Backed Securities	267	0	(33)	0	0	(2)	0	0	232	(1)
Jersey, Channel Islands
Asset-Backed Securities	214	0	(31)	0	0	(1)	0	0	182	(1)
Luxembourg
Corporate Bonds & Notes	336	0	0	1	0	(52)	0	(282)	3	2
Senegal
Loan Participations and Assignments	1,126	0	0	0	0	(48)	0	0	1,078	(48)
Tanzania
Loan Participations and Assignments	574	0	0	0	0	0	0	0	574	0
Totals	$4,130	$0	$(64)	$1	$0	$(112)	$0	$(282)	$3,673	$(57)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 03/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,604	Proxy Pricing	Base Price	100.830	—
Cayman Islands
Asset-Backed Securities	232	Indicative Market Quotation	Broker Quote	99.630	—
Jersey, Channel Islands
Asset-Backed Securities	182	Other Valuation Techniques(2)	—	—	—
Luxembourg
Corporate Bonds & Notes	3	Other Valuation Techniques(2)	—	—	—
Senegal
Loan Participations and Assignments	1,078	Proxy Pricing	Base Price	98.080	—
Tanzania
Loan Participations and Assignments	574	Third Party Vendor	Broker Quote	100.500	—
Total	$3,673
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.5% ¤
ARGENTINA 0.1%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,680	$19
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~		3,640	28
38.039% (ARLLMONP) due 06/21/2020 ~		6,980	50
Autonomous City of Buenos Aires Argentina 37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		500	5
Provincia de Buenos Aires 37.463% (BADLARPP + 3.750%) due 04/12/2025 ~		620	4
			87
Total Argentina (Cost $551)			106
AUSTRALIA 1.8%
CORPORATE BONDS & NOTES 0.4%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$600	615
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Liberty Funding Pty. Ltd. 1.859% due 01/25/2049 •	AUD	298	183
SOVEREIGN ISSUES 1.3%
New South Wales Treasury Corp.
2.000% due 03/20/2031		200	128
3.000% due 02/20/2030		200	141
Queensland Treasury Corp.
1.750% due 08/21/2031		300	187
3.500% due 08/21/2030		700	515
4.250% due 07/21/2023		800	549
South Australian Government Financing Authority 1.750% due 05/24/2032		200	123
Treasury Corp. of Victoria
1.500% due 11/20/2030		600	370
2.500% due 10/22/2029		100	67
4.250% due 12/20/2032		100	80
Western Australia Treasury Corp. 2.750% due 07/24/2029		100	69
			2,229
Total Australia (Cost $3,447)			3,027
BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Banco Bradesco S.A. 2.850% due 01/27/2023		$300	284
Petrobras Global Finance BV 5.093% due 01/15/2030		1,060	971
Total Brazil (Cost $1,402)			1,255
CANADA 1.1%
CORPORATE BONDS & NOTES 0.7%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$92	89
Enbridge, Inc. 1.441% (US0003M + 0.700%) due 06/15/2020 ~		200	198
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	321

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

HSBC Bank Canada 3.300% due 11/28/2021		$500	513
			1,121
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.843% (CDOR01 + 0.100%) due 06/01/2020 ~	CAD	127	90
2.043% (CDOR01 + 0.300%) due 07/01/2020 ~		403	287
2.043% (CDOR01 + 0.300%) due 08/01/2020 ~		143	101
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		158	113
			591
SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044		237	210
Total Canada (Cost $1,997)			1,922
CAYMAN ISLANDS 2.8%
ASSET-BACKED SECURITIES 1.8%
California Street CLO Ltd. 2.861% due 10/15/2025 •		$613	608
Evans Grove CLO Ltd. 2.533% due 05/28/2028 •		100	97
Figueroa CLO Ltd. 2.731% due 01/15/2027 •		222	222
Gallatin CLO Ltd. 2.869% due 01/21/2028 •		300	293
Jamestown CLO Ltd. 3.056% due 01/17/2027 •		649	641
Palmer Square Loan Funding Ltd. 2.592% due 11/15/2026 •		327	319
Symphony CLO Ltd. 2.788% due 07/14/2026 •		466	453
THL Credit Wind River CLO Ltd. 2.711% due 01/15/2026 •		294	293
Venture CDO Ltd. 2.711% due 04/15/2027 •		100	97
			3,023
CORPORATE BONDS & NOTES 1.0%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		300	270
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	301
4.303% due 01/19/2029		500	538
Sands China Ltd.
5.125% due 08/08/2025		200	190
5.400% due 08/08/2028		200	189
Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	192
			1,680
Total Cayman Islands (Cost $4,795)			4,703
CHINA 5.6%
SOVEREIGN ISSUES 5.6%
China Development Bank
3.050% due 08/25/2026	CNY	5,200	734
3.680% due 02/26/2026		20,200	2,960
3.800% due 01/25/2036		1,000	146
4.040% due 04/10/2027		15,600	2,327
4.150% due 10/26/2025		2,500	375
4.240% due 08/24/2027		19,400	2,933
Total China (Cost $9,301)			9,475
DENMARK 5.2%
CORPORATE BONDS & NOTES 5.2%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	18,253	2,579
1.500% due 10/01/2037		1,083	164
1.500% due 10/01/2050		2,694	396
3.000% due 10/01/2047		1	0
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,600	367

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

1.500% due 10/01/2037		381	58
1.500% due 10/01/2050		781	115
2.000% due 10/01/2047		3,643	556
2.000% due 10/01/2050		1,018	154
Nykredit Realkredit A/S
1.000% due 10/01/2050		21,520	3,058
1.500% due 10/01/2037		1,315	198
1.500% due 10/01/2050		8,544	1,259
2.500% due 10/01/2036		67	10
2.500% due 10/01/2047		9	1
Realkredit Danmark A/S
2.500% due 04/01/2036		37	6
2.500% due 07/01/2047		24	4
Total Denmark (Cost $9,207)			8,925
FINLAND 0.7%
SOVEREIGN ISSUES 0.7%
Finland Government Bond
0.500% due 04/15/2026 (k)	EUR	200	231
0.875% due 09/15/2025 (k)		800	939
Total Finland (Cost $1,166)			1,170
FRANCE 5.1%
CORPORATE BONDS & NOTES 0.2%
Dexia Credit Local S.A. 1.625% due 10/16/2024		$400	414
SOVEREIGN ISSUES 4.9%
France Government International Bond
1.500% due 05/25/2050	EUR	100	132
2.000% due 05/25/2048 (k)		4,100	5,959
3.250% due 05/25/2045 (k)		1,300	2,287
			8,378
Total France (Cost $6,818)			8,792
GERMANY 1.5%
CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG
2.625% due 02/12/2026	EUR	100	100
3.961% due 11/26/2025 •		$500	463
4.250% due 10/14/2021		1,100	1,047
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		400	310
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	134
5.375% due 04/23/2024	NZD	500	348
			2,402
SOVEREIGN ISSUES 0.1%
State of North Rhine-Westphalia 1.100% due 03/13/2034	EUR	200	246
Total Germany (Cost $2,930)			2,648
GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$600	614
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		164	167
Total Guernsey, Channel Islands (Cost $763)			781
INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd. 5.750% due 11/16/2020		$500	508
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		200	155

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Total India (Cost $712)			663
INDONESIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$500	504
Total Indonesia (Cost $511)			504
IRELAND 1.0%
ASSET-BACKED SECURITIES 1.0%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	400	425
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		600	641
Dorchester Park CLO DAC 2.719% due 04/20/2028 •		$600	587
Total Ireland (Cost $1,725)			1,653
ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
3.250% due 01/17/2028		$200	213
4.125% due 01/17/2048		200	215
Total Israel (Cost $397)			428
ITALY 2.0%
CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
1.085% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	500	545
1.314% (EUR003M + 1.700%) due 10/25/2021 ~		600	668
UniCredit SpA 7.830% due 12/04/2023		$500	535
			1,748
SOVEREIGN ISSUES 1.0%
Italy Buoni Poliennali Del Tesoro
2.100% due 07/15/2026 (k)	EUR	800	934
2.500% due 11/15/2025 (k)		700	834
			1,768
Total Italy (Cost $3,467)			3,516
JAPAN 5.0%
CORPORATE BONDS & NOTES 1.6%
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022		$500	500
2.950% due 03/01/2021		200	200
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021		500	492
Mizuho Financial Group, Inc.
2.309% (US0003M + 0.630%) due 05/25/2024 ~		200	182
2.721% due 07/16/2023 •		700	705
ORIX Corp. 3.250% due 12/04/2024		100	105
Sumitomo Mitsui Financial Group, Inc. 2.679% (US0003M + 1.680%) due 03/09/2021 ~		300	297
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	200	220
			2,701
SOVEREIGN ISSUES 3.4%
Development Bank of Japan, Inc. 3.125% due 09/06/2023		$500	539
Japan Bank for International Cooperation
1.750% due 10/17/2024		600	621
3.250% due 07/20/2023		300	323
Japan Finance Organization for Municipalities 2.625% due 04/20/2022		600	621
Japan Government International Bond
0.100% due 03/10/2028	JPY	172,305	1,602
0.500% due 03/20/2049		160,000	1,521

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

0.700% due 12/20/2048		10,000	100
Tokyo Metropolitan Government 2.000% due 05/17/2021		$500	507
			5,834
Total Japan (Cost $8,370)			8,535
KUWAIT 1.0%
SOVEREIGN ISSUES 1.0%
Kuwait International Government Bond 3.500% due 03/20/2027		$1,600	1,668
Total Kuwait (Cost $1,589)			1,668
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 6.125% due 03/09/2021		$400	415
Total Lithuania (Cost $410)			415
LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	541	579
Total Luxembourg (Cost $623)			579
NETHERLANDS 3.0%
ASSET-BACKED SECURITIES 0.9%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	250	267
Babson Euro CLO BV 0.434% due 10/25/2029 •		500	544
Dryden Euro CLO BV 0.880% due 01/15/2030 •		400	424
Penta CLO BV 0.790% due 08/04/2028 •		258	281
			1,516
CORPORATE BONDS & NOTES 2.0%
Cooperatieve Rabobank UA
2.092% (US0003M + 0.860%) due 09/26/2023 ~		$500	465
3.875% due 09/26/2023		600	618
6.625% due 06/29/2021 •(g)(h)	EUR	200	212
Enel Finance International NV 2.650% due 09/10/2024		$200	191
ING Groep NV
2.451% (US0003M + 1.000%) due 10/02/2023 ~		700	660
4.100% due 10/02/2023		500	514
JT International Financial Services BV 3.500% due 09/28/2023		500	522
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		200	199
			3,381
		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		100,000	100
Total Netherlands (Cost $5,167)			4,997
		PRINCIPAL AMOUNT (000s)
NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Norway Government International Bond 3.750% due 05/25/2021	NOK	1,600	160

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Total Norway (Cost $220)			160
PERU 1.5%
SOVEREIGN ISSUES 1.5%
Peru Government International Bond
5.350% due 08/12/2040	PEN	300	83
5.940% due 02/12/2029		4,100	1,279
6.350% due 08/12/2028		3,900	1,261
Total Peru (Cost $2,511)			2,623
QATAR 1.9%
SOVEREIGN ISSUES 1.9%
Qatar Government International Bond
3.875% due 04/23/2023		$1,600	1,650
4.000% due 03/14/2029		600	644
4.500% due 04/23/2028		800	879
Total Qatar (Cost $2,997)			3,173
SAUDI ARABIA 2.1%
SOVEREIGN ISSUES 2.1%
Saudi Government International Bond
2.375% due 10/26/2021		$1,900	1,884
2.875% due 03/04/2023		200	200
3.250% due 10/26/2026		300	301
3.625% due 03/04/2028		200	204
4.000% due 04/17/2025		800	833
4.375% due 04/16/2029		200	216
Total Saudi Arabia (Cost $3,583)			3,638
SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 3.500% due 09/18/2027		$200	203
DBS Bank Ltd. 3.300% due 11/27/2021		200	207
Total Singapore (Cost $400)			410
SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank 2.125% due 10/21/2020		$200	200
Total South Korea (Cost $199)			200
SPAIN 5.9%
CORPORATE BONDS & NOTES 0.1%
Telefonica Emisiones S.A. 5.134% due 04/27/2020		$200	200
SOVEREIGN ISSUES 5.8%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	136
Spain Government International Bond
0.250% due 07/30/2024		400	443
0.600% due 10/31/2029 (k)		2,500	2,751
1.400% due 07/30/2028		2,700	3,187
1.450% due 04/30/2029		2,800	3,321
2.150% due 10/31/2025		20	25
			9,863
Total Spain (Cost $10,188)			10,063
SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Investment Bank 0.500% due 07/21/2023	AUD	600	366

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Total Supranational (Cost $474)			366
SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG
2.100% due 11/12/2021		$500	498
6.500% due 08/08/2023 (h)		400	409
UBS AG 7.625% due 08/17/2022 (h)		750	773
Total Switzerland (Cost $1,755)			1,680
UNITED ARAB EMIRATES 0.3%
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond 3.125% due 10/11/2027		$500	511
Total United Arab Emirates (Cost $498)			511
UNITED KINGDOM 12.4%
CORPORATE BONDS & NOTES 7.9%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$500	512
10.000% due 05/21/2021	GBP	100	132
Barclays PLC
3.122% (US0003M + 1.430%) due 02/15/2023 ~		$200	188
3.844% (US0003M + 2.110%) due 08/10/2021 ~		400	386
4.338% due 05/16/2024 •		400	387
4.836% due 05/09/2028		400	413
4.972% due 05/16/2029 •		400	432
5.200% due 05/12/2026		200	206
7.750% due 09/15/2023 •(g)(h)		300	263
8.000% due 12/15/2020 •(g)(h)	EUR	700	737
Clydesdale Bank PLC 2.250% due 04/21/2020	GBP	500	620
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ		200	243
HSBC Holdings PLC
3.803% due 03/11/2025 •		$200	209
3.973% due 05/22/2030 •		300	309
4.041% due 03/13/2028 •		200	204
6.750% due 09/11/2028	GBP	200	301
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		200	236
Lloyds Bank PLC 4.875% due 03/30/2027		600	938
Lloyds Banking Group PLC
4.650% due 03/24/2026		$400	413
7.875% due 06/27/2029 •(g)(h)	GBP	200	228
Nationwide Building Society
1.700% due 02/13/2023		$500	513
2.000% due 01/27/2023		400	392
Natwest Markets PLC 0.625% due 03/02/2022	EUR	100	108
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	200	246
Reckitt Benckiser Treasury Services PLC 1.764% (US0003M + 0.560%) due 06/24/2022 ~		$300	289
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	500	548
4.892% due 05/18/2029 •		$400	425
7.500% due 08/10/2020 •(g)(h)		900	830
Santander UK Group Holdings PLC
2.875% due 10/16/2020		900	900
2.875% due 08/05/2021		300	295
3.571% due 01/10/2023		200	199
6.750% due 06/24/2024 •(g)(h)	GBP	400	404
7.375% due 06/24/2022 •(g)(h)		200	205
Tesco PLC 6.125% due 02/24/2022		83	110
Tesco Property Finance PLC 5.801% due 10/13/2040		146	228
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		300	357
			13,406
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Durham Mortgages B PLC 1.351% due 03/31/2054 •		330	406

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Eurohome UK Mortgages PLC 0.656% due 06/15/2044 •	471	552
Eurosail PLC 1.456% due 06/13/2045 •	423	519
Finsbury Square PLC 1.410% due 09/12/2068 •	358	436
Hawksmoor Mortgages 1.761% due 05/25/2053 •	647	791
Lanark Master Issuer PLC 1.555% due 12/22/2069 •	328	407
Residential Mortgage Securities PLC
1.487% due 12/20/2046 •	289	348
1.737% due 09/20/2065 •	328	406
Ripon Mortgages PLC 1.551% due 08/20/2056 •	1,058	1,290
Stanlington PLC 1.460% due 06/12/2046 •	597	736
Towd Point Mortgage Funding 1.611% due 07/20/2045 •	774	942
Towd Point Mortgage Funding PLC 1.724% due 10/20/2051 •	503	606
		7,439
	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	1,360	221
Total United Kingdom (Cost $22,811)		21,066
	PRINCIPAL AMOUNT (000s)
UNITED STATES 81.2%
ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp. Home Equity Loan Trust 1.847% due 08/25/2035 •	500	443
Amortizing Residential Collateral Trust 1.647% due 10/25/2031 •	1	1
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	91	82
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ	43	43
Citigroup Mortgage Loan Trust, Inc. 1.607% due 07/25/2035 •	500	427
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ	814	835
Countrywide Asset-Backed Certificates
1.167% due 06/25/2047 •	1,000	883
1.347% due 08/25/2034 •	134	118
Countrywide Asset-Backed Certificates Trust 1.687% due 08/25/2047 •	106	95
Credit-Based Asset Servicing & Securitization Trust 1.007% due 11/25/2036 •	17	9
EMC Mortgage Loan Trust 1.847% due 05/25/2043 •	23	23
GSAMP Trust 1.197% due 05/25/2046 •	500	423
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	158	86
JPMorgan Mortgage Acquisition Trust 1.227% due 03/25/2047 •	1,632	1,169
Morgan Stanley ABS Capital, Inc. Trust
1.057% due 03/25/2037 •	978	453
1.197% due 08/25/2036 •	2,313	1,253
New Century Home Equity Loan Trust 1.682% due 06/25/2035 •	500	486
NovaStar Mortgage Funding Trust
1.077% due 03/25/2037 •	759	499
1.487% due 05/25/2036 •	500	395
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ	458	202
Securitized Asset-Backed Receivables LLC Trust 0.997% due 12/25/2036 •	6	4
Soundview Home Loan Trust 1.197% due 11/25/2036 •	600	487
Structured Asset Securities Corp. Mortgage Loan Trust 3.081% due 04/25/2035 •	6	5

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Terwin Mortgage Trust 1.887% due 11/25/2033 •		13	11
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		1,779	1,743
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		500	511
Washington Mutual Asset-Backed Certificates Trust 1.007% due 10/25/2036 •		37	16
			10,702
CORPORATE BONDS & NOTES 10.3%
Allergan Sales LLC 5.000% due 12/15/2021		200	207
American Honda Finance Corp. 2.142% (US0003M + 0.450%) due 02/15/2022 ~		100	96
American Tower Corp. 3.800% due 08/15/2029		400	411
Arrow Electronics, Inc. 3.500% due 04/01/2022		400	398
AT&T, Inc.
1.800% due 09/05/2026	EUR	500	558
2.781% (US0003M + 0.950%) due 07/15/2021 ~		$900	885
Bayer U.S. Finance LLC
1.751% (US0003M + 1.010%) due 12/15/2023 ~		300	278
4.250% due 12/15/2025		200	208
British Airways Pass-Through Trust 3.350% due 12/15/2030		100	95
Campbell Soup Co.
3.300% due 03/15/2021		100	100
3.650% due 03/15/2023		29	29
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		100	102
Charter Communications Operating LLC
4.464% due 07/23/2022		900	931
6.384% due 10/23/2035		600	715
Comcast Corp. 1.763% (US0003M + 0.330%) due 10/01/2020 ~		200	199
Constellation Brands, Inc. 2.650% due 11/07/2022		500	478
Continental Resources, Inc. 4.375% due 01/15/2028		100	47
CVS Health Corp. 3.700% due 03/09/2023		100	104
Dominion Energy Gas Holdings LLC 1.341% (US0003M + 0.600%) due 06/15/2021 ~		200	192
Duke Energy Corp. 2.400% due 08/15/2022		500	500
EPR Properties 4.500% due 06/01/2027		300	270
Equifax, Inc. 2.562% (US0003M + 0.870%) due 08/15/2021 ~		100	98
ERAC USA Finance LLC 5.250% due 10/01/2020		500	508
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	100	109
Fiserv, Inc. 3.200% due 07/01/2026		$500	516
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	800	777
0.017% due 05/14/2021 •		100	104
GLP Capital LP 5.300% due 01/15/2029		$400	345
Harley-Davidson Financial Services, Inc. 2.520% (US0003M + 0.940%) due 03/02/2021 ~		200	200
International Lease Finance Corp. 8.250% due 12/15/2020		300	298
Kinder Morgan Energy Partners LP 6.500% due 04/01/2020		100	100
L3Harris Technologies, Inc. 2.250% (US0003M + 0.480%) due 04/30/2020 ~		300	300
McDonald's Corp. 2.225% (US0003M + 0.430%) due 10/28/2021 ~		100	98
Molson Coors Brewing Co. 2.100% due 07/15/2021		300	293
Morgan Stanley 2.281% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	900	607
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	486
MUFG Union Bank N.A. 0.816% (SOFRRATE + 0.710%) due 12/09/2022 ~		$250	238
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		400	397
New York Life Global Funding 2.250% due 07/12/2022		500	503

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

NextEra Energy Capital Holdings, Inc. 1.950% due 09/01/2022	300	295
Sempra Energy 1.191% (US0003M + 0.450%) due 03/15/2021 ~	200	197
Spectra Energy Partners LP 2.014% (US0003M + 0.700%) due 06/05/2020 ~	100	99
Spirit AeroSystems, Inc.
1.541% (US0003M + 0.800%) due 06/15/2021 ~	100	95
3.950% due 06/15/2023	400	347
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	225	225
4.738% due 09/20/2029	200	206
Textron, Inc. 2.284% (US0003M + 0.550%) due 11/10/2020 ~	400	400
Verizon Communications, Inc. 4.329% due 09/21/2028	305	352
Volkswagen Group of America Finance LLC
2.477% (US0003M + 0.770%) due 11/13/2020 ~	200	197
2.653% (US0003M + 0.940%) due 11/12/2021 ~	300	294
WEA Finance LLC 3.750% due 09/17/2024	200	191
Wells Fargo & Co. 2.911% (US0003M + 1.110%) due 01/24/2023 ~	600	559
Wells Fargo Bank N.A. 3.550% due 08/14/2023	500	525
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	100	100
3.150% due 04/01/2022	400	400
3.375% due 11/30/2021	300	301
		17,563
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 3.239% (LIBOR03M + 2.250%) due 03/15/2027 ~	231	215
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust 4.402% due 09/25/2035 ^~	7	6
American Home Mortgage Assets Trust
1.137% due 05/25/2046 ^•	192	146
1.157% due 10/25/2046 •	349	209
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	510	479
Banc of America Funding Trust
3.975% due 10/20/2046 ^~	69	51
4.365% due 02/20/2036 ~	89	77
5.500% due 01/25/2036	155	128
BCAP LLC Trust
1.117% due 01/25/2037 ^•	163	148
5.250% due 04/26/2037	558	417
Bear Stearns Adjustable Rate Mortgage Trust
3.120% due 05/25/2034 ~	6	4
3.973% due 08/25/2033 ~	5	4
4.093% due 05/25/2047 ^~	145	127
4.149% due 10/25/2033 ~	4	3
4.364% due 11/25/2034 ~	3	2
4.459% due 05/25/2034 ~	15	13
Bear Stearns ALT-A Trust
3.858% due 11/25/2035 ^~	89	74
3.884% due 08/25/2036 ^~	140	85
3.958% due 09/25/2035 ^~	80	59
Bear Stearns Structured Products, Inc. Trust 2.207% due 12/26/2046 ^~	64	53
Chase Mortgage Finance Trust 3.896% due 07/25/2037 ~	19	16
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.127% due 07/25/2036 •	478	411
Citigroup Mortgage Loan Trust 3.880% due 10/25/2035 ^•	279	259
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 •	11	10
Countrywide Alternative Loan Trust
0.000% due 11/25/2035 •	35	30
0.968% due 12/20/2046 ^•	273	203
0.983% due 03/20/2046 •	87	67
0.983% due 07/20/2046 ^•	178	122
1.117% due 01/25/2037 ^•	74	72
1.227% due 02/25/2037 •	101	81
1.297% due 05/25/2037 ^•	46	16
3.676% due 11/25/2035 ^~	158	137
5.250% due 06/25/2035 ^	13	11
6.000% due 04/25/2037 ^	47	30
6.250% due 08/25/2037 ^	24	18
6.500% due 06/25/2036 ^	121	80

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
1.217% due 04/25/2046 •	1,066	403
1.407% due 05/25/2035 •	46	37
1.527% due 04/25/2035 •	8	7
1.547% due 03/25/2035 •	418	320
1.567% due 02/25/2035 •	379	300
1.587% due 03/25/2035 •	51	40
1.607% due 02/25/2035 •	5	4
1.707% due 09/25/2034 •	4	3
3.207% due 05/25/2047 ~	75	59
3.785% due 08/25/2034 ^~	1	1
3.793% due 02/20/2036 ^•	240	206
3.826% due 11/25/2034 ~	9	8
5.500% due 10/25/2035	60	46
Credit Suisse Mortgage Capital Trust
3.319% due 10/27/2059 ~	493	484
6.500% due 07/26/2036 ^	106	46
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.886% due 10/25/2036 ^þ	168	147
GreenPoint Mortgage Funding Trust 1.487% due 11/25/2045 •	7	5
GSR Mortgage Loan Trust
2.930% due 03/25/2033 •	4	4
3.680% due 06/25/2034 ~	2	2
4.098% due 09/25/2035 ~	66	63
HarborView Mortgage Loan Trust 2.816% due 12/19/2036 ^•	107	88
IndyMac Mortgage Loan Trust 3.558% due 09/25/2035 ^~	132	100
JPMorgan Mortgage Trust
3.659% due 11/25/2033 ~	3	3
3.803% due 01/25/2037 ^~	138	114
4.370% due 02/25/2035 ~	3	2
Luminent Mortgage Trust 1.187% due 04/25/2036 •	295	227
MASTR Adjustable Rate Mortgages Trust 3.763% due 05/25/2034 ~	335	290
MASTR Alternative Loan Trust 1.347% due 03/25/2036 ^•	44	3
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.145% due 12/15/2030 •	4	4
Merrill Lynch Mortgage Investors Trust
1.157% due 02/25/2036 •	50	47
3.678% due 02/25/2036 ~	21	19
3.747% due 02/25/2033 ~	6	5
Merrill Lynch Mortgage-Backed Securities Trust 3.740% due 04/25/2037 ^~	5	5
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	491	496
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	568	569
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.322% due 10/25/2035 ~	9	8
OBX Trust 1.597% due 06/25/2057 •	244	230
Residential Accredit Loans, Inc. Trust
1.157% due 04/25/2046 •	139	51
6.000% due 12/25/2036 ^	259	226
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 ^	60	53
Structured Adjustable Rate Mortgage Loan Trust
3.872% due 02/25/2034 ~	5	5
4.087% due 09/25/2034 ~	4	3
4.111% due 04/25/2034 ~	11	10
Structured Asset Mortgage Investments Trust
1.000% due 07/19/2035 •	89	78
1.137% due 07/25/2046 ^•	277	195
1.157% due 05/25/2036 •	61	51
1.167% due 05/25/2036 •	303	264
1.167% due 09/25/2047 •	297	250
1.227% due 02/25/2036 ^•	343	290
1.330% due 07/19/2034 •	1	1
1.450% due 03/19/2034 •	3	2
Structured Asset Securities Corp. 1.227% due 01/25/2036 •	90	76
SunTrust Alternative Loan Trust 1.597% due 12/25/2035 ^•	509	388
WaMu Mortgage Pass-Through Certificates Trust
1.217% due 12/25/2045 •	24	22
1.257% due 01/25/2045 •	4	3
1.587% due 01/25/2045 •	4	4
2.484% due 07/25/2046 •	139	110
2.666% due 02/25/2047 ^•	239	193
3.063% due 01/25/2037 ^~	18	15
3.357% due 12/25/2036 ^~	3	3
3.366% due 08/25/2042 •	3	2

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

3.716% due 06/25/2037 ^~	45	35
3.740% due 12/25/2036 ^~	24	21
3.773% due 02/25/2033 ~	39	35
3.812% due 09/25/2036 ~	54	45
3.838% due 03/25/2034 ~	13	12
4.645% due 06/25/2033 ~	4	3
Washington Mutual Mortgage Pass-Through Certificates Trust 2.906% due 07/25/2046 ^•	43	27
		10,516
	SHARES
PREFERRED SECURITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	200,000	199
Bank of America Corp. 5.875% due 03/15/2028 •(g)	300,000	304
		503
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 53.5%
Fannie Mae
1.067% due 03/25/2034 •	2	2
1.097% due 08/25/2034 •	1	1
1.347% due 06/25/2036 •	17	17
3.500% due 01/01/2059	659	712
3.516% due 12/01/2034 •	2	2
3.544% due 10/01/2034 •	1	1
4.349% due 11/01/2034 •	15	16
6.000% due 07/25/2044	14	17
Fannie Mae, TBA 3.000% due 06/01/2040	14,300	14,944
Freddie Mac
1.087% due 09/25/2031 •	12	12
2.005% due 01/15/2038 •	212	211
2.441% due 01/15/2038 ~(a)	212	14
3.000% due 03/01/2045	580	615
3.166% due 10/25/2044 •	25	24
3.500% due 07/01/2048	3,372	3,575
4.401% due 02/01/2029 •	1	1
4.564% due 04/01/2037 •	17	17
6.000% due 04/15/2036	192	229
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 11/20/2024 ~	1	1
6.000% due 09/20/2038	3	3
Uniform Mortgage-Backed Security
3.000% due 08/01/2042 - 10/01/2049	586	621
3.500% due 10/01/2034 - 05/01/2049	278	297
4.000% due 08/01/2049	300	321
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050	11,100	11,456
3.500% due 05/01/2050	23,800	25,154
4.000% due 04/01/2050	30,700	32,781
		91,044
U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (n)	1,273	1,255
0.375% due 07/15/2025 (n)	413	422
0.500% due 01/15/2028 (k)(n)	2,091	2,181
0.625% due 01/15/2026 (n)	391	404
1.750% due 01/15/2028 (k)	2,462	2,803
3.875% due 04/15/2029 (n)	251	339
U.S. Treasury Notes
2.625% due 06/15/2021 (n)	200	206

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

			7,610
Total United States (Cost $137,533)			138,153
SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS (j) 1.1%			1,947
ARGENTINA TREASURY BILLS 0.0%
32.393% due 08/28/2020 ~	ARS	950	9
36.751% due 04/03/2020 ~		200	2
53.823% due 05/13/2020 (d)(e)		690	5
			16
SOUTH AFRICA TREASURY BILLS 0.1%
7.250% due 07/22/2020 (d)(e)	ZAR	4,100	226
U.S. TREASURY BILLS 2.8%
0.045% due 04/07/2020 - 06/18/2020 (c)(d)(n)		$4,748	4,747
Total Short-Term Instruments (Cost $7,053)			6,936
Total Investments in Securities (Cost $255,570)			254,741
		SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short Asset Portfolio		702,459	6,820
PIMCO Short-Term Floating NAV Portfolio III		216,984	2,131
Total Short-Term Instruments (Cost $9,141)			8,951
Total Investments in Affiliates (Cost $9,141)			8,951
Total Investments 154.8% (Cost $264,711)			$263,692
Financial Derivative Instruments (l)(m) (2.8)% (Cost or Premiums, net $376)			(4,780)
Other Assets and Liabilities, net (52.0)%			(88,597)
Net Assets 100.0%			$170,315

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	2.281%	02/03/2023	01/30/2020	$682	$607	0.36%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.730%	01/22/2020	01/20/2022	GBP	916	United Kingdom Gilt 1.750% due 01/22/2049	$(1,232)	$1,138	$1,140
FICC	0.000	03/31/2020	04/01/2020	$809	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	(826)	809	809
Total Repurchase Agreements	$(2,058)	$1,947	$1,949
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.470)%	02/27/2020	05/27/2020	EUR	(2,611)	$(2,879)
(0.410)	02/27/2020	05/27/2020	(786)	(866)
(0.370)	03/20/2020	08/20/2020	(2,132)	(2,351)
(0.300)	03/25/2020	08/20/2020	(1,055)	(1,163)
JML	(0.420)	03/17/2020	08/20/2020	(1,985)	(2,189)
RCY	0.940	03/11/2020	04/09/2020	$(3,447)	(3,449)
Total Reverse Repurchase Agreements	$(12,897)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
Canada (0.4)%
Sovereign Issues (0.4)%
Canada Government International Bond	2.750%	12/01/2048	CAD	800	$(811)	$(770)

United Kingdom (0.7)%
Sovereign Issues (0.7)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	800	(1,160)	(1,231)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

United States (0.1)%
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	04/01/2035	$100	(105)	(105)
Total Short Sales (1.2)%	$(2,076)	$(2,106)
(k)	Securities with an aggregate market value of $12,969 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(7,995) at a weighted average interest rate of 0.341%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $11 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	$104.750	05/22/2020	1	$2	$0	$0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	105.000	05/22/2020	6	12	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	105.250	05/22/2020	42	84	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	113.000	05/22/2020	327	327	3	13
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	113.250	05/22/2020	7	7	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	121.500	05/22/2020	8	8	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	122.000	05/22/2020	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	147.500	05/22/2020	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	200.000	05/22/2020	39	39	37	1
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	13	33	3	8
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	7	18	1	4
Call - MSE Canada Government 10-Year Bond June 2020 Futures	CAD	189.000	05/15/2020	70	70	1	0
Total Purchased Options	$45	$26
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	06/2020	221	$15,919	$73	$9	$0
Australia Government 10-Year Bond June Futures	06/2020	35	3,242	9	43	0
Call Options Strike @ EUR 113.200 on Euro-Schatz June 2020 Futures (1)	05/2020	52	1	1	1	0
Call Options Strike @ EUR 113.400 on Euro-Schatz June 2020 Futures (1)	05/2020	29	1	0	1	0
Call Options Strike @ EUR 116.500 on Euro-Schatz June 2020 Futures (1)	05/2020	63	1	0	0	0
Call Options Strike @ EUR 185.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	43	0	0	0	0
Call Options Strike @ EUR 187.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	114	8	6	4	(2)
Call Options Strike @ EUR 189.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	35	2	1	1	(1)
Call Options Strike @ EUR 190.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	88	1	0	0	0
Call Options Strike @ EUR 194.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	31	0	0	0	0
Call Options Strike @ EUR 197.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	1	0	0	0	0
Call Options Strike @ EUR 198.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	11	0	0	0	0
Call Options Strike @ EUR 210.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	1	0	0	0	0
Call Options Strike @ GBP 151.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	13	0	0	0	0
Call Options Strike @ GBP 152.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	90	0	(1)	0	0
Call Options Strike @ GBP 158.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	4	—	0	0	0
Call Options Strike @ GBP 163.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	12	0	0	0	0
Call Options Strike @ GBP 165.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	9	0	0	0	0
Euro-Bobl June Futures	06/2020	144	21,474	(115)	52	(48)
Euro-BTP Italy Government Bond June Futures	06/2020	73	11,385	(468)	0	(191)
Euro-Buxl 30-Year Bond June Futures	06/2020	6	1,389	(53)	15	(30)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Japan Government 10-Year Bond June Futures	06/2020	3	4,257	(58)	11	(4)
Put Options Strike @ EUR 106.000 on Euro-BTP Italy Government Bond June 2020 Futures (1)	05/2020	70	1	0	0	0
Put Options Strike @ EUR 130.500 on Euro-Bobl June 2020 Futures (1)	05/2020	124	2	1	1	(1)
Put Options Strike @ EUR 131.500 on Euro-Bobl June 2020 Futures (1)	05/2020	21	1	1	0	0
U.S. Treasury 2-Year Note June Futures	06/2020	49	10,799	155	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2020	334	41,870	1,541	0	(16)
$1,093	$138	$(294)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 177.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	12	$(7)	$4	$3	$(3)
Canada Government 10-Year Bond June Futures	06/2020	70	(7,319)	(333)	2	(7)
Euro-Bund 10-Year Bond June Futures	06/2020	152	(28,920)	285	183	(174)
Euro-OAT France Government 10-Year Bond June Futures	06/2020	114	(21,023)	568	162	(83)
Euro-Schatz June Futures	06/2020	87	(10,765)	(7)	5	(6)
U.S. Treasury 10-Year Note June Futures	06/2020	8	(1,110)	(5)	1	0
United Kingdom Long Gilt June Futures	06/2020	104	(17,593)	(221)	64	(52)
$291	$420	$(325)
Total Futures Contracts	$1,384	$558	$(619)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin (7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.141%	EUR	200	$(6)	$5	$(1)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.048	$700	(19)	14	(5)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.095	EUR	200	(4)	2	(2)	0	0
$(29)	$21	$(8)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin (7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.688%	EUR	100	$1	$(1)	$0	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.014	200	1	(26)	(25)	0	(6)
Shell International Finance BV	1.000	Quarterly	12/20/2026	1.387	200	(3)	(3)	(6)	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2025	1.069	400	(13)	12	(1)	1	0
$(14)	$(18)	$(32)	$1	$(7)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin (7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 10-Year Index	(1.000)%	Quarterly	12/20/2029	$1,000	$6	$27	$33	$8	$0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	EUR	500	(9)	22	13	1	0
$(3)	$49	$46	$9	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin (7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$1,067	$(4)	$(49)	$(53)	$2	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	1,100	(21)	(67)	(88)	3	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	6,800	(316)	(298)	(614)	19	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	1,700	(74)	(120)	(194)	5	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	100	(11)	0	(11)	0	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	500	13	(15)	(2)	0	(2)
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	4,400	(74)	45	(29)	0	(13)
iTraxx Crossover 32 5-Year Index	5.000	Quarterly	12/20/2024	EUR	400	59	(67)	(8)	1	0
iTraxx Europe Main 32 5-Year Index	1.000	Quarterly	12/20/2024	3,600	42	(33)	9	0	(6)
$(386)	$(604)	$(990)	$30	$(21)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$41,600	$(1)	$(9)	$(10)	$0	$(3)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,800	0	(2)	(2)	0	(3)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	2,900	0	2	2	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	2,000	0	2	2	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	10,400	1	13	14	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	6,300	0	(2)	(2)	2	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,400	0	(1)	(1)	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	4,400	1	(5)	(4)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	1,100	0	(1)	(1)	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	3,300	0	(4)	(4)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	1,100	0	(3)	(3)	0	0
$1	$(10)	$(9)	$5	$(6)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.905%	Quarterly	12/03/2039	GBP	500	$0	$(30)	$(30)	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.080	Annual	09/15/2021	$6,500	0	(92)	(92)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.304	Annual	09/15/2021	3,800	0	(69)	(69)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673	Annual	04/30/2025	500	0	(66)	(66)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025	1,500	1	(201)	(200)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025	400	0	(52)	(52)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025	500	0	(67)	(67)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025	500	0	(67)	(67)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025	900	0	(121)	(121)	1	0
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025	BRL	400	0	1	1	0	0
Pay(8)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	1,100	(9)	30	21	0	(2)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	400	25	11	36	0	(2)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029	3,700	1	140	141	0	(17)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	7,700	114	287	401	0	(35)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Pay(8)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,000	(60)	137	77	0	(14)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		600	8	127	135	0	(11)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		700	0	135	135	0	(12)
Receive	3-Month CAD-Bank Bill	1.390	Semi-Annual	03/18/2050		300	0	5	5	5	0
Pay(8)	3-Month GBP-LIBOR	1.080	Quarterly	12/03/2039	GBP	500	0	29	29	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$16,200	317	(413)	(96)	1	0
Pay(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2021		9,700	32	53	85	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		2,200	8	(57)	(49)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		16,300	(235)	(458)	(693)	0	(4)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		4,300	(10)	(76)	(86)	0	(3)
Receive	3-Month USD-LIBOR	1.570	Semi-Annual	02/27/2022		5,200	(12)	(96)	(108)	0	(4)
Pay(8)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		6,100	(17)	97	80	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		2,500	18	(157)	(139)	0	0
Receive(8)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		3,600	0	(100)	(100)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		2,900	(61)	(92)	(153)	1	0
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,150	0	(79)	(79)	1	0
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		3,900	0	(91)	(91)	1	0
Receive(8)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		2,100	0	(55)	(55)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		1,900	13	(112)	(99)	0	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		800	3	(34)	(31)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		3,000	(85)	(392)	(477)	5	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,600	(98)	487	389	0	(7)
Pay	3-Month USD-LIBOR	3.200	Semi-Annual	10/11/2028		1,400	(5)	318	313	0	(5)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		3,500	116	647	763	0	(17)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		300	(1)	25	24	0	(2)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		400	28	53	81	0	(2)
Pay(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		1,000	(28)	81	53	0	(6)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		600	5	37	32	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		800	0	(297)	(297)	25	0
Pay(8)	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		1,500	29	217	246	0	(43)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	1	17	18	3	0
Pay	3-Month ZAR-JIBAR	6.975	Quarterly	01/07/2025		44,700	12	26	38	41	0
Receive	3-Month ZAR-JIBAR	6.590	Quarterly	03/06/2025		44,700	0	15	15	0	(43)
Pay	6-Month CHF-LIBOR	0.620	Annual	03/18/2025	CHF	1,500	9	(17)	(8)	3	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		600	(4)	24	20	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	65,300	88	133	221	0	(9)
Receive(8)	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022		7,800	0	(5)	(5)	0	(2)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/21/2023		7,800	831	(97)	734	1	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		1,800	(17)	(8)	(25)	0	0
Pay(8)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		19,300	(1)	83	82	0	(5)
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		1,200	40	40	80	0	(1)
Pay	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		18,200	(429)	178	(251)	3	(12)
Pay(8)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		7,500	35	96	131	0	(9)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		6,100	355	(500)	(145)	76	0
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	8,400	(10)	66	56	0	(1)
Pay(8)	6-Month GBP-LIBOR	0.737	Semi-Annual	02/14/2024		4,100	0	10	10	0	0
Pay(8)	6-Month GBP-LIBOR	0.745	Semi-Annual	02/17/2024		6,200	0	16	16	1	0
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025		12,400	16	164	180	2	0
Pay(8)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		5,700	47	125	172	4	0
Receive(8)	6-Month GBP-LIBOR	0.803	Semi-Annual	02/14/2028		800	0	(10)	(10)	0	(1)
Receive(8)	6-Month GBP-LIBOR	0.811	Semi-Annual	02/17/2028		1,300	0	(17)	(17)	0	(1)
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		1,200	(19)	44	25	2	0
Receive(8)	6-Month GBP-LIBOR	0.672	Semi-Annual	02/26/2031		300	0	(3)	(3)	0	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		800	19	(64)	(45)	0	(3)
Pay(8)	6-Month GBP-LIBOR	0.722	Semi-Annual	02/26/2051		110	0	5	5	0	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	730,000	(67)	(55)	(122)	0	(8)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		530,000	9	(272)	(263)	0	(19)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		120,000	(12)	118	106	8	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(1)	(9)	(10)	0	(1)
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	0	(9)	(9)	0	(1)
Receive	6-Month PLN-WIBOR	1.873	Annual	01/09/2025	PLN	4,100	0	(47)	(47)	0	(2)
Pay	6-Month PLN-WIBOR	1.830	Annual	02/05/2025		5,100	0	56	56	2	0
Receive	6-Month PLN-WIBOR	1.248	Annual	03/10/2025		1,000	0	(4)	(4)	0	0
Pay	UKRPI	3.386	Maturity	01/15/2030	GBP	300	0	3	3	0	0
Pay	UKRPI	3.436	Maturity	02/15/2030		200	0	3	3	0	0
Pay	UKRPI	3.450	Maturity	02/15/2030		400	0	7	7	0	0
Pay	UKRPI	3.453	Maturity	02/15/2030		900	0	16	16	1	0
							$999	$(303)	$696	$201	$(305)
Total Swap Agreements							$568	$(865)	$(297)	$246	$(339)
Cash of $6,264 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Future styled option.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(8)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2020	AUD	430		$281	$17	$0
	04/2020	ILS	223		61	0	(2)
	04/2020	NZD	107		61	0	(3)
	04/2020		$8,126	DKK	55,788	128	(12)
	04/2020		316	RUB	24,887	1	0
	05/2020	EUR	4,105		$4,513	52	(73)
	05/2020		$1,429	EUR	1,297	16	(13)
	05/2020		10,270	NOK	94,655	0	(1,163)
	07/2020	DKK	51,533		$7,515	0	(122)
	07/2020	ZAR	4,100		277	51	0
BPS	04/2020	BRL	1,749		396	59	0
	04/2020	CAD	2,963		2,080	13	(39)
	04/2020		$336	BRL	1,748	0	0
	04/2020		559	CAD	756	0	(22)
	04/2020		561	GBP	438	0	(17)
	04/2020		279	NOK	2,597	0	(29)
	05/2020		2,217	CHF	2,066	0	(66)
	05/2020		938	COP	3,917,450	23	0
	05/2020		819	EUR	725	0	(18)
	05/2020		2,607	INR	191,536	0	(94)
	05/2020		326	JPY	35,800	7	0
	06/2020	CNH	2,994		$430	9	0
	06/2020	IDR	10,376,448		686	57	0
	06/2020		$87	TWD	2,576	0	(1)
	09/2020	HKD	1,407		$179	0	(2)
BRC	04/2020	INR	192,989		2,660	127	0
	05/2020	EUR	1,299		1,440	5	0
	05/2020	NOK	6,145		656	65	0
	05/2020		$1,587	CHF	1,465	0	(62)
	05/2020		533	JPY	55,000	0	(20)
	05/2020		416	SEK	4,320	21	0
	06/2020		265	CNH	1,850	0	(5)
	09/2020		1,972	HKD	15,465	22	0
BSH	05/2020		3,338	MXN	65,473	0	(591)
CBK	04/2020	BRL	4,319		$947	116	0
	04/2020	CAD	9,629		6,827	0	(15)
	04/2020	COP	3,898,703		1,141	183	0
	04/2020	MXN	15,661		689	30	0
	04/2020	PEN	2,057		616	17	0
	04/2020		$831	BRL	4,319	0	0
	04/2020		8,082	CAD	10,777	0	(424)
	04/2020		607	DKK	4,220	16	0
	04/2020		718	NZD	1,135	0	(40)
	04/2020		379	ZAR	5,849	0	(52)
	05/2020	AUD	1,180		$689	0	(37)
	05/2020	EUR	3,954		4,303	0	(65)
	05/2020	GBP	2,217		2,891	134	0
	05/2020	JPY	179,700		1,618	3	(59)
	05/2020	PEN	4,000		1,187	24	0
	05/2020		$6,316	CAD	8,903	12	0
	05/2020		216	EUR	197	1	0
	05/2020		1,831	GBP	1,415	6	(78)
	05/2020		20,387	JPY	2,198,437	232	(133)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

	06/2020	CNH	8,862		$1,256	8	0
	06/2020	TWD	2,784		93	0	0
	06/2020		$95	IDR	1,570,350	0	0
	07/2020	PEN	2,722		$783	0	(7)
DUB	04/2020	BRL	2,513		491	7	0
	04/2020	PEN	84		24	0	(1)
	04/2020		$483	BRL	2,513	0	0
	05/2020		481		2,471	0	(7)
FBF	05/2020		155	CHF	152	3	0
GLM	04/2020	BRL	1,148		$251	30	0
	04/2020	CAD	2,356		1,637	0	(37)
	04/2020	DKK	60,193		8,990	99	(1)
	04/2020	GBP	1,132	EUR	1,337	69	0
	04/2020	JPY	30,057		$279	0	(1)
	04/2020	RUB	2,639		34	0	0
	04/2020		$221	BRL	1,148	0	0
	04/2020		987	RUB	61,724	0	(200)
	05/2020	CHF	21		$22	0	0
	05/2020	GBP	2,130		2,628	46	(66)
	05/2020	NOK	2,610		277	26	0
	05/2020	PEN	18		5	0	0
	05/2020		$318	EUR	293	6	0
	05/2020		481	GBP	413	32	0
	05/2020		1,330	RUB	107,174	34	0
	05/2020		114	SEK	1,065	0	(6)
	06/2020		0	CLP	360	0	0
	06/2020		2,097	MYR	8,845	0	(49)
	07/2020	DKK	440		$65	0	(1)
HUS	04/2020	BRL	4,475		993	132	0
	04/2020	ILS	244		66	0	(3)
	04/2020	NZD	94		59	3	0
	04/2020	SEK	2,439		257	10	0
	04/2020		$861	BRL	4,475	0	0
	04/2020		2,630	INR	192,989	0	(97)
	04/2020		1,975	NZD	3,154	0	(93)
	05/2020	AUD	6,425		$4,243	290	0
	05/2020	CHF	992		1,011	0	(21)
	05/2020	EUR	764		847	3	0
	05/2020	GBP	1,136		1,468	56	0
	05/2020	JPY	181,400		1,656	0	(35)
	05/2020		$5,811	EUR	5,202	8	(72)
	05/2020		2,217	GBP	1,722	6	(82)
	05/2020		798	JPY	85,600	0	(1)
	05/2020		154	SEK	1,440	0	(8)
	06/2020	CNH	85,575		$12,217	162	0
	06/2020	HKD	591		76	0	0
JPM	04/2020	RON	27		6	0	0
	04/2020		$1,208	CAD	1,642	3	(45)
	04/2020	ZAR	2,095		$133	16	0
	05/2020	EUR	775		848	0	(9)
	05/2020	INR	95,685		1,328	72	0
	05/2020	NOK	130		14	1	0
	05/2020		$10,135	CHF	9,826	96	0
	05/2020		1,150	EUR	1,061	22	0
	06/2020	IDR	3,215,980		$226	31	0
MYI	04/2020	EUR	1,273		1,425	21	0
	04/2020	NZD	3,174		2,010	116	0
	04/2020		$1,207	CAD	1,744	32	0
	05/2020	EUR	16,229		$17,814	0	(114)
	05/2020	GBP	285		339	0	(15)
	05/2020	NOK	5,205		472	0	(29)
	05/2020		$1,490	GBP	1,145	0	(67)
	05/2020		10,029	SEK	96,050	0	(310)
	06/2020	IDR	1,140,370		$77	8	0
	06/2020		$4,446	IDR	61,738,496	0	(708)
	06/2021		15	EUR	12	0	(2)
RBC	04/2020	CAD	304		$220	4	0
RYL	05/2020	SEK	9,665		935	0	(43)
	05/2020		$213	AUD	326	0	(13)
	05/2020		2,293	EUR	2,129	59	0
	05/2020		1,328	MXN	26,055	0	(235)
SCX	05/2020		70	EUR	63	0	(1)
	05/2020		182	RUB	14,368	1	0
	06/2020		3,840	CNH	26,951	0	(44)
	09/2020	HKD	14,241		$1,812	0	(24)
SOG	04/2020		$90	RUB	6,999	0	(1)
	05/2020		690	GBP	530	0	(31)
	06/2020		791	RUB	61,633	0	(10)
SSB	04/2020		3,242	BRL	14,204	0	(508)
	05/2020	INR	95,851		$1,333	76	0
TOR	05/2020	NOK	70		7	1	0
UAG	04/2020	CAD	373		280	15	0
	04/2020	CHF	1,076		1,127	9	0
	04/2020	RUB	2,770		35	0	0
	04/2020		$1,327	NZD	2,240	10	0
	04/2020		284	RUB	22,501	3	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

05/2020	NZD	2,240	$1,326	0	(10)
05/2020	$11,693	AUD	17,305	0	(1,047)
05/2020	2,184	EUR	1,984	8	0
Total Forward Foreign Currency Contracts	$3,081	$(7,311)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC AUD versus USD	$0.500	04/16/2020	3,500	$9	$1
Put - OTC AUD versus USD	0.550	04/22/2020	12,900	1	19
Call - OTC EUR versus GBP	GBP	0.950	04/23/2020	2,548	0	3
Call - OTC USD versus CAD	CAD	1.430	04/02/2020	8,000	1	9
Call - OTC USD versus CHF	CHF	1.050	04/16/2020	9,800	1	1
Call - OTC USD versus JPY	JPY	116.200	04/02/2020	11,700	1	0
Call - OTC USD versus SEK	SEK	10.950	04/02/2020	10,400	1	0
Call - OTC USD versus SEK	11.300	04/16/2020	900	0	0
GLM	Put - OTC EUR versus GBP	GBP	0.833	04/22/2020	2,548	15	1
Put - OTC EUR versus USD	$1.085	04/08/2020	1,928	7	4
Call - OTC EUR versus USD	1.420	05/08/2020	2,000	0	0
HUS	Call - OTC USD versus CHF	CHF	1.150	05/14/2020	3,100	0	0
Call - OTC USD versus JPY	JPY	128.000	05/14/2020	8,200	1	1
$37	$39
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	900	$37	$12
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	400	16	5
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	1,100	81	30
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	250	15	15
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.005	06/08/2020	600	24	1
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.984	06/09/2020	300	12	1
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	900	67	23
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	700	27	9
$279	$96
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 05/01/2050	$73.000	05/06/2020	13,000	$1	$0
Total Purchased Options	$317	$135
WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC EUR versus RUB	RUB	73.000	04/02/2020	1,183	$(11)	$(202)
Call - OTC EUR versus USD	$1.105	04/08/2020	1,928	(8)	(11)
HUS	Call - OTC EUR versus CNH	CNH	7.850	04/02/2020	1,270	(6)	(3)
$(25)	$(216)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	7,500	$(37)	$(3)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	3,400	(15)	(2)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	9,200	(82)	(9)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/06/2020	6,900	(10)	(76)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/11/2020	6,900	(10)	(77)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	700	(15)	(15)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/27/2020	200	(6)	(10)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/28/2020	400	(16)	(20)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	100	(3)	(5)
MYC	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/08/2020	14,400	(24)	0
Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/09/2020	7,200	(11)	0
Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	331,000	(1)	(2)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	7,500	(67)	(6)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,900	(27)	(3)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	200	(7)	(10)
$(331)	$(238)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	3,250	$(3)	$(5)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/08/2022	1,750	(2)	(3)
$(5)	$(8)
Total Written Options	$(361)	$(462)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value (7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.159%	$100	$(3)	$1	$0	$(2)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	1,000	(36)	17	0	(19)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	800	(20)	0	0	(20)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.263	700	(17)	0	0	(17)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	800	(28)	13	0	(15)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	900	(23)	1	0	(22)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	400	(14)	6	0	(8)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.263	700	(14)	(3)	0	(17)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	700	(24)	11	0	(13)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	300	(7)	0	0	(7)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	400	(10)	0	0	(10)
$(196)	$46	$0	$(150)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value (7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	3.617%	$100	$(5)	$(3)	$0	$(8)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

CROSS-CURRENCY SWAPS
											Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)		Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	1,500		$1,035	$0	$(105)	$0	$(105)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.172% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/23/2030	EUR	1,200		1,332	6	(16)	0	(10)
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	1,400		966	(5)	(93)	0	(98)
MYI	Floating rate equal to 3-Month EUR-EURIBOR less 0.162% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/18/2030	EUR	600		670	(3)	(2)	0	(5)
									$(2)	$(216)	$0	$(218)
INTEREST RATE SWAPS
											Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR		0.243%	Annual	03/05/2025	ILS	800	$0	$(3)	$0	$(3)
HUS	Pay	3-Month CNY-CNREPOFIX		2.630	Quarterly	03/18/2025	CNY	11,700	0	31	31	0
JPM	Pay	3-Month ILS-TELBOR		1.018	Annual	03/01/2024	ILS	16,200	0	108	108	0
									$0	$136	$139	$(3)
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate		Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.116% (3-Month USD-LIBOR plus a specified spread)		Maturity	06/22/2020	$3,000	$10	$134	$144	$0
Total Swap Agreements									$(193)	$97	$283	$(379)
(n)

Securities with an aggregate market value of $6,128 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)								Notional Amount represents the number of contracts.
(2)								The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$19	$0	$19
Sovereign Issues	0	87	0	87
Australia
Corporate Bonds & Notes	0	615	0	615
Non-Agency Mortgage-Backed Securities	0	183	0	183
Sovereign Issues	0	2,229	0	2,229
Brazil
Corporate Bonds & Notes	0	1,255	0	1,255
Canada
Corporate Bonds & Notes	0	1,121	0	1,121
Non-Agency Mortgage-Backed Securities	0	591	0	591
Sovereign Issues	0	210	0	210
Cayman Islands
Asset-Backed Securities	0	3,023	0	3,023
Corporate Bonds & Notes	0	1,680	0	1,680
China
Sovereign Issues	0	9,475	0	9,475
Denmark
Corporate Bonds & Notes	0	8,925	0	8,925
Finland
Sovereign Issues	0	1,170	0	1,170
France
Corporate Bonds & Notes	0	414	0	414
Sovereign Issues	0	8,378	0	8,378
Germany
Corporate Bonds & Notes	0	2,402	0	2,402
Sovereign Issues	0	246	0	246
Guernsey, Channel Islands
Corporate Bonds & Notes	0	781	0	781
India
Corporate Bonds & Notes	0	663	0	663
Indonesia
Corporate Bonds & Notes	0	504	0	504
Ireland
Asset-Backed Securities	0	1,653	0	1,653
Israel
Sovereign Issues	0	428	0	428
Italy
Corporate Bonds & Notes	0	1,748	0	1,748
Sovereign Issues	0	1,768	0	1,768
Japan
Corporate Bonds & Notes	0	2,701	0	2,701
Sovereign Issues	0	5,834	0	5,834
Kuwait
Sovereign Issues	0	1,668	0	1,668
Lithuania
Sovereign Issues	0	415	0	415
Luxembourg
Corporate Bonds & Notes	0	579	0	579
Netherlands
Asset-Backed Securities	0	1,516	0	1,516
Corporate Bonds & Notes	0	3,381	0	3,381
Preferred Securities	0	100	0	100
Norway
Sovereign Issues	0	160	0	160
Peru
Sovereign Issues	0	2,623	0	2,623
Qatar
Sovereign Issues	0	3,173	0	3,173
Saudi Arabia
Sovereign Issues	0	3,638	0	3,638
Singapore
Corporate Bonds & Notes	0	410	0	410
South Korea
Corporate Bonds & Notes	0	200	0	200
Spain
Corporate Bonds & Notes	0	200	0	200

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Sovereign Issues	0	9,863	0	9,863
Supranational
Corporate Bonds & Notes	0	366	0	366
Switzerland
Corporate Bonds & Notes	0	1,680	0	1,680
United Arab Emirates
Sovereign Issues	0	511	0	511
United Kingdom
Corporate Bonds & Notes	0	13,406	0	13,406
Non-Agency Mortgage-Backed Securities	0	7,439	0	7,439
Preferred Securities	0	221	0	221
United States
Asset-Backed Securities	0	10,702	0	10,702
Corporate Bonds & Notes	0	17,563	0	17,563
Loan Participations and Assignments	0	215	0	215
Non-Agency Mortgage-Backed Securities	0	10,516	0	10,516
Preferred Securities	0	503	0	503
U.S. Government Agencies	0	91,044	0	91,044
U.S. Treasury Obligations	0	7,610	0	7,610
Short-Term Instruments
Repurchase Agreements	0	1,947	0	1,947
Argentina Treasury Bills	0	16	0	16
South Africa Treasury Bills	0	226	0	226
U.S. Treasury Bills	0	4,747	0	4,747
	$0	$254,741	$0	$254,741
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,951	$0	$0	$8,951
Total Investments	$8,951	$254,741	$0	$263,692
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(770)	$0	$(770)
United Kingdom
Sovereign Issues	0	(1,231)	0	(1,231)
United States
U.S. Government Agencies	0	(105)	0	(105)
	$0	$(2,106)	$0	$(2,106)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	570	260	0	830
Over the counter	0	3,499	0	3,499
	$570	$3,759	$0	$4,329
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(619)	(339)	0	(958)
Over the counter	0	(8,152)	0	(8,152)
	$(619)	$(8,491)	$0	$(9,110)
Total Financial Derivative Instruments	$(49)	$(4,732)	$0	$(4,781)
Totals	$8,902	$247,903	$0	$256,805

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.2% ¤
ARGENTINA 0.1%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	830	$9
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~		1,680	13
38.039% (ARLLMONP) due 06/21/2020 ~		3,580	26
Autonomous City of Buenos Aires Argentina 37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		200	2
Provincia de Buenos Aires 37.463% (BADLARPP + 3.750%) due 04/12/2025 ~		340	2
			43
Total Argentina (Cost $266)			52
AUSTRALIA 1.8%
CORPORATE BONDS & NOTES 0.5%
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		$400	430
SOVEREIGN ISSUES 1.3%
New South Wales Treasury Corp.
2.000% due 03/20/2031	AUD	200	128
3.000% due 02/20/2030		300	212
Northern Territory Treasury Corp. 2.000% due 04/21/2031		200	124
Queensland Treasury Corp.
1.750% due 08/21/2031		150	94
3.500% due 08/21/2030		300	220
South Australian Government Financing Authority 1.750% due 05/24/2032		100	61
Treasury Corp. of Victoria
1.500% due 11/20/2030		300	185
2.500% due 10/22/2029		50	34
4.250% due 12/20/2032		130	104
Western Australia Treasury Corp. 2.750% due 07/24/2029		50	34
			1,196
Total Australia (Cost $1,709)			1,626
BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/30/2020 (c)(f)		$101	1
Petrobras Global Finance BV
5.093% due 01/15/2030		341	313
6.125% due 01/17/2022		34	34
Total Brazil (Cost $394)			348
CANADA 3.2%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$92	89
Enbridge, Inc. 1.441% (US0003M + 0.700%) due 06/15/2020 ~		100	99

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	107
			295
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.843% (CDOR01 + 0.100%) due 06/01/2020 ~	CAD	127	90
2.043% (CDOR01 + 0.300%) due 07/01/2020 ~		314	223
2.043% (CDOR01 + 0.300%) due 08/01/2020 ~		95	68
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		79	56
			437
SOVEREIGN ISSUES 2.4%
Canada Government Real Return Bond 1.500% due 12/01/2044		118	105
Canada Housing Trust 2.400% due 12/15/2022		2,800	2,077
			2,182
Total Canada (Cost $3,068)			2,914
CAYMAN ISLANDS 3.3%
ASSET-BACKED SECURITIES 2.6%
Avery Point CLO Ltd. 2.939% due 01/18/2025 •		$36	36
B&M CLO Ltd. 2.573% due 04/16/2026 •		70	70
Cent CLO Ltd. 2.901% due 10/15/2026 •		300	294
Evans Grove CLO Ltd. 2.533% due 05/28/2028 •		100	97
JMP Credit Advisors CLO Ltd. 2.686% due 01/17/2028 •		300	294
LCM LP 2.859% due 10/20/2027 •		300	290
Monarch Grove CLO 2.674% due 01/25/2028 •		300	291
Sudbury Mill CLO Ltd. 2.986% due 01/17/2026 •		277	276
TICP CLO Ltd. 2.659% due 04/20/2028 •		300	293
Venture CDO Ltd. 2.711% due 04/15/2027 •		100	97
Zais CLO Ltd. 2.981% due 04/15/2028 •		300	293
			2,331
CORPORATE BONDS & NOTES 0.7%
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		149	119
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		733	92
Sands China Ltd. 5.400% due 08/08/2028		200	189
Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	192
			592
Total Cayman Islands (Cost $3,461)			2,923
CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica en pesos 4.000% due 03/01/2023	CLP	95,000	119
Total Chile (Cost $124)			119
CHINA 4.1%
SOVEREIGN ISSUES 4.1%
China Development Bank
3.050% due 08/25/2026	CNY	1,300	183
3.180% due 04/05/2026		2,500	357
3.680% due 02/26/2026		2,900	425
3.740% due 09/10/2025		1,600	236
3.800% due 01/25/2036		1,000	146

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.040% due 04/10/2027		1,700	254
4.040% due 07/06/2028		400	60
4.150% due 10/26/2025		400	60
4.240% due 08/24/2027		7,900	1,194
4.880% due 02/09/2028		3,600	568
China Government Bond
2.950% due 06/16/2023		300	43
3.220% due 12/06/2025		300	44
3.290% due 10/18/2023		900	131
Total China (Cost $3,666)			3,701
DENMARK 4.8%
CORPORATE BONDS & NOTES 4.8%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	5,768	819
1.500% due 10/01/2050		1,520	224
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		5,299	749
1.500% due 10/01/2050		1,292	190
2.000% due 10/01/2050		778	118
3.000% due 10/01/2047		13	2
Nykredit Realkredit A/S
1.000% due 10/01/2050		9,790	1,378
1.500% due 10/01/2037		299	45
1.500% due 10/01/2050		5,576	822
2.500% due 10/01/2036		41	6
2.500% due 10/01/2047		4	1
Realkredit Danmark A/S
2.500% due 04/01/2036		18	3
2.500% due 07/01/2047		31	5
Total Denmark (Cost $4,510)			4,362
FINLAND 0.9%
SOVEREIGN ISSUES 0.9%
Finland Government Bond
0.500% due 04/15/2026 (i)	EUR	300	346
0.875% due 09/15/2025 (i)		400	470
Total Finland (Cost $815)			816
FRANCE 3.2%
CORPORATE BONDS & NOTES 1.2%
Altice France S.A. 7.375% due 05/01/2026		$300	305
BNP Paribas S.A. 3.375% due 01/23/2026	GBP	100	126
Credit Agricole S.A. 2.821% (US0003M + 1.020%) due 04/24/2023 ~		$250	237
Danone S.A. 3.000% due 06/15/2022		200	203
Dexia Credit Local S.A. 1.625% due 10/16/2024		250	259
			1,130
SOVEREIGN ISSUES 2.0%
France Government International Bond
1.500% due 05/25/2050	EUR	150	197
2.000% due 05/25/2048 (i)		900	1,308
3.250% due 05/25/2045 (i)		200	352
			1,857
Total France (Cost $2,673)			2,987
GERMANY 1.4%
CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG
2.617% (US0003M + 0.815%) due 01/22/2021 ~		$200	193
2.625% due 02/12/2026	EUR	100	100
3.041% (US0003M + 1.290%) due 02/04/2021 ~		$150	144
3.961% due 11/26/2025 •		200	185
4.250% due 10/14/2021		500	476
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		200	142
Landwirtschaftliche Rentenbank 4.250% due 01/24/2023	AUD	100	67

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Germany (Cost $1,444)			1,307
IRELAND 0.7%
ASSET-BACKED SECURITIES 0.4%
Toro European CLO DAC 0.900% due 10/15/2030 •	EUR	300	321
CORPORATE BONDS & NOTES 0.3%
GE Capital European Funding Unlimited Co. 0.000% due 05/17/2021 •		100	109
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021		$200	199
			308
Total Ireland (Cost $660)			629
ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond 3.250% due 01/17/2028		$200	213
Total Israel (Cost $199)			213
ITALY 2.6%
CORPORATE BONDS & NOTES 1.1%
Banca Carige SpA
1.085% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	300	327
1.314% (EUR003M + 1.700%) due 10/25/2021 ~		300	334
UniCredit SpA 7.830% due 12/04/2023		$350	374
			1,035
SOVEREIGN ISSUES 1.5%
Italy Buoni Poliennali Del Tesoro
2.100% due 07/15/2026	EUR	400	467
2.500% due 11/15/2025		400	476
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	462
			1,405
Total Italy (Cost $2,488)			2,440
JAPAN 10.8%
CORPORATE BONDS & NOTES 1.8%
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		$500	506
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		200	200
3.455% due 03/02/2023		300	308
Mizuho Financial Group, Inc.
2.721% due 07/16/2023 •		200	201
3.922% due 09/11/2024 •		300	317
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	100	110
			1,642
SOVEREIGN ISSUES 9.0%
Development Bank of Japan, Inc. 3.125% due 09/06/2023		$500	539
Japan Bank for International Cooperation
1.750% due 10/17/2024		200	207
3.250% due 07/20/2023		200	216
Japan Finance Organization for Municipalities 2.125% due 04/13/2021		600	608
Japan Government International Bond
0.100% due 03/10/2028	JPY	91,220	848
0.100% due 03/20/2029		110,000	1,036
0.400% due 03/20/2036		210,000	1,989
0.500% due 03/20/2049		90,000	855
0.700% due 12/20/2048		134,000	1,339
1.300% due 06/20/2035		30,000	322

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Tokyo Metropolitan Government 2.000% due 05/17/2021		$300	304
			8,263
Total Japan (Cost $9,686)			9,905
KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond 3.500% due 03/20/2027		$700	730
Total Kuwait (Cost $695)			730
LITHUANIA 0.4%
SOVEREIGN ISSUES 0.4%
Lithuania Government International Bond
1.100% due 04/26/2027	EUR	100	118
6.125% due 03/09/2021		$200	207
Total Lithuania (Cost $323)			325
LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Emerald Bay S.A. 0.000% due 10/08/2020 (c)	EUR	286	306
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (c)		200	215
NORD/LB Luxembourg S.A. Covered Bond Bank 2.875% due 02/16/2021		$200	204
Total Luxembourg (Cost $756)			725
NETHERLANDS 3.2%
ASSET-BACKED SECURITIES 1.3%
Babson Euro CLO BV 0.434% due 10/25/2029 •	EUR	250	272
Dryden Euro CLO BV 0.880% due 01/15/2030 •		250	265
Jubilee CLO BV 0.311% due 12/15/2029 •		400	411
Ozlme BV 0.820% due 01/18/2030 •		250	263
			1,211
CORPORATE BONDS & NOTES 1.8%
British Transco International Finance BV 0.000% due 11/04/2021		$200	195
Cooperatieve Rabobank UA
2.092% (US0003M + 0.860%) due 09/26/2023 ~		300	279
3.875% due 09/26/2023		300	309
Deutsche Telekom International Finance BV 2.820% due 01/19/2022		200	199
Mylan NV 3.750% due 12/15/2020		10	10
NXP BV 4.625% due 06/01/2023		200	206
Syngenta Finance NV 3.698% due 04/24/2020		200	199
Teva Pharmaceutical Finance Netherlands BV 3.250% due 04/15/2022	EUR	200	212
			1,609
		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)		50,000	50

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Netherlands (Cost $3,011)			2,870
		PRINCIPAL AMOUNT (000s)
NORWAY 0.3%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S 2.500% due 03/28/2022		300	311
Total Norway (Cost $300)			311
PERU 0.7%
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
5.940% due 02/12/2029	PEN	800	250
6.350% due 08/12/2028		800	259
6.950% due 08/12/2031		500	169
Total Peru (Cost $672)			678
POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond 2.250% due 04/25/2022	PLN	900	224
Total Poland (Cost $227)			224
QATAR 1.8%
SOVEREIGN ISSUES 1.8%
Qatar Government International Bond
3.875% due 04/23/2023		$1,000	1,031
4.000% due 03/14/2029		200	215
4.500% due 04/23/2028		400	439
Total Qatar (Cost $1,597)			1,685
RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.250% due 05/10/2034	RUB	6,200	83
Total Russia (Cost $91)			83
SAUDI ARABIA 2.2%
SOVEREIGN ISSUES 2.2%
Saudi Government International Bond
2.375% due 10/26/2021		$1,000	992
2.875% due 03/04/2023		300	300
3.250% due 10/26/2026		200	200
4.000% due 04/17/2025		400	417
4.500% due 04/17/2030		100	108
Total Saudi Arabia (Cost $1,991)			2,017
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd. 2.750% due 09/18/2022		$200	206
DBS Bank Ltd. 3.300% due 11/27/2021		100	103
Total Singapore (Cost $299)			309
SOUTH KOREA 1.3%
SOVEREIGN ISSUES 1.3%
Korea Government International Bond
2.125% due 06/10/2027	KRW	125,000	107
2.375% due 12/10/2027		150,000	131

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

2.375% due 12/10/2028		630,000	551
2.625% due 06/10/2028		250,000	223
5.500% due 03/10/2028		150,000	160
Total South Korea (Cost $1,227)			1,172
SPAIN 4.6%
CORPORATE BONDS & NOTES 0.8%
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	400	454
Telefonica Emisiones S.A. 5.134% due 04/27/2020		$300	300
			754
		SHARES
PREFERRED SECURITIES 0.2%
Banco Santander S.A. 6.250% due 09/11/2021 •(f)(g)		200,000	199
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 3.6%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	50	59
Spain Government International Bond
0.250% due 07/30/2024		500	554
0.600% due 10/31/2029 (i)		800	880
1.400% due 07/30/2028 (i)		600	708
1.450% due 04/30/2029 (i)		800	949
2.700% due 10/31/2048		100	141
			3,291
Total Spain (Cost $4,321)			4,244
SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG 6.500% due 08/08/2023 (g)		$200	204
Credit Suisse Group AG
4.282% due 01/09/2028		250	257
7.125% due 07/29/2022 •(f)(g)		300	278
UBS AG
2.450% due 12/01/2020		200	199
5.125% due 05/15/2024 (g)		200	202
Total Switzerland (Cost $1,213)			1,140
UNITED ARAB EMIRATES 0.2%
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond 3.125% due 10/11/2027		$200	204
Total United Arab Emirates (Cost $199)			204
UNITED KINGDOM 14.1%
CORPORATE BONDS & NOTES 9.6%
Barclays Bank PLC 7.625% due 11/21/2022 (g)		$500	512
Barclays PLC
3.122% (US0003M + 1.430%) due 02/15/2023 ~		300	283
4.610% due 02/15/2023 •		300	305
4.972% due 05/16/2029 •		200	216
7.125% due 06/15/2025 •(f)(g)	GBP	200	213
8.000% due 12/15/2020 •(f)(g)	EUR	200	211
British Telecommunications PLC 9.625% due 12/15/2030		$100	154
Clydesdale Bank PLC 2.250% due 04/21/2020	GBP	200	248
HSBC Holdings PLC
1.434% (US0003M + 0.650%) due 09/11/2021 ~		$600	587
2.292% (US0003M + 0.600%) due 05/18/2021 ~		200	196

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

3.000% due 07/22/2028 •	GBP	100	123
Lloyds Bank PLC
4.875% due 03/30/2027		500	781
5.125% due 03/07/2025		400	596
Lloyds Banking Group PLC
3.900% due 03/12/2024		$200	203
4.582% due 12/10/2025		200	206
7.500% due 06/27/2024 •(f)(g)		200	173
Marks & Spencer PLC 3.000% due 12/08/2023	GBP	100	119
Nationwide Building Society
2.000% due 01/27/2023		$200	196
4.302% due 03/08/2029 •		400	423
Natwest Markets PLC 0.625% due 03/02/2022	EUR	600	648
NatWest Markets PLC 1.000% due 05/28/2024		100	105
Royal Bank of Scotland Group PLC
2.766% (US0003M + 1.550%) due 06/25/2024 ~		$500	453
6.100% due 06/10/2023		300	309
7.500% due 08/10/2020 •(f)(g)		200	184
Santander UK Group Holdings PLC
2.875% due 08/05/2021		300	295
2.920% due 05/08/2026 •	GBP	100	123
4.796% due 11/15/2024 •		$600	630
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	48	75
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		100	116
5.000% due 04/15/2027		100	119
			8,802
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Alba PLC 0.922% due 11/25/2042		320	359
Durham Mortgages B PLC 1.351% due 03/31/2054 •		247	304
Eurosail PLC 1.456% (BP0003M + 0.950%) due 06/13/2045 ~		448	532
Hawksmoor Mortgages 1.761% due 05/25/2053 •		370	452
Lanark Master Issuer PLC 1.555% due 12/22/2069 •		164	203
Newgate Funding PLC 0.617% due 12/15/2050 •		53	66
Ripon Mortgages PLC 1.551% due 08/20/2056 •		494	602
RMAC Securities PLC 0.630% due 06/12/2044 •		256	273
Silverstone Master Issuer PLC 1.461% due 01/21/2070 •		166	203
Southern Pacific Financing PLC 0.714% due 06/10/2043 •		79	93
Towd Point Mortgage Funding 1.611% due 07/20/2045 •		387	471
Towd Point Mortgage Funding PLC
1.551% (BP0003M + 0.800%) due 02/20/2045 ~		162	196
1.724% due 10/20/2051 •		251	303
			4,057
		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		250	41
Total United Kingdom (Cost $14,063)			12,900
		PRINCIPAL AMOUNT (000s)
UNITED STATES 82.0%
ASSET-BACKED SECURITIES 5.3%
Argent Securities Trust
1.097% due 07/25/2036 •		368	137
1.107% due 05/25/2036 •		649	217
Bear Stearns Asset-Backed Securities Trust 1.267% due 01/25/2047 •		14	14

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Countrywide Asset-Backed Certificates
1.087% due 07/25/2037 ^•		171	154
1.087% due 07/25/2037 •		66	53
4.701% due 07/25/2036 ~		22	21
Countrywide Asset-Backed Certificates Trust 2.197% due 07/25/2035 •		700	515
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.689% due 03/25/2037 ^þ		265	126
First Franklin Mortgage Loan Trust 2.222% due 07/25/2034 •		107	102
GSAA Home Equity Trust 1.397% due 08/25/2037 •		42	39
Home Equity Mortgage Loan Asset-Backed Trust 1.187% due 04/25/2037 •		277	191
MASTR Asset-Backed Securities Trust 1.157% due 05/25/2037 •		311	281
Morgan Stanley ABS Capital, Inc. Trust 1.177% due 10/25/2036 •		590	323
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ^~		27	23
New Century Home Equity Loan Trust 3.553% due 06/20/2031 ~		404	377
NovaStar Mortgage Funding Trust 1.077% due 03/25/2037 •		576	379
Option One Mortgage Loan Trust 1.087% due 03/25/2037 •		69	55
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		366	162
Soundview Home Loan Trust 1.197% due 11/25/2036 •		300	244
Structured Asset Investment Loan Trust 2.672% due 10/25/2034 •		232	190
Terwin Mortgage Trust 1.887% due 11/25/2033 •		5	5
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		937	917
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		300	306
			4,831
CORPORATE BONDS & NOTES 12.1%
AbbVie, Inc. 2.900% due 11/06/2022		300	304
Allergan Sales LLC 5.000% due 12/15/2021		200	207
American Honda Finance Corp. 2.142% (US0003M + 0.450%) due 02/15/2022 ~		100	96
American Tower Corp.
2.800% due 06/01/2020		100	99
3.800% due 08/15/2029		200	205
AT&T, Inc.
1.800% due 09/05/2026	EUR	200	223
1.964% (US0003M + 1.180%) due 06/12/2024 ~		$200	186
2.330% (US0003M + 0.750%) due 06/01/2021 ~		200	194
2.781% (US0003M + 0.950%) due 07/15/2021 ~		400	393
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		100	95
Bayer U.S. Finance LLC
1.846% (US0003M + 0.630%) due 06/25/2021 ~		200	194
4.250% due 12/15/2025		300	312
BMW U.S. Capital LLC 3.400% due 08/13/2021		100	100
Broadcom Corp. 2.200% due 01/15/2021		100	99
Charter Communications Operating LLC
4.464% due 07/23/2022		500	517
6.384% due 10/23/2035		200	238
Continental Resources, Inc. 4.375% due 01/15/2028		100	47
D.R. Horton, Inc. 4.375% due 09/15/2022		100	102
DISH DBS Corp. 5.125% due 05/01/2020		200	199
Dominion Energy Gas Holdings LLC 1.341% (US0003M + 0.600%) due 06/15/2021 ~		100	96
Energy Transfer Operating LP 4.650% due 06/01/2021		300	292
EQT Corp. 4.875% due 11/15/2021		46	38
Fiserv, Inc. 2.750% due 07/01/2024		300	299
Ford Motor Credit Co. LLC
2.728% (US0003M + 0.880%) due 10/12/2021 ~		300	276
3.021% due 03/06/2024	EUR	200	181
5.750% due 02/01/2021		$200	195

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

GATX Corp. 2.461% (US0003M + 0.720%) due 11/05/2021 ~		400	392
General Mills, Inc. 2.383% (US0003M + 0.540%) due 04/16/2021 ~		100	97
General Motors Financial Co., Inc. 2.728% (US0003M + 0.850%) due 04/09/2021 ~		100	90
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		300	321
Harley-Davidson Financial Services, Inc. 2.520% (US0003M + 0.940%) due 03/02/2021 ~		100	100
International Lease Finance Corp. 8.250% due 12/15/2020		300	298
Komatsu Finance America, Inc. 2.437% due 09/11/2022		300	301
Kraft Heinz Foods Co. 2.304% (US0003M + 0.570%) due 02/10/2021 ~		100	95
L3Harris Technologies, Inc. 2.250% (US0003M + 0.480%) due 04/30/2020 ~		100	100
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	200	243
Nissan Motor Acceptance Corp. 2.800% due 01/13/2022		$100	95
Northwell Healthcare, Inc. 4.260% due 11/01/2047		100	108
Occidental Petroleum Corp. 2.900% due 08/15/2024		200	109
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	311
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021		100	98
Rio Oil Finance Trust 9.250% due 07/06/2024		279	275
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		100	98
Spectra Energy Partners LP 2.014% (US0003M + 0.700%) due 06/05/2020 ~		100	99
Spirit AeroSystems, Inc.
1.541% (US0003M + 0.800%) due 06/15/2021 ~		100	95
3.950% due 06/15/2023		200	174
VEREIT Operating Partnership LP 4.875% due 06/01/2026		400	386
Verizon Communications, Inc.
2.625% due 08/15/2026		100	104
4.125% due 03/16/2027		100	112
4.329% due 09/21/2028		99	114
VMware, Inc. 2.300% due 08/21/2020		100	99
Volkswagen Group of America Finance LLC
2.477% (US0003M + 0.770%) due 11/13/2020 ~		200	198
2.653% (US0003M + 0.940%) due 11/12/2021 ~		200	196
4.000% due 11/12/2021		200	198
Wells Fargo & Co. 2.911% (US0003M + 1.110%) due 01/24/2023 ~		300	280
WRKCo, Inc. 3.750% due 03/15/2025		100	101
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		300	300
3.375% due 11/30/2021		300	301
			11,075
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 3.239% (LIBOR03M + 2.250%) due 03/15/2027 ~		77	71
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^		382	359
Banc of America Funding Trust
0.983% due 04/20/2047 ^•		105	87
6.000% due 07/25/2037 ^		86	76
BCAP LLC Trust 1.157% due 05/25/2047 •		144	121
Chase Mortgage Finance Trust
3.696% due 03/25/2037 ^~		53	46
3.896% due 07/25/2037 ~		10	8
Citigroup Mortgage Loan Trust 3.855% due 04/25/2037 ^~		55	43
Citigroup Mortgage Loan Trust, Inc. 4.403% due 08/25/2035 ^~		1,072	879
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036 ^		53	35
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.097% due 02/25/2047 •		232	143

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.945% due 02/25/2036 ^þ	80	73
GreenPoint Mortgage Funding Trust 1.407% due 06/25/2045 •	81	64
JPMorgan Alternative Loan Trust 3.422% due 12/25/2036 ~	17	16
Merrill Lynch Mortgage Investors Trust 3.656% due 03/25/2036 ^~	159	100
Morgan Stanley Mortgage Loan Trust
3.670% due 05/25/2036 ^~	94	63
4.334% due 09/25/2035 ^~	61	33
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	197	198
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	284	284
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 ^	60	52
Prime Mortgage Trust 6.000% due 06/25/2036 ^	76	69
Residential Accredit Loans, Inc. Trust 1.077% due 02/25/2037 •	45	44
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	47	43
Structured Asset Mortgage Investments Trust 1.177% due 02/25/2036 •	16	16
Structured Asset Securities Corp. 1.227% due 01/25/2036 •	45	38
WaMu Mortgage Pass-Through Certificates Trust 3.812% due 09/25/2036 ~	27	22
		2,912
	SHARES
PREFERRED SECURITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(f)	100,000	99
Bank of America Corp. 5.875% due 03/15/2028 •(f)	200,000	203
		302
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 53.2%
Fannie Mae
1.347% due 06/25/2036 •	8	8
3.500% due 08/01/2058 - 01/01/2059	369	399
Fannie Mae, TBA 3.000% due 06/01/2040	6,500	6,793
Freddie Mac
2.005% due 01/15/2038 •	142	141
2.441% due 01/15/2038 ~(a)	142	9
3.000% due 02/01/2046	623	660
3.500% due 11/01/2047 - 04/01/2048	801	853
4.398% due 09/01/2037 •	283	286
Ginnie Mae
2.442% due 09/20/2066 •	581	575
4.993% due 09/20/2066 ~	424	459
Uniform Mortgage-Backed Security
3.000% due 10/01/2049	198	209
3.500% due 10/01/2034 - 05/01/2049	187	200
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050	3,300	3,406
3.500% due 05/01/2050	14,100	14,902
4.000% due 04/01/2050 - 05/01/2050	18,500	19,751
		48,651
U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (i)	530	523
0.375% due 07/15/2025 (i)	1,893	1,931
0.500% due 01/15/2028 (i)	1,046	1,091
0.625% due 01/15/2026 (i)	912	942
U.S. Treasury Notes
2.625% due 06/15/2021	200	206
2.875% due 04/30/2025 (i)	2,200	2,473

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

			7,166
Total United States (Cost $75,046)			75,008
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (h) 1.0%			949
ARGENTINA TREASURY BILLS 0.0%
32.393% due 08/28/2020 ~	ARS	486	4
36.751% due 04/03/2020 ~		130	2
53.823% due 05/13/2020 (c)(d)		340	3
			9
U.S. TREASURY BILLS 0.3%
0.005% due 06/18/2020 (c)(d)		$291	291
Total Short-Term Instruments (Cost $1,261)			1,249
Total Investments in Securities (Cost $142,455)			140,216
		SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short Asset Portfolio		423,211	4,109
PIMCO Short-Term Floating NAV Portfolio III		61,583	605
Total Short-Term Instruments (Cost $4,843)			4,714
Total Investments in Affiliates (Cost $4,843)			4,714
Total Investments 158.4% (Cost $147,298)			$144,930
Financial Derivative Instruments (j)(k) (0.2)%(Cost or Premiums, net $127)			(132)
Other Assets and Liabilities, net (58.2)%			(53,297)
Net Assets 100.0%			$91,501

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.730%	01/22/2020	01/20/2022	GBP	115	United Kingdom Gilt 1.750% due 01/22/2049	$(154)	$142	$142
FICC	0.000	03/31/2020	04/01/2020	$807	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	(826)	807	807
Total Repurchase Agreements	$(980)	$949	$949
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.470)%	02/27/2020	05/27/2020	EUR	(836)	$(921)
(0.450)	02/27/2020	05/27/2020	(1,143)	(1,260)
(0.440)	02/27/2020	05/27/2020	(672)	(740)
(0.430)	02/27/2020	05/27/2020	(906)	(999)
(0.300)	03/25/2020	08/20/2020	(735)	(811)
BSN	1.690	01/13/2020	04/13/2020	$(3,406)	(3,419)
1.690	01/16/2020	04/13/2020	(1,079)	(1,083)
Total Reverse Repurchase Agreements	$(9,233)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.710%	02/13/2020	04/13/2020	$(1,622)	$(1,625)
Total Sale-Buyback Transactions	$(1,625)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Canada (0.7)%
Sovereign Issues (0.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	700	$(714)	$(674)
United Kingdom (0.2)%
Sovereign Issues (0.2)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	100	(145)	(154)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

United States (0.1)%
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA			3.500%	04/01/2035	$100	(104)	(105)
Total Short Sales (1.0)%						$(963)	$(933)
(i)				Securities with an aggregate market value of $10,958 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)				Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(11,077) at a weighted average interest rate of 0.946%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)				Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)				Payable for short sales includes $8 of accrued interest.
(j)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures		$111.750	05/22/2020	1	$1	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures		113.000	05/22/2020	40	40	0	2
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures		119.500	05/22/2020	37	37	0	2
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures		121.500	05/22/2020	10	10	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures		134.000	05/22/2020	14	14	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures		135.000	05/22/2020	2	2	0	0
Call - CME 90-Day Eurodollar June 2022 Futures		99.750	06/13/2022	7	18	2	4
Call - CME 90-Day Eurodollar March 2022 Futures		99.750	03/14/2022	4	10	1	2
Total Purchased Options						$3	$10
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
Australia Government 3-Year Note June Futures	06/2020	47	$3,386	$16		$2	$0
Call Options Strike @ EUR 113.400 on Euro-Schatz June 2020 Futures (1)	05/2020	126	3	2		2	0
Call Options Strike @ EUR 116.500 on Euro-Schatz June 2020 Futures (1)	05/2020	29	0	0		0	0
Call Options Strike @ EUR 189.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	34	1	1		1	(1)
Call Options Strike @ EUR 190.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	7	0	0		0	0
Call Options Strike @ EUR 194.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	5	0	0		0	0
Call Options Strike @ GBP 152.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	23	0	0		0	0
Euro-Bobl June Futures	06/2020	11	1,640	(9)		4	(3)
Euro-BTP Italy Government Bond June Futures	06/2020	42	6,550	(249)		0	(110)
Euro-Buxl 30-Year Bond June Futures	06/2020	3	694	(26)		8	(15)
Japan Government 10-Year Bond June Futures	06/2020	2	2,838	(39)		7	(3)
Put Options Strike @ EUR 106.000 on Euro-BTP Italy Government Bond June 2020 Futures (1)	05/2020	40	0	0		0	0
Put Options Strike @ EUR 131.500 on Euro-Bobl June 2020 Futures (1)	05/2020	11	0	0		0	0
U.S. Treasury 5-Year Note June Futures	06/2020	41	5,140	208		0	(2)
U.S. Treasury 10-Year Note June Futures	06/2020	18	2,496	20		0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	16	3,550	378		0	(52)
				$302		$24	$(188)
SHORT FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
Australia Government 10-Year Bond June Futures	06/2020	20	$(1,853)	$11		$0	$(25)
Call Options Strike @ EUR 177.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	6	(3)	2		2	(1)
Canada Government 10-Year Bond June Futures	06/2020	27	(2,823)	(129)		1	(3)
Euro-Bund 10-Year Bond June Futures	06/2020	28	(5,327)	16		34	(32)
Euro-OAT France Government 10-Year Bond June Futures	06/2020	9	(1,660)	47		13	(13)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Euro-Schatz June Futures	06/2020	110	(13,611)	(9)	6	(8)
United Kingdom Long Gilt June Futures	06/2020	9	(1,522)	(30)	6	(5)
$(92)	$62	$(87)
Total Futures Contracts	$210	$86	$(275)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin (7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.141%	EUR	200	$(6)	$5	$(1)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.048	$400	(11)	8	(3)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.095	EUR	300	(5)	3	(2)	0	0
$(22)	$16	$(6)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin (7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Marks & Spencer PLC	1.000%	Quarterly	06/20/2023	3.589%	EUR	200	$(6)	$(11)	$(17)	$0	$(2)
Shell International Finance BV	1.000	Quarterly	12/20/2026	1.387	200	(6)	0	(6)	0	(1)
$(12)	$(11)	$(23)	$0	$(3)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin (7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029	$100	$0	$3	$3	$1	$0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	4,600	10	141	151	38	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	1,500	(12)	41	29	3	0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	300	(5)	13	8	1	0
$(7)	$198	$191	$43	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin (7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$1,600	$(72)	$(110)	$(182)	$5	$0
CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	100	(11)	0	(11)	0	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	4,400	115	(130)	(15)	0	(13)
iTraxx Crossover 32 5-Year Index	5.000	Quarterly	12/20/2024	EUR	200	29	(33)	(4)	1	0
iTraxx Europe Main 32 5-Year Index	1.000	Quarterly	12/20/2024	1,900	23	(18)	5	0	(3)
$84	$(291)	$(207)	$6	$(16)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin (7)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$22,800	$0	$(5)	$(5)	$0	$(2)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	6,900	0	(1)	(1)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	1,200	0	1	1	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	900	0	1	1	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	4,700	0	6	6	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		3,600	0	(1)	(1)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		700	0	0	0	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		2,400	0	(3)	(3)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		600	0	(1)	(1)	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		1,800	0	(2)	(2)	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%		Quarterly	05/23/2029		700	0	(2)	(2)	0	0
							$0	$(7)	$(7)	$2	$(3)
INTEREST RATE SWAPS
										Variation Margin (7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.905%	Quarterly	12/03/2039	GBP	200	$0	$(12)	$(12)	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		$300	0	(39)	(39)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		200	0	(26)	(26)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		300	0	(40)	(40)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		400	0	(53)	(53)	0	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	200	0	3	3	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	700	0	5	5	0	0
Pay(8)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		200	1	1	2	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		1,700	0	15	15	0	(2)
Pay(8)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		500	(4)	14	10	0	(1)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		1,500	52	82	134	0	(6)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		600	0	23	23	0	(3)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,600	21	62	83	0	(7)
Pay(8)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		1,500	(30)	68	38	0	(7)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		500	4	108	112	0	(9)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		300	0	58	58	0	(5)
Receive	3-Month CAD-Bank Bill	1.390	Semi-Annual	03/18/2050		100	0	2	2	2	0
Pay(8)	3-Month GBP-LIBOR	1.080	Quarterly	12/03/2039	GBP	200	0	12	12	0	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	4	3	7	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$8,900	174	(226)	(52)	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		1,700	10	(49)	(39)	0	0
Pay(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2021		5,000	16	28	44	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		1,900	7	(50)	(43)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		4,100	(57)	(117)	(174)	0	(1)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		2,200	(5)	(39)	(44)	0	(2)
Receive	3-Month USD-LIBOR	1.570	Semi-Annual	02/27/2022		2,800	(6)	(52)	(58)	0	(2)
Pay(8)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		5,100	(16)	83	67	5	0
Receive(8)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		1,300	0	(36)	(36)	0	0
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		1,050	0	(26)	(26)	0	0
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		1,400	0	(33)	(33)	1	0
Receive(8)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		700	0	(18)	(18)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		1,500	9	(87)	(78)	0	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		200	5	(13)	(8)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		600	45	(127)	(82)	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		300	7	(31)	(24)	2	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		3,000	(54)	(205)	(259)	16	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		2,100	(10)	(251)	(261)	12	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		1,400	43	(117)	(74)	8	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Pay	3-Month USD-LIBOR	1.854	Semi-Annual	05/15/2045		700	0	159	159	0	(16)
Pay	3-Month USD-LIBOR	1.857	Semi-Annual	05/15/2045		200	0	46	46	0	(5)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2049		1,000	(17)	255	238	0	(28)
Pay(8)	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		600	12	87	99	0	(17)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	1	6	7	1	0
Receive	6-Month CLP-CHILIBOR	1.900	Semi-Annual	03/01/2023	CLP	330,000	0	(10)	(10)	0	0
Pay	6-Month CLP-CHILIBOR	1.190	Semi-Annual	03/19/2023		110,000	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	1.290	Semi-Annual	03/26/2023		62,200	0	1	1	0	0
Pay	6-Month CLP-CHILIBOR	1.183	Semi-Annual	03/27/2023		41,900	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	1.200	Semi-Annual	03/27/2023		12,100	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	1.280	Semi-Annual	03/27/2023		5,100	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	0	6	6	0	0
Receive(8)	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022	EUR	5,200	(1)	(2)	(3)	0	(1)
Pay	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		3,400	(32)	(16)	(48)	0	(1)
Pay(8)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		1,600	0	7	7	0	0
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		600	20	20	40	0	(1)
Pay	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		3,500	(93)	45	(48)	0	(4)
Pay(8)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,600	21	7	28	0	(2)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		1,000	88	(112)	(24)	13	0
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		200	34	(13)	21	0	(3)
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	400	0	3	3	0	0
Pay(8)	6-Month GBP-LIBOR	0.737	Semi-Annual	02/14/2024		2,200	0	5	5	0	0
Pay(8)	6-Month GBP-LIBOR	0.745	Semi-Annual	02/17/2024		3,300	0	8	8	0	0
Pay(8)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		1,900	16	41	57	1	0
Receive(8)	6-Month GBP-LIBOR	0.803	Semi-Annual	02/14/2028		450	0	(6)	(6)	0	0
Receive(8)	6-Month GBP-LIBOR	0.811	Semi-Annual	02/17/2028		700	0	(9)	(9)	0	(1)
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		400	(1)	9	8	1	0
Receive(8)	6-Month GBP-LIBOR	0.672	Semi-Annual	02/26/2031		200	0	(2)	(2)	0	0
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		200	(4)	15	11	1	0
Pay(8)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		150	0	22	22	1	0
Pay(8)	6-Month GBP-LIBOR	0.722	Semi-Annual	02/26/2051		70	0	3	3	0	0
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	50,000	8	0	8	1	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	11/29/2029		30,000	(1)	2	1	0	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		140,000	3	(72)	(69)	0	(5)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		60,000	(6)	59	53	4	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	6,700	(30)	30	0	1	0
Pay	UKRPI	3.386	Maturity	01/15/2030	GBP	100	0	1	1	0	0
Pay	UKRPI	3.436	Maturity	02/15/2030		100	0	2	2	0	0
Pay	UKRPI	3.450	Maturity	02/15/2030		300	0	5	5	0	0
Pay	UKRPI	3.453	Maturity	02/15/2030		500	0	9	9	0	0
							$234	$(469)	$(235)	$75	$(130)
Total Swap Agreements							$277	$(564)	$(287)	$126	$(152)
Cash of $1,764 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Future styled option.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

(7)			Unsettled variation margin asset of $7 for closed swap agreements is outstanding at period end.
(8)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2020	AUD	38		$25	$1	$0
	04/2020	GBP	5,646		7,280	267	0
	04/2020	ILS	82		23	0	(1)
	04/2020	NOK	2,375		224	0	(4)
	04/2020		$363	DKK	2,410	0	(7)
	05/2020		224	NOK	2,375	4	0
	06/2020	KRW	1,438,821		$1,213	30	0
	06/2020	PLN	499		129	9	0
BPS	04/2020	AUD	197		130	9	0
	04/2020	BRL	327		74	11	0
	04/2020	CAD	692		482	0	(10)
	04/2020	EUR	218		242	2	0
	04/2020	GBP	273		349	10	0
	04/2020	JPY	3,500		32	0	(1)
	04/2020	NZD	218		138	8	0
	04/2020		$63	BRL	327	0	0
	04/2020		138	CAD	189	0	(4)
	04/2020		1,253	EUR	1,149	19	(5)
	04/2020		607	GBP	472	2	(22)
	04/2020		2,073	JPY	220,800	7	(27)
	04/2020		25	NOK	231	0	(3)
	05/2020	AUD	30		$18	0	0
	05/2020	EUR	369		408	1	0
	05/2020		$508	INR	37,323	0	(18)
	06/2020	IDR	2,096,415		$139	12	0
	06/2020		$44	TWD	1,310	0	0
	09/2020	HKD	275		$35	0	0
BRC	04/2020	INR	37,497		517	25	0
	04/2020	JPY	773,562		7,038	0	(156)
	04/2020		$6,912	GBP	5,653	110	0
	05/2020	GBP	5,653		$6,916	0	(110)
	06/2020		$119	CNH	830	0	(2)
	09/2020		384	HKD	3,011	4	0
BSH	04/2020		227	CLP	192,768	0	(2)
	05/2020	CLP	117,594		$146	9	0
CBK	04/2020	AUD	632		413	25	(1)
	04/2020	BRL	2,683		534	18	0
	04/2020	CAD	4,329		3,233	158	(2)
	04/2020	CHF	601		623	0	(1)
	04/2020	COP	1,509		0	0	0
	04/2020	EUR	12,750		13,993	11	(80)
	04/2020	GBP	406		527	23	0
	04/2020	MXN	1,808		79	3	0
	04/2020	PEN	1,253		372	7	0
	04/2020		$126	AUD	214	5	0
	04/2020		611	BRL	2,683	0	(95)
	04/2020		3,226	CAD	4,544	6	(4)
	04/2020		4,814	DKK	33,125	82	(3)
	04/2020		796	EUR	736	16	0
	04/2020		277	GBP	238	19	0
	04/2020		142	JPY	15,300	0	0
	04/2020		84	MXN	1,660	0	(15)
	04/2020		135	NZD	214	0	(8)
	04/2020		191	PEN	648	0	(2)
	05/2020	CAD	4,379		$3,106	0	(6)
	05/2020	PEN	1,299		386	8	0
	05/2020		$625	CHF	601	1	0
	06/2020	CNH	1,816		$257	2	0
	07/2020	DKK	28,255		4,118	0	(70)
	07/2020		$105	PEN	365	1	0
	08/2020	PEN	648		$190	2	0
DUB	04/2020	BRL	746		145	2	0
	04/2020		$143	BRL	746	0	0
	05/2020		145		746	0	(2)
GLM	04/2020	BRL	67		$15	2	0
	04/2020	CAD	118		82	0	(1)
	04/2020	GBP	216	EUR	255	13	0
	04/2020	JPY	5,973		$56	0	0
	04/2020	RUB	7,361		109	15	0
	04/2020	SEK	1,160		120	3	0
	04/2020		$1,222	AUD	2,006	12	0
	04/2020		13	BRL	67	0	0
	04/2020		69	CLP	58,223	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

04/2020	84	EUR	78	2	0
04/2020	298	RUB	18,935	0	(56)
05/2020	AUD	2,006	$1,222	0	(12)
05/2020	$6	RUB	517	0	0
06/2020	JPY	70,000	$666	13	0
06/2020	$0	CLP	235	0	0
06/2020	632	JPY	70,000	21	0
07/2020	DKK	530	$78	0	(1)
HUS	04/2020	BRL	889	197	26	0
04/2020	CLP	176,284	207	1	0
04/2020	ILS	97	26	0	(1)
04/2020	SEK	217	23	1	0
04/2020	$171	BRL	889	0	0
04/2020	271	EUR	249	4	0
04/2020	113	GBP	96	6	0
04/2020	511	INR	37,497	0	(19)
04/2020	123	JPY	12,700	0	(5)
04/2020	175	NZD	280	0	(8)
05/2020	JPY	15,300	$142	0	0
06/2020	CNH	31,236	4,459	59	0
06/2020	HKD	475	61	0	0
JPM	04/2020	$185	CAD	252	1	(7)
04/2020	645	EUR	578	0	(8)
05/2020	CLP	57,639	$72	4	0
05/2020	INR	18,645	259	14	0
06/2020	IDR	626,120	44	6	0
MYI	04/2020	AUD	1,299	854	55	0
04/2020	DKK	35,624	5,365	103	0
04/2020	EUR	113	126	2	0
04/2020	NOK	225	24	2	0
04/2020	NZD	278	176	10	0
04/2020	$646	CHF	601	0	(21)
06/2020	IDR	236,960	$16	2	0
06/2021	$8	EUR	6	0	(1)
RBC	04/2020	CAD	151	$109	2	0
RYL	04/2020	$131	SEK	1,350	6	0
05/2020	270	MXN	5,296	0	(48)
SCX	04/2020	AUD	17	$11	1	0
05/2020	EUR	10,178	11,182	0	(58)
06/2020	PLN	426	110	7	0
06/2020	$734	CNH	5,154	0	(8)
06/2020	431	IDR	5,972,029	0	(69)
09/2020	HKD	2,766	$352	0	(5)
SSB	05/2020	INR	18,678	260	15	0
TOR	04/2020	$4,924	JPY	531,562	19	0
05/2020	JPY	531,562	$4,935	0	(17)
UAG	04/2020	AUD	75	43	0	(3)
04/2020	CAD	33	25	1	0
04/2020	CHF	96	101	1	0
04/2020	RUB	543	7	0	0
04/2020	$277	NOK	2,600	0	(27)
04/2020	167	NZD	282	1	0
04/2020	7	RUB	543	0	0
05/2020	NZD	282	$167	0	(1)
Total Forward Foreign Currency Contracts	$1,359	$(1,038)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC EUR versus GBP	GBP	0.833	04/22/2020	$485	$3	$0
Put - OTC EUR versus USD	$1.085	04/08/2020	373	1	1
$4	$1
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	$300	$12	$4
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	200	8	3
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	400	30	11
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	150	9	9
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.005	06/08/2020	300	12	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.984	06/09/2020	200	8	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	300	22	8
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	200	8	3
$109	$38
Total Purchased Options	$113	$39
WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC EUR versus RUB	RUB	73.000	04/02/2020	$228	$(2)	$(39)
Call - OTC EUR versus USD	$1.105	04/08/2020	373	(2)	(2)
HUS	Call - OTC EUR versus CNH	CNH	7.850	04/02/2020	240	(1)	(1)
$(5)	$(42)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	$2,500	$(12)	$(1)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	1,700	(8)	(1)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	3,300	(29)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/06/2020	3,600	(5)	(40)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/11/2020	3,600	(5)	(40)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	450	(10)	(10)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/27/2020	100	(3)	(5)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/28/2020	200	(8)	(10)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	100	(3)	(5)
MYC	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/08/2020	7,200	(12)	0
Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/09/2020	4,800	(8)	0
Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	175,000	(1)	(1)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	2,500	(22)	(2)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	1,600	(7)	(1)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	100	(3)	(5)
$(136)	$(124)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	$1,750	$(2)	$(3)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/08/2022	1,000	(1)	(1)
$(3)	$(4)
Total Written Options	$(144)	$(170)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value (7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	China Government International Bond	(1.000)%	Quarterly	06/20/2020	0.083%	$3,100	$(15)	$8	$0	$(7)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	500	(18)	8	0	(10)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	400	(10)	0	0	(10)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.263	200	(4)	(1)	0	(5)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	400	(14)	6	0	(8)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	500	(12)	0	0	(12)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	100	(3)	1	0	(2)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.263	300	(6)	(1)	0	(7)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	400	(14)	6	0	(8)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	200	(5)	0	0	(5)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	200	(5)	0	0	(5)
$(106)	$27	$0	$(79)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value (7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	3.864%	$200	$(9)	$(13)	$0	$(22)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	1.322	EUR	200	(1)	0	0	(1)
South Africa Government International Bond	1.000	Quarterly	06/20/2023	3.617	$100	(5)	(3)	0	(8)
$(15)	$(16)	$0	$(31)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	800	$552	$0	$(56)	$0	$(56)
Floating rate equal to 3-Month EUR-EURIBOR less 0.172% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/23/2030	EUR	600	666	3	(8)	0	(5)
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	700	483	(2)	(47)	0	(49)
MYI	Floating rate equal to 3-Month EUR-EURIBOR less 0.162% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/18/2030	GLM	300	335	(2)	0	0	(2)
$(1)	$(111)	$0	$(112)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	3-Month ILS-TELBOR	1.180%	Annual	01/30/2024	ILS	700	$0	$6	$6	$0
Pay	3-Month ILS-TELBOR	1.786	Annual	05/01/2029	200	0	6	6	0
CBK	Pay	3-Month ILS-TELBOR	1.755	Annual	04/29/2029	400	0	11	11	0
GLM	Pay	3-Month ILS-TELBOR	1.780	Annual	04/22/2029	400	0	11	11	0
Pay	3-Month ILS-TELBOR	1.779	Annual	04/30/2029	400	0	11	11	0
JPM	Pay	3-Month ILS-TELBOR	1.775	Annual	04/25/2029	700	0	19	19	0
SCX	Pay	3-Month CNY-CNREPOFIX	2.840	Quarterly	07/25/2024	CNY	8,700	0	34	34	0
$0	$98	$98	$0
Total Swap Agreements	$(122)	$(2)	$98	$(222)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

(1)		Notional Amount represents the number of contracts.
(2)		The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$9	$0	$9
Sovereign Issues	0	43	0	43
Australia
Corporate Bonds & Notes	0	430	0	430
Sovereign Issues	0	1,196	0	1,196
Brazil
Corporate Bonds & Notes	0	348	0	348
Canada
Corporate Bonds & Notes	0	295	0	295
Non-Agency Mortgage-Backed Securities	0	437	0	437
Sovereign Issues	0	2,182	0	2,182
Cayman Islands
Asset-Backed Securities	0	2,331	0	2,331
Corporate Bonds & Notes	0	592	0	592
Chile
Sovereign Issues	0	119	0	119
China
Sovereign Issues	0	3,701	0	3,701
Denmark
Corporate Bonds & Notes	0	4,362	0	4,362
Finland
Sovereign Issues	0	816	0	816
France
Corporate Bonds & Notes	0	1,130	0	1,130
Sovereign Issues	0	1,857	0	1,857
Germany
Corporate Bonds & Notes	0	1,307	0	1,307
Ireland
Asset-Backed Securities	0	321	0	321
Corporate Bonds & Notes	0	308	0	308
Israel
Sovereign Issues	0	213	0	213
Italy
Corporate Bonds & Notes	0	1,035	0	1,035
Sovereign Issues	0	1,405	0	1,405
Japan
Corporate Bonds & Notes	0	1,642	0	1,642
Sovereign Issues	0	8,263	0	8,263
Kuwait
Sovereign Issues	0	730	0	730
Lithuania
Sovereign Issues	0	325	0	325
Luxembourg
Corporate Bonds & Notes	0	725	0	725
Netherlands
Asset-Backed Securities	0	1,211	0	1,211
Corporate Bonds & Notes	0	1,609	0	1,609
Preferred Securities	0	50	0	50
Norway
Corporate Bonds & Notes	0	311	0	311

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2020 (Unaudited)

Peru
Sovereign Issues	0	678	0	678
Poland
Sovereign Issues	0	224	0	224
Qatar
Sovereign Issues	0	1,685	0	1,685
Russia
Sovereign Issues	0	83	0	83
Saudi Arabia
Sovereign Issues	0	2,017	0	2,017
Singapore
Corporate Bonds & Notes	0	309	0	309
South Korea
Sovereign Issues	0	1,172	0	1,172
Spain
Corporate Bonds & Notes	0	754	0	754
Preferred Securities	0	199	0	199
Sovereign Issues	0	3,291	0	3,291
Switzerland
Corporate Bonds & Notes	0	1,140	0	1,140
United Arab Emirates
Sovereign Issues	0	204	0	204
United Kingdom
Corporate Bonds & Notes	0	8,802	0	8,802
Non-Agency Mortgage-Backed Securities	0	4,057	0	4,057
Preferred Securities	0	41	0	41
United States
Asset-Backed Securities	0	4,831	0	4,831
Corporate Bonds & Notes	0	11,075	0	11,075
Loan Participations and Assignments	0	71	0	71
Non-Agency Mortgage-Backed Securities	0	2,912	0	2,912
Preferred Securities	0	302	0	302
U.S. Government Agencies	0	48,651	0	48,651
U.S. Treasury Obligations	0	7,166	0	7,166
Short-Term Instruments
Repurchase Agreements	0	949	0	949
Argentina Treasury Bills	0	9	0	9
U.S. Treasury Bills	0	291	0	291
	$0	$140,216	$0	$140,216
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,714	$0	$0	$4,714
Total Investments	$4,714	$140,216	$0	$144,930
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(674)	$0	$(674)
United Kingdom
Sovereign Issues	0	(154)	0	(154)
United States
U.S. Government Agencies	0	(105)	0	(105)
	$0	$(933)	$0	$(933)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	92	130	0	222
Over the counter	0	1,496	0	1,496
	$92	$1,626	$0	$1,718
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(275)	(152)	0	(427)
Over the counter	0	(1,430)	0	(1,430)
	$(275)	$(1,582)	$0	$(1,857)
Total Financial Derivative Instruments	$(183)	$44	$0	$(139)
Totals	$4,531	$139,327	$0	$143,858

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$324
Total Short-Term Instruments (Cost $324)		324
Total Investments in Securities (Cost $324)		324
	SHARES
INVESTMENTS IN AFFILIATES 98.9%
MUTUAL FUNDS (a) 89.8%
PIMCO Emerging Markets Bond Fund	2,855,851	26,274
PIMCO Global Advantage® Strategy Bond Fund	3,320,620	34,833
PIMCO Income Fund	3,980,430	43,626
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,487,769	25,997
PIMCO Investment Grade Credit Bond Fund	4,296,617	43,654
PIMCO RAE International Fund	6,011,352	42,741
PIMCO RAE PLUS EMG Fund	6,528,211	44,457
PIMCO RAE PLUS Small Fund	6,547,839	43,281
PIMCO Real Return Fund	3,824,156	43,175
PIMCO Short-Term Fund	13,748,976	130,478
PIMCO StocksPLUS® Fund	5,323,697	42,749
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	7,398,488	43,651
PIMCO StocksPLUS® International Fund (Unhedged)	19,279,031	86,948
PIMCO Total Return Fund IV	12,052,711	130,772
Total Mutual Funds (Cost $866,654)		782,636
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	8,048,260	79,042
Total Short-Term Instruments (Cost $79,402)		79,042
Total Investments in Affiliates (Cost $946,056)		861,678
Total Investments 98.9% (Cost $946,380)		$862,002
Financial Derivative Instruments (c) 0.6%(Cost or Premiums, net $2,031)		5,348
Other Assets and Liabilities, net 0.5%		4,190
Net Assets 100.0%		$871,540

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$324	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021			$(334)	$324	$324
Total Repurchase Agreements								$(334)	$324	$324

Cash of $3 has been pledged as collateral as of March 31, 2020 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500					1,775.000	12/18/2020	107	$11	$1,068	$748
Put - CBOE S&P 500					1,950.000	12/18/2020	107	11	723	1,065
Put - CBOE S&P 500					2,250.000	12/18/2020	107	11	240	1,813
Total Purchased Options								$2,031		$3,626
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures				06/2020	830	$(106,643)		$(1,561)	$1,722	$0
Total Futures Contracts								$(1,561)	$1,722	$0
Cash of $10,894 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements						$0	$324	$0		$324
						$0	$324	$0		$324
Investments in Affiliates, at Value
Mutual Funds						782,636	0	0		782,636
Short-Term Instruments
Central Funds Used for Cash Management Purposes						79,042	0	0		79,042
						$861,678	$0	$0		$861,678
Total Investments						$861,678	$324	$0		$862,002
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$1,722	$3,626	$0		$5,348
Total Financial Derivative Instruments						$1,722	$3,626	$0		$5,348
Totals						$863,400	$3,950	$0		$867,350

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 53.4% ¤
CORPORATE BONDS & NOTES 10.3%
BANKING & FINANCE 7.9%
AerCap Ireland Capital DAC 4.250% due 07/01/2020		$900	$888
Ally Financial, Inc. 8.000% due 11/01/2031 (h)		800	924
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		800	814
Deutsche Bank AG 4.250% due 10/14/2021		3,400	3,237
FCE Bank PLC 0.869% due 09/13/2021	EUR	600	593
Goldman Sachs Group, Inc. 1.941% (US0003M + 1.200%) due 09/15/2020 ~		$6,200	6,196
ING Bank NV 2.625% due 12/05/2022		1,000	1,048
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	29,856	4,245
Lloyds Banking Group PLC 1.995% (US0003M + 0.800%) due 06/21/2021 ~		$500	488
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	24,016	3,418
Nykredit Realkredit A/S 1.000% due 10/01/2050		36,790	5,245
Royal Bank of Scotland Group PLC
2.766% (US0003M + 1.550%) due 06/25/2024 ~		$700	634
4.519% due 06/25/2024 •		400	403
State Bank of India 2.850% (US0003M + 0.950%) due 04/06/2020 ~		1,600	1,600
UBS AG 2.450% due 12/01/2020		3,300	3,292
UniCredit SpA 7.830% due 12/04/2023		6,150	6,576
			39,601
INDUSTRIALS 1.4%
BAT Capital Corp. 2.294% due 08/14/2020 •		1,100	1,082
Broadcom, Inc.
3.125% due 04/15/2021		200	198
3.125% due 10/15/2022		200	198
Campbell Soup Co. 1.371% (US0003M + 0.630%) due 03/15/2021 ~		610	591
Dell International LLC 4.420% due 06/15/2021		800	809
Dominion Energy Gas Holdings LLC 1.341% (US0003M + 0.600%) due 06/15/2021 ~(h)		400	384
eBay, Inc. 2.750% due 01/30/2023		500	491
Hyundai Capital America 1.689% due 09/18/2020 •		2,500	2,487
Microchip Technology, Inc. 3.922% due 06/01/2021 (h)		100	97
Mylan NV 3.750% due 12/15/2020 (h)		50	50
NXP BV 4.125% due 06/01/2021		200	202
VMware, Inc. 3.900% due 08/21/2027 (h)		200	198
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	5,090	58
			6,845
UTILITIES 1.0%
AT&T, Inc.
2.330% (US0003M + 0.750%) due 06/01/2021 ~		$900	874
2.781% (US0003M + 0.950%) due 07/15/2021 ~		3,500	3,440

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

Sempra Energy 1.191% (US0003M + 0.450%) due 03/15/2021 ~		1,000	986
			5,300
Total Corporate Bonds & Notes (Cost $52,594)			51,746
U.S. GOVERNMENT AGENCIES 25.2%
Fannie Mae 4.230% due 05/01/2038 •		1,392	1,412
Fannie Mae, TBA 3.000% due 06/01/2040		10,600	11,077
Ginnie Mae
1.173% due 02/20/2049 •		2,542	2,517
2.266% due 08/20/2068 •		1,099	1,061
Uniform Mortgage-Backed Security 4.000% due 06/01/2048 - 11/01/2048		61,030	65,200
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050		26,200	27,041
3.500% due 05/01/2050		100	106
4.000% due 05/01/2050		17,500	18,681
Total U.S. Government Agencies (Cost $123,797)			127,095
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Alliance Bancorp Trust 1.187% due 07/25/2037 •		468	356
Bear Stearns Adjustable Rate Mortgage Trust
3.677% due 02/25/2036 ^~		35	32
4.183% due 07/25/2036 ^~		155	137
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		377	272
Hawksmoor Mortgages 1.761% due 05/25/2053 •	GBP	2,311	2,824
Residential Accredit Loans, Inc. Trust 1.127% due 06/25/2046 •		$261	77
Residential Asset Securitization Trust 1.347% due 05/25/2035 •		512	377
Towd Point Mortgage Funding PLC 1.724% due 10/20/2051 •	GBP	2,010	2,426
WaMu Mortgage Pass-Through Certificates Trust 1.277% due 01/25/2045 •		$2,699	2,307
Total Non-Agency Mortgage-Backed Securities (Cost $9,704)			8,808
ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp. Home Equity Loan Trust 2.747% due 06/25/2034 •		134	117
Argent Mortgage Loan Trust 1.427% due 05/25/2035 •		755	617
Argent Securities Trust 1.097% due 07/25/2036 •		508	392
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	800	864
California Street CLO Ltd. 2.861% due 10/15/2025 •		$971	963
CIT Mortgage Loan Trust 2.297% due 10/25/2037 •		1,962	1,908
Countrywide Asset-Backed Certificates
1.087% due 05/25/2035 •		575	515
1.197% due 03/25/2037 •		700	574
CVP Cascade CLO Ltd. 2.993% due 01/16/2026 •		145	144
Dryden Senior Loan Fund 2.731% due 10/15/2027 •		1,571	1,506
First Franklin Mortgage Loan Trust 1.417% due 11/25/2036 •		1,600	1,246
Fremont Home Loan Trust
1.082% due 10/25/2036 •		1,003	822
1.097% due 10/25/2036 •		2,393	1,003
Halcyon Loan Advisors Funding Ltd. 2.747% due 04/20/2027 •		361	359
IndyMac Mortgage Loan Trust 1.017% due 07/25/2036 •		1,007	375
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		714	519
Lehman XS Trust
1.107% due 05/25/2036 •		826	736
5.201% due 06/25/2036 þ		766	732
Long Beach Mortgage Loan Trust 1.247% due 01/25/2036 •		1,525	1,263
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	300	309

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

Marlette Funding Trust 2.690% due 09/17/2029		$124	120
Morgan Stanley ABS Capital, Inc. Trust 1.922% due 07/25/2035 •		47	46
Mountain View CLO Ltd. 2.631% due 10/15/2026 •		395	391
Sound Point CLO Ltd. 2.956% due 01/23/2029 •		2,900	2,819
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		2,596	2,447
Sudbury Mill CLO Ltd. 2.986% due 01/17/2026 •		1,051	1,050
THL Credit Wind River CLO Ltd. 2.711% due 01/15/2026 •		352	351
Tralee CLO Ltd. 2.849% due 10/20/2027 •		904	890
Venture CLO Ltd. 2.711% due 07/15/2027 •		745	731
Total Asset-Backed Securities (Cost $24,868)			23,809
SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
1.000% due 08/05/2021 (d)	ARS	789	5
15.500% due 10/17/2026		10,280	43
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~		2,035	15
38.039% (ARLLMONP) due 06/21/2020 ~		44,337	322
42.781% (BADLARPP) due 10/04/2022 ~		3,700	46
Autonomous City of Buenos Aires Argentina 37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		3,390	31
Qatar Government International Bond 3.875% due 04/23/2023		$1,400	1,444
Total Sovereign Issues (Cost $4,173)			1,906
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		420,000	426
Total Preferred Securities (Cost $420)			426
REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
Alexandria Real Estate Equities, Inc. (h)		744	102
American Tower Corp.		542	118
Apartment Investment & Management Co. (h)		2,275	80
Duke Realty Corp. (h)		3,386	110
Equinix, Inc.		261	163
Equity LifeStyle Properties, Inc. (h)		1,124	65
Equity Residential (h)		1,447	89
First Industrial Realty Trust, Inc. (h)		1,890	63
Gaming and Leisure Properties, Inc. (h)		1,801	50
Invitation Homes, Inc. (h)		3,918	84
Life Storage, Inc.		720	68
SBA Communications Corp.		476	128
Simon Property Group, Inc. (h)		557	30
Sun Communities, Inc. (h)		815	102
Welltower, Inc.		950	43
Total Real Estate Investment Trusts (Cost $1,306)			1,295
SHORT-TERM INSTRUMENTS 10.6%
REPURCHASE AGREEMENTS (g) 7.7%			38,791
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
31.246% due 07/31/2020 «~	ARS	328	3
32.393% due 08/28/2020 ~		5,568	51
36.751% due 04/03/2020 ~		4,160	47

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

53.823% due 05/13/2020 (b)(c)	12,420	92
		193
U.S. TREASURY BILLS 2.9%
0.229% due 04/07/2020 - 09/24/2020 (a)(b)(j)(l)	$14,834	14,831
Total Short-Term Instruments (Cost $53,983)		53,815
Total Investments in Securities (Cost $270,845)		268,900
	SHARES
INVESTMENTS IN AFFILIATES 51.0%
MUTUAL FUNDS 17.4% (f)
PIMCO Mortgage Opportunities and Bond Fund	8,424,076	87,358
Total Mutual Funds (Cost $92,235)		87,358
SHORT-TERM INSTRUMENTS 33.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.6%
PIMCO Short-Term Floating NAV Portfolio III	17,239,835	169,312
Total Short-Term Instruments (Cost $169,945)		169,312
Total Investments in Affiliates (Cost $262,180)		256,670
Total Investments 104.4% (Cost $533,025)		$525,570
Financial Derivative Instruments (i)(k) (0.6)%(Cost or Premiums, net $1,892)		(3,042)
Other Assets and Liabilities, net (3.8)%		(19,124)
Net Assets 100.0%		$503,404

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
BPS	0.000%	03/31/2020	04/01/2020	$10,000	U.S. Treasury Notes 3.000% due 09/30/2025	$(10,217)	$10,000	$10,000
FICC	0.000	03/31/2020	04/01/2020	452	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	(463)	452	452
SAL	0.000	03/31/2020	04/01/2020	10,000	U.S. Treasury Notes 2.000% due 05/31/2024	(10,208)	10,000	10,000
SSB	0.000	03/31/2020	04/01/2020	539	U.S. Treasury Notes 2.000% due 08/31/2021(1)	(550)	539	539
TDM	0.000	03/31/2020	04/01/2020	17,800	U.S. Treasury Bonds 2.250% due 08/15/2049	(8,026)	17,800	17,800
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(10,166)	0	0
Total Repurchase Agreements	$(39,630)	$38,791	$38,791
(h)

Securities with an aggregate market value of $1,426 have been pledged as collateral as of March 31, 2020 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Collateral is held in custody by the counterparty.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	$106.000	05/22/2020	1	$2	$0	$0
Call - CBOT U.S. Treasury 2-Year Note June 2020 Futures	110.750	05/22/2020	100	200	1	3
Call - CBOT U.S. Treasury 2-Year Note June 2020 Futures	110.875	05/22/2020	85	170	1	1
Call - CBOT U.S. Treasury 2-Year Note June 2020 Futures	111.000	05/22/2020	5	10	0	0
Call - CBOT U.S. Treasury 2-Year Note June 2020 Futures	112.125	05/22/2020	25	50	0	0
Call - CBOT U.S. Treasury 2-Year Note June 2020 Futures	112.250	05/22/2020	169	338	1	0
Call - CBOT U.S. Treasury 2-Year Note June 2020 Futures	112.375	05/22/2020	4	8	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2020 Futures	128.750	05/22/2020	129	129	1	6
Call - CBOT U.S. Treasury 5-Year Note June 2020 Futures	129.000	05/22/2020	13	13	0	1
Call - CBOT U.S. Treasury 5-Year Note June 2020 Futures	129.500	05/22/2020	91	91	1	3
Call - CBOT U.S. Treasury 5-Year Note June 2020 Futures	130.000	05/22/2020	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	103.000	05/22/2020	174	174	3	3
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	117.500	05/22/2020	244	244	2	8
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	118.000	05/22/2020	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	122.000	05/22/2020	29	29	0	1
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	128.000	05/22/2020	187	187	2	12
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	130.000	05/22/2020	12	12	0	1

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	136.000	05/22/2020	23	23	0	2
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures	115.000	05/22/2020	2	2	0	0
Put - MSE Canada Government 10-Year Bond June 2020 Futures	CAD	111.000	05/15/2020	173	173	2	1
Total Purchased Options	$14	$42
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	06/2020	1	$72	$0	$0	$0
Brent Crude September Futures	07/2020	12	410	(3)	0	(3)
Call Options Strike @ EUR 113.200 on Euro-Schatz June 2020 Futures (1)	05/2020	775	21	17	13	0
Call Options Strike @ EUR 116.500 on Euro-Schatz June 2020 Futures (1)	05/2020	831	9	4	5	0
Call Options Strike @ GBP 175.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	115	0	(2)	0	0
Canada Government 10-Year Bond June Futures	06/2020	173	18,088	878	17	(5)
DAX Index June Futures	06/2020	17	4,644	736	154	0
E-mini NASDAQ 100 Index June Futures	06/2020	96	14,950	(186)	0	(132)
E-mini S&P 500 Index June Futures	06/2020	1,644	211,229	(8,601)	0	(3,315)
Euro-Bobl June Futures	06/2020	104	15,509	(83)	38	(34)
Euro-BTP Italy Government Bond June Futures	06/2020	407	50,242	(641)	0	(244)
Euro-Bund 10-Year Bond June Futures	06/2020	225	42,809	(127)	258	(270)
FTSE 100 Index June Futures	06/2020	125	8,750	1,106	263	0
FTSE/MIB Index June Futures	06/2020	1	93	13	2	0
Gold 100 oz. June Futures	06/2020	12	1,916	(1)	3	(4)
IBEX 35 Index April Futures	04/2020	1	75	11	1	(1)
Mini MSCI Emerging Markets Index June Futures	06/2020	105	4,425	107	39	0
Nikkei 225 Yen-denominated June Futures	06/2020	60	5,202	(11)	81	(82)
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2020 Futures (1)	05/2020	105	1	0	1	(1)
Put Options Strike @ EUR 156.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	181	12	10	0	(8)
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	22	2	1	0	(1)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	22	2	2	0	(1)
RBOB Gasoline July Futures	06/2020	6	181	6	0	(2)
S&P/Toronto Stock Exchange 60 June Futures	06/2020	1	116	0	7	0
SPI 200 Index June Futures	06/2020	66	5,185	69	369	(83)
STOXX Europe 600 Price Index June Futures	06/2020	2,817	49,073	7,742	1,724	0
Topix Index June Futures	06/2020	175	22,834	319	0	(789)
U.S. Treasury 5-Year Note June Futures	06/2020	53	6,644	26	0	(2)
U.S. Treasury 10-Year Note June Futures	06/2020	810	112,337	3,594	4	(114)
U.S. Treasury 30-Year Bond June Futures	06/2020	133	23,815	1,815	0	(220)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	14	3,106	138	0	(46)
$6,939	$2,979	$(5,357)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude June Futures	04/2020	12	$(316)	$13	$1	$0
CAC 40 Index April Futures	04/2020	1	(48)	(8)	0	(1)
Euro STOXX 50 June Futures	06/2020	154	(4,666)	(499)	0	(158)
Euro-Buxl 30-Year Bond June Futures	06/2020	47	(10,880)	408	236	(118)
Euro-Schatz June Futures	06/2020	1,606	(198,717)	393	89	(115)
OMX Stockholm 30 Index April Futures	04/2020	1	(15)	(2)	0	(1)
RBOB Gasoline May Futures	04/2020	6	(149)	0	6	0
U.S. Treasury 2-Year Note June Futures	06/2020	388	(85,509)	(1,369)	12	0
United Kingdom Long Gilt June Futures	06/2020	115	(19,454)	(244)	71	(57)
$(1,308)	$415	$(450)
Total Futures Contracts	$5,631	$3,394	$(5,807)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.688%	EUR	480	$8	$(7)	$1	$0	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 5-Year Index	(1.000)%	Quarterly		12/20/2024		$59,320	$238	$(238)	$0	$87	$(87)
iTraxx Crossover 32 5-Year Index	(5.000)	Quarterly		12/20/2024	EUR	100	(16)	18	2	0	0
							$222	$(220)	$2	$87	$(87)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly		12/20/2024		$98	$8	$(14)	$(6)	$0	$(1)
iTraxx Europe Main 32 5-Year Index	1.000	Quarterly		12/20/2024	EUR	16,300	200	(156)	44	0	(28)
							$208	$(170)	$38	$0	$(29)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.520%	Semi-Annual	12/05/2021	CAD	73,200	$(377)	$999	$622	$0	$(1)
Pay	3-Month CAD-Bank Bill	1.440	Semi-Annual	12/05/2024		28,100	(346)	775	429	0	(35)
Receive	3-Month CAD-Bank Bill	1.510	Semi-Annual	12/05/2029		23,100	387	(971)	(584)	87	0
Receive	3-Month CAD-Bank Bill	2.010	Semi-Annual	12/05/2049		1,900	26	(208)	(182)	42	0
Pay	3-Month USD-LIBOR	1.320	Semi-Annual	12/05/2021		$161,100	(765)	3,578	2,813	66	0
Receive	3-Month USD-LIBOR	1.210	Semi-Annual	12/05/2024		76,800	1,389	(4,179)	(2,790)	0	(22)
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		25,000	410	(1,364)	(954)	1	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2025		27,700	(63)	3,759	3,696	0	(13)
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		2,600	76	(259)	(183)	3	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		15,300	173	(1,516)	(1,343)	25	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		14,660	830	(2,035)	(1,205)	32	0
Receive(7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		5,380	(15)	(599)	(614)	20	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		11,100	275	2,040	2,315	0	(46)
Receive	3-Month USD-LIBOR	1.614	Semi-Annual	10/11/2029		1,280	(11)	(102)	(113)	6	0
Receive	3-Month USD-LIBOR	1.310	Semi-Annual	12/05/2029		1,700	40	(142)	(102)	8	0
Receive	3-Month USD-LIBOR	1.480	Semi-Annual	03/06/2030		2,400	(6)	(175)	(181)	13	0
Receive	3-Month USD-LIBOR	1.610	Semi-Annual	03/06/2030		2,400	(17)	(194)	(211)	13	0
Receive	3-Month USD-LIBOR	1.465	Semi-Annual	03/13/2030		2,450	(5)	(177)	(182)	13	0
Receive	3-Month USD-LIBOR	1.595	Semi-Annual	03/13/2030		2,450	(17)	(197)	(214)	13	0
Receive	3-Month USD-LIBOR	1.385	Semi-Annual	03/20/2030		2,450	(7)	(154)	(161)	14	0
Receive	3-Month USD-LIBOR	1.520	Semi-Annual	03/20/2030		2,450	(18)	(175)	(193)	14	0
Receive	3-Month USD-LIBOR	1.117	Semi-Annual	03/27/2030		2,430	(9)	(85)	(94)	14	0
Receive	3-Month USD-LIBOR	1.282	Semi-Annual	03/27/2030		2,430	(22)	(111)	(133)	14	0
Pay(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		18,300	(503)	1,465	962	0	(104)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		5,120	(515)	2,678	2,163	0	(148)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/05/2049		3,600	(237)	834	597	0	(100)
Pay	6-Month EUR-EURIBOR	0.600	Annual	12/05/2021	EUR	127,400	(608)	(141)	(749)	19	0
Receive	6-Month EUR-EURIBOR	0.540	Annual	12/05/2024		60,080	832	109	941	2	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		27,500	268	119	387	6	0
Receive	6-Month EUR-EURIBOR	0.270	Annual	12/05/2029		7,500	190	(1)	189	7	0
Pay	6-Month EUR-EURIBOR	0.080	Annual	12/05/2049		5,400	(505)	332	(173)	0	(65)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

Pay	6-Month GBP-LIBOR	0.550	Semi-Annual	12/05/2021	GBP	78,700	(285)	254	(31)	12	0
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	12/05/2024	85,900	1,172	(959)	213	0	(37)
Pay	6-Month GBP-LIBOR	0.550	Semi-Annual	12/05/2049	10,000	(1,607)	1,434	(173)	36	0
Pay	28-Day MXN-TIIE	6.570	Lunar	12/31/2024	MXN	258,200	0	115	115	77	0
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025	255,800	0	131	131	76	0
$130	$4,878	$5,008	$633	$(571)
Total Swap Agreements	$568	$4,481	$5,049	$720	$(688)
(j)	Securities with an aggregate market value of $2,630 and cash of $40,538 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	GBP	1,442	$1,859	$68	$0
04/2020	SEK	103,809	10,328	0	(165)
04/2020	$9,124	CHF	8,845	66	0
04/2020	12,466	DKK	85,831	213	0
04/2020	1,103	EUR	987	0	(15)
04/2020	259	ILS	944	7	0
04/2020	1,394	JPY	150,346	4	0
04/2020	278	NOK	2,950	6	0
04/2020	ZAR	43,077	$2,869	462	0
05/2020	EUR	18,761	21,063	338	0
05/2020	JPY	404,646	3,833	66	(4)
05/2020	NOK	2,950	278	0	(5)
05/2020	$8,763	EUR	8,066	158	(10)
05/2020	896	JPY	98,000	17	0
05/2020	8,355	NOK	77,002	0	(946)
05/2020	10,338	SEK	103,809	163	0
06/2020	KRW	15,078,130	$12,715	312	0
06/2020	PHP	559,286	10,982	152	0
07/2020	DKK	85,831	12,517	0	(204)
BPS	04/2020	CAD	2,677	1,990	88	0
04/2020	GBP	1,555	1,951	59	(40)
04/2020	$3,078	EUR	2,751	0	(44)
04/2020	713	GBP	600	32	0
04/2020	892	MXN	21,456	12	(2)
04/2020	7,669	NZD	12,133	0	(429)
05/2020	COP	33,757	$8	0	0
05/2020	$2,022	EUR	1,833	3	0
05/2020	585	JPY	64,200	13	0
06/2020	CNH	5,012	$712	6	0
06/2020	$13	PLN	50	0	(1)
BRC	04/2020	JPY	150,346	$1,368	0	(30)
04/2020	$865	MXN	20,801	10	0
BSH	07/2020	9,831	BRL	50,214	0	(220)
CBK	04/2020	AUD	2,371	$1,481	42	(20)
04/2020	CAD	2,781	2,087	111	0
04/2020	CHF	7,279	7,552	0	(11)
04/2020	EUR	15,773	17,292	0	(104)
04/2020	GBP	552	679	0	(7)
04/2020	MXN	104,238	4,585	197	0
04/2020	$5,892	CAD	8,307	11	0
04/2020	251	MXN	5,892	0	(3)
05/2020	AUD	359	$221	0	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

	05/2020	CAD	8,307		5,894	0	(12)
	05/2020	EUR	2,445		2,662	0	(40)
	05/2020	JPY	239,600		2,224	18	(27)
	05/2020	PEN	27,866		8,263	155	0
	05/2020		$592	CAD	808	0	(17)
	05/2020		7,566	CHF	7,279	9	0
	05/2020		2,032	EUR	1,864	27	0
	05/2020		43,968	JPY	4,814,200	892	0
	05/2020		4,019	NOK	37,160	0	(444)
	06/2020		2,091	IDR	34,676,889	9	0
	07/2020	BRL	50,214		$12,355	2,744	0
	07/2020	PEN	9,534		2,742	0	(25)
DUB	04/2020	BRL	2,083		401	0	0
	04/2020		$406	BRL	2,083	0	(5)
	04/2020		7,019	NOK	66,583	0	(615)
	05/2020	BRL	2,083		$406	6	0
FBF	06/2020		$8,196	IDR	113,561,995	0	(1,320)
GLM	04/2020	BRL	2,083		$475	74	0
	04/2020	CAD	2,850		2,105	80	0
	04/2020	DKK	88,582		13,236	150	0
	04/2020	MXN	10,877		496	38	0
	04/2020	RUB	10,704		136	0	0
	04/2020		$10,839	AUD	17,792	105	0
	04/2020		401	BRL	2,083	0	0
	04/2020		157	MXN	3,806	3	0
	04/2020		6,196	RUB	382,654	0	(1,320)
	04/2020		10,770	SEK	103,809	0	(276)
	05/2020	AUD	17,792		$10,841	0	(105)
	05/2020	JPY	237,200		2,236	26	0
	05/2020	NOK	119,035		11,466	14	0
	05/2020		$3,899	CAD	5,166	0	(226)
	05/2020		1,863	EUR	1,719	36	0
	05/2020		1,249	JPY	138,400	41	0
	05/2020		135	RUB	10,704	1	0
	06/2020	CLP	193,695		$242	15	0
	06/2020	TWD	20,903		701	2	0
	06/2020		$1	MYR	4	0	0
HUS	04/2020	GBP	399		$470	0	(25)
	04/2020	NZD	3,809		2,374	101	0
	04/2020		$548	AUD	911	12	0
	04/2020		282	ILS	1,037	11	0
	04/2020		2,346	MXN	56,339	64	(40)
	05/2020	CAD	379		$263	0	(7)
	05/2020	EUR	5,752		6,474	120	0
	05/2020	JPY	192,400		1,795	2	0
	05/2020		$606	CAD	810	0	(31)
	05/2020		5,122	EUR	4,646	21	(11)
	05/2020		629	JPY	69,200	16	0
	06/2020	HKD	2,696		$347	0	(1)
	06/2020	IDR	76,999,820		5,165	502	0
	06/2020	THB	4,217		135	6	0
	06/2020		$2,667	HKD	20,790	14	0
JPM	04/2020	TRY	2,743		$416	4	0
	04/2020		$2,629	ZAR	39,190	0	(439)
	05/2020	CHF	4,979		$5,136	0	(48)
	05/2020		$678	JPY	71,000	0	(17)
	06/2020		5,020	MXN	95,951	0	(1,021)
	06/2020		1,395	SGD	1,955	0	(17)
MYI	04/2020	AUD	14,925		$9,818	637	0
	04/2020		$1,924	DKK	12,840	0	(27)
	05/2020		66,159	EUR	60,271	424	0
RBC	04/2020		7,620	DKK	51,130	0	(66)
SCX	04/2020	AUD	1,407		$904	43	(5)
	04/2020	CZK	3,265		135	4	0
	04/2020	RUB	173,846		2,220	5	0
	04/2020	TRY	8,531		1,291	9	0
	05/2020	EUR	12,035		13,222	0	(68)
	05/2020	JPY	116,500		1,062	0	(24)
	05/2020		$15,015	CAD	19,915	0	(857)
	05/2020		2,021	EUR	1,833	4	0
	05/2020		234	RUB	18,442	1	0
SOG	04/2020	DKK	10,445		$1,567	24	0
	04/2020		$116	RUB	8,984	0	(1)
SSB	05/2020	CHF	108		$111	0	(2)
	06/2020		$11,367	INR	822,846	0	(666)
UAG	04/2020	CHF	1,566		$1,626	0	(1)
	04/2020	DKK	52,160		8,165	460	0
	04/2020	NOK	69,533		7,399	710	0
	04/2020	NZD	8,324		4,930	0	(37)
	04/2020	RUB	11,235		141	0	(2)
	04/2020		$181	DKK	1,160	0	(10)
	04/2020		1,115	RUB	78,113	6	(125)
	05/2020		4,929	NZD	8,324	37	0
Total Forward Foreign Currency Contracts						$10,298	$(10,240)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	121.000	04/23/2020	10,000	$1	$1
Call - OTC USD versus SEK	SEK	10.950	05/04/2020	8,400	1	12
HUS	Call - OTC AUD versus USD	$0.710	04/01/2020	12,800	1	0
Call - OTC USD versus CAD	CAD	1.460	04/01/2020	11,100	1	0
$4	$13
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	53,400	$2,114	$3
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	3
$3,925	$6
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2050	$60.000	04/08/2020	6,300	$0	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2050	67.500	04/08/2020	10,600	0	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2050	70.000	05/06/2020	12,100	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2050	74.000	04/08/2020	18,600	1	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2050	65.000	04/08/2020	7,800	0	0
$2	$0
Total Purchased Options	$3,931	$19
WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC USD versus MXN	MXN	19.606	04/01/2020	1,600	$(23)	$(280)
Put - OTC USD versus MXN	19.606	04/01/2020	1,600	(24)	0
$(47)	$(280)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(2)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(7)	0
Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	7,800	(21)	20
Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	7,800	(21)	21
Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	4,500	(83)	(36)
$(387)	$3
Total Written Options	$(434)	$(277)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
											Swap Agreements, at Value (5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index			0.500%	Monthly	05/11/2063		$2,141	$(46)	$46	$0	$0
GST	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059		2,200	(65)	41	0	(24)
	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047		596	(19)	19	0	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057		7,900	(364)	342	0	(22)
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058		11,100	(685)	613	0	(72)
MEI	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057		11,100	(576)	546	0	(30)
MYC	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059		9,600	(318)	213	0	(105)
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061		1,600	(4)	(41)	0	(45)
UAG	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059		3,800	(110)	68	0	(42)
									$(2,187)	$1,847	$0	$(340)
INTEREST RATE SWAPS
											Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	3-Month KRW-KORIBOR		1.430%	Quarterly	07/01/2029	KRW	100	$0	$0	$0	$0
TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.116% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2020		$100	$0	$10	$10	$0
BPS	Pay	DWRTFT Index	19	1.795% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/22/2020		156	0	0	0	0
FBF	Pay	Swiss Market Index	10	0.000%	Maturity	06/19/2020	CHF	80	0	(11)	0	(11)
	Pay	DWRTFT Index	43	1.845% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/05/2020		$353	0	1	1	0
GST	Receive	CMDSKEWLS Index	13,639	0.250%	Monthly	02/16/2021		1,750	0	(180)	0	(180)
JPM	Receive	JMABFNJ2 Index	102,831	0.000%	Monthly	12/31/2020		8,995	0	0	0	0
	Receive	JMABDEWE Index	3,756	0.300%	Monthly	02/16/2021		4,013	0	28	28	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.116% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2020		100	0	(11)	0	(11)
									$0	$(163)	$39	$(202)
Total Swap Agreements									$(2,187)	$1,684	$39	$(542)
(l)

Securities with an aggregate market value of $9,899 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)								Notional Amount represents the number of contracts.
(2)								YOY options may have a series of expirations.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$39,601	$0	$39,601
Industrials	0	6,845	0	6,845
Utilities	0	5,300	0	5,300
U.S. Government Agencies	0	127,095	0	127,095
Non-Agency Mortgage-Backed Securities	0	8,808	0	8,808
Asset-Backed Securities	0	23,809	0	23,809
Sovereign Issues	0	1,906	0	1,906
Preferred Securities
Banking & Finance	0	426	0	426
Real Estate Investment Trusts
Real Estate	1,295	0	0	1,295
Short-Term Instruments
Repurchase Agreements	0	38,791	0	38,791
Argentina Treasury Bills	0	190	3	193
U.S. Treasury Bills	0	14,831	0	14,831
	$1,295	$267,602	$3	$268,900
Investments in Affiliates, at Value
Mutual Funds	87,358	0	0	87,358
Short-Term Instruments
Central Funds Used for Cash Management Purposes	169,312	0	0	169,312
	$256,670	$0	$0	$256,670
Total Investments	$257,965	$267,602	$3	$525,570
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,395	761	0	4,156
Over the counter	0	10,356	0	10,356
	$3,395	$11,117	$0	$14,512
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,807)	(688)	0	(6,495)
Over the counter	0	(11,059)	0	(11,059)
	$(5,807)	$(11,747)	$0	$(17,554)
Total Financial Derivative Instruments	$(2,412)	$(630)	$0	$(3,042)
Totals	$255,553	$266,972	$3	$522,528

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO High Yield Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.4%
API Group, Inc. 3.489% (LIBOR03M + 2.500%) due 10/01/2026 ~	$1,250	$1,150
CommScope, Inc. 4.239% (LIBOR03M + 3.250%) due 04/06/2026 «~	995	945
Diamond Sports Group LLC 4.180% (LIBOR03M + 3.250%) due 08/24/2026 «~	995	781
Emerald TopCo, Inc. 4.489% (LIBOR03M + 3.500%) due 07/24/2026 ~	746	684
Envision Healthcare Corp. 4.739% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,980	1,061
Getty Images, Inc. 5.500% (LIBOR03M + 4.500%) due 02/19/2026 ~	1,710	1,393
NCI Building Systems, Inc. 4.561% (LIBOR03M + 3.750%) due 04/12/2025 «~	997	873
RegionalCare Hospital Partners Holdings, Inc. 4.739% (LIBOR03M + 3.750%) due 11/17/2025 ~	838	771
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~	6,500	5,796
Starfruit Finco BV 3.863% (LIBOR03M + 3.000%) due 10/01/2025 «~	995	910
U.S. Renal Care, Inc. 6.000% (LIBOR03M + 5.000%) due 06/26/2026 ~	2,488	2,237
Western Institutional Review Board, Inc. 5.872% (LIBOR03M + 4.000%) due 01/08/2027 ~	1,000	934
Total Loan Participations and Assignments (Cost $20,234)		17,535
CORPORATE BONDS & NOTES 87.3%
BANKING & FINANCE 6.5%
Allied Universal Holdco LLC 6.625% due 07/15/2026	1,500	1,477
Ally Financial, Inc.
5.125% due 09/30/2024	1,000	981
8.000% due 11/01/2031	1,401	1,612
Altice France Holding S.A. 6.000% due 02/15/2028	1,000	887
Barclays PLC 7.750% due 09/15/2023 •(b)(c)	1,000	878
BNP Paribas S.A. 7.375% due 08/19/2025 •(b)(c)	2,000	1,911
CIT Group, Inc.
5.000% due 08/15/2022	2,000	1,965
6.125% due 03/09/2028	500	474
Credit Acceptance Corp. 5.125% due 12/31/2024	750	688
Credit Agricole S.A. 7.875% due 01/23/2024 •(b)(c)	2,000	1,941
Credit Suisse Group AG
6.250% due 12/18/2024 •(b)(c)	1,000	929
7.500% due 07/17/2023 •(b)(c)	500	461
ESH Hospitality, Inc.
4.625% due 10/01/2027	1,000	786
5.250% due 05/01/2025	1,000	846
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	1,500	1,112
Freedom Mortgage Corp. 8.250% due 04/15/2025	1,000	792
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	1,000	912
Howard Hughes Corp. 5.375% due 03/15/2025	2,500	2,437
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,250	1,278
5.710% due 01/15/2026	1,000	977
7.700% due 09/17/2025 •(b)(c)	1,000	851
iStar, Inc. 4.250% due 08/01/2025	1,500	1,245
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(b)(c)	4,000	3,456
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	837

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

5.625% due 05/01/2024 (e)	1,000	966
5.750% due 02/01/2027	750	655
Navient Corp.
5.875% due 10/25/2024	1,000	925
6.125% due 03/25/2024	1,500	1,414
6.500% due 06/15/2022	1,000	978
6.625% due 07/26/2021	500	516
6.750% due 06/25/2025	500	464
7.250% due 01/25/2022	500	491
Quicken Loans, Inc.
5.250% due 01/15/2028	1,000	985
5.750% due 05/01/2025	500	501
RHP Hotel Properties LP 5.000% due 04/15/2023	1,500	1,183
Royal Bank of Scotland Group PLC 7.500% due 08/10/2020 •(b)(c)	2,000	1,844
Ryman Hospitality Properties, Inc. 4.750% due 10/15/2027	1,000	756
Springleaf Finance Corp.
5.375% due 11/15/2029	1,000	921
5.625% due 03/15/2023	1,000	987
6.125% due 03/15/2024	1,000	995
6.625% due 01/15/2028	750	706
6.875% due 03/15/2025	1,000	1,015
7.125% due 03/15/2026	1,000	984
VICI Properties LP
4.125% due 08/15/2030	500	477
4.625% due 12/01/2029	500	458
		47,954
INDUSTRIALS 72.3%
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	1,500	1,423
6.500% due 03/01/2024	500	491
Adient Global Holdings Ltd. 4.875% due 08/15/2026	2,000	1,385
Adient U.S. LLC 7.000% due 05/15/2026	250	233
ADT Security Corp.
4.125% due 06/15/2023	1,000	984
4.875% due 07/15/2032	1,000	857
6.250% due 10/15/2021	1,000	983
Air Medical Group Holdings, Inc. 6.375% due 05/15/2023	2,500	2,241
Albertsons Cos., Inc.
4.625% due 01/15/2027	250	250
4.875% due 02/15/2030	500	499
6.625% due 06/15/2024	1,000	1,022
7.500% due 03/15/2026	1,500	1,625
Alcoa Nederland Holding BV
6.125% due 05/15/2028	500	458
6.750% due 09/30/2024	500	489
7.000% due 09/30/2026	250	234
Allison Transmission, Inc. 5.000% due 10/01/2024	2,000	1,955
Altice Financing S.A.
5.000% due 01/15/2028	1,000	893
7.500% due 05/15/2026	1,250	1,223
Altice Finco S.A. 7.625% due 02/15/2025	1,000	959
Altice France S.A.
5.500% due 01/15/2028 (e)	2,000	1,884
7.375% due 05/01/2026	2,500	2,539
8.125% due 02/01/2027	1,000	1,048
AMC Networks, Inc.
4.750% due 12/15/2022	667	650
4.750% due 08/01/2025	500	489
5.000% due 04/01/2024 (e)	1,000	965
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028	1,000	916
5.875% due 05/15/2026	1,750	1,677
Amsted Industries, Inc.
4.625% due 05/15/2030	1,000	900
5.625% due 07/01/2027	500	491
Antero Resources Corp. 5.125% due 12/01/2022	1,000	525
Aramark Services, Inc. 5.000% due 02/01/2028	1,500	1,404
Arconic, Inc.
5.125% due 10/01/2024	1,000	989
5.950% due 02/01/2037	1,000	873
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	750	750
5.250% due 08/15/2027	1,000	1,031
6.000% due 02/15/2025	1,500	1,515

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

Ascend Learning LLC 6.875% due 08/01/2025	1,500	1,468
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	1,000	296
Ashland LLC 4.750% due 08/15/2022	225	223
Avantor, Inc.
6.000% due 10/01/2024	1,000	1,054
9.000% due 10/01/2025	1,250	1,324
Avon International Capital PLC 6.500% due 08/15/2022	750	670
Avon International Operations, Inc. 7.875% due 08/15/2022	1,000	901
B.C. Unlimited Liability Co.
3.875% due 01/15/2028	1,000	956
4.250% due 05/15/2024	1,000	1,004
5.000% due 10/15/2025	3,000	2,884
Ball Corp. 5.250% due 07/01/2025	1,500	1,640
Bausch Health Americas, Inc.
8.500% due 01/31/2027	2,000	2,101
9.250% due 04/01/2026	1,500	1,574
Bausch Health Cos., Inc.
5.000% due 01/30/2028	1,000	954
5.250% due 01/30/2030	1,000	943
5.500% due 03/01/2023	373	369
5.500% due 11/01/2025	2,500	2,541
5.750% due 08/15/2027 (e)	1,000	1,035
5.875% due 05/15/2023	167	166
6.125% due 04/15/2025	1,250	1,239
6.500% due 03/15/2022	500	507
7.000% due 03/15/2024	1,250	1,289
7.000% due 01/15/2028	1,000	1,043
7.250% due 05/30/2029	1,000	1,043
9.000% due 12/15/2025	1,000	1,062
BCD Acquisition, Inc. 9.625% due 09/15/2023	1,500	1,252
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025	5,000	4,544
Berry Global, Inc.
4.500% due 02/15/2026	1,000	979
5.125% due 07/15/2023	1,000	1,010
6.000% due 10/15/2022	500	498
Boise Cascade Co. 5.625% due 09/01/2024	1,000	956
Bombardier, Inc.
5.750% due 03/15/2022	250	191
6.000% due 10/15/2022	500	379
7.500% due 12/01/2024	1,000	669
7.500% due 03/15/2025	2,000	1,400
7.875% due 04/15/2027	1,500	1,046
8.750% due 12/01/2021	1,500	1,255
Boyd Gaming Corp.
4.750% due 12/01/2027	1,000	831
6.375% due 04/01/2026	1,000	871
Bruin E&P Partners LLC 8.875% due 08/01/2023	1,000	85
Buckeye Partners LP
4.125% due 03/01/2025	875	744
4.500% due 03/01/2028	625	517
Builders FirstSource, Inc. 5.000% due 03/01/2030	1,250	1,132
Cablevision Systems Corp. 5.875% due 09/15/2022	1,000	1,015
Caesars Resort Collection LLC 5.250% due 10/15/2025	3,000	2,189
Callon Petroleum Co. 6.375% due 07/01/2026	1,500	253
Camelot Finance S.A. 4.500% due 11/01/2026	1,000	976
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	1,000	935
Cascades, Inc.
5.125% due 01/15/2026	500	488
5.375% due 01/15/2028	500	481
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	2,000	1,957
5.000% due 07/15/2027	1,000	976
CCO Holdings LLC
4.750% due 03/01/2030	1,000	1,003
5.000% due 02/01/2028	1,000	1,010
5.125% due 05/01/2023 (e)	2,000	2,033
5.125% due 05/01/2027	1,000	1,012
5.250% due 09/30/2022	2,000	1,976
5.375% due 05/01/2025	1,000	1,031
5.375% due 06/01/2029	1,500	1,550

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

5.750% due 02/15/2026	3,000	3,048
5.875% due 04/01/2024	1,000	1,029
5.875% due 05/01/2027	1,000	1,037
Cedar Fair LP 5.250% due 07/15/2029	1,250	1,063
Centene Corp.
3.375% due 02/15/2030	1,000	934
4.250% due 12/15/2027	750	756
4.625% due 12/15/2029	1,500	1,516
4.750% due 01/15/2025	1,000	1,019
5.250% due 04/01/2025 (e)	1,250	1,283
5.375% due 06/01/2026 (e)	500	518
5.375% due 08/15/2026	1,000	1,031
Centennial Resource Production LLC 5.375% due 01/15/2026	2,500	621
CF Industries, Inc. 5.150% due 03/15/2034	2,000	2,042
Change Healthcare Holdings LLC 5.750% due 03/01/2025	3,000	2,797
Chemours Co.
6.625% due 05/15/2023	1,500	1,284
7.000% due 05/15/2025 (e)	1,000	839
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	1,000	880
Cheniere Energy Partners LP
4.500% due 10/01/2029	1,000	896
5.250% due 10/01/2025 (e)	2,500	2,344
5.625% due 10/01/2026	500	468
Churchill Downs, Inc.
4.750% due 01/15/2028	2,000	1,751
5.500% due 04/01/2027	750	711
Cirsa Finance International SARL 7.875% due 12/20/2023	900	760
Clean Harbors, Inc.
4.875% due 07/15/2027	750	738
5.125% due 07/15/2029	375	352
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	1,489	1,290
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	500	462
5.875% due 06/01/2027	500	302
CNX Midstream Partners LP 6.500% due 03/15/2026	1,000	699
Colfax Corp.
6.000% due 02/15/2024	500	501
6.375% due 02/15/2026	500	494
CommScope Technologies LLC
5.000% due 03/15/2027	1,000	875
6.000% due 06/15/2025	1,250	1,153
CommScope, Inc.
5.500% due 06/15/2024	1,250	1,164
6.000% due 03/01/2026	250	251
8.250% due 03/01/2027	750	727
Community Health Systems, Inc.
6.250% due 03/31/2023	2,500	2,392
6.625% due 02/15/2025	1,000	933
8.000% due 03/15/2026	875	836
8.625% due 01/15/2024	1,000	995
Comstock Resources, Inc. 7.500% due 05/15/2025	2,000	1,430
Connect Finco SARL 6.750% due 10/01/2026	1,250	1,037
Constellium SE
5.750% due 05/15/2024	1,000	901
5.875% due 02/15/2026	1,000	878
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	1,500	1,108
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (a)	625	577
Core & Main LP 6.125% due 08/15/2025	4,000	3,750
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	3,500	3,037
Coty, Inc. 6.500% due 04/15/2026	1,500	1,339
CPG Merger Sub LLC 8.000% due 10/01/2021	2,000	1,958
Crown Americas LLC
4.250% due 09/30/2026	1,000	994
4.500% due 01/15/2023	1,000	1,031
4.750% due 02/01/2026	1,000	1,033
CSC Holdings LLC
5.250% due 06/01/2024	2,000	2,017
5.375% due 02/01/2028 (e)	500	513
5.500% due 05/15/2026	2,000	2,083
5.500% due 04/15/2027	1,000	1,040

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

5.750% due 01/15/2030	2,750	2,784
6.500% due 02/01/2029	1,000	1,084
6.625% due 10/15/2025	1,000	1,059
DaVita, Inc.
5.000% due 05/01/2025	1,500	1,507
5.125% due 07/15/2024	1,500	1,505
DCP Midstream Operating LP
5.125% due 05/15/2029	1,000	636
5.375% due 07/15/2025	1,500	1,027
Dell International LLC
5.875% due 06/15/2021	331	331
7.125% due 06/15/2024	1,000	1,036
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	750	109
5.700% due 10/15/2039	1,000	165
7.875% due 08/15/2025	500	132
Diamond Resorts International, Inc. 7.750% due 09/01/2023	1,500	1,091
Diamond Sports Group LLC
5.375% due 08/15/2026	2,000	1,636
6.625% due 08/15/2027 (e)	1,500	1,011
Digicel Group One Ltd. (7.125% Cash and 2.000% PIK) 9.125% due 04/01/2024 (a)	1,014	152
DISH DBS Corp.
5.000% due 03/15/2023	2,000	1,935
5.875% due 07/15/2022	1,500	1,469
5.875% due 11/15/2024	2,000	1,960
6.750% due 06/01/2021	500	510
7.750% due 07/01/2026	1,250	1,291
DKT Finance ApS 9.375% due 06/17/2023	1,000	1,047
Dun & Bradstreet Corp. 6.875% due 08/15/2026	2,000	2,091
Eldorado Resorts, Inc.
6.000% due 09/15/2026	750	681
7.000% due 08/01/2023 (e)	1,000	906
Element Solutions, Inc. 5.875% due 12/01/2025	1,750	1,728
EMC Corp. 3.375% due 06/01/2023	1,000	992
Endo Dac
6.000% due 07/15/2023	1,100	805
6.000% due 02/01/2025	750	516
Energizer Holdings, Inc.
5.500% due 06/15/2025	2,500	2,441
6.375% due 07/15/2026	1,500	1,523
7.750% due 01/15/2027	375	390
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,500	736
5.450% due 06/01/2047	750	253
Entegris, Inc. 4.625% due 02/10/2026	1,500	1,433
Entercom Media Corp.
6.500% due 05/01/2027	250	219
7.250% due 11/01/2024	1,500	1,266
EW Scripps Co. 5.125% due 05/15/2025	1,000	889
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	250	43
7.375% due 05/15/2024	500	93
Fairstone Financial, Inc. 7.875% due 07/15/2024	1,500	1,423
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	1,750	1,649
7.875% due 07/15/2026	1,000	928
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	196	189
3.875% due 03/15/2023	2,000	1,918
4.125% due 03/01/2028	1,000	879
5.000% due 09/01/2027	875	817
5.250% due 09/01/2029	750	711
5.400% due 11/14/2034	2,500	2,330
Front Range BidCo, Inc.
4.000% due 03/01/2027	750	722
6.125% due 03/01/2028	1,250	1,195
Garda World Security Corp. 4.625% due 02/15/2027	1,500	1,354
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	2,000	1,877
goeasy Ltd. 5.375% due 12/01/2024	1,000	938
Graphic Packaging International LLC
3.500% due 03/15/2028	750	680
4.125% due 08/15/2024	500	477
4.875% due 11/15/2022	500	484

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

Gray Television, Inc. 5.125% due 10/15/2024	1,000	973
Griffon Corp. 5.750% due 03/01/2028	1,250	1,182
Grinding Media, Inc. 7.375% due 12/15/2023	1,000	940
Gulfport Energy Corp.
6.000% due 10/15/2024	1,000	253
6.375% due 05/15/2025	500	126
6.625% due 05/01/2023	250	72
H-Food Holdings LLC 8.500% due 06/01/2026	2,000	1,599
Hanesbrands, Inc.
4.625% due 05/15/2024	1,000	996
4.875% due 05/15/2026	1,500	1,482
Harsco Corp. 5.750% due 07/31/2027	1,000	933
HCA, Inc.
3.500% due 09/01/2030	2,000	1,823
5.375% due 02/01/2025	2,000	2,047
5.875% due 05/01/2023	2,000	2,100
Herc Holdings, Inc. 5.500% due 07/15/2027	750	703
Hertz Corp.
6.000% due 01/15/2028	500	265
7.125% due 08/01/2026	1,000	529
Hill-Rom Holdings, Inc. 5.000% due 02/15/2025	1,250	1,273
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	1,000	944
4.875% due 01/15/2030	1,000	857
5.125% due 05/01/2026	1,375	1,328
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	1,000	939
4.875% due 04/01/2027	750	717
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	500	499
7.625% due 06/15/2021	1,000	1,025
IAA, Inc. 5.500% due 06/15/2027	750	730
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)	2,000	1,574
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)	500	354
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)	500	387
Indigo Natural Resources LLC 6.875% due 02/15/2026	1,000	668
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	621
8.000% due 02/15/2024	2,000	1,945
International Game Technology PLC
6.250% due 02/15/2022	1,000	925
6.250% due 01/15/2027	500	438
6.500% due 02/15/2025	1,500	1,339
IQVIA, Inc.
5.000% due 10/15/2026	2,000	2,054
5.000% due 05/15/2027	1,000	1,029
Jagged Peak Energy LLC 5.875% due 05/01/2026	1,500	1,132
Jaguar Holding Co. 6.375% due 08/01/2023	4,000	4,100
Jeld-Wen, Inc.
4.625% due 12/15/2025	1,500	1,333
4.875% due 12/15/2027	1,750	1,559
Kaiser Aluminum Corp. 4.625% due 03/01/2028	1,000	893
KAR Auction Services, Inc. 5.125% due 06/01/2025	1,000	961
KFC Holding Co.
4.750% due 06/01/2027	750	710
5.250% due 06/01/2026	2,000	2,012
Kinetic Concepts, Inc. 12.500% due 11/01/2021	1,250	1,261
Kraft Heinz Foods Co.
4.375% due 06/01/2046	1,000	907
4.875% due 10/01/2049 (e)	625	572
5.000% due 07/15/2035	500	500
5.000% due 06/04/2042	2,000	1,904
5.200% due 07/15/2045	1,750	1,692
LABL Escrow Issuer LLC 6.750% due 07/15/2026	2,000	1,851
Lamar Media Corp. 3.750% due 02/15/2028	1,000	945
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	991

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.875% due 11/01/2026	1,000	1,023
Lennar Corp.
4.750% due 11/29/2027	1,000	1,003
5.000% due 06/15/2027	1,500	1,385
5.250% due 06/01/2026	1,250	1,254
5.375% due 10/01/2022	1,000	1,028
5.875% due 11/15/2024	750	765
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,236
5.250% due 03/15/2026	1,000	1,005
5.375% due 01/15/2024	1,000	1,009
5.375% due 05/01/2025	1,000	1,001
LifePoint Health, Inc. 4.375% due 02/15/2027	500	475
Live Nation Entertainment, Inc. 4.875% due 11/01/2024	1,000	918
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	1,250	781
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	500	379
6.500% due 09/15/2026	1,000	876
Masonite International Corp. 5.375% due 02/01/2028	1,500	1,483
Matador Resources Co. 5.875% due 09/15/2026	1,000	287
Mattel, Inc. 5.875% due 12/15/2027	1,000	1,026
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	2,500	2,319
MDC Holdings, Inc. 6.000% due 01/15/2043	1,000	951
MDC Partners, Inc. 6.500% due 05/01/2024	500	379
MEG Energy Corp.
7.000% due 03/31/2024	600	281
7.125% due 02/01/2027	1,500	758
MGM China Holdings Ltd. 5.875% due 05/15/2026	500	443
MGM Resorts International
4.625% due 09/01/2026	766	657
5.500% due 04/15/2027	327	299
5.750% due 06/15/2025	657	593
6.000% due 03/15/2023	2,000	1,943
7.750% due 03/15/2022	2,000	1,992
MPH Acquisition Holdings LLC 7.125% due 06/01/2024	2,000	1,755
MSCI, Inc.
3.625% due 09/01/2030	500	477
4.000% due 11/15/2029	1,000	999
5.375% due 05/15/2027	500	511
5.750% due 08/15/2025	1,000	1,040
Murphy Oil Corp.
5.750% due 08/15/2025	500	271
6.875% due 08/15/2024	1,000	599
Nabors Industries, Inc. 5.750% due 02/01/2025	2,000	457
NCR Corp.
5.000% due 07/15/2022	1,000	944
6.375% due 12/15/2023	500	497
Netflix, Inc.
4.375% due 11/15/2026	2,500	2,520
4.875% due 04/15/2028	1,500	1,541
4.875% due 06/15/2030	1,000	1,021
5.375% due 11/15/2029	500	525
5.875% due 02/15/2025 (e)	500	531
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	750	711
5.625% due 07/15/2027	1,750	1,720
NextEra Energy Operating Partners LP
4.250% due 07/15/2024	625	613
4.250% due 09/15/2024	500	491
4.500% due 09/15/2027 (e)	750	736
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025	1,500	1,402
Nielsen Finance LLC 5.000% due 04/15/2022	2,000	1,854
Noble Holding International Ltd. 7.875% due 02/01/2026	1,500	373
Novelis Corp.
4.750% due 01/30/2030	2,000	1,791
5.875% due 09/30/2026	2,500	2,471
Nufarm Australia Ltd. 5.750% due 04/30/2026	750	662
Open Text Corp. 5.875% due 06/01/2026	1,500	1,582

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,500	1,429
7.250% due 02/01/2028		2,000	1,735
Outfront Media Capital LLC 5.000% due 08/15/2027		1,000	926
Panther BF Aggregator LP
6.250% due 05/15/2026		1,000	951
8.500% due 05/15/2027		1,250	1,097
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		1,000	1,003
Park-Ohio Industries, Inc. 6.625% due 04/15/2027		1,000	799
Parkland Fuel Corp. 5.875% due 07/15/2027		1,750	1,650
PDC Energy, Inc.
5.750% due 05/15/2026		1,000	567
6.125% due 09/15/2024		1,000	542
Performance Food Group, Inc.
5.500% due 06/01/2024		500	469
5.500% due 10/15/2027		500	468
PetSmart, Inc. 5.875% due 06/01/2025 (e)		750	744
Pilgrim's Pride Corp.
5.750% due 03/15/2025		1,000	1,011
5.875% due 09/30/2027		1,000	1,002
Post Holdings, Inc.
4.625% due 04/15/2030		1,000	965
5.000% due 08/15/2026		3,000	3,104
5.500% due 12/15/2029 (e)		1,000	1,043
5.625% due 01/15/2028 (e)		1,250	1,279
5.750% due 03/01/2027		2,000	2,063
PQ Corp. 6.750% due 11/15/2022		750	759
Precision Drilling Corp. 7.750% due 12/15/2023		750	307
Prestige Brands, Inc. 5.125% due 01/15/2028		1,000	998
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	994
5.750% due 04/15/2026		1,000	986
6.250% due 01/15/2028		1,000	870
Qorvo, Inc. 5.500% due 07/15/2026		1,500	1,576
Qualitytech LP 4.750% due 11/15/2025		1,500	1,461
Range Resources Corp.
4.875% due 05/15/2025		1,000	603
5.000% due 03/15/2023		750	561
RBS Global, Inc. 4.875% due 12/15/2025		2,000	1,885
Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026		2,000	2,076
8.250% due 11/15/2026		3,000	3,172
Revlon Consumer Products Corp. 6.250% due 08/01/2024		750	179
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023 (e)		2,000	1,997
7.000% due 07/15/2024		1,000	1,022
Sabre GLBL, Inc.
5.250% due 11/15/2023		500	459
5.375% due 04/15/2023		1,500	1,382
Scientific Games International, Inc.
5.000% due 10/15/2025		1,500	1,316
7.000% due 05/15/2028		750	465
Scripps Escrow, Inc. 5.875% due 07/15/2027 (e)		750	664
Sealed Air Corp.
4.875% due 12/01/2022		500	505
5.125% due 12/01/2024		1,000	1,012
5.250% due 04/01/2023		1,500	1,553
5.500% due 09/15/2025		1,000	1,021
Select Medical Corp. 6.250% due 08/15/2026		1,000	1,006
Sensata Technologies BV
4.875% due 10/15/2023		1,500	1,436
5.000% due 10/01/2025		1,000	954
5.625% due 11/01/2024		1,250	1,230
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		1,500	1,478
Sensata Technologies, Inc. 4.375% due 02/15/2030		500	454
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,013
7.875% due 05/15/2026		$3,000	2,717
Signature Aviation U.S. Holdings, Inc. 5.375% due 05/01/2026		1,000	974

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

Silgan Holdings, Inc. 4.125% due 02/01/2028	1,500	1,395
Simmons Foods, Inc.
5.750% due 11/01/2024	1,000	914
7.750% due 01/15/2024	500	504
Sinclair Television Group, Inc.
5.125% due 02/15/2027	1,000	854
5.500% due 03/01/2030	1,000	833
Sirius XM Radio, Inc.
5.000% due 08/01/2027	1,000	1,020
5.375% due 04/15/2025	2,000	2,032
5.500% due 07/01/2029	500	513
Southwestern Energy Co.
7.500% due 04/01/2026	2,000	1,325
7.750% due 10/01/2027	500	333
Spectrum Brands, Inc.
5.000% due 10/01/2029	750	644
5.750% due 07/15/2025	1,500	1,414
6.125% due 12/15/2024	1,000	964
Speedway Motorsports LLC 4.875% due 11/01/2027	1,375	1,248
SPX FLOW, Inc. 5.875% due 08/15/2026	2,000	1,937
Standard Industries, Inc.
4.750% due 01/15/2028	1,000	928
5.000% due 02/15/2027	500	458
5.375% due 11/15/2024	3,000	2,903
6.000% due 10/15/2025	1,000	990
Staples, Inc.
7.500% due 04/15/2026	2,500	2,202
10.750% due 04/15/2027	500	386
Starfruit Finco BV 8.000% due 10/01/2026	4,000	3,827
Stars Group Holdings BV 7.000% due 07/15/2026	875	828
Station Casinos LLC
4.500% due 02/15/2028	750	613
5.000% due 10/01/2025	1,000	840
Sunoco LP
4.875% due 01/15/2023	750	731
5.500% due 02/15/2026	500	437
5.875% due 03/15/2028	500	419
T-Mobile USA, Inc.
4.500% due 02/01/2026	1,000	1,023
4.750% due 02/01/2028	750	779
6.375% due 03/01/2025	2,000	2,058
6.500% due 01/15/2026	2,000	2,111
Team Health Holdings, Inc. 6.375% due 02/01/2025	2,000	717
TEGNA, Inc.
4.625% due 03/15/2028	1,000	884
4.875% due 09/15/2021	500	492
5.000% due 09/15/2029	1,000	904
5.500% due 09/15/2024	1,000	954
Teine Energy Ltd. 6.875% due 09/30/2022	750	704
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028	1,000	945
Tempo Acquisition LLC 6.750% due 06/01/2025	2,500	2,306
Tempur Sealy International, Inc.
5.500% due 06/15/2026	1,000	881
5.625% due 10/15/2023	750	702
Tenet Healthcare Corp.
4.625% due 07/15/2024	1,000	958
4.625% due 09/01/2024	1,125	1,083
4.875% due 01/01/2026	500	478
5.125% due 05/01/2025	2,000	1,905
5.125% due 11/01/2027	500	479
6.250% due 02/01/2027	2,000	1,957
6.750% due 06/15/2023	2,000	1,858
8.125% due 04/01/2022	3,500	3,326
Tennant Co. 5.625% due 05/01/2025	1,000	971
Terex Corp. 5.625% due 02/01/2025	1,000	944
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	389	374
3.150% due 10/01/2026	1,750	1,487
TopBuild Corp. 5.625% due 05/01/2026	2,000	1,857
TransDigm, Inc.
5.500% due 11/15/2027	2,000	1,806
6.250% due 03/15/2026	1,500	1,501
6.375% due 06/15/2026	2,000	1,926
6.500% due 07/15/2024	1,500	1,438

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

Transocean Guardian Ltd. 5.875% due 01/15/2024	1,044	843
Transocean Pontus Ltd. 6.125% due 08/01/2025	835	683
Transocean, Inc.
6.800% due 03/15/2038	2,000	476
7.250% due 11/01/2025	1,000	510
7.500% due 01/15/2026	1,250	596
7.500% due 04/15/2031	2,250	590
TreeHouse Foods, Inc.
4.875% due 03/15/2022	1,000	998
6.000% due 02/15/2024	1,000	999
Triumph Group, Inc.
6.250% due 09/15/2024	500	449
7.750% due 08/15/2025	750	539
Trivium Packaging Finance BV 5.500% due 08/15/2026	1,500	1,501
U.S. Concrete, Inc. 6.375% due 06/01/2024 (e)	1,250	1,136
U.S. Foods, Inc. 5.875% due 06/15/2024	1,250	1,136
United Rentals North America, Inc.
4.000% due 07/15/2030	1,500	1,348
4.625% due 10/15/2025	1,000	951
4.875% due 01/15/2028	1,000	976
5.500% due 05/15/2027	1,500	1,474
6.500% due 12/15/2026	500	510
Univar Solutions USA, Inc. 5.125% due 12/01/2027	1,000	916
Univision Communications, Inc.
5.125% due 05/15/2023	1,500	1,339
5.125% due 02/15/2025	3,750	3,225
UPC Holding BV 5.500% due 01/15/2028	2,000	1,891
USA Compression Partners LP
6.875% due 04/01/2026	1,250	788
6.875% due 09/01/2027	500	313
Valaris PLC 4.875% due 06/01/2022	500	113
VeriSign, Inc.
4.625% due 05/01/2023	1,000	996
5.250% due 04/01/2025 (e)	1,000	1,029
ViaSat, Inc.
5.625% due 09/15/2025 (e)	1,500	1,412
5.625% due 04/15/2027	250	248
Viking Cruises Ltd. 5.875% due 09/15/2027	1,250	738
Virgin Media Finance PLC
5.750% due 01/15/2025	1,000	979
6.000% due 10/15/2024	1,000	994
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	1,500	1,508
VOC Escrow Ltd. 5.000% due 02/15/2028	1,000	737
Wabash National Corp. 5.500% due 10/01/2025	1,500	1,206
Welbilt, Inc. 9.500% due 02/15/2024	1,000	859
WESCO Distribution, Inc. 5.375% due 06/15/2024	1,000	859
West Street Merger Sub, Inc. 6.375% due 09/01/2025	3,500	3,077
Whiting Petroleum Corp. 6.625% due 01/15/2026	500	38
WMG Acquisition Corp.
5.000% due 08/01/2023	1,000	1,001
5.500% due 04/15/2026	1,000	986
WPX Energy, Inc.
4.500% due 01/15/2030	750	410
5.250% due 10/15/2027 (e)	1,000	556
5.750% due 06/01/2026	500	288
8.250% due 08/01/2023	1,000	744
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,019
5.625% due 10/01/2024	1,000	993
Wyndham Destinations, Inc. 4.625% due 03/01/2030	1,500	1,163
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,000	1,817
5.500% due 03/01/2025	1,000	937
Wynn Macau Ltd. 5.500% due 10/01/2027	1,000	894
Wynn Resorts Finance LLC 5.125% due 10/01/2029	1,000	916
XPO Logistics, Inc. 6.500% due 06/15/2022	1,125	1,134

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

Ziggo Bond Co. BV
5.125% due 02/28/2030	1,500	1,478
6.000% due 01/15/2027	1,000	977
Ziggo BV
4.875% due 01/15/2030	500	490
5.500% due 01/15/2027	2,697	2,712
		534,312
UTILITIES 8.5%
Antero Midstream Partners LP
5.375% due 09/15/2024	500	351
5.750% due 03/01/2027	500	324
Archrock Partners LP 6.250% due 04/01/2028	1,000	698
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	1,511
6.625% due 07/15/2026	1,000	589
Calpine Corp.
4.500% due 02/15/2028	1,000	973
5.125% due 03/15/2028	1,125	1,043
5.250% due 06/01/2026	750	718
5.750% due 01/15/2025	2,000	1,865
CenturyLink, Inc.
4.000% due 02/15/2027	500	481
5.800% due 03/15/2022	2,000	2,029
6.450% due 06/15/2021	1,000	1,020
Clearway Energy Operating LLC
4.750% due 03/15/2028	500	466
5.000% due 09/15/2026	1,500	1,464
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	975
5.875% due 07/01/2025	1,000	929
6.000% due 01/01/2027	500	421
Crestwood Midstream Partners LP 5.625% due 05/01/2027	1,000	557
CrownRock LP 5.625% due 10/15/2025	2,500	1,319
Embarq Corp. 7.995% due 06/01/2036	1,000	995
Endeavor Energy Resources LP 5.750% due 01/30/2028	2,000	1,371
Genesis Energy LP
6.000% due 05/15/2023	750	551
6.500% due 10/01/2025	1,000	730
Jonah Energy LLC 7.250% due 10/15/2025	1,000	50
NGL Energy Partners LP
6.125% due 03/01/2025	750	262
7.500% due 11/01/2023	500	177
NRG Energy, Inc.
5.250% due 06/15/2029	1,000	1,036
6.625% due 01/15/2027	1,500	1,568
NSG Holdings LLC 7.750% due 12/15/2025	1,068	1,078
Parsley Energy LLC
4.125% due 02/15/2028	500	344
5.250% due 08/15/2025	1,000	769
5.375% due 01/15/2025	1,000	780
5.625% due 10/15/2027	1,500	1,066
Sprint Capital Corp. 8.750% due 03/15/2032	2,000	2,656
Sprint Communications, Inc. 6.000% due 11/15/2022	1,500	1,569
Sprint Corp.
7.125% due 06/15/2024	2,000	2,210
7.250% due 09/15/2021	2,000	2,072
7.625% due 02/15/2025	2,000	2,228
7.625% due 03/01/2026	1,000	1,137
7.875% due 09/15/2023	4,000	4,435
Talen Energy Supply LLC
6.500% due 06/01/2025	1,000	656
6.625% due 01/15/2028	500	423
7.250% due 05/15/2027	1,000	909
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	1,115
5.500% due 01/15/2028	500	263
Targa Resources Partners LP
5.000% due 01/15/2028	1,000	813
5.250% due 05/01/2023 (e)	1,000	876
5.500% due 03/01/2030	1,000	781
5.875% due 04/15/2026	1,000	838
6.500% due 07/15/2027	750	645
6.875% due 01/15/2029	750	609
Telecom Italia Capital S.A. 6.375% due 11/15/2033	1,000	1,021

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

Telecom Italia SpA 5.303% due 05/30/2024	2,000	2,025
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	1,000
4.750% due 01/15/2030	500	488
5.000% due 01/31/2028 (e)	1,000	1,053
Vistra Operations Co. LLC
5.000% due 07/31/2027 (e)	1,000	1,021
5.500% due 09/01/2026	1,500	1,555
5.625% due 02/15/2027 (e)	2,000	2,074
		62,982
Total Corporate Bonds & Notes (Cost $714,974)		645,248
U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Notes
1.375% due 01/31/2025 (g)(i)	5,000	5,239
2.250% due 11/15/2024	33,800	36,714
Total U.S. Treasury Obligations (Cost $39,843)		41,953
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 3.965% due 11/25/2036 ^~	352	281
Countrywide Alternative Loan Trust 1.003% due 05/20/2046 ^•	59	41
Countrywide Home Loan Mortgage Pass-Through Trust
1.587% due 03/25/2035 •	29	23
3.433% due 05/20/2036 ^~	162	145
GSR Mortgage Loan Trust 4.461% due 04/25/2035 ~	3	3
IndyMac Mortgage Loan Trust 6.000% due 07/25/2037 ^	293	252
WaMu Mortgage Pass-Through Certificates Trust 3.357% due 12/25/2036 ^~	206	183
Washington Mutual Mortgage Pass-Through Certificates Trust 2.936% due 05/25/2046 ^•	20	15
Total Non-Agency Mortgage-Backed Securities (Cost $694)		943
ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 1.017% due 01/25/2037 ^•	75	28
Total Asset-Backed Securities (Cost $53)		28
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		649
Total Short-Term Instruments (Cost $649)		649
Total Investments in Securities (Cost $776,447)		706,356
	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	4,637,004	45,540
Total Short-Term Instruments (Cost $45,753)		45,540
Total Investments in Affiliates (Cost $45,753)		45,540
Total Investments 101.7% (Cost $822,200)		$751,896
Financial Derivative Instruments (f)(h) (0.4)%(Cost or Premiums, net $1,843)		(3,134)
Other Assets and Liabilities, net (1.3)%		(9,571)
Net Assets 100.0%		$739,191

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$649	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(668)	$649	$649
Total Repurchase Agreements	$(668)	$649	$649
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	(0.250)%	03/25/2020	TBD(2)	$(548)	$(548)
0.650	03/25/2020	TBD(2)	(440)	(440)
JPS	1.250	03/05/2020	TBD(2)	(589)	(590)
1.250	03/05/2020	03/04/2022	(5,175)	(5,180)
1.750	03/23/2020	03/20/2022	(2,332)	(2,333)
1.850	03/16/2020	TBD(2)	(2,987)	(2,989)
2.000	03/23/2020	03/20/2022	(411)	(411)
2.250	03/23/2020	03/20/2022	(9,845)	(9,851)
Total Reverse Repurchase Agreements	$(22,342)
(e)	Securities with an aggregate market value of $30,294 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(8,610) at a weighted average interest rate of 1.350%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$9,700	$713	$(1,179)	$(466)	$0	$(113)
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	15,876	1,265	(2,206)	(941)	0	(211)
Total Swap Agreements	$1,978	$(3,385)	$(1,407)	$0	$(324)
(g)	Securities with an aggregate market value of $555 and cash of $2,017 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2020 (Unaudited)

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	04/2020	EUR	852	$949	$9	$0
Total Forward Foreign Currency Contracts	$9	$0
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.116% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2020	$27,900	$(135)	$(2,684)	$0	$(2,819)
Total Swap Agreements	$(135)	$(2,684)	$0	$(2,819)
(i)

Securities with an aggregate market value of $2,837 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,026	$3,509	$17,535
Corporate Bonds & Notes
Banking & Finance	0	47,954	0	47,954
Industrials	0	534,312	0	534,312
Utilities	0	62,982	0	62,982
U.S. Treasury Obligations	0	41,953	0	41,953
Non-Agency Mortgage-Backed Securities	0	943	0	943
Asset-Backed Securities	0	28	0	28
Short-Term Instruments
Repurchase Agreements	0	649	0	649
$0	$702,847	$3,509	$706,356
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,540	$0	$0	$45,540
Total Investments	$45,540	$702,847	$3,509	$751,896
Financial Derivative Instruments - Assets
Over the counter	$0	$9	$0	$9
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(324)	$0	$(324)
Over the counter	0	(2,819)	0	(2,819)
$0	$(3,143)	$0	$(3,143)
Total Financial Derivative Instruments	$0	$(3,134)	$0	$(3,134)
Totals	$45,540	$699,713	$3,509	$748,762

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Income Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%
Advanz Pharma Corp. 6.568% (LIBOR03M + 5.500%) due 09/06/2024 ~	$98	$85
Altice France S.A. 4.705% (LIBOR03M + 4.000%) due 08/14/2026 ~	99	93
Arconic Rolled Products Corp. TBD% due 02/04/2027 «	17	16
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~	17	16
Avolon TLB Borrower (U.S.) LLC
2.273% (LIBOR03M + 1.500%) due 02/12/2027 «~	30	27
2.523% (LIBOR03M + 1.750%) due 01/15/2025 ~	63	57
Axalta Coating Systems U.S. Holdings, Inc. 3.200% (LIBOR03M + 1.750%) due 06/01/2024 ~	9	8
Bausch Health Cos., Inc.
3.362% (LIBOR03M + 2.750%) due 11/27/2025 ~	51	49
3.612% (LIBOR03M + 3.000%) due 06/02/2025 ~	4	4
Beacon Roofing Supply, Inc. 3.239% (LIBOR03M + 2.250%) due 01/02/2025 ~	20	18
BWAY Holding Co. 5.084% (LIBOR03M + 3.250%) due 04/03/2024 ~	19	16
Caesars Resort Collection LLC 3.739% (LIBOR03M + 2.750%) due 12/23/2024 ~	196	161
CommScope, Inc. 4.239% (LIBOR03M + 3.250%) due 04/06/2026 «~	100	94
Core & Main LP 4.330% - 4.331% (LIBOR03M + 2.750%) due 08/01/2024 ~	10	9
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	294	223
Dubai World (3.000% Cash and 1.750% PIK) 4.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(a)	497	463
Elanco Animal Health, Inc. TBD% due 02/04/2027	76	73
Emerald TopCo, Inc. 4.489% (LIBOR03M + 3.500%) due 07/24/2026 ~	16	15
Envision Healthcare Corp. 4.739% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,165	625
EyeCare Partners LLC
TBD% due 02/18/2027 µ	6	5
4.822% (LIBOR03M + 3.750%) due 02/05/2027 ~	26	21
Financial & Risk U.S. Holdings, Inc. 4.239% (LIBOR03M + 3.250%) due 10/01/2025 ~	444	430
Fleet U.S. Bidco, Inc. 4.322% (LIBOR03M + 3.250%) due 10/07/2026 «~	7	6
Forest City Enterprises LP 4.489% (LIBOR03M + 3.500%) due 12/08/2025 «~	99	85
Froneri International PLC
3.239% (LIBOR03M + 2.250%) due 01/29/2027 «~	64	61
6.739% (LIBOR03M + 5.750%) due 01/31/2028 «~	5	5
Frontier Communications Corp. 5.210% - 5.350% (LIBOR03M + 3.750%) due 06/15/2024 ~	152	144
Hilton Worldwide Finance LLC 2.697% (LIBOR03M + 1.750%) due 06/22/2026 ~	1,104	1,035
Ingersoll Rand Co. Ltd. 2.739% (LIBOR03M + 1.750%) due 03/01/2027 ~	54	51
Intelsat Jackson Holdings S.A.
5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~	750	699
6.625% due 01/02/2024	57	54
Jefferies Finance LLC 4.239% - 4.250% (LIBOR03M + 3.250%) due 06/03/2026 ~	22	18
KFC Holding Co. 2.362% (LIBOR03M + 1.750%) due 04/03/2025 ~	1,545	1,470
McDermott International, Inc.
10.647% (LIBOR03M + 9.000%) due 10/22/2020 ~	87	86
10.647% - 10.806% (LIBOR03M + 9.000%) due 10/21/2020 ~	146	135
McDermott Technology Americas, Inc.
TBD% due 10/21/2021 ^«(b)	24	22
TBD% due 05/09/2025 ^(b)	81	25
Messer Industrie GmbH 3.950% (LIBOR03M + 2.500%) due 03/01/2026 ~	64	58
MH Sub LLC 4.822% (LIBOR03M + 3.750%) due 09/13/2024 ~	39	34
Nascar Holdings, Inc. 3.674% (LIBOR03M + 2.750%) due 10/19/2026 ~	14	12

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

NCI Building Systems, Inc. 4.561% (LIBOR03M + 3.750%) due 04/12/2025 «~		128	112
Neiman Marcus Group Ltd. LLC 7.500% (LIBOR03M + 6.000%) due 10/25/2023 ~		142	58
Neiman Marcus Group Ltd. LLC (6.516% Cash and 1.000% PIK) 7.516% (LIBOR03M + 5.500%) due 10/25/2023 ~(a)		1,348	536
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(b)		1,150	1,153
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~		1,305	1,258
PG&E Corp.
TBD% - 4.950% (PRIME + 0.200%) due 04/16/2020 «~		159	141
3.120% (LIBOR03M + 2.250%) due 12/31/2020 ~		665	662
PUG LLC 4.489% - 4.950% (LIBOR03M + 3.500%) due 01/29/2027 «~		20	17
RPI Intermediate Finance Trust 2.739% (LIBOR03M + 1.750%) due 02/11/2027 ~		29	27
Sequa Mezzanine Holdings LLC
6.742% (LIBOR03M + 5.000%) due 11/28/2021 «~		206	167
10.770% (LIBOR03M + 9.000%) due 04/28/2022 ~		40	29
Sinclair Television Group, Inc. 3.210% (LIBOR03M + 2.500%) due 09/30/2026 ~		31	29
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		73	65
Sprint Communications, Inc. 3.500% (LIBOR03M + 2.500%) due 02/02/2024 «~		97	97
SS&C Technologies Holdings Europe SARL 2.739% (LIBOR03M + 1.750%) due 04/16/2025 ~		76	69
SS&C Technologies, Inc. 2.739% (LIBOR03M + 1.750%) due 04/16/2025 ~		114	104
Starfruit Finco BV 3.863% (LIBOR03M + 3.000%) due 10/01/2025 «~		96	88
Sunshine Luxembourg SARL 5.322% (LIBOR03M + 4.250%) due 10/01/2026 «~		125	114
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~		64	43
U.S. Renal Care, Inc. 6.000% (LIBOR03M + 5.000%) due 06/26/2026 ~		58	52
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		182	156
West Corp. 5.000% - 5.450% (LIBOR03M + 4.000%) due 10/10/2024 «~		26	20
Westmoreland Mining Holdings LLC 9.093% (LIBOR03M + 8.250%) due 03/15/2022 ~		4	4
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(a)		16	12
Whatabrands LLC 3.766% (LIBOR03M + 2.750%) due 08/02/2026 ~		12	10
Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~		22	14
8.250% (PRIME + 5.000%) due 03/29/2021 «~		62	39
Zayo Group Holdings, Inc. 3.989% (LIBOR03M + 3.000%) due 03/09/2027 ~		200	187
Total Loan Participations and Assignments (Cost $13,413)			11,771
CORPORATE BONDS & NOTES 38.2%
BANKING & FINANCE 21.5%
AIB Group PLC 4.263% due 04/10/2025 •		300	302
Aircastle Ltd. 7.625% due 04/15/2020		1,400	1,400
Ally Financial, Inc.
3.875% due 05/21/2024		79	72
4.250% due 04/15/2021		700	687
7.500% due 09/15/2020		48	49
8.000% due 11/01/2031		3	3
Ambac LSNI LLC 6.450% due 02/12/2023 •		331	316
American Tower Corp. 3.000% due 06/15/2023		12	12
Ardonagh Midco PLC 8.375% due 07/15/2023	GBP	200	212
Assurant, Inc. 4.200% due 09/27/2023		$16	17
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		90	70
3.250% due 02/15/2027		23	18
5.125% due 10/01/2023		636	551
5.500% due 01/15/2023		62	56
Banca Carige SpA 1.314% (EUR003M + 1.700%) due 10/25/2021 ~	EUR	600	668
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	400	118

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Bank of Ireland 7.375% due 06/18/2020 •(g)(h)	EUR	500	533
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$800	819
Barclays PLC
1.500% due 09/03/2023	EUR	200	212
3.072% (US0003M + 1.380%) due 05/16/2024 ~		$200	176
3.250% due 01/17/2033	GBP	100	109
3.932% due 05/07/2025 •		$200	192
4.338% due 05/16/2024 •		200	193
4.375% due 01/12/2026		1,000	1,021
4.610% due 02/15/2023 •		200	204
7.125% due 06/15/2025 •(g)(h)	GBP	200	213
7.250% due 03/15/2023 •(g)(h)		400	447
7.750% due 09/15/2023 •(g)(h)		$600	527
7.875% due 09/15/2022 •(g)(h)	GBP	300	326
8.000% due 12/15/2020 •(g)(h)	EUR	400	421
8.000% due 06/15/2024 •(g)(h)		$200	186
BGC Partners, Inc.
3.750% due 10/01/2024		38	34
5.375% due 07/24/2023		2,218	2,220
BNP Paribas S.A. 4.705% due 01/10/2025 •		210	219
Brighthouse Financial, Inc. 3.700% due 06/22/2027		20	17
Brixmor Operating Partnership LP 2.813% (US0003M + 1.050%) due 02/01/2022 ~		64	63
Brookfield Finance, Inc.
3.900% due 01/25/2028		6	6
4.700% due 09/20/2047		56	53
Cantor Fitzgerald LP 4.875% due 05/01/2024		42	42
CBL & Associates LP 5.950% due 12/15/2026		74	14
CIT Group, Inc.
4.125% due 03/09/2021		18	18
5.000% due 08/15/2022		160	157
Citigroup, Inc. 2.792% (US0003M + 1.100%) due 05/17/2024 ~		180	172
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	200	212
6.625% due 06/29/2021 •(g)(h)		1,600	1,694
Credit Suisse Group AG
2.593% due 09/11/2025 •		$250	238
7.500% due 07/17/2023 •(g)(h)		200	184
CTR Partnership LP 5.250% due 06/01/2025		28	28
Deutsche Bank AG
0.031% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	200	218
0.177% (EUR003M + 0.650%) due 09/10/2021 ~		100	108
2.700% due 07/13/2020		$74	73
2.818% (US0003M + 0.970%) due 07/13/2020 ~		77	76
3.300% due 11/16/2022		100	94
3.375% due 05/12/2021		1,054	1,018
3.961% due 11/26/2025 •		1,050	973
4.250% due 02/04/2021		200	192
4.250% due 10/14/2021		1,370	1,304
Digital Realty Trust LP 3.600% due 07/01/2029		80	78
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	11	12
EPR Properties
4.750% due 12/15/2026		$5	5
4.950% due 04/15/2028		10	10
Equinix, Inc.
2.875% due 03/15/2024	EUR	100	107
2.875% due 02/01/2026		100	107
Equitable Holdings, Inc.
3.900% due 04/20/2023		$8	8
5.000% due 04/20/2048		3	3
ESH Hospitality, Inc. 4.625% due 10/01/2027		16	13
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		9	10
FCE Bank PLC 1.875% due 06/24/2021	EUR	300	306
Ford Motor Credit Co. LLC
1.744% due 07/19/2024		100	86
3.087% due 01/09/2023		$200	181
3.550% due 10/07/2022		200	188
4.424% (US0003M + 2.550%) due 01/07/2021 ~		200	190
5.014% (US0003M + 3.140%) due 01/07/2022 ~		200	162
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		184	136
6.750% due 03/15/2022		290	270

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

GE Capital European Funding Unlimited Co. 2.250% due 07/20/2020	EUR	100	111
GE Capital UK Funding Unlimited Co. 4.125% due 09/13/2023	GBP	100	127
GLP Capital LP
5.250% due 06/01/2025		$15	14
5.300% due 01/15/2029		66	57
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		66	62
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	195
Howard Hughes Corp. 5.375% due 03/15/2025		56	55
HSBC Holdings PLC
1.434% (US0003M + 0.650%) due 09/11/2021 ~		1,600	1,565
2.164% (US0003M + 1.380%) due 09/12/2026 ~		200	191
2.292% (US0003M + 0.600%) due 05/18/2021 ~		200	196
3.000% due 05/29/2030 •	GBP	100	120
3.600% due 05/25/2023		$230	234
3.973% due 05/22/2030 •		200	206
4.292% due 09/12/2026 •		200	210
5.875% due 09/28/2026 •(g)(h)	GBP	200	222
6.500% due 03/23/2028 •(g)(h)		$200	187
Hudson Pacific Properties LP 3.950% due 11/01/2027		13	12
Hunt Cos., Inc. 6.250% due 02/15/2026		10	8
ING Groep NV
4.100% due 10/02/2023		200	206
5.750% due 11/16/2026 •(g)(h)		200	173
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(g)(h)	EUR	2,341	2,290
iStar, Inc. 5.250% due 09/15/2022		$8	7
JPMorgan Chase & Co. 1.499% (US0003M + 0.610%) due 06/18/2022 ~		86	84
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		28	25
KSA Sukuk Ltd. 2.894% due 04/20/2022		300	302
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		19	15
Life Storage LP 3.875% due 12/15/2027		6	5
Lifestorage LP 3.500% due 07/01/2026		900	860
Lloyds Bank PLC 3.300% due 05/07/2021		200	200
Lloyds Banking Group PLC
4.050% due 08/16/2023		200	208
6.375% due 06/27/2020 •(g)(h)	EUR	849	865
7.500% due 06/27/2024 •(g)(h)		$200	173
7.500% due 09/27/2025 •(g)(h)		400	360
7.625% due 06/27/2023 •(g)(h)	GBP	600	633
7.875% due 06/27/2029 •(g)(h)		750	854
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$2,700	2,563
Morgan Stanley 7.500% due 04/02/2032 þ(i)		300	262
Nationwide Building Society
3.766% due 03/08/2024 •		200	194
4.302% due 03/08/2029 •		200	212
4.363% due 08/01/2024 •		1,290	1,298
Navient Corp.
5.000% due 10/26/2020		4	4
5.500% due 01/25/2023		800	758
5.875% due 03/25/2021		1,100	1,081
6.500% due 06/15/2022		680	665
6.625% due 07/26/2021		695	717
Newmark Group, Inc. 6.125% due 11/15/2023		44	45
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		42	37
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		12	11
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		36	34
4.500% due 03/15/2023		83	72
5.250% due 08/15/2022		1,470	1,330
5.500% due 02/15/2024		19	16
Physicians Realty LP 3.950% due 01/15/2028		12	11
QNB Finance Ltd.
3.181% (US0003M + 1.450%) due 08/11/2021 ~		1,400	1,409
3.389% (US0003M + 1.570%) due 07/18/2021 ~		200	196

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 •	EUR	200	208
3.162% (US0003M + 1.470%) due 05/15/2023 ~		$200	190
3.498% due 05/15/2023 •		200	198
3.875% due 09/12/2023		200	202
4.445% due 05/08/2030 •		400	420
4.892% due 05/18/2029 •		200	212
5.076% due 01/27/2030 •		200	218
7.500% due 08/10/2020 •(g)(h)		200	184
8.000% due 08/10/2025 •(g)(h)		1,800	1,691
8.625% due 08/15/2021 •(g)(h)		400	392
Sabra Health Care LP 4.800% due 06/01/2024		15	15
Santander Holdings USA, Inc.
3.244% due 10/05/2026		50	45
3.400% due 01/18/2023		24	24
3.500% due 06/07/2024		55	54
4.400% due 07/13/2027		21	21
Santander UK Group Holdings PLC 7.375% due 06/24/2022 •(g)(h)	GBP	2,250	2,310
Santander UK PLC 3.400% due 06/01/2021		$200	200
SBA Communications Corp. 3.875% due 02/15/2027		40	40
SBA Tower Trust 2.877% due 07/15/2046		900	898
SL Green Operating Partnership LP 3.250% due 10/15/2022		8	8
Societe Generale S.A. 7.375% due 10/04/2023 •(g)(h)		300	260
Springleaf Finance Corp.
5.625% due 03/15/2023		1,994	1,969
6.125% due 05/15/2022		234	239
6.125% due 03/15/2024		66	66
6.875% due 03/15/2025		29	29
8.250% due 12/15/2020		1,700	1,712
Starwood Property Trust, Inc. 4.750% due 03/15/2025		18	16
State Bank of India 4.000% due 01/24/2022		400	401
STORE Capital Corp.
4.500% due 03/15/2028		10	10
4.625% due 03/15/2029		5	5
UBS AG 4.750% due 02/12/2026 •(h)	EUR	1,200	1,307
UBS Group AG 5.750% due 02/19/2022 •(g)(h)		1,650	1,779
UniCredit SpA
7.830% due 12/04/2023		$1,490	1,593
9.250% due 06/03/2022 •(g)(h)	EUR	1,100	1,148
Volkswagen Bank GmbH 0.625% due 09/08/2021		1,300	1,414
Wells Fargo & Co. 2.911% (US0003M + 1.110%) due 01/24/2023 ~		$1,500	1,398
Welltower, Inc. 4.250% due 04/15/2028		8	8
WP Carey, Inc. 3.850% due 07/15/2029		7	7
			64,267
INDUSTRIALS 10.8%
AbbVie, Inc. 3.375% due 11/14/2021		61	62
Albertsons Cos., Inc.
3.500% due 02/15/2023		12	12
4.625% due 01/15/2027		6	6
4.875% due 02/15/2030		12	12
Altice Financing S.A. 3.000% due 01/15/2028	EUR	1,700	1,665
Altice France S.A.
5.500% due 01/15/2028		$200	188
7.375% due 05/01/2026		1,700	1,726
American Airlines Pass-Through Trust
3.350% due 04/15/2031		18	18
4.000% due 01/15/2027		563	567
Arconic Corp. 6.125% due 02/15/2028		18	19
Avon International Capital PLC 6.500% due 08/15/2022		12	11
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		79	79
4.375% due 01/15/2028		20	19
Bacardi Ltd.
4.450% due 05/15/2025		100	105
4.700% due 05/15/2028		100	107

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Bausch Health Cos., Inc. 6.500% due 03/15/2022		129	131
Bayer U.S. Finance LLC
1.846% (US0003M + 0.630%) due 06/25/2021 ~		200	194
2.750% due 07/15/2021		4	4
Bombardier, Inc.
6.000% due 10/15/2022		60	45
6.125% due 01/15/2023		52	37
7.500% due 03/15/2025		6	4
7.875% due 04/15/2027		177	123
British Airways Pass-Through Trust 4.625% due 12/20/2025		210	209
Broadcom Corp.
3.000% due 01/15/2022		158	157
3.625% due 01/15/2024		16	16
3.875% due 01/15/2027		109	104
Camelot Finance S.A. 4.500% due 11/01/2026		5	5
Campbell Soup Co. 1.371% (US0003M + 0.630%) due 03/15/2021 ~		30	29
CCO Holdings LLC
4.500% due 08/15/2030		89	88
4.750% due 03/01/2030		98	98
Centene Corp.
3.375% due 02/15/2030		24	22
4.250% due 12/15/2027		35	35
4.625% due 12/15/2029		43	43
4.750% due 01/15/2025		97	99
Charter Communications Operating LLC
3.413% (US0003M + 1.650%) due 02/01/2024 ~		252	245
3.579% due 07/23/2020		1,300	1,296
4.800% due 03/01/2050		90	94
Citrix Systems, Inc. 3.300% due 03/01/2030		16	15
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		101	88
Community Health Systems, Inc.
6.250% due 03/31/2023		2,252	2,155
6.625% due 02/15/2025		1,608	1,499
8.000% due 03/15/2026		246	235
8.625% due 01/15/2024		505	502
Connect Finco SARL 6.750% due 10/01/2026		32	27
Corning, Inc. 5.450% due 11/15/2079		30	31
CVS Pass-Through Trust 5.789% due 01/10/2026		229	254
DAE Funding LLC
4.000% due 08/01/2020		256	253
4.500% due 08/01/2022		24	22
5.000% due 08/01/2024		47	43
5.250% due 11/15/2021		209	191
5.750% due 11/15/2023		98	92
Daimler Finance North America LLC 2.550% due 08/15/2022		150	144
Dealer Tire LLC 8.000% due 02/01/2028		18	15
Diamond Resorts International, Inc. 7.750% due 09/01/2023		303	220
EMC Corp. 2.650% due 06/01/2020		405	404
Energy Transfer Operating LP
2.900% due 05/15/2025		18	15
3.750% due 05/15/2030		41	32
5.000% due 05/15/2050		37	29
Energy Transfer Partners LP 5.000% due 10/01/2022		1,050	957
Equifax, Inc.
2.562% (US0003M + 0.870%) due 08/15/2021 ~		34	33
3.600% due 08/15/2021		12	12
Exela Intermediate LLC 10.000% due 07/15/2023		43	12
Flex Ltd. 4.875% due 06/15/2029		6	6
Front Range BidCo, Inc.
4.000% due 03/01/2027		117	113
6.125% due 03/01/2028		59	56
General Electric Co.
5.500% due 06/07/2021	GBP	100	128
5.550% due 05/04/2020		$14	14
5.550% due 01/05/2026		166	180
5.875% due 01/14/2038		8	9
6.150% due 08/07/2037		1	1
6.875% due 01/10/2039		18	23
Global Payments, Inc. 2.650% due 02/15/2025		19	19

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Griffon Corp. 5.750% due 03/01/2028		13	12
HCA, Inc. 3.500% due 09/01/2030		74	67
Hyundai Capital America 1.689% due 09/18/2020 •		72	72
iHeartCommunications, Inc.
6.375% due 05/01/2026		284	271
8.375% due 05/01/2027		296	254
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		80	57
IHS Markit Ltd. 4.000% due 03/01/2026		2	2
Imperial Brands Finance PLC 3.750% due 07/21/2022		1,300	1,301
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		60	23
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		227	141
8.000% due 02/15/2024		129	125
8.500% due 10/15/2024		846	538
9.750% due 07/15/2025		688	434
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^		182	92
Keurig Dr Pepper, Inc. 3.200% due 11/15/2021		706	706
Kraft Heinz Foods Co.
3.000% due 06/01/2026		130	127
3.750% due 04/01/2030		128	122
3.950% due 07/15/2025		32	32
Lamar Media Corp. 3.750% due 02/15/2028		16	15
Laredo Petroleum, Inc.
9.500% due 01/15/2025		8	3
10.125% due 01/15/2028		8	3
Level 3 Financing, Inc.
3.400% due 03/01/2027		12	11
3.875% due 11/15/2029		52	49
LifePoint Health, Inc. 4.375% due 02/15/2027		2	2
Mattel, Inc. 5.875% due 12/15/2027		10	10
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		380	331
Micron Technology, Inc.
4.185% due 02/15/2027		34	35
4.663% due 02/15/2030		60	63
5.327% due 02/06/2029		34	37
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	12	17
MSCI, Inc. 3.625% due 09/01/2030		$8	8
NCL Corp. Ltd. 3.625% due 12/15/2024		6	4
NCR Corp. 5.750% due 09/01/2027		2	2
Netflix, Inc.
3.625% due 06/15/2030	EUR	100	108
3.875% due 11/15/2029		192	208
4.625% due 05/15/2029		100	113
4.875% due 06/15/2030		$100	102
5.375% due 11/15/2029		28	29
5.500% due 02/15/2022		20	21
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		1,350	1,385
Noble Holding International Ltd. 7.875% due 02/01/2026		149	37
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		374	280
NXP BV 4.300% due 06/18/2029		100	103
ONEOK Partners LP 3.375% due 10/01/2022		11	10
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		26	25
7.250% due 02/01/2028		30	26
Pacific Drilling SA 8.375% due 10/01/2023		168	47
Pan American Energy LLC 30.362% (BADLARPP) due 11/20/2020 «~	ARS	7,290	82
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$55	55
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		696	704
Pernod Ricard S.A. 4.450% due 01/15/2022		1,440	1,480

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		385	27
5.500% due 04/12/2037 ^(b)		382	27
6.000% due 05/16/2024 ^(b)		141	10
6.000% due 11/15/2026 ^(b)		63	4
9.750% due 05/17/2035 ^(b)		100	7
Petroleos Mexicanos
5.950% due 01/28/2031		430	298
6.490% due 01/23/2027		40	30
6.500% due 03/13/2027		120	90
6.500% due 01/23/2029		954	697
6.750% due 09/21/2047		10	7
6.840% due 01/23/2030		736	536
6.950% due 01/28/2060		337	229
7.690% due 01/23/2050		60	42
PetSmart, Inc. 5.875% due 06/01/2025		32	32
Post Holdings, Inc. 4.625% due 04/15/2030		40	39
Prime Security Services Borrower LLC 6.250% due 01/15/2028		30	26
PTC, Inc.
3.625% due 02/15/2025		18	17
4.000% due 02/15/2028		8	8
QVC, Inc.
4.375% due 03/15/2023		22	21
4.450% due 02/15/2025		86	71
4.850% due 04/01/2024		29	25
5.125% due 07/02/2022		34	29
Radiate Holdco LLC 6.875% due 02/15/2023		2	2
Radiology Partners, Inc. 9.250% due 02/01/2028		32	28
Range Resources Corp. 9.250% due 02/01/2026		16	10
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	100	110
Sands China Ltd.
5.125% due 08/08/2025		$200	190
5.400% due 08/08/2028		200	189
Sealed Air Corp. 4.000% due 12/01/2027		5	5
Sensata Technologies, Inc. 4.375% due 02/15/2030		14	13
Silgan Holdings, Inc. 4.125% due 02/01/2028		12	11
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		400	429
Staples, Inc. 7.500% due 04/15/2026		7	6
Station Casinos LLC 4.500% due 02/15/2028		4	3
Syngenta Finance NV 3.698% due 04/24/2020		200	200
Tech Data Corp. 3.700% due 02/15/2022		7	7
TEGNA, Inc. 4.625% due 03/15/2028		57	50
Tenet Healthcare Corp. 4.625% due 07/15/2024		22	21
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		8	8
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		463	445
2.800% due 07/21/2023		100	92
3.250% due 04/15/2022	EUR	100	106
6.000% due 01/31/2025		100	108
Textron, Inc. 2.284% (US0003M + 0.550%) due 11/10/2020 ~		$110	110
Topaz Solar Farms LLC
4.875% due 09/30/2039		34	35
5.750% due 09/30/2039		235	260
TransDigm, Inc. 5.500% due 11/15/2027		30	27
Transocean Guardian Ltd. 5.875% due 01/15/2024		22	18
Transocean, Inc.
7.250% due 11/01/2025		92	47
7.500% due 01/15/2026		40	19
8.000% due 02/01/2027		65	31
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		12	10
Triumph Group, Inc.
5.250% due 06/01/2022		12	10
6.250% due 09/15/2024		15	13

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

U.S. Renal Care, Inc. 10.625% due 07/15/2027		38	32
United Group BV
3.125% due 02/15/2026	EUR	100	94
3.625% due 02/15/2028		100	90
United Rentals North America, Inc. 4.000% due 07/15/2030		$19	17
Univision Communications, Inc.
5.125% due 05/15/2023		283	253
5.125% due 02/15/2025		555	477
Valaris PLC
5.750% due 10/01/2044		70	5
7.750% due 02/01/2026		10	1
Vale Overseas Ltd.
6.250% due 08/10/2026		95	103
6.875% due 11/21/2036		55	62
6.875% due 11/10/2039		22	24
ViaSat, Inc. 5.625% due 04/15/2027		7	7
VMware, Inc.
2.300% due 08/21/2020		18	18
2.950% due 08/21/2022		34	34
3.900% due 08/21/2027		20	20
Wabtec Corp. 2.041% (US0003M + 1.050%) due 09/15/2021 ~		43	42
Western Digital Corp. 4.750% due 02/15/2026		110	112
Western Midstream Operating LP
2.698% (US0003M + 0.850%) due 01/13/2023 ~		24	13
3.100% due 02/01/2025		16	8
4.050% due 02/01/2030		18	8
5.250% due 02/01/2050		17	7
Wyndham Destinations, Inc.
3.900% due 03/01/2023		4	3
4.250% due 03/01/2022		2	2
4.625% due 03/01/2030		21	16
5.400% due 04/01/2024		11	9
5.750% due 04/01/2027		41	35
Wynn Macau Ltd. 5.125% due 12/15/2029		760	644
YPF S.A.
33.161% (BADLARPP + 4.000%) due 09/24/2020 «~	ARS	4,800	53
35.421% (BADLARPP + 6.000%) due 03/04/2021 ~		3,890	44
			32,402
UTILITIES 5.9%
CenturyLink, Inc.
4.000% due 02/15/2027		$34	33
5.625% due 04/01/2020		1,200	1,200
Edison International
2.400% due 09/15/2022		75	72
2.950% due 03/15/2023		3	3
3.125% due 11/15/2022		38	37
3.550% due 11/15/2024		42	42
5.750% due 06/15/2027		39	41
Enable Midstream Partners LP 4.950% due 05/15/2028		9	4
FirstEnergy Corp. 2.850% due 07/15/2022		1,400	1,367
Frontier Communications Corp. 8.000% due 04/01/2027		40	40
Gazprom OAO Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	640	718
4.950% due 07/19/2022		$800	812
6.510% due 03/07/2022		500	519
ITC Holdings Corp. 2.700% due 11/15/2022		14	14
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		3	3
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		11	9
ONEOK, Inc. 4.250% due 02/01/2022		1,200	1,166
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(b)		209	207
2.950% due 03/01/2026 ^(b)		221	210
3.250% due 09/15/2021 ^(b)		217	215
3.250% due 06/15/2023 ^(b)		429	416
3.300% due 03/15/2027 ^(b)		90	87
3.400% due 08/15/2024 ^(b)		159	156
3.500% due 10/01/2020 ^(b)		330	324
3.500% due 06/15/2025 ^(b)		92	89
3.750% due 02/15/2024 ^(b)		224	221
3.750% due 08/15/2042 ^(b)		8	7
3.850% due 11/15/2023 ^(b)		45	44

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.000% due 12/01/2046 ^(b)		3	3
4.250% due 05/15/2021 ^(b)		74	73
4.250% due 03/15/2046 ^(b)		8	8
4.300% due 03/15/2045 ^(b)		2	2
4.450% due 04/15/2042 ^(b)		5	5
4.500% due 12/15/2041 ^(b)		11	11
5.125% due 11/15/2043 ^(b)		93	94
5.400% due 01/15/2040 ^(b)		264	270
5.800% due 03/01/2037 ^(b)		146	149
6.050% due 03/01/2034 ^(b)		590	599
6.250% due 03/01/2039 ^(b)		44	45
6.350% due 02/15/2038 ^(b)		85	87
Parsley Energy LLC 4.125% due 02/15/2028		6	4
Petrobras Global Finance BV
5.093% due 01/15/2030		739	677
6.125% due 01/17/2022		394	396
6.250% due 12/14/2026	GBP	700	818
San Diego Gas & Electric Co. 3.750% due 06/01/2047		$2	2
Southern California Edison Co.
2.850% due 08/01/2029		6	6
3.650% due 03/01/2028		4	4
3.650% due 02/01/2050		17	17
4.125% due 03/01/2048		2	2
4.875% due 03/01/2049		5	6
5.750% due 04/01/2035		4	5
6.000% due 01/15/2034		2	2
6.650% due 04/01/2029		15	18
Southern California Gas Co.
2.550% due 02/01/2030		40	39
5.125% due 11/15/2040		2	2
Sprint Communications, Inc. 7.000% due 08/15/2020		1,108	1,119
Sprint Corp.
7.250% due 09/15/2021		1,148	1,189
7.250% due 02/01/2028		178	180
7.625% due 03/01/2026		18	20
7.875% due 09/15/2023		3,319	3,680
Talen Energy Supply LLC 6.625% due 01/15/2028		18	15
Transocean Phoenix Ltd. 7.750% due 10/15/2024		9	8
Transocean Proteus Ltd. 6.250% due 12/01/2024		2	2
			17,613
Total Corporate Bonds & Notes (Cost $122,344)			114,282
CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Caesars Entertainment Corp. 5.000% due 10/01/2024		104	111
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		6	2
Total Convertible Bonds & Notes (Cost $199)			113
MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		40	43
6.725% due 04/01/2035		10	11
7.350% due 07/01/2035		10	11
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		140	139
			204
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007 5.250% due 07/01/2037 ^(b)		15	10
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)		5	3
5.700% due 07/01/2023 ^(b)		25	16
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(b)		10	7
6.000% due 07/01/2039 ^(b)		5	3

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(b)		25	17
6.500% due 07/01/2040 ^(b)		5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)		55	34
5.500% due 07/01/2039 ^(b)		75	47
			141
Total Municipal Bonds & Notes (Cost $269)			345
U.S. GOVERNMENT AGENCIES 46.9%
Fannie Mae, TBA 3.000% due 06/01/2040		6,900	7,211
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049		8,749	9,232
Ginnie Mae
2.262% due 04/20/2066 •		442	443
4.943% due 09/20/2066 ~		337	366
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 09/01/2027		375	394
4.000% due 01/01/2049 - 03/01/2049		4,786	5,108
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2050 - 06/01/2050		37,300	38,553
3.000% due 05/01/2035		1,000	1,044
3.500% due 04/01/2050		25,500	26,977
4.000% due 04/01/2050		44,900	47,944
4.500% due 05/01/2050		3,000	3,227
Total U.S. Government Agencies (Cost $137,226)			140,499
U.S. TREASURY OBLIGATIONS 27.5%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,400	1,890
3.000% due 08/15/2048		10	14
3.000% due 02/15/2049		2,800	3,906
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024		1,106	1,120
0.250% due 07/15/2029		4,030	4,189
0.375% due 01/15/2027		180	185
0.375% due 07/15/2027		53	54
0.750% due 07/15/2028		2,305	2,468
0.875% due 01/15/2029		1,928	2,097
1.000% due 02/15/2049 (k)		820	1,021
U.S. Treasury Notes
1.750% due 03/31/2022 (o)		700	721
1.750% due 05/15/2022 (o)		700	723
1.750% due 09/30/2022 (o)		1,400	1,453
1.750% due 05/15/2023		1,400	1,463
1.875% due 08/31/2022 (o)		1,400	1,455
1.875% due 08/31/2024 (m)		1,100	1,173
2.000% due 07/31/2022 (o)		900	937
2.000% due 06/30/2024		2,300	2,460
2.125% due 06/30/2022		2,400	2,503
2.125% due 02/29/2024		1,500	1,606
2.125% due 03/31/2024 (o)		84	90
2.125% due 07/31/2024 (o)		1,100	1,183
2.125% due 09/30/2024		3,200	3,452
2.125% due 11/30/2024 (o)		300	324
2.250% due 12/31/2023 (k)		7,630	8,179
2.250% due 01/31/2024 (o)		370	397
2.250% due 10/31/2024 (k)		6,600	7,165
2.250% due 11/15/2024		3,347	3,636
2.375% due 02/29/2024 (o)		100	108
2.375% due 08/15/2024 (o)		100	109
2.500% due 05/15/2024		4,000	4,353
2.500% due 01/31/2025 (k)		13,800	15,210
2.625% due 01/31/2026 (k)		5,600	6,293
2.625% due 02/15/2029 (k)		450	526
Total U.S. Treasury Obligations (Cost $75,151)			82,463
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,385	1,878
Chase Mortgage Finance Trust 3.700% due 12/25/2035 ^~		1,437	1,160
Eurosail PLC 1.456% due 06/13/2045 •	GBP	1,764	2,084
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	1,123	1,027
HarborView Mortgage Loan Trust 1.230% due 03/19/2036 ^•		$67	54
Hawksmoor Mortgages 1.761% due 05/25/2053 •	GBP	1,849	2,259

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 1.497% due 09/25/2037 •		$11,500	4,298
OBX Trust 1.797% due 04/25/2048 •		1,526	1,478
Ripon Mortgages PLC 1.551% due 08/20/2056 •	GBP	1,058	1,290
WaMu Mortgage Pass-Through Certificates Trust 3.533% due 03/25/2033 ~		$73	66
Washington Mutual Mortgage Pass-Through Certificates Trust 2.816% due 10/25/2046 •		3,118	2,155
Total Non-Agency Mortgage-Backed Securities (Cost $20,359)			17,749
ASSET-BACKED SECURITIES 20.1%
Aegis Asset-Backed Securities Trust 1.117% due 01/25/2037 •		5,204	3,762
ALESCO Preferred Funding Ltd. 2.408% due 12/23/2034 •		221	214
Ameriquest Mortgage Securities Trust 1.287% due 04/25/2036 •		2,021	1,933
Aspen Funding Ltd. 3.434% due 07/10/2037 •		116	115
Asset-Backed Funding Certificates Trust 1.087% due 11/25/2036 •		4,658	2,753
Citigroup Mortgage Loan Trust 1.107% due 12/25/2036 •		1,891	1,150
Citigroup Mortgage Loan Trust, Inc. 1.207% due 03/25/2037 •		29	24
Countrywide Asset-Backed Certificates
1.167% due 05/25/2037 •		2,800	2,384
1.167% due 06/25/2047 •		900	795
Countrywide Asset-Backed Certificates Trust 1.477% due 05/25/2036 •		9,800	7,841
EFS Volunteer LLC 2.644% due 10/25/2035 •		970	944
First Franklin Mortgage Loan Trust 1.067% due 12/25/2036 •		730	629
Harley Marine Financing LLC 5.682% due 05/15/2043 «		94	72
Home Equity Mortgage Loan Asset-Backed Trust 1.247% due 03/25/2036 •		5,000	3,898
HSI Asset Securitization Corp. Trust
1.057% due 12/25/2036 •		1,138	397
1.087% due 01/25/2037 •		3,635	2,588
IXIS Real Estate Capital Trust 1.097% due 01/25/2037 •		4,106	1,432
JPMorgan Mortgage Acquisition Trust 1.197% due 07/25/2036 •		1,908	1,886
Legacy Mortgage Asset Trust 3.353% due 01/28/2070 •		2,901	2,871
LP Credit Card ABS Master Trust 3.189% due 08/20/2024 •		1,128	1,090
Merrill Lynch Mortgage Investors Trust 1.017% due 04/25/2047 •		6,391	3,251
Morgan Stanley ABS Capital, Inc. Trust
1.017% due 10/25/2036 •		2,631	1,406
1.027% due 11/25/2036 •		5,546	3,166
1.217% due 03/25/2036 •		1,644	1,534
Option One Mortgage Loan Trust 1.307% due 01/25/2036 •		5,000	3,866
Saxon Asset Securities Trust 2.697% due 12/25/2037 •		1,715	1,574
Symphony CLO Ltd. 2.788% due 07/14/2026 •		1,474	1,431
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		6,461	6,329
Trapeza CDO Ltd. 2.204% due 01/25/2035 •		852	793
Total Asset-Backed Securities (Cost $61,128)			60,128
SOVEREIGN ISSUES 6.0%
Argentina Government International Bond
1.000% due 08/05/2021 (f)	ARS	1,506	10
3.375% due 01/15/2023	EUR	100	29
3.380% due 12/31/2038 þ		306	92
3.750% due 12/31/2038 þ		$4,676	1,418
5.000% due 01/15/2027	EUR	100	28
5.250% due 01/15/2028		500	141
5.625% due 01/26/2022		$135	40
5.875% due 01/11/2028		280	77
7.820% due 12/31/2033	EUR	69	25
15.500% due 10/17/2026	ARS	7,410	31
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~		24,940	189
38.039% (ARLLMONP) due 06/21/2020 ~		115,249	836
42.781% (BADLARPP) due 10/04/2022 ~		26	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Autonomous City of Buenos Aires Argentina
32.413% due 03/29/2024 ~		12,181	101
37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		5,800	54
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	100	117
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$300	302
3.125% due 10/11/2027		300	307
Kuwait International Government Bond
2.750% due 03/20/2022		274	276
3.500% due 03/20/2027		900	938
Peru Government International Bond
5.350% due 08/12/2040	PEN	390	108
5.400% due 08/12/2034		710	208
5.940% due 02/12/2029		2,125	663
6.150% due 08/12/2032		1,256	395
6.350% due 08/12/2028		2,026	655
6.950% due 08/12/2031		1,336	452
8.200% due 08/12/2026		1,340	487
Provincia de Buenos Aires
33.929% due 05/31/2022 •	ARS	270	2
37.463% (BADLARPP + 3.750%) due 04/12/2025 ~		1,150	7
Qatar Government International Bond
3.875% due 04/23/2023		$200	206
5.103% due 04/23/2048		200	244
Russia Government International Bond
0.000% (RUONIA) due 04/24/2024 ~	RUB	80,100	1,026
7.150% due 11/12/2025		88,624	1,159
7.950% due 10/07/2026		34,532	472
Saudi Government International Bond
2.875% due 03/04/2023		$200	200
3.250% due 10/26/2026		1,200	1,203
3.625% due 03/04/2028		200	204
4.000% due 04/17/2025		200	208
4.500% due 10/26/2046		400	408
4.625% due 10/04/2047		400	412
5.000% due 04/17/2049		200	217
South Africa Government International Bond
4.850% due 09/30/2029		200	165
5.750% due 09/30/2049		200	146
Turkey Government International Bond
4.250% due 03/13/2025		800	686
4.625% due 03/31/2025	EUR	300	305
5.250% due 03/13/2030		$600	488
5.600% due 11/14/2024		500	460
5.625% due 03/30/2021		100	100
5.750% due 03/22/2024		200	187
6.350% due 08/10/2024		400	380
7.250% due 12/23/2023		400	392
7.625% due 04/26/2029		700	670
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)		122	12
7.000% due 03/31/2038 ^(b)		43	4
7.650% due 04/21/2025 ^(b)		105	11
8.250% due 10/13/2024 ^(b)		157	16
9.000% due 05/07/2023 ^(b)		46	5
9.250% due 09/15/2027 ^(b)		143	14
9.250% due 05/07/2028 ^(b)		83	8
11.750% due 10/21/2026 ^(b)		10	1
11.950% due 08/05/2031 ^(b)		300	30
Total Sovereign Issues (Cost $25,553)			18,027
		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (c)		133,771	86
iHeartMedia, Inc. «(c)		101	1
iHeartMedia, Inc. 'A' (c)		7,418	54
			141
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (c)		21,610	146
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(i)(c)		239	2

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Common Stocks (Cost $1,039)			289
WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc. - Exp. 05/01/2039		48,312	353
Total Warrants (Cost $879)			353
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		400,000	432
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		100,000	99
Nationwide Building Society 10.250% ~		250	41
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		191,000	192
			764
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 •(g)		494,000	409
Total Preferred Securities (Cost $1,390)			1,173
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (j) 0.2%			592
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
31.246% due 07/31/2020 «~	ARS	626	7
32.393% due 08/28/2020 ~		4,961	46
35.641% due 06/22/2020 ~		14,380	165
36.751% due 04/03/2020 ~		3,250	36
49.444% due 05/13/2020 - 08/27/2020 (d)(e)		12,657	103
			357
Total Short-Term Instruments (Cost $1,135)			949
Total Investments in Securities (Cost $460,085)			448,141
		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		64,921	638
Total Short-Term Instruments (Cost $638)			638
Total Investments in Affiliates (Cost $638)			638
Total Investments 149.8% (Cost $460,723)			$448,779
Financial Derivative Instruments (l)(n) (0.9)%(Cost or Premiums, net $(1,273))			(2,638)
Other Assets and Liabilities, net (48.9)%			(146,617)
Net Assets 100.0%			$299,524

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	$255	$262	0.09%
Westmoreland Mining Holdings LLC	03/26/2019	1	2	0.00
$256	$264	0.09%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$592	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(609)	$592	$592
Total Repurchase Agreements	$(609)	$592	$592
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.650%	03/13/2020	04/13/2020	$(946)	$(946)
0.960	03/27/2020	04/15/2020	(896)	(896)
1.100	03/19/2020	04/20/2020	(20,239)	(20,247)
GRE	1.020	03/12/2020	04/13/2020	(4,332)	(4,335)
IND	0.450	03/30/2020	05/26/2020	(1,081)	(1,081)
Total Reverse Repurchase Agreements	$(27,505)
(k)	Securities with an aggregate market value of $27,898 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(8,120) at a weighted average interest rate of 1.212%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	$100.000	05/22/2020	93	$93	$2	$2
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	103.000	05/22/2020	25	25	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	107.000	05/22/2020	150	150	3	2
Total Purchased Options	$5	$4
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond June Futures	06/2020	13	$2,027	$(27)	$0	$(34)
U.S. Treasury 10-Year Note June Futures	06/2020	229	31,759	1,302	0	(32)
$1,275	$0	$(66)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2020	34	$(3,150)	$18	$0	$(42)
Japan Government 10-Year Bond June Futures	06/2020	1	(1,419)	27	2	(4)
U.S. Treasury 2-Year Note June Futures	06/2020	13	(2,865)	(10)	0	0
United Kingdom Long Gilt June Futures	06/2020	2	(338)	(7)	1	(1)
$28	$3	$(47)
Total Futures Contracts	$1,303	$3	$(113)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin (4)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$776	$(30)	$(9)	$(39)	$2	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	2,900	(136)	(126)	(262)	8	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	500	(16)	(32)	(48)	2	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	2,100	(93)	(146)	(239)	7	0
CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	400	(45)	0	(45)	0	0
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	304	5	(23)	(18)	0	(4)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	2,000	42	(48)	(6)	0	(6)
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	1,300	(22)	13	(9)	0	(4)
iTraxx Europe Main 32 5-Year Index	1.000	Quarterly	12/20/2024	EUR	22,600	315	(255)	60	0	(38)
$20	$(626)	$(606)	$19	$(52)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.830%	Maturity	01/02/2023	BRL	3,800	$0	$12	$12	$0	$0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023	3,400	0	11	11	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023	1,100	0	4	4	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	$400	1	(10)	(9)	0	0
Receive(5)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	2,400	28	(59)	(31)	0	(2)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	17,500	(592)	(1,418)	(2,010)	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024	2,400	(127)	(117)	(244)	0	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/16/2025	1,700	(2)	(67)	(69)	0	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/18/2025	1,700	(2)	(66)	(68)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	11,200	(399)	(1,381)	(1,780)	10	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026	400	(2)	(31)	(33)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	1,300	85	(262)	(177)	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	800	(1)	(102)	(103)	4	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		800	25	(89)	(64)	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		2,800	(33)	(244)	(277)	14	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,600	(28)	(171)	(199)	8	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		800	(1)	(100)	(101)	4	0
Receive	3-Month USD-LIBOR	1.430	Semi-Annual	03/17/2030		800	(2)	(55)	(57)	5	0
Receive(5)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		24,800	1,198	(2,501)	(1,303)	141	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		300	(7)	(76)	(83)	9	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		300	(7)	(75)	(82)	9	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(8)	(814)	(822)	67	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		3,000	40	(628)	(588)	84	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,200	2	(320)	(318)	35	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		900	(3)	(331)	(334)	28	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	22,200	(7)	(45)	(52)	0	(10)
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(3)	(2)	(5)	0	(1)
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(15)	(5)	(20)	0	(3)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	0	(39)	(39)	42	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	293	841	1,134	48	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	10	96	106	5	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	1,800	33	(8)	25	2	0
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(1)	(11)	(12)	1	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	11	(16)	(5)	3	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(13)	(29)	(42)	5	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	4,600	48	(144)	(96)	0	(6)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	90,000	0	(25)	(25)	0	(1)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		50,000	0	(14)	(14)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		80,000	5	(24)	(19)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		5,246,000	(230)	(1,729)	(1,959)	0	(49)
Pay	6-Month JPY-LIBOR	0.184	Semi-Annual	03/17/2030		240,000	0	(45)	(45)	3	0
Pay	6-Month JPY-LIBOR	0.044	Semi-Annual	03/25/2030		30,000	0	1	1	0	0
Pay	6-Month JPY-LIBOR	0.039	Semi-Annual	03/27/2030		270,000	0	4	4	4	0
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021	MXN	25,500	(28)	19	(9)	1	0
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		14,500	0	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		14,900	0	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		2,000	(6)	6	0	0	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		19,600	2	(1)	1	1	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		4,300	(3)	5	2	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		10,200	(33)	33	0	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		1,200	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		900	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		1,200	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,400	0	6	6	1	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		1,900	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		1,800	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	8	8	1	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		42,200	19	75	94	8	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		1,000	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,700	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		9,500	(3)	22	19	2	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,800	0	8	8	1	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,900	(1)	10	9	1	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		2,500	(1)	6	5	1	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	0	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	0	0	0	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	(18)	14	(4)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	(43)	29	(14)	4	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	2	(3)	(1)	1	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	13	12	25	4	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	0	9	9	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	0	14	14	2	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	(3)	29	26	10	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	1	2	3	1	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	0	11	11	3	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	0	(10)	(10)	0	(1)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(10)	(50)	(60)	0	(8)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	1	(8)	(7)	0	(1)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	0	1	1	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	2	(2)	0	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	0	0	0	1	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	3	(14)	(11)	0	(3)
							$191	$(9,845)	$(9,654)	$591	$(90)
Total Swap Agreements							$211	$(10,471)	$(10,260)	$610	$(142)
(m)	Securities with an aggregate market value of $1,172 and cash of $4,873 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)			Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(5)			This instrument has a forward starting effective date.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2020	GBP	12,591		$16,235	$596	$0
	04/2020	RUB	26,700		422	82	0
	06/2020		$75	INR	5,615	0	(2)
BPS	04/2020	EUR	521		$580	5	0
	04/2020	GBP	235		308	16	0
	04/2020	TRY	2,898		457	21	0
	04/2020		$1,689	EUR	1,529	11	(14)
	04/2020		2,262	GBP	1,865	86	(31)
	04/2020		752	TRY	4,650	0	(52)
	06/2020		1,737	INR	125,714	0	(102)
	07/2020	BRL	1,822		$439	91	0
BRC	04/2020	JPY	93,175		848	0	(19)
	04/2020	MXN	2,635		120	9	0
	04/2020		$12,615	GBP	10,318	201	0
	04/2020		267	MXN	6,616	11	0
	05/2020	GBP	10,318		$12,624	0	(201)
BSH	07/2020	BRL	1,324		317	64	0
	07/2020		$822	BRL	4,157	0	(27)
CBK	04/2020	BRL	207		$41	1	0
	04/2020	EUR	20,244		22,196	2	(133)
	04/2020	RUB	27,240		429	82	0
	04/2020		$40	BRL	207	0	0
	04/2020		1,466	EUR	1,356	29	0
	04/2020		417	GBP	344	10	0
	04/2020		1,099	JPY	120,000	18	0
	04/2020		216	MXN	4,138	0	(42)
	04/2020		152	TRY	944	0	(10)
	05/2020	PEN	261		$77	1	0
	06/2020		$113	INR	8,422	0	(3)
	06/2020		2,033	MXN	38,912	0	(411)
	07/2020	BRL	1,011		$244	50	0
GLM	04/2020		19,528		3,764	7	(2)
	04/2020	RUB	81,504		1,282	243	0
	04/2020		$4,400	BRL	19,528	0	(642)
	04/2020		804	GBP	640	0	(9)
	04/2020		3,913	RUB	246,357	0	(773)
	04/2020	ZAR	1,043		$60	1	0
	05/2020	PEN	2,227		629	0	(19)
	05/2020		$66	RUB	5,198	0	0
	06/2020		270	CLP	215,999	0	(17)
	06/2020		473	INR	35,313	0	(13)
HUS	04/2020	BRL	17,999		$3,596	132	0
	04/2020	GBP	143		168	0	(9)
	04/2020	MXN	2,284		92	0	(4)
	04/2020		$3,462	BRL	17,999	2	0
	04/2020		756	EUR	695	10	0
	05/2020		3,592	BRL	17,999	0	(135)
	05/2020		2,909	MXN	57,079	0	(515)
	06/2020	CNH	5,832		$833	11	0
	06/2020		$849	CNH	5,953	0	(10)
MYI	04/2020	TRY	1,466		$231	10	0
	04/2020		$37	TRY	230	0	(3)
	04/2020	ZAR	324		$19	1	0
	05/2020	NZD	4,044		2,623	211	0
	06/2020		$1,761	IDR	24,454,213	0	(280)
SCX	04/2020	GBP	198		$231	0	(15)
	05/2020	EUR	17,185		18,880	0	(97)
Total Forward Foreign Currency Contracts						$2,014	$(3,590)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Cost		Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2050			$65.000	04/08/2020		1,000	$0		$0
Total Purchased Options								$0		$0
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description			Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
BOA	Put - OTC CDX.HY-33 5-Year Index			Sell	102.000%	05/20/2020	1,100	$(4)		$(108)
BPS	Put - OTC CDX.HY-33 5-Year Index			Sell	100.000	06/17/2020	1,900	(7)		(164)
	Call - OTC CDX.IG-33 5-Year Index			Buy	0.475	04/15/2020	900	0		0
	Put - OTC CDX.IG-33 5-Year Index			Sell	0.700	04/15/2020	900	(1)		(16)
	Put - OTC CDX.IG-33 5-Year Index			Sell	0.800	06/17/2020	800	(1)		(14)
GST	Put - OTC CDX.HY-33 5-Year Index			Sell	102.000	06/17/2020	400	(3)		(41)
	Put - OTC CDX.IG-32 5-Year Index			Sell	2.900	06/17/2020	2,800	(3)		(2)
	Call - OTC CDX.IG-33 5-Year Index			Buy	0.475	04/15/2020	900	0		0
	Put - OTC CDX.IG-33 5-Year Index			Sell	0.700	04/15/2020	900	(1)		(16)
	Put - OTC CDX.IG-33 5-Year Index			Sell	2.500	03/17/2021	1,293	(1)		(11)
	Put - OTC iTraxx Europe 31 5-Year Index			Sell	3.000	06/17/2020	3,000	(3)		(2)
	Put - OTC iTraxx Europe 32 5-Year Index			Sell	2.500	03/17/2021	1,525	(1)		(26)
MYC	Put - OTC CDX.HY-33 5-Year Index			Sell	103.000	07/15/2020	800	(3)		(94)
	Put - OTC CDX.IG-33 5-Year Index			Sell	0.850	06/17/2020	900	(1)		(15)
Total Written Options								$(29)		$(509)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	1.423%	$100	$(2)	$1	$0	$(1)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	3.617	600	(36)	(11)	0	(47)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.719	100	(6)	4	0	(2)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.904	900	(40)	19	0	(21)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	3.440	100	(15)	11	0	(4)
BRC	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.944	200	1	0	1	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.241	550	(16)	14	0	(2)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	208.768	12	0	(9)	0	(9)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.904	3,000	(116)	45	0	(71)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.474	600	(10)	(29)	0	(39)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	2.091	100	0	(5)	0	(5)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.474	400	(6)	(20)	0	(26)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.895	400	(7)	(6)	0	(13)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	3.077	460	(86)	75	0	(11)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	3.440	600	(94)	70	0	(24)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.442	4,660	(102)	48	0	(54)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	2.175	200	(1)	(10)	0	(11)
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	3.484	1,200	(25)	(52)	0	(77)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	3.757	300	(15)	(13)	0	(28)
							$(576)	$132	$1	$(445)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value (5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.12 Index		0.500%	Monthly	08/17/2061	$155	$(1)	$(3)	$0	$(4)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	127	0	(128)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,500	(594)	520	0	(74)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	(19)	0	(18)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,620	(40)	(230)	0	(270)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	559	5	(5)	0	0
$(884)	$390	$0	$(494)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	3-Month CNY-CNREPOFIX(6)	2.445%	Quarterly	06/17/2025	CNY	7,100	$0	$8	$8	$0
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	2,000	0	8	8	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	1,300	0	6	6	0
$0	$22	$22	$0
Total Swap Agreements	$(1,460)	$544	$23	$(939)
(o)

Securities with an aggregate market value of $3,725 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The underlying instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,481	$2,290	$11,771
Corporate Bonds & Notes
Banking & Finance	0	64,267	0	64,267
Industrials	0	32,267	135	32,402
Utilities	0	17,613	0	17,613
Convertible Bonds & Notes
Industrials	0	111	0	111
Utilities	0	2	0	2
Municipal Bonds & Notes
Illinois	0	204	0	204
Puerto Rico	0	141	0	141
U.S. Government Agencies	0	140,499	0	140,499
U.S. Treasury Obligations	0	82,463	0	82,463
Non-Agency Mortgage-Backed Securities	0	17,749	0	17,749
Asset-Backed Securities	0	60,056	72	60,128
Sovereign Issues	0	18,027	0	18,027
Common Stocks
Communication Services	140	0	1	141
Consumer Discretionary	146	0	0	146
Industrials	0	0	2	2
Warrants
Communication Services	0	353	0	353
Preferred Securities
Banking & Finance	0	764	0	764
Industrials	0	409	0	409
Short-Term Instruments
Repurchase Agreements	0	592	0	592
Argentina Treasury Bills	0	350	7	357
$286	$445,348	$2,507	$448,141
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$638	$0	$0	$638

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Investments	$924	$445,348	$2,507	$448,779
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	614	0	617
Over the counter	0	2,037	0	2,037
	$3	$2,651	$0	$2,654
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(113)	(142)	0	(255)
Over the counter	0	(5,038)	0	(5,038)
	$(113)	$(5,180)	$0	$(5,293)
Total Financial Derivative Instruments	$(110)	$(2,529)	$0	$(2,639)
Totals	$814	$442,819	$2,507	$446,140

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.1% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	3,810	$43
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	200	58
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	8,070	61
38.039% (ARLLMONP) due 06/21/2020 ~		15,430	112
Autonomous City of Buenos Aires Argentina 37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		70	1
			232
Total Argentina (Cost $1,269)			275
AUSTRALIA 2.0%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.735% due 07/21/2026	AUD	366	225
CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$300	308
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Pepper Residential Securities Trust 1.741% due 03/12/2061 •		927	922
RESIMAC Bastille Trust 2.307% due 09/05/2057 •		1,104	1,097
			2,019
SOVEREIGN ISSUES 1.5%
New South Wales Treasury Corp.
2.000% due 03/20/2031	AUD	1,100	702
2.750% due 11/20/2025 (f)		133	91
3.000% due 02/20/2030		1,900	1,341
Northern Territory Treasury Corp. 2.000% due 04/21/2031		800	496
Queensland Treasury Corp.
1.750% due 08/21/2031		1,300	812
3.500% due 08/21/2030		2,300	1,691
South Australia Government Financing Authority 2.750% due 05/24/2030		500	341
South Australian Government Financing Authority 1.750% due 05/24/2032		800	492
Treasury Corp. of Victoria
1.500% due 11/20/2030		1,400	863
2.500% due 10/22/2029		200	135
4.250% due 12/20/2032		1,200	961
Western Australia Treasury Corp. 2.750% due 07/24/2029		200	138
			8,063
Total Australia (Cost $11,466)			10,615
BRAZIL 0.3%
CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV
5.093% due 01/15/2030		$1,878	1,721
6.125% due 01/17/2022		102	102

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Total Brazil (Cost $2,056)			1,823
CANADA 1.4%
CORPORATE BONDS & NOTES 0.4%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$92	89
Enbridge, Inc. 1.441% (US0003M + 0.700%) due 06/15/2020 ~		400	396
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	536
HSBC Bank Canada 3.300% due 11/28/2021		$1,200	1,231
			2,252
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.843% (CDOR01 + 0.100%) due 06/01/2020 ~	CAD	127	90
2.043% (CDOR01 + 0.300%) due 07/01/2020 ~		359	255
2.043% (CDOR01 + 0.300%) due 08/01/2020 ~		143	101
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055		498	340
2.867% due 02/12/2055		1,000	652
3.072% due 08/12/2053		474	338
			1,776
SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 1.500% due 12/01/2044 (k)		473	420
Province of Ontario
2.600% due 06/02/2027 (k)		3,500	2,638
6.200% due 06/02/2031		100	101
Province of Quebec 3.000% due 09/01/2023		1,100	828
			3,987
Total Canada (Cost $8,399)			8,015
CAYMAN ISLANDS 3.7%
ASSET-BACKED SECURITIES 2.3%
Avery Point CLO Ltd. 2.939% due 01/18/2025 •		$143	143
Cent CLO Ltd. 2.901% due 10/15/2026 •		1,400	1,373
Dryden Senior Loan Fund 2.731% due 10/15/2027 •		1,178	1,130
Evans Grove CLO Ltd. 2.533% due 05/28/2028 •		300	291
LCM LP 2.859% due 10/20/2027 •		1,400	1,354
Marathon CLO Ltd. 2.566% due 11/21/2027 •		1,284	1,250
Mountain View CLO Ltd.
1.795% due 10/16/2029 •		1,500	1,410
2.631% due 10/15/2026 •		198	196
Octagon Investment Partners Ltd. 2.931% due 04/15/2026 •		179	179
Symphony CLO Ltd. 2.788% due 07/14/2026 •		1,305	1,267
THL Credit Wind River CLO Ltd. 2.711% due 01/15/2026 •		822	819
Tralee CLO Ltd. 2.929% due 10/20/2028 •		1,300	1,252
Venture CDO Ltd. 2.711% due 04/15/2027 •		300	292
WhiteHorse Ltd. 2.766% due 04/17/2027 •		183	181
Zais CLO Ltd. 2.981% due 04/15/2028 •		1,400	1,365
			12,502
CORPORATE BONDS & NOTES 1.4%
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		300	289
Country Garden Holdings Co. Ltd. 7.125% due 04/25/2022		200	202
KSA Sukuk Ltd. 2.894% due 04/20/2022		500	502

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

QNB Finance Ltd.
2.763% (US0003M + 1.000%) due 05/02/2022 ~		1,000	996
2.988% (US0003M + 1.350%) due 05/31/2021 ~		4,500	4,323
Sands China Ltd.
4.600% due 08/08/2023		300	308
5.125% due 08/08/2025		200	190
5.400% due 08/08/2028		500	473
Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	192
Tencent Holdings Ltd. 3.595% due 01/19/2028		200	213
			7,688
Total Cayman Islands (Cost $20,860)			20,190
CHINA 6.7%
SOVEREIGN ISSUES 6.7%
China Development Bank
3.050% due 08/25/2026	CNY	10,200	1,439
3.180% due 04/05/2026		16,800	2,396
3.500% due 08/13/2026		4,700	682
3.680% due 02/26/2026		80,400	11,783
3.740% due 09/10/2025		10,200	1,503
3.800% due 01/25/2036		5,000	731
4.040% due 04/10/2027		25,300	3,774
4.040% due 07/06/2028		3,300	495
4.150% due 10/26/2025		2,600	390
4.240% due 08/24/2027		46,700	7,059
4.880% due 02/09/2028		24,300	3,831
China Government Bond
2.740% due 08/04/2026		800	113
2.950% due 06/16/2023		2,200	317
3.220% due 12/06/2025		2,200	322
3.290% due 10/18/2023		6,500	949
4.400% due 12/12/2046		500	85
Total China (Cost $35,492)			35,869
DENMARK 5.3%
CORPORATE BONDS & NOTES 5.3%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	43,510	6,165
1.500% due 10/01/2050		2,979	441
2.000% due 10/01/2047		4,165	637
2.500% due 10/01/2047		24	4
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		47,526	6,737
1.500% due 10/01/2037		636	96
1.500% due 10/01/2050		5,725	841
2.000% due 10/01/2050		1,796	272
Nykredit Realkredit A/S
0.147% due 10/01/2022 •	EUR	1,400	1,549
1.000% due 10/01/2050	DKK	35,364	4,979
1.500% due 10/01/2037		1,375	207
1.500% due 10/01/2050		41,553	6,127
2.000% due 10/01/2050		1,779	270
2.500% due 10/01/2036		128	20
2.500% due 10/01/2047		10	2
Realkredit Danmark A/S
2.500% due 04/01/2036		76	12
2.500% due 07/01/2047		24	4
Total Denmark (Cost $29,246)			28,363
FINLAND 1.2%
SOVEREIGN ISSUES 1.2%
Finland Government Bond
0.500% due 04/15/2026 (k)	EUR	2,600	2,999
0.875% due 09/15/2025 (k)		2,700	3,169
Total Finland (Cost $6,164)			6,168
FRANCE 2.8%
CORPORATE BONDS & NOTES 0.3%
Credit Agricole S.A. 2.375% due 01/22/2025		$1,400	1,373

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

SOVEREIGN ISSUES 2.5%
France Government International Bond
1.500% due 05/25/2050 (k)	EUR	800	1,053
2.000% due 05/25/2048 (k)		7,400	10,755
3.250% due 05/25/2045 (k)		800	1,408
			13,216
Total France (Cost $11,922)			14,589
GERMANY 1.6%
CORPORATE BONDS & NOTES 1.6%
Deutsche Bank AG
2.617% (US0003M + 0.815%) due 01/22/2021 ~		$1,300	1,253
2.625% due 02/12/2026	EUR	600	599
2.700% due 07/13/2020		$600	588
3.150% due 01/22/2021		500	489
3.961% due 11/26/2025 •		1,400	1,297
4.250% due 10/14/2021		1,800	1,713
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	200	170
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$900	638
Volkswagen Bank GmbH 1.250% due 08/01/2022	EUR	400	435
Volkswagen Leasing GmbH 0.250% due 02/16/2021		1,000	1,092
Total Germany (Cost $9,000)			8,274
GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$800	819
Total Guernsey, Channel Islands (Cost $799)			819
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$400	426
Total Hong Kong (Cost $399)			426
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$500	389
State Bank of India 4.000% due 01/24/2022		200	200
Total India (Cost $706)			589
INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$300	302
Total Indonesia (Cost $299)			302
IRELAND 1.2%
ASSET-BACKED SECURITIES 0.9%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,200	1,274
Aurium CLO DAC 0.670% due 04/16/2030 •		500	524
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •		645	703
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		800	855

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Toro European CLO DAC 0.900% due 10/15/2030 •		1,300	1,391
			4,747
CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$800	776
AIB Group PLC 4.750% due 10/12/2023		200	198
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020		400	403
			1,377
Total Ireland (Cost $6,446)			6,124
ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$500	532
4.125% due 01/17/2048		300	322
Total Israel (Cost $795)			854
ITALY 2.9%
CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
1.085% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	1,600	1,746
1.314% (EUR003M + 1.700%) due 10/25/2021 ~		1,600	1,780
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(g)(h)		200	196
UniCredit SpA
7.500% due 06/03/2026 •(g)(h)		200	201
7.830% due 12/04/2023		$1,200	1,283
			5,206
SOVEREIGN ISSUES 1.9%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021	EUR	2,600	2,869
1.450% due 03/01/2036		300	309
1.750% due 07/01/2024 (k)		3,000	3,435
2.450% due 09/01/2050		600	668
2.950% due 09/01/2038		1,200	1,484
3.450% due 03/01/2048		150	200
3.850% due 09/01/2049		300	429
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	616
			10,010
Total Italy (Cost $15,162)			15,216
JAPAN 16.2%
CORPORATE BONDS & NOTES 1.5%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$700	708
2.291% (US0003M + 0.540%) due 08/04/2020 ~		2,600	2,581
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		200	215
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		230	230
3.455% due 03/02/2023		600	615
Mizuho Financial Group, Inc.
1.648% (US0003M + 0.880%) due 09/11/2022 ~		700	673
1.768% (US0003M + 1.000%) due 09/11/2024 ~		900	851
3.922% due 09/11/2024 •		500	528
ORIX Corp. 3.250% due 12/04/2024		200	210
Sumitomo Mitsui Financial Group, Inc. 2.679% (US0003M + 1.680%) due 03/09/2021 ~		600	594
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	500	551
			7,756
SOVEREIGN ISSUES 14.7%
Japan Bank for International Cooperation
1.750% due 10/17/2024		$500	518
3.250% due 07/20/2023		700	755

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

3.375% due 10/31/2023		300	326
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		800	811
2.625% due 04/20/2022		1,600	1,655
Japan Government International Bond
0.100% due 03/10/2028	JPY	456,102	4,240
0.100% due 03/20/2029		2,400,000	22,601
0.100% due 06/20/2029		610,000	5,739
0.300% due 06/20/2046		620,000	5,623
0.500% due 09/20/2046		402,000	3,828
0.500% due 03/20/2049		568,000	5,399
0.700% due 12/20/2048		772,000	7,715
1.200% due 09/20/2035		1,340,000	14,204
1.300% due 06/20/2035		340,000	3,646
Tokyo Metropolitan Government
2.000% due 05/17/2021		$700	710
2.500% due 06/08/2022		600	623
			78,393
Total Japan (Cost $85,051)			86,149
KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$200	202
3.500% due 03/20/2027		2,800	2,918
Total Kuwait (Cost $2,980)			3,120
LITHUANIA 0.3%
SOVEREIGN ISSUES 0.3%
Lithuania Government International Bond
1.100% due 04/26/2027	EUR	600	707
6.125% due 03/09/2021		$1,000	1,036
Total Lithuania (Cost $1,735)			1,743
LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Aroundtown S.A.
1.625% due 01/31/2028	EUR	700	731
5.375% due 03/21/2029		$200	225
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022	EUR	400	439
Emerald Bay S.A. 0.000% due 10/08/2020 (d)		289	309
Total Luxembourg (Cost $1,805)			1,704
MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 1.243% (US0003M + 0.400%) due 06/23/2035 ~		$799	711
Total Multinational (Cost $606)			711
NETHERLANDS 1.3%
ASSET-BACKED SECURITIES 0.3%
Chapel BV 0.000% due 07/17/2066 •	EUR	14	15
Dryden Euro CLO BV 0.880% due 01/15/2030 •		1,200	1,271
Penta CLO BV 0.790% due 08/04/2028 •		516	562
			1,848
CORPORATE BONDS & NOTES 1.0%
Cooperatieve Rabobank UA
3.125% due 04/26/2021		$400	403
5.500% due 06/29/2020 •(g)(h)	EUR	200	212
Enel Finance International NV
2.650% due 09/10/2024		$1,300	1,243
2.875% due 05/25/2022		1,100	1,065
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		500	498

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

NXP BV 4.125% due 06/01/2021		800	808
Syngenta Finance NV 3.698% due 04/24/2020		700	699
Teva Pharmaceutical Finance Netherlands BV 3.250% due 04/15/2022	EUR	300	318
Vonovia Finance BV 5.000% due 10/02/2023		$100	109
			5,355
		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		150,000	151
Total Netherlands (Cost $7,635)			7,354
		PRINCIPAL AMOUNT (000s)
NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		500	535
Total Norway (Cost $499)			535
PERU 0.8%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,900	561
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
5.350% due 08/12/2040		1,100	306
5.940% due 02/12/2029		800	250
6.350% due 08/12/2028		9,400	3,038
			3,594
Total Peru (Cost $4,156)			4,155
POLAND 0.3%
CORPORATE BONDS & NOTES 0.0%
PKO Bank Hipoteczny S.A. 0.250% due 11/23/2021	EUR	200	222
SOVEREIGN ISSUES 0.3%
Poland Government International Bond 2.250% due 04/25/2022	PLN	6,600	1,640
Total Poland (Cost $1,891)			1,862
QATAR 1.7%
SOVEREIGN ISSUES 1.7%
Qatar Government International Bond
3.375% due 03/14/2024		$400	408
3.875% due 04/23/2023		3,800	3,919
4.000% due 03/14/2029		2,200	2,362
4.500% due 04/23/2028		1,800	1,977
4.817% due 03/14/2049		200	236
Total Qatar (Cost $8,393)			8,902
SAUDI ARABIA 1.6%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$400	392

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

SOVEREIGN ISSUES 1.5%
Saudi Government International Bond
2.375% due 10/26/2021		3,700	3,669
2.875% due 03/04/2023		1,000	1,001
3.250% due 10/26/2026		400	401
3.625% due 03/04/2028		500	510
4.000% due 04/17/2025		1,900	1,979
4.375% due 04/16/2029		400	432
			7,992
Total Saudi Arabia (Cost $8,261)			8,384
SINGAPORE 0.7%
CORPORATE BONDS & NOTES 0.7%
BOC Aviation Ltd.
2.375% due 09/15/2021		$1,000	1,002
3.500% due 09/18/2027		300	304
Clifford Capital Pte. Ltd. 3.380% due 03/07/2028		600	675
DBS Bank Ltd. 3.300% due 11/27/2021		400	414
Oversea-Chinese Banking Corp. Ltd. 2.142% (US0003M + 0.450%) due 05/17/2021 ~		700	697
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		400	421
Total Singapore (Cost $3,360)			3,513
SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,419	1,600
Total Slovenia (Cost $1,474)			1,600
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$500	413
Total South Africa (Cost $500)			413
SOUTH KOREA 2.2%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank 2.125% due 10/21/2020		$400	401
SOVEREIGN ISSUES 2.1%
Korea Government International Bond
2.125% due 06/10/2027	KRW	1,225,000	1,050
2.375% due 12/10/2027		1,350,000	1,178
2.375% due 12/10/2028		5,820,000	5,092
2.625% due 06/10/2028		2,450,000	2,183
5.500% due 03/10/2028		1,350,000	1,441
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	212
			11,156
Total South Korea (Cost $12,056)			11,557
SPAIN 5.1%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	200	188
Banco Santander S.A. 3.848% due 04/12/2023		$200	205
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	200	227

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Telefonica Emisiones S.A. 5.134% due 04/27/2020		$800	801
			1,421
		SHARES
PREFERRED SECURITIES 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		1,000,000	1,080
Banco Santander S.A.
5.250% due 09/29/2023 •(g)(h)		200,000	181
6.250% due 09/11/2021 •(g)(h)		400,000	399
			1,660
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 4.5%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	272
4.900% due 09/15/2021		1,000	1,171
Spain Government International Bond
0.250% due 07/30/2024		2,200	2,437
0.600% due 10/31/2029 (k)		6,600	7,264
1.400% due 07/30/2028 (k)		5,200	6,138
1.450% due 04/30/2029 (k)		3,100	3,677
2.700% due 10/31/2048		400	562
2.900% due 10/31/2046		1,600	2,316
			23,837
Total Spain (Cost $26,808)			26,918
SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	305
0.500% due 08/10/2023		400	244
Total Supranational (Cost $690)			549
SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Lansforsakringar Hypotek AB 1.500% due 03/18/2021	EUR	700	785
Stadshypotek AB 2.500% due 04/05/2022		$300	305
Total Sweden (Cost $1,113)			1,090
SWITZERLAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse AG
0.750% due 09/17/2021	EUR	200	224
6.500% due 08/08/2023 (h)		$200	204
Credit Suisse Group AG
1.941% (US0003M + 1.200%) due 12/14/2023 ~		800	701
3.869% due 01/12/2029 •		250	254
4.282% due 01/09/2028		250	256
UBS AG 5.125% due 05/15/2024 (h)		400	404
Total Switzerland (Cost $2,190)			2,043
UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.0%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$200	199
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		500	503

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

3.125% due 10/11/2027		900	920
			1,423
Total United Arab Emirates (Cost $1,593)			1,622
UNITED KINGDOM 13.2%
CORPORATE BONDS & NOTES 8.3%
Annington Funding PLC 1.650% due 07/12/2024	EUR	800	888
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$3,300	3,377
Barclays PLC
3.122% (US0003M + 1.430%) due 02/15/2023 ~		700	659
3.650% due 03/16/2025		600	593
3.844% (US0003M + 2.110%) due 08/10/2021 ~		600	580
4.610% due 02/15/2023 •		1,300	1,324
4.836% due 05/09/2028		1,300	1,344
5.088% due 06/20/2030 •		1,000	1,038
7.125% due 06/15/2025 •(g)(h)	GBP	500	532
7.250% due 03/15/2023 •(g)(h)		700	783
7.750% due 09/15/2023 •(g)(h)		$300	263
8.000% due 12/15/2020 •(g)(h)	EUR	400	421
8.000% due 06/15/2024 •(g)(h)		$400	372
Clydesdale Bank PLC 2.250% due 04/21/2020	GBP	700	869
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ		400	485
FCE Bank PLC 1.660% due 02/11/2021	EUR	200	207
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,500	1,924
HSBC Holdings PLC
2.292% (US0003M + 0.600%) due 05/18/2021 ~		$600	588
2.692% (US0003M + 1.000%) due 05/18/2024 ~		300	280
4.041% due 03/13/2028 •		400	408
4.583% due 06/19/2029 •		800	853
4.750% due 07/04/2029 •(g)(h)	EUR	200	191
5.875% due 09/28/2026 •(g)(h)	GBP	300	333
6.500% due 03/23/2028 •(g)(h)		$700	655
Imperial Brands Finance PLC 2.950% due 07/21/2020		800	798
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	781
5.125% due 03/07/2025		700	1,044
Lloyds Banking Group PLC
3.900% due 03/12/2024		$700	710
4.050% due 08/16/2023		1,300	1,355
4.582% due 12/10/2025		500	515
4.650% due 03/24/2026		800	826
5.125% due 12/27/2024 •(g)(h)	GBP	500	467
Nationwide Building Society
3.766% due 03/08/2024 •		$1,200	1,166
3.960% due 07/18/2030 •		1,000	1,013
4.302% due 03/08/2029 •		1,400	1,482
Natwest Markets PLC 0.625% due 03/02/2022	EUR	300	324
NatWest Markets PLC 1.000% due 05/28/2024		800	839
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	300	369
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		$600	589
Royal Bank of Scotland Group PLC
2.766% (US0003M + 1.550%) due 06/25/2024 ~		800	725
3.875% due 09/12/2023		300	304
4.269% due 03/22/2025 •		1,300	1,338
4.445% due 05/08/2030 •		500	525
4.519% due 06/25/2024 •		1,200	1,210
7.500% due 08/10/2020 •(g)(h)		200	184
8.000% due 08/10/2025 •(g)(h)		500	470
8.625% due 08/15/2021 •(g)(h)		900	882
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,700	1,700
2.875% due 08/05/2021		400	394
4.796% due 11/15/2024 •		2,400	2,519
7.375% due 06/24/2022 •(g)(h)	GBP	200	205
Santander UK PLC
0.884% (SONIO/N + 0.550%) due 02/12/2027 ~		500	593
4.250% due 04/12/2021	EUR	300	346
Tesco PLC 6.125% due 02/24/2022	GBP	50	66
Tesco Property Finance PLC
5.411% due 07/13/2044		190	288
5.661% due 10/13/2041		98	152

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	595
Vodafone Group PLC 2.833% (US0003M + 0.990%) due 01/16/2024 ~		$500	472
			44,213
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Brunel Residential Mortgage Securitisation PLC 0.972% due 01/13/2039 •	GBP	964	1,121
Business Mortgage Finance PLC 2.756% due 02/15/2041 •		174	213
Dukinfield PLC 1.759% due 08/15/2045 •		476	590
Durham Mortgages B PLC 1.351% due 03/31/2054 •		906	1,116
Eurohome UK Mortgages PLC 0.656% due 06/15/2044 •		322	377
Eurosail PLC
0.694% due 06/10/2044 •		6	8
1.456% due 06/13/2045 •		459	563
Finsbury Square PLC
0.000% due 03/16/2070 •		1,100	1,331
1.410% due 09/12/2068 •		896	1,090
Harben Finance PLC 1.551% due 08/20/2056 •		986	1,210
Hawksmoor Mortgages 1.761% due 05/25/2053 •		1,849	2,259
Lanark Master Issuer PLC 1.555% due 12/22/2069 •		820	1,016
Mansard Mortgages PLC 1.137% due 12/15/2049 •		129	149
Newgate Funding PLC
0.761% due 12/01/2050 •		269	287
1.487% due 12/15/2050 •		233	252
Paragon Mortgages PLC 0.965% due 01/15/2039 •		671	761
Residential Mortgage Securities PLC
1.487% due 12/20/2046 •		810	975
1.737% due 09/20/2065 •		821	1,015
Ripon Mortgages PLC 1.551% due 08/20/2056 •		2,187	2,666
RMAC Securities PLC 0.929% due 06/12/2044 •		416	443
Towd Point Mortgage Funding 1.611% due 07/20/2045 •		2,225	2,707
Towd Point Mortgage Funding PLC 1.724% due 10/20/2051 •		1,424	1,718
			21,867
		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		960	156
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.8%
United Kingdom Gilt
3.250% due 01/22/2044 (k)		900	1,697
4.250% due 12/07/2040		1,200	2,472
			4,169
Total United Kingdom (Cost $73,664)			70,405
UNITED STATES 69.4%
ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp. Home Equity Loan Trust 1.087% due 07/25/2036 •		$1,311	908
Amortizing Residential Collateral Trust 1.647% due 10/25/2031 •		1	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.887% due 06/25/2029 •		1	1
Argent Mortgage Loan Trust 1.427% due 05/25/2035 •		1,646	1,345

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.327% due 02/25/2036 •		547	435
Citigroup Mortgage Loan Trust
1.107% due 12/25/2036 •		540	329
1.207% due 03/25/2036 •		558	481
Citigroup Mortgage Loan Trust, Inc.
1.207% due 06/25/2037 •		2,700	2,397
1.607% due 07/25/2035 •		1,200	1,025
Countrywide Asset-Backed Certificates
1.077% due 12/25/2036 ^•		384	295
1.087% due 06/25/2035 •		358	284
1.087% due 03/25/2037 •		1,594	1,246
1.087% due 06/25/2037 •		468	383
1.087% due 07/25/2037 •		330	267
1.087% due 06/25/2047 ^•		358	291
1.087% due 06/25/2047 •		1,144	963
1.097% due 04/25/2047 ^•		298	278
1.237% due 07/25/2036 •		285	278
4.725% due 08/25/2035 ^~		374	341
Countrywide Asset-Backed Certificates Trust 2.297% due 04/25/2035 •		1,000	938
Credit Suisse First Boston Mortgage Securities Corp. 1.567% due 01/25/2032 •		1	1
First Franklin Mortgage Loan Trust 1.062% due 07/25/2036 •		1,137	976
GSAMP Trust 1.592% due 11/25/2035 ^•		1,329	901
Home Equity Mortgage Loan Asset-Backed Trust 1.187% due 04/25/2037 •		553	381
HSI Asset Securitization Corp. Trust 1.207% due 04/25/2037 •		768	409
Long Beach Mortgage Loan Trust 1.507% due 10/25/2034 •		12	10
Merrill Lynch Mortgage Investors Trust 1.097% due 08/25/2037 •		1,356	767
Morgan Stanley ABS Capital, Inc. Trust 1.077% due 10/25/2036 •		142	114
Morgan Stanley Home Equity Loan Trust
1.047% due 12/25/2036 •		985	499
1.177% due 04/25/2037 •		818	445
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		159	59
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.237% due 03/25/2036 •		700	648
NovaStar Mortgage Funding Trust 1.077% due 03/25/2037 •		706	465
Option One Mortgage Loan Trust 1.087% due 01/25/2037 •		420	290
Renaissance Home Equity Loan Trust
3.497% due 12/25/2032 •		306	291
5.294% due 01/25/2037 þ		641	283
5.675% due 06/25/2037 ^þ		1,053	299
5.731% due 11/25/2036 þ		999	490
Residential Asset Mortgage Products Trust
1.387% due 12/25/2035 •		354	286
1.407% due 12/25/2035 •		918	688
Residential Asset Securities Corp. Trust 1.197% due 11/25/2036 ^•		2,025	1,555
Saxon Asset Securities Trust 2.697% due 12/25/2037 •		371	303
SLM Student Loan Trust 1.291% due 03/15/2038 •	GBP	545	635
Soundview Home Loan Trust
1.097% due 06/25/2037 •		$82	58
1.197% due 11/25/2036 •		1,400	1,137
Structured Asset Investment Loan Trust
1.077% due 07/25/2036 •		459	319
1.257% due 01/25/2036 •		1,184	1,035
Terwin Mortgage Trust 1.887% due 11/25/2033 •		23	20
Towd Point Mortgage Trust
1.947% due 05/25/2058 •		996	983
2.900% due 10/25/2059 ~		5,151	5,046
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,400	1,430
			33,309
CORPORATE BONDS & NOTES 10.5%
AIG Global Funding 2.300% due 07/01/2022		900	897
Allergan Sales LLC 5.000% due 12/15/2021		600	622
American Airlines Pass-Through Trust 3.000% due 04/15/2030		262	248

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

American Honda Finance Corp. 2.091% (US0003M + 0.350%) due 11/05/2021 ~		100	96
American Tower Corp.
2.950% due 01/15/2025		800	801
3.450% due 09/15/2021		500	503
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,000	1,115
1.964% (US0003M + 1.180%) due 06/12/2024 ~		$1,600	1,487
2.330% (US0003M + 0.750%) due 06/01/2021 ~		2,700	2,622
2.781% (US0003M + 0.950%) due 07/15/2021 ~		1,400	1,376
Bayer U.S. Finance LLC
1.751% (US0003M + 1.010%) due 12/15/2023 ~		500	463
1.846% (US0003M + 0.630%) due 06/25/2021 ~		300	290
3.875% due 12/15/2023		300	308
4.250% due 12/15/2025		300	312
4.375% due 12/15/2028		700	750
Brandywine Operating Partnership LP 3.950% due 11/15/2027		500	470
Campbell Soup Co.
3.300% due 03/15/2021		200	200
3.650% due 03/15/2023		229	234
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	203
Charter Communications Operating LLC
3.750% due 02/15/2028		100	101
4.464% due 07/23/2022		1,300	1,344
5.125% due 07/01/2049		700	748
Citibank N.A.
2.295% (US0003M + 0.600%) due 05/20/2022 ~		1,900	1,836
2.844% due 05/20/2022 •		900	902
Comcast Corp. 0.250% due 05/20/2027	EUR	500	516
Conagra Brands, Inc. 2.378% (US0003M + 0.500%) due 10/09/2020 ~		$900	888
Continental Resources, Inc. 4.375% due 01/15/2028		200	93
CVS Health Corp.
3.350% due 03/09/2021		107	108
3.700% due 03/09/2023		400	417
D.R. Horton, Inc. 5.750% due 08/15/2023		1,300	1,344
DISH DBS Corp. 5.125% due 05/01/2020		600	598
Dominion Energy Gas Holdings LLC 1.341% (US0003M + 0.600%) due 06/15/2021 ~		800	769
Duke Energy Corp. 1.418% (US0003M + 0.650%) due 03/11/2022 ~		1,300	1,267
EQT Corp. 3.000% due 10/01/2022		400	337
Equitable Holdings, Inc.
3.900% due 04/20/2023		100	100
4.350% due 04/20/2028		200	195
ERAC USA Finance LLC 2.600% due 12/01/2021		1,200	1,202
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	220
0.750% due 05/21/2023		300	326
1.700% due 06/30/2022	GBP	200	245
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	100	86
2.425% due 06/12/2020		$200	196
2.710% (US0003M + 0.810%) due 04/05/2021 ~		600	555
GATX Corp. 2.461% (US0003M + 0.720%) due 11/05/2021 ~		1,200	1,177
General Electric Co. 0.000% due 05/28/2020 •	EUR	400	440
General Mills, Inc.
3.200% due 04/16/2021		$100	101
3.700% due 10/17/2023		100	102
General Motors Financial Co., Inc. 3.550% due 07/08/2022		700	648
Georgia-Pacific LLC 3.163% due 11/15/2021		400	406
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		100	107
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		600	566
Harley-Davidson Financial Services, Inc. 2.520% (US0003M + 0.940%) due 03/02/2021 ~		400	400
Hyundai Capital America 2.850% due 11/01/2022		300	293
International Lease Finance Corp. 8.250% due 12/15/2020		500	497
Jackson National Life Global Funding 2.375% due 09/15/2022		1,400	1,397

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Kilroy Realty LP 3.450% due 12/15/2024		100	98
Kinder Morgan, Inc. 5.000% due 02/15/2021		400	398
Kraft Heinz Foods Co. 2.304% (US0003M + 0.570%) due 02/10/2021 ~		900	851
L3Harris Technologies, Inc. 2.250% (US0003M + 0.480%) due 04/30/2020 ~		600	599
MassMutual Global Funding 2.250% due 07/01/2022		1,400	1,406
McDonald's Corp. 2.225% (US0003M + 0.430%) due 10/28/2021 ~		300	295
Metropolitan Life Global Funding 2.400% due 06/17/2022		600	604
Mid-America Apartments LP 4.200% due 06/15/2028		600	625
Morgan Stanley 2.281% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	3,300	2,227
MUFG Americas Holdings Corp. 3.000% due 02/10/2025		$560	516
NextEra Energy Capital Holdings, Inc. 2.399% (US0003M + 0.720%) due 02/25/2022 ~		800	778
Nissan Motor Acceptance Corp. 2.065% due 09/28/2022 •		1,000	930
Northwell Healthcare, Inc. 4.260% due 11/01/2047		400	430
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,400	1,451
Public Service Co. of Oklahoma 4.400% due 02/01/2021		200	205
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021		400	392
Rockwell Collins, Inc. 2.800% due 03/15/2022		900	910
Sempra Energy 1.191% (US0003M + 0.450%) due 03/15/2021 ~		800	789
SL Green Operating Partnership LP 3.250% due 10/15/2022		500	498
Southern Co. 2.350% due 07/01/2021		500	502
Southern Power Co. 1.666% (US0003M + 0.550%) due 12/20/2020 ~		600	591
Spectra Energy Partners LP 2.014% (US0003M + 0.700%) due 06/05/2020 ~		100	99
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		600	521
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		225	225
4.738% due 09/20/2029		300	309
Textron, Inc. 2.284% (US0003M + 0.550%) due 11/10/2020 ~		700	700
Verizon Communications, Inc.
2.792% (US0003M + 1.100%) due 05/15/2025 ~		700	638
4.329% due 09/21/2028		1,012	1,169
Volkswagen Group of America Finance LLC
2.477% (US0003M + 0.770%) due 11/13/2020 ~		300	296
2.653% (US0003M + 0.940%) due 11/12/2021 ~		300	294
3.875% due 11/13/2020		200	199
4.000% due 11/12/2021		300	297
WRKCo, Inc. 3.750% due 03/15/2025		300	302
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		300	300
3.150% due 04/01/2022		2,100	2,101
			56,069
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 3.239% (LIBOR03M + 2.250%) due 03/15/2027 ~		385	358
Charter Communications Operating LLC 2.740% (LIBOR03M + 1.750%) due 02/01/2027 ~		578	558
			916
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
American Home Mortgage Investment Trust 3.033% due 09/25/2045 •		12	11
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^		382	359
Banc of America Mortgage Trust 3.653% due 02/25/2036 ^~		40	35
Bear Stearns Adjustable Rate Mortgage Trust 3.973% due 08/25/2033 ~		1	1
Bear Stearns ALT-A Trust
1.107% due 02/25/2034 •		32	28

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

3.775% due 03/25/2036 ^~	96	75
3.858% due 11/25/2035 ^~	22	19
3.884% due 08/25/2036 ^~	35	21
3.958% due 09/25/2035 ^~	20	15
Bear Stearns Structured Products, Inc. Trust 2.207% due 12/26/2046 ^~	21	18
Chase Mortgage Finance Trust 3.896% due 07/25/2037 ~	42	34
Citigroup Mortgage Loan Trust, Inc.
1.297% due 10/25/2035 •	1,624	1,068
3.840% due 09/25/2035 •	3	3
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.664% due 09/25/2035 ^~	186	150
Countrywide Alternative Loan Trust
0.000% due 11/25/2035 •	9	7
0.983% due 03/20/2046 •	52	40
1.227% due 02/25/2037 •	40	32
2.966% due 12/25/2035 •	43	36
5.250% due 06/25/2035 ^	6	6
Countrywide Home Loan Mortgage Pass-Through Trust
1.407% due 05/25/2035 •	20	16
1.587% due 03/25/2035 •	36	29
1.607% due 02/25/2035 •	5	4
3.785% due 08/25/2034 ^~	7	6
3.826% due 11/25/2034 ~	5	4
5.500% due 01/25/2035	337	346
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	0	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	1,366	1,173
5.863% due 02/25/2037 ^~	177	67
DBUBS Mortgage Trust
0.302% due 11/10/2046 ~(a)	400	1
0.687% due 11/10/2046 ~(a)	172	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.697% due 10/25/2047 •	753	609
GSR Mortgage Loan Trust
1.277% due 12/25/2034 •	34	28
3.828% due 04/25/2035 ~	120	118
3.932% due 01/25/2036 ^~	32	29
IndyMac Mortgage Loan Trust
1.157% due 05/25/2046 •	407	339
1.427% due 07/25/2035 •	16	14
JPMorgan Mortgage Trust
3.598% due 07/27/2037 ~	67	66
3.740% due 02/25/2036 ^~	18	15
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.145% due 12/15/2030 •	4	4
Morgan Stanley Bank of America Merrill Lynch Trust 0.978% due 12/15/2048 ~(a)	906	19
Morgan Stanley Mortgage Loan Trust 3.798% due 06/25/2036 ~	18	17
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	1,376	1,388
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	1,609	1,613
Residential Accredit Loans, Inc. Trust
1.097% due 02/25/2047 •	28	13
1.127% due 06/25/2046 •	270	80
1.157% due 04/25/2046 •	440	162
2.910% due 10/25/2037 ~	269	216
Structured Adjustable Rate Mortgage Loan Trust 4.111% due 04/25/2034 ~	3	2
Structured Asset Mortgage Investments Trust
1.157% due 05/25/2036 •	9	7
1.167% due 05/25/2036 •	70	61
1.167% due 09/25/2047 •	99	83
1.330% due 07/19/2034 •	1	1
1.407% due 05/25/2045 •	15	13
1.410% due 09/19/2032 •	1	1
1.450% due 03/19/2034 •	3	3
3.466% due 08/25/2047 ^•	30	25
Structured Asset Securities Corp. 1.227% due 01/25/2036 •	226	189
Structured Asset Securities Corp. Mortgage Loan Trust 1.237% due 10/25/2036 •	470	370
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ	189	10
Thornburg Mortgage Securities Trust
2.187% due 06/25/2047 ^•	24	19
2.187% due 06/25/2047 •	3	2
Wachovia Mortgage Loan Trust LLC 4.284% due 10/20/2035 ^~	58	52
WaMu Mortgage Pass-Through Certificates Trust
1.257% due 01/25/2045 •	67	60
2.234% due 02/27/2034 •	3	3

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

2.946% due 06/25/2046 •	29	25
2.966% due 02/25/2046 •	71	62
3.333% due 12/25/2036 ^~	149	125
3.533% due 03/25/2033 ~	7	6
3.624% due 03/25/2035 ~	30	28
3.950% due 04/25/2035 ~	23	21
Washington Mutual Mortgage Pass-Through Certificates Trust 2.906% due 07/25/2046 ^•	21	13
		9,516
	SHARES
PREFERRED SECURITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	700,000	696
Bank of America Corp. 5.875% due 03/15/2028 •(g)	700,000	710
		1,406
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 42.3%
Fannie Mae
1.067% due 03/25/2034 •	2	2
1.097% due 08/25/2034 •	1	1
1.347% due 06/25/2036 •	21	21
1.977% due 09/25/2042 •	11	11
3.253% due 10/01/2044 •	9	9
3.500% due 11/01/2021 - 01/01/2059	2,061	2,223
3.516% due 12/01/2034 •	2	2
3.958% due 05/25/2035 ~	5	6
4.349% due 11/01/2034 •	15	16
6.000% due 07/25/2044	7	8
Fannie Mae, TBA 3.000% due 06/01/2040	22,700	23,722
Freddie Mac
1.205% due 12/15/2032 •	4	4
1.305% due 12/15/2037 •	6	6
2.005% due 01/15/2038 •	283	281
2.441% due 01/15/2038 ~(a)	283	18
3.166% due 10/25/2044 •	30	29
3.625% due 03/01/2035 •	4	5
4.401% due 02/01/2029 •	1	1
4.629% due 04/01/2035 •	40	40
Ginnie Mae
2.462% due 05/20/2066 - 06/20/2066 •	3,700	3,666
2.512% due 11/20/2066 •	635	630
3.875% due 04/20/2028 - 06/20/2030 •	2	2
NCUA Guaranteed Notes
1.486% due 11/05/2020 •	481	481
1.576% due 12/08/2020 •	161	160
Uniform Mortgage-Backed Security
3.000% due 10/01/2049	1,383	1,465
3.500% due 10/01/2034 - 05/01/2049	8,571	9,080
4.000% due 08/01/2049	500	534
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2050 - 06/01/2050	20,400	21,078
3.500% due 05/01/2050	61,100	64,626
4.000% due 04/01/2050 - 05/01/2050	90,833	96,991
		225,118
U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (o)	114	112
0.125% due 04/15/2022 (k)(m)	2,333	2,301
0.375% due 07/15/2025 (k)(m)(o)	9,082	9,268
0.500% due 01/15/2028 (k)(o)	9,307	9,706
0.625% due 04/15/2023 (m)	623	628
0.625% due 01/15/2026 (o)	217	224
2.000% due 01/15/2026 (o)	130	145
3.875% due 04/15/2029 (k)(o)	785	1,059
U.S. Treasury Notes
1.625% due 08/15/2029 (k)	3,300	3,584
1.750% due 11/15/2029 (k)	3,300	3,628
2.250% due 11/15/2025 (o)	100	110
2.875% due 04/30/2025 (k)(o)	10,600	11,915

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

			42,680
Total United States (Cost $365,013)			369,014
SHORT-TERM INSTRUMENTS 1.0%
COMMERCIAL PAPER 0.2%
Syngenta Finance NV 0.081% due 05/12/2020	EUR	800	883
REPURCHASE AGREEMENTS (j) 0.2%			1,150
ARGENTINA TREASURY BILLS 0.0%
32.393% due 08/28/2020 ~	ARS	1,360	13
53.823% due 05/13/2020 (d)(e)		1,540	11
			24
SOUTH AFRICA TREASURY BILLS 0.1%
7.250% due 07/22/2020 (d)(e)	ZAR	12,400	682
U.S. TREASURY BILLS 0.5%
0.425% due 04/07/2020 - 06/25/2020 (c)(d)(o)		$2,522	2,522
Total Short-Term Instruments (Cost $5,427)			5,261
Total Investments in Securities (Cost $777,380)			777,115
		SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short Asset Portfolio		2,564,706	24,901
PIMCO Short-Term Floating NAV Portfolio III		194,876	1,914
Total Short-Term Instruments (Cost $27,492)			26,815
Total Investments in Affiliates (Cost $27,492)			26,815
Total Investments 151.1% (Cost $804,872)			$803,930
Financial Derivative Instruments (l)(n) (0.8)%(Cost or Premiums, net $1,496)			(4,066)
Other Assets and Liabilities, net (50.3)%			(267,819)
Net Assets 100.0%			$532,045

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	2.281%	02/03/2023	01/30/2020	$2,502	$2,227	0.42%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$1,150	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(1,177)	$1,150	$1,150
Total Repurchase Agreements	$(1,177)	$1,150	$1,150
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	(0.470)%	02/27/2020	05/27/2020	EUR	(5,222)	$(5,757)
(0.450)	02/25/2020	05/27/2020	(2,343)	(2,583)
(0.450)	02/27/2020	05/27/2020	(10,000)	(11,024)
(0.440)	03/25/2020	05/27/2020	(5,824)	(6,422)
(0.430)	02/27/2020	05/27/2020	(3,512)	(3,872)
(0.380)	03/02/2020	05/27/2020	(1,401)	(1,545)
(0.300)	03/25/2020	08/20/2020	(3,274)	(3,611)
0.830	02/12/2020	05/13/2020	GBP	(730)	(908)
GRE	1.020	03/12/2020	04/13/2020	$(13,307)	(13,315)
IND	0.450	03/30/2020	05/26/2020	(6,313)	(6,313)
JPS	1.720	02/25/2020	04/07/2020	(221)	(221)
MBC	(0.300)	03/30/2020	08/20/2020	EUR	(2,537)	(2,798)
RCY	0.940	03/11/2020	04/09/2020	$(2,140)	(2,141)
Total Reverse Repurchase Agreements	$(60,510)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
TDM	0.350%	03/30/2020	04/02/2020	CAD	(614)	$(434)
0.400	03/30/2020	04/02/2020	(3,746)	(2,649)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

UBS	1.740	02/21/2020	04/20/2020	$(11,791)	(11,814)
Total Sale-Buyback Transactions	$(14,897)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
Canada (1.1)%
Sovereign Issues (1.1)%
Canada Government International Bond	2.750%	12/01/2048	CAD	6,100	$(6,185)	$(5,858)
United States (0.1)%
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	04/01/2035	$400	(418)	(421)
Total Short Sales (1.2)%	$(6,603)	$(6,279)
(k)	Securities with an aggregate market value of $75,680 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(62,540) at a weighted average interest rate of 0.421%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(11) of deferred price drop.
(3)	Payable for short sales includes $(46) of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	$111.750	05/22/2020	77	$77	$1	$3
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	112.250	05/22/2020	111	111	1	4
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	113.000	05/22/2020	88	88	1	3
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	113.250	05/22/2020	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	147.500	05/22/2020	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	149.000	05/22/2020	4	4	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	149.500	05/22/2020	49	49	0	4
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	200.000	05/22/2020	170	170	82	3
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures	134.000	05/22/2020	1	1	0	0
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	38	95	9	22
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	21	53	4	11
Total Purchased Options	$98	$50
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	06/2020	242	$17,432	$73	$10	$0
Call Options Strike @ EUR 113.400 on Euro-Schatz June 2020 Futures (1)	05/2020	379	8	6	6	0
Call Options Strike @ EUR 116.500 on Euro-Schatz June 2020 Futures (1)	05/2020	87	1	0	0	0
Call Options Strike @ EUR 189.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	17	1	1	1	0
Call Options Strike @ EUR 195.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	25	1	0	1	0
Euro-Bobl June Futures	06/2020	132	19,684	(96)	48	(44)
Euro-BTP Italy Government Bond June Futures	06/2020	282	43,981	(1,930)	0	(737)
Euro-Buxl 30-Year Bond June Futures	06/2020	20	4,630	(176)	50	(101)
Japan Government 10-Year Bond June Futures	06/2020	3	4,257	(58)	11	(4)
Put Options Strike @ EUR 130.500 on Euro-Bobl June 2020 Futures (1)	05/2020	107	2	1	1	(1)
Put Options Strike @ EUR 131.000 on Euro-Bobl June 2020 Futures (1)	05/2020	18	0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2020	277	34,725	1,343	0	(13)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	1	222	27	0	(3)
United Kingdom Long Gilt June Futures	06/2020	51	8,627	(80)	25	(32)
$(889)	$153	$(935)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2020	82	$(7,597)	$92	$0	$(101)
Call Options Strike @ EUR 177.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	37	(20)	13	11	(9)
Canada Government 10-Year Bond June Futures	06/2020	82	(8,573)	(390)	2	(8)
Euro-Bund 10-Year Bond June Futures	06/2020	129	(24,544)	(62)	155	(148)
Euro-OAT France Government 10-Year Bond June Futures	06/2020	12	(2,213)	63	21	(51)
Euro-Schatz June Futures	06/2020	208	(25,737)	(6)	12	(15)
U.S. Treasury 10-Year Note June Futures	06/2020	115	(15,949)	(116)	18	0
$(406)	$219	$(332)
Total Futures Contracts	$(1,295)	$372	$(1,267)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.141%	EUR	200	$(6)	$5	$(1)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.048	$700	(15)	10	(5)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.095	EUR	200	(5)	3	(2)	0	0
$(26)	$18	$(8)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.162%	$700	$13	$2	$15	$0	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.688	EUR	200	5	(4)	1	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	1.387	500	18	(32)	(14)	0	(3)
Tesco PLC	1.000	Quarterly	06/20/2022	0.423	800	0	12	12	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.069	400	(13)	12	(1)	1	0
$23	$(10)	$13	$2	$(3)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margi n
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029	$8,400	$1	$242	$243	$62	$0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	46,300	151	1,373	1,524	389	0
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	7,800	159	(107)	52	24	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	15,600	(116)	421	305	33	0
$195	$1,929	$2,124	$508	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Crossover 32 5-Year Index	5.000%	Quarterly	12/20/2024	EUR	4,400	$651	$(740)	$(89)	$9	$0
iTraxx Europe Main 32 5-Year Index	1.000	Quarterly	12/20/2024	10,700	126	(98)	28	0	(18)
$777	$(838)	$(61)	$9	$(18)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

INTEREST RATE SWAPS -BASIS SWAPS
										Variation Margin (8)
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%		Quarterly	03/18/2022		$132,700	$(1)	$(30)	$(31)	$0	$(10)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%		Quarterly	04/26/2022		30,400	0	(6)	(6)	0	(6)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	06/12/2022		5,100	0	4	4	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	06/12/2022		3,900	0	4	4	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		19,800	(1)	28	27	2	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		17,000	0	(4)	(4)	4	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		4,300	0	(2)	(2)	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		12,700	1	(14)	(13)	3	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		12,700	0	(17)	(17)	2	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		10,100	0	(13)	(13)	2	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	05/23/2029		4,800	0	(11)	(11)	0	0
							$(1)	$(61)	$(62)	$14	$(16)
INTEREST RATE SWAPS
										Variation Margin (8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.905%	Quarterly	12/03/2039	GBP	1,300	$0	$(79)	$(79)	$0	$(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		$1,200	0	(159)	(159)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,100	0	(147)	(147)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,200	0	(161)	(161)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		2,300	0	(311)	(311)	2	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	800	1	12	13	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	3,800	0	25	25	0	0
Pay(7)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		1,300	6	9	15	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		6,000	0	51	51	0	(8)
Pay(7)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		3,200	(26)	88	62	0	(5)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		11,900	309	754	1,063	0	(48)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		3,100	1	117	118	0	(14)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		8,200	109	318	427	0	(39)
Pay(7)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		9,000	(182)	413	231	0	(41)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	113	27	0	(11)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		7,800	74	1,679	1,753	0	(141)
Receive	3-Month CAD-Bank Bill	1.390	Semi-Annual	03/18/2050		800	0	13	13	12	0
Pay(7)	3-Month GBP-LIBOR	1.080	Quarterly	12/03/2039	GBP	1,300	0	77	77	1	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	38	89	6	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		$46,900	319	(1,384)	(1,065)	0	(5)
Pay(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2021		29,700	97	162	259	8	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		10,500	38	(274)	(236)	0	(3)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		23,800	(332)	(680)	(1,012)	0	(6)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		12,500	(29)	(222)	(251)	0	(10)
Receive	3-Month USD-LIBOR	1.570	Semi-Annual	02/27/2022		15,400	(34)	(284)	(318)	0	(12)
Pay(7)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		16,800	(46)	265	219	15	0
Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		6,950	0	(193)	(193)	0	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		5,950	0	(148)	(148)	2	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		7,050	0	(165)	(165)	2	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		4,450	0	(118)	(118)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		5,800	31	(333)	(302)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		18,400	(1,001)	(873)	(1,874)	0	(2)
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		1,000	8	(46)	(38)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		25,100	1,360	(4,775)	(3,415)	100	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		6,900	117	(672)	(555)	38	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		9,500	(185)	(634)	(819)	51	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		9,400	(44)	(1,122)	(1,166)	54	0
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		11,800	426	(1,046)	(620)	67	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		1,100	(2)	(406)	(408)	34	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		900	(4)	(267)	(271)	27	0
Pay(7)	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		4,600	87	668	755	0	(131)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	15	19	3	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(24)	70	46	1	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	55	55	0	(2)
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	12,500	17	25	42	0	(2)
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022		16,900	(7)	(4)	(11)	0	(3)
Pay	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		35,700	(334)	(169)	(503)	0	(7)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		8,800	0	38	38	0	(2)
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		3,600	119	122	241	0	(4)
Pay	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		26,400	(692)	328	(364)	10	(30)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		13,800	180	61	241	0	(17)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		3,650	324	(411)	(87)	46	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,700	258	26	284	0	(35)
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	17,400	(20)	135	115	0	(2)
Pay(7)	6-Month GBP-LIBOR	0.737	Semi-Annual	02/14/2024		12,600	0	31	31	1	0
Pay(7)	6-Month GBP-LIBOR	0.745	Semi-Annual	02/17/2024		19,100	0	49	49	2	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		19,300	159	425	584	12	0
Receive(7)	6-Month GBP-LIBOR	0.803	Semi-Annual	02/14/2028		2,550	0	(32)	(32)	0	(2)
Receive(7)	6-Month GBP-LIBOR	0.811	Semi-Annual	02/17/2028		3,900	0	(50)	(50)	0	(3)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		1,000	(12)	(9)	(21)	0	(1)
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2030		3,700	(14)	(177)	(191)	0	(7)
Receive(7)	6-Month GBP-LIBOR	0.672	Semi-Annual	02/26/2031		1,000	0	(10)	(10)	0	(1)
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		3,200	(70)	249	179	11	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		600	(11)	98	87	3	0
Pay(7)	6-Month GBP-LIBOR	0.722	Semi-Annual	02/26/2051		350	0	17	17	1	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	164,000	47	3	50	1	0
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		1,170,000	185	11	196	13	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	11/29/2029		1,080,000	5	13	18	13	0
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		130,881	(2)	67	65	5	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		20,000	(1)	19	18	1	0
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	1,700	0	48	48	2	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	21,800	(5)	32	27	3	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		18,100	(3)	26	23	2	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		27,400	(95)	93	(2)	5	0
Pay	UKRPI	3.386	Maturity	01/15/2030	GBP	800	0	9	9	1	0
Pay	UKRPI	3.436	Maturity	02/15/2030		500	0	7	7	0	0
Pay	UKRPI	3.450	Maturity	02/15/2030		1,400	2	22	24	1	0
Pay	UKRPI	3.453	Maturity	02/15/2030		2,800	0	50	50	2	0
							$1,073	$(8,415)	$(7,342)	$561	$(596)
Total Swap Agreements							$2,041	$(7,377)	$(5,336)	$1,094	$(633)
(m)	Securities with an aggregate market value of $4,671 and cash of $6,315 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Future styled option.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(8)			Unsettled variation margin asset of $25 for closed swap agreements is outstanding at period end.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2020	AUD	898		$587	$35	$0
	04/2020	CHF	470		485	0	(4)
	04/2020	GBP	20,131		25,956	952	0
	04/2020	ILS	989		272	0	(8)
	04/2020	NOK	21,590		2,036	0	(40)
	04/2020	SEK	4,308		429	0	(7)
	04/2020		$1,687	DKK	11,200	0	(33)
	05/2020		2,037	NOK	21,590	40	0
	05/2020		429	SEK	4,308	7	0
	06/2020	KRW	13,433,816		$11,328	278	0
	06/2020	PLN	3,715		963	66	0
	07/2020	ZAR	12,400		837	153	0
BPS	04/2020	AUD	2,169		1,437	103	0
	04/2020	BRL	6,110		1,357	181	0
	04/2020	CAD	8,098		5,692	18	(80)
	04/2020	EUR	1,758		1,966	27	0
	04/2020	GBP	3,692		4,674	116	(28)
	04/2020	NZD	2,207		1,395	78	0
	04/2020		$1,175	BRL	6,110	1	0
	04/2020		225	CAD	300	0	(12)
	04/2020		13,970	EUR	12,619	69	(122)
	04/2020		5,653	GBP	4,352	0	(247)
	04/2020		16,426	JPY	1,762,200	105	(142)
	04/2020		580	NOK	5,404	0	(61)
	05/2020	CAD	776		$551	0	(1)
	05/2020		$4,740	INR	348,248	0	(171)
	06/2020	IDR	19,881,323		$1,315	112	0
	06/2020		$936	CNH	6,509	0	(19)
	06/2020		175	TWD	5,211	0	(1)
	09/2020	HKD	2,687		$342	0	(4)
BRC	04/2020	INR	349,802		4,822	230	0
	04/2020	JPY	8,518,441		77,499	0	(1,724)
	04/2020		$25,293	DKK	174,036	417	0
	04/2020		31,052	GBP	25,398	494	0
	05/2020	GBP	25,397		$31,073	0	(496)
	06/2020		$1,363	CNH	9,510	0	(23)
	07/2020	DKK	174,036		$25,398	0	(396)
	09/2020		$3,765	HKD	29,527	41	0
CBK	04/2020	AUD	2,539		$1,675	113	0
	04/2020	BRL	1,850		409	53	0
	04/2020	CAD	23,615		17,385	634	(29)
	04/2020	CHF	7,539		7,821	0	(11)
	04/2020	DKK	555		83	1	0
	04/2020	EUR	91,075		99,967	94	(574)
	04/2020	GBP	5,318		6,906	301	0
	04/2020	JPY	47,900		435	0	(11)
	04/2020	MXN	29,389		1,293	56	0
	04/2020	PEN	6,545		1,942	36	0
	04/2020		$356	BRL	1,850	0	0
	04/2020		16,006	CAD	22,675	125	(18)
	04/2020		1	COP	2,036	0	0
	04/2020		2,145	DKK	14,920	59	0
	04/2020		3,230	EUR	2,943	45	(29)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

	04/2020		1,191	JPY	128,000	0	(1)
	04/2020		1,336	MXN	26,289	0	(231)
	04/2020		1,391	NZD	2,200	0	(78)
	04/2020		1,103	PEN	3,751	0	(11)
	04/2020		736	ZAR	11,357	0	(102)
	05/2020	CAD	16,583		$11,766	0	(22)
	05/2020	PEN	9,432		2,800	56	0
	05/2020		$7,836	CHF	7,539	9	0
	06/2020	CNH	17,578		$2,492	16	0
	06/2020	TWD	5,613		188	1	0
	06/2020		$180	RUB	14,335	2	0
	07/2020		889	PEN	3,090	8	0
	08/2020	PEN	3,751		$1,098	10	0
DUB	04/2020	BRL	12,063		2,488	167	0
	04/2020		$2,320	BRL	12,063	1	0
	05/2020		1,249		6,414	0	(17)
GLM	04/2020	BRL	798		$179	25	0
	04/2020	DKK	200,153		29,939	370	0
	04/2020	EUR	1,092		1,180	0	(24)
	04/2020	GBP	2,281	EUR	2,693	138	0
	04/2020	JPY	62,550		$580	0	(2)
	04/2020	MXN	754		34	3	0
	04/2020	RUB	4,300		55	0	0
	04/2020	SEK	7,397		767	20	0
	04/2020		$8,365	AUD	13,731	81	0
	04/2020		153	BRL	798	0	0
	04/2020		1,617	RUB	100,562	0	(335)
	05/2020	AUD	13,731		$8,366	0	(81)
	05/2020		$3,081	CAD	4,362	20	0
	05/2020		54	RUB	4,300	0	0
	06/2020		4	CLP	3,310	0	0
	07/2020	DKK	3,090		$454	0	(4)
HUS	04/2020	BRL	9,786		2,171	288	0
	04/2020	GBP	628		746	0	(34)
	04/2020	SEK	5,080		534	21	0
	04/2020		$1,882	BRL	9,786	1	0
	04/2020		625	GBP	530	34	0
	04/2020		4,767	INR	349,802	0	(175)
	04/2020		4,292	JPY	443,800	0	(164)
	04/2020		4,109	NZD	6,564	0	(193)
	04/2020		360	SEK	3,375	0	(19)
	05/2020	JPY	227,100		$2,112	0	(4)
	06/2020	CNH	306,311		43,732	583	0
	06/2020	HKD	3,683		474	0	(1)
	06/2020	IDR	28,460		2	0	0
IND	04/2020		$977	EUR	900	15	0
	05/2020		2,810		2,537	0	(8)
JPM	04/2020		4,875	CAD	6,575	6	(208)
	04/2020		5,087	EUR	4,556	0	(62)
	04/2020	ZAR	3,279		$209	25	0
	05/2020	INR	173,974		2,414	131	0
	05/2020		$213	CAD	300	1	0
	06/2020	CNH	2,838		$406	6	0
	06/2020	IDR	5,706,230		401	55	0
MYI	04/2020	AUD	8,945		5,884	382	0
	04/2020	CHF	20		21	0	0
	04/2020	EUR	2,648		2,963	43	0
	04/2020	NOK	5,350		571	56	0
	04/2020	NZD	6,588		4,172	241	0
	04/2020		$8,603	CHF	8,029	10	(271)
	04/2020		464	GBP	400	33	0
	04/2020		56,582	JPY	6,109,141	234	0
	04/2020		3,966	NZD	6,595	0	(31)
	05/2020	JPY	6,109,141		$56,703	0	(206)
	05/2020	NZD	6,595		3,965	31	0
	06/2020	IDR	2,576,940		174	18	0
	06/2020		$4,381	IDR	60,831,611	0	(697)
	06/2021		38	EUR	30	0	(5)
RBC	04/2020	CAD	1,250		$906	18	0
RYL	04/2020		$807	SEK	8,330	35	0
	05/2020		2,921	MXN	57,298	0	(517)
SCX	04/2020	AUD	78		$51	3	0
	04/2020		$357	CAD	500	0	(1)
	04/2020		1,124	JPY	123,200	22	0
	05/2020	EUR	70,984		$77,986	0	(402)
	05/2020		$93	RUB	7,361	0	0
	06/2020	PLN	3,171		$821	54	0
	06/2020		$7,545	CNH	52,948	0	(86)
	09/2020	HKD	27,161		$3,456	0	(45)
SOG	04/2020		$46	RUB	3,586	0	(1)
	05/2020		158		12,380	0	(1)
	06/2020		405		31,577	0	(5)
SSB	04/2020		6,978	BRL	30,608	0	(1,087)
	05/2020	INR	174,274		$2,424	137	0
TOR	04/2020		$2,633	CAD	3,613	0	(66)
	04/2020		2,199	EUR	1,923	0	(78)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

UAG	04/2020	CAD	775	$581	30	0
04/2020	CHF	2,239	2,345	19	0
04/2020	RUB	4,513	57	0	(1)
04/2020	$2,867	NOK	26,940	0	(275)
04/2020	184	RUB	14,621	2	0
06/2020	331	26,841	9	0
Total Forward Foreign Currency Contracts	$8,510	$(9,842)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC EUR versus GBP	GBP	0.833	04/22/2020	$5,132	$30	$3
Put - OTC EUR versus USD	$1.085	04/08/2020	3,946	14	8
$44	$11
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	$1,900	$78	$26
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	800	32	11
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	2,000	148	54
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	800	49	47
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.005	06/08/2020	1,700	68	2
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.984	06/09/2020	1,000	38	1
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	1,700	126	44
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	1,300	51	17
$590	$202
Total Purchased Options	$634	$213
WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC EUR versus RUB	RUB	73.000	04/02/2020	$2,406	$(23)	$(410)
Call - OTC EUR versus USD	$1.105	04/08/2020	3,946	(16)	(24)
HUS	Call - OTC EUR versus CNH	CNH	7.850	04/02/2020	2,590	(13)	(6)
$(52)	$(440)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	$15,800	$(78)	$(6)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	6,900	(31)	(4)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	16,600	(147)	(16)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/06/2020	21,200	(30)	(235)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/11/2020	21,200	(30)	(236)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	2,250	(47)	(47)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/27/2020	700	(22)	(35)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/28/2020	1,100	(44)	(56)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	300	(9)	(15)
MYC	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/08/2020	40,800	(68)	0
Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/09/2020	24,000	(38)	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	918,000	(3)	(6)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	14,100	(126)	(12)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	11,000	(51)	(6)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	600	(20)	(30)
$(744)	$(704)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	$9,500	$(10)	$(14)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/08/2022	5,250	(5)	(8)
$(15)	$(22)
Total Written Options	$(811)	$(1,166)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value (7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.159%	$200	$(7)	$3	$0	$(4)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	1,700	(61)	29	0	(32)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	3,000	(73)	(2)	0	(75)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.263	800	(15)	(4)	0	(19)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	1,200	(41)	18	0	(23)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	2,000	(51)	1	0	(50)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	1,000	(35)	16	0	(19)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.263	1,600	(31)	(7)	0	(38)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	1,700	(60)	28	0	(32)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	800	(20)	0	0	(20)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	200	(5)	0	0	(5)
$(399)	$82	$0	$(317)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value (7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	3.864%	$900	$(40)	$(59)	$0	$(99)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	3.617	400	(20)	(11)	0	(31)
$(60)	$(70)	$0	$(130)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	4,200	$2,898	$1	$(295)	$0	$(294)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Floating rate equal to 3-Month EUR-EURIBOR less 0.172% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/23/2030	EUR	3,300	3,664	15	(42)	0	(27)
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	4,100	2,829	(15)	(272)	0	(287)
MYI	Floating rate equal to 3-Month EUR-EURIBOR less 0.162% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/18/2030	EUR	1,700	1,898	(9)	(4)	0	(13)
$(8)	$(613)	$0	$(621)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	3-Month ILS-TELBOR	1.180%	Annual	01/30/2024	ILS	8,500	$0	$73	$73	$0
Pay	3-Month ILS-TELBOR	1.786	Annual	05/01/2029	1,400	0	39	39	0
CBK	Pay	3-Month ILS-TELBOR	1.755	Annual	04/29/2029	2,100	0	57	57	0
GLM	Pay	3-Month ILS-TELBOR	1.780	Annual	04/22/2029	1,800	0	50	50	0
Pay	3-Month ILS-TELBOR	1.779	Annual	04/30/2029	1,800	0	50	50	0
HUS	Pay	3-Month ILS-TELBOR	1.785	Annual	04/25/2029	800	0	23	23	0
JPM	Pay	3-Month ILS-TELBOR	1.775	Annual	04/25/2029	2,100	1	58	59	0
$1	$350	$351	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.116% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2020	$5,500	$0	$(705)	$0	$(705)
Total Swap Agreements	$(466)	$(956)	$351	$(1,773)
(o)

Securities with an aggregate market value of $4,989 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$43	$0	$43
Sovereign Issues	0	232	0	232
Australia
Asset-Backed Securities	0	225	0	225
Corporate Bonds & Notes	0	308	0	308
Non-Agency Mortgage-Backed Securities	0	2,019	0	2,019
Sovereign Issues	0	8,063	0	8,063
Brazil
Corporate Bonds & Notes	0	1,823	0	1,823
Canada
Corporate Bonds & Notes	0	2,252	0	2,252
Non-Agency Mortgage-Backed Securities	0	1,776	0	1,776
Sovereign Issues	0	3,987	0	3,987
Cayman Islands
Asset-Backed Securities	0	12,502	0	12,502
Corporate Bonds & Notes	0	7,688	0	7,688
China
Sovereign Issues	0	35,869	0	35,869
Denmark
Corporate Bonds & Notes	0	28,363	0	28,363
Finland
Sovereign Issues	0	6,168	0	6,168
France
Corporate Bonds & Notes	0	1,373	0	1,373
Sovereign Issues	0	13,216	0	13,216
Germany
Corporate Bonds & Notes	0	8,274	0	8,274
Guernsey, Channel Islands
Corporate Bonds & Notes	0	819	0	819
Hong Kong
Corporate Bonds & Notes	0	426	0	426
India
Corporate Bonds & Notes	0	589	0	589
Indonesia
Corporate Bonds & Notes	0	302	0	302
Ireland
Asset-Backed Securities	0	4,747	0	4,747
Corporate Bonds & Notes	0	1,377	0	1,377
Israel
Sovereign Issues	0	854	0	854
Italy
Corporate Bonds & Notes	0	5,206	0	5,206
Sovereign Issues	0	10,010	0	10,010
Japan
Corporate Bonds & Notes	0	7,756	0	7,756
Sovereign Issues	0	78,393	0	78,393
Kuwait
Sovereign Issues	0	3,120	0	3,120
Lithuania
Sovereign Issues	0	1,743	0	1,743
Luxembourg
Corporate Bonds & Notes	0	1,704	0	1,704
Multinational
Corporate Bonds & Notes	0	711	0	711
Netherlands
Asset-Backed Securities	0	1,848	0	1,848
Corporate Bonds & Notes	0	5,355	0	5,355
Preferred Securities	0	151	0	151
Norway
Corporate Bonds & Notes	0	535	0	535
Peru
Corporate Bonds & Notes	0	561	0	561
Sovereign Issues	0	3,594	0	3,594
Poland
Corporate Bonds & Notes	0	222	0	222
Sovereign Issues	0	1,640	0	1,640
Qatar
Sovereign Issues	0	8,902	0	8,902
Saudi Arabia
Corporate Bonds & Notes	0	392	0	392
Sovereign Issues	0	7,992	0	7,992
Singapore
Corporate Bonds & Notes	0	3,513	0	3,513
Slovenia
Sovereign Issues	0	1,600	0	1,600
South Africa

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2020 (Unaudited)

Sovereign Issues	0	413	0	413
South Korea
Corporate Bonds & Notes	0	401	0	401
Sovereign Issues	0	11,156	0	11,156
Spain
Corporate Bonds & Notes	0	1,421	0	1,421
Preferred Securities	0	1,660	0	1,660
Sovereign Issues	0	23,837	0	23,837
Supranational
Corporate Bonds & Notes	0	549	0	549
Sweden
Corporate Bonds & Notes	0	1,090	0	1,090
Switzerland
Corporate Bonds & Notes	0	2,043	0	2,043
United Arab Emirates
Corporate Bonds & Notes	0	199	0	199
Sovereign Issues	0	1,423	0	1,423
United Kingdom
Corporate Bonds & Notes	0	44,213	0	44,213
Non-Agency Mortgage-Backed Securities	0	21,867	0	21,867
Preferred Securities	0	156	0	156
Sovereign Issues	0	4,169	0	4,169
United States
Asset-Backed Securities	0	33,309	0	33,309
Corporate Bonds & Notes	0	56,069	0	56,069
Loan Participations and Assignments	0	916	0	916
Non-Agency Mortgage-Backed Securities	0	9,516	0	9,516
Preferred Securities	0	1,406	0	1,406
U.S. Government Agencies	0	225,118	0	225,118
U.S. Treasury Obligations	0	42,680	0	42,680
Short-Term Instruments
Commercial Paper	0	883	0	883
Repurchase Agreements	0	1,150	0	1,150
Argentina Treasury Bills	0	24	0	24
South Africa Treasury Bills	0	682	0	682
U.S. Treasury Bills	0	2,522	0	2,522
	$0	$777,115	$0	$777,115
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,815	$0	$0	$26,815
Total Investments	$26,815	$777,115	$0	$803,930
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(5,858)	$0	$(5,858)
United States
U.S. Government Agencies	0	(421)	0	(421)
	$0	$(6,279)	$0	$(6,279)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	405	1,111	0	1,516
Over the counter	0	9,074	0	9,074
	$405	$10,185	$0	$10,590
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,267)	(633)	0	(1,900)
Over the counter	0	(12,781)	0	(12,781)
	$(1,267)	$(13,414)	$0	$(14,681)
Total Financial Derivative Instruments	$(862)	$(3,229)	$0	$(4,091)
Totals	$25,953	$767,607	$0	$793,560

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.4% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	250	$3
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~		480	4
38.039% (ARLLMONP) due 06/21/2020 ~		890	6
Autonomous City of Buenos Aires Argentina 37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		30	0
Provincia de Buenos Aires 37.463% (BADLARPP + 3.750%) due 04/12/2025 ~		100	1
			11
Total Argentina (Cost $70)			14
AUSTRALIA 2.4%
CORPORATE BONDS & NOTES 0.8%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$100	103
Woodside Finance Ltd. 4.600% due 05/10/2021		100	99
			202
SOVEREIGN ISSUES 1.6%
New South Wales Treasury Corp.
2.000% due 03/20/2031	AUD	70	45
2.750% due 11/20/2025 (f)		133	91
3.000% due 02/20/2030		50	35
Queensland Treasury Corp.
1.750% due 08/21/2031		20	13
3.500% due 08/21/2030		150	110
Treasury Corp. of Victoria
1.500% due 11/20/2030		200	123
4.250% due 12/20/2032		20	16
			433
Total Australia (Cost $708)			635
BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
5.093% due 01/15/2030		$104	95
6.125% due 01/17/2022		34	34
Total Brazil (Cost $143)			129
CANADA 1.1%
CORPORATE BONDS & NOTES 0.4%
Enbridge, Inc. 1.441% (US0003M + 0.700%) due 06/15/2020 ~		$100	99
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Canadian Mortgage Pools 2.043% (CDOR01 + 0.300%) due 07/01/2020 ~	CAD	45	32
SOVEREIGN ISSUES 0.6%
Province of Ontario 2.600% due 06/02/2027		200	151

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Total Canada (Cost $291)			282
CAYMAN ISLANDS 3.0%
ASSET-BACKED SECURITIES 1.5%
Crown Point CLO Ltd. 2.989% due 10/20/2028 •		$100	97
Dryden Senior Loan Fund 2.731% due 10/15/2027 •		98	94
Monarch Grove CLO 2.674% due 01/25/2028 •		100	97
Zais CLO Ltd. 2.981% due 04/15/2028 •		100	97
			385
CORPORATE BONDS & NOTES 1.5%
QNB Finance Ltd. 2.988% (US0003M + 1.350%) due 05/31/2021 ~		200	192
Sands China Ltd. 5.400% due 08/08/2028		200	189
			381
Total Cayman Islands (Cost $799)			766
CHINA 6.6%
SOVEREIGN ISSUES 6.6%
China Development Bank
3.680% due 02/26/2026	CNY	2,700	396
4.040% due 04/10/2027		600	89
4.240% due 08/24/2027		8,300	1,255
Total China (Cost $1,724)			1,740
DENMARK 5.3%
CORPORATE BONDS & NOTES 5.3%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	1,095	155
1.500% due 10/01/2050		385	57
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,500	353
2.000% due 10/01/2050		1,142	173
2.500% due 10/01/2037		27	4
3.000% due 10/01/2047		15	2
Nykredit Realkredit A/S
1.000% due 10/01/2050		2,697	380
1.500% due 10/01/2050		1,529	225
2.500% due 10/01/2036		27	4
2.500% due 10/01/2047		23	4
Realkredit Danmark A/S
2.000% due 10/01/2050		117	18
2.500% due 04/01/2036		29	4
2.500% due 07/01/2047		18	3
3.000% due 07/01/2046		12	2
Total Denmark (Cost $1,433)			1,384
FINLAND 1.3%
SOVEREIGN ISSUES 1.3%
Finland Government Bond 0.500% due 04/15/2026 (i)	EUR	300	346
Total Finland (Cost $348)			346
FRANCE 4.4%
CORPORATE BONDS & NOTES 0.8%
Danone S.A. 2.077% due 11/02/2021		$200	200
SOVEREIGN ISSUES 3.6%
France Government International Bond
2.000% due 05/25/2048 (i)	EUR	400	581

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

3.250% due 05/25/2045 (i)		200	352
			933
Total France (Cost $903)			1,133
GERMANY 2.9%
CORPORATE BONDS & NOTES 2.9%
Deutsche Bank AG
2.625% due 02/12/2026	EUR	100	100
2.700% due 07/13/2020		$100	98
4.250% due 10/14/2021		200	191
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	100	88
Kreditanstalt fuer Wiederaufbau 6.000% due 08/20/2020	AUD	100	63
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	100	109
1.875% due 01/31/2024		100	108
Total Germany (Cost $866)			757
IRELAND 2.5%
ASSET-BACKED SECURITIES 2.0%
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	250	267
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		250	258
			525
SOVEREIGN ISSUES 0.5%
Ireland Government International Bond 5.400% due 03/13/2025 (i)		100	141
Total Ireland (Cost $685)			666
ITALY 4.0%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
1.085% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	100	109
1.314% (EUR003M + 1.700%) due 10/25/2021 ~		100	111
			220
SOVEREIGN ISSUES 3.2%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (i)		200	226
2.100% due 07/15/2026 (i)		100	117
2.450% due 10/01/2023		50	59
2.450% due 09/01/2050		30	33
2.500% due 11/15/2025 (i)		100	119
2.950% due 09/01/2038		100	124
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	154
			832
Total Italy (Cost $1,046)			1,052
JAPAN 19.1%
CORPORATE BONDS & NOTES 1.5%
Central Nippon Expressway Co. Ltd. 2.291% (US0003M + 0.540%) due 08/04/2020 ~		$200	198
Sumitomo Mitsui Financial Group, Inc. 2.679% (US0003M + 1.680%) due 03/09/2021 ~		200	198
			396
SOVEREIGN ISSUES 17.6%
Japan Finance Organization for Municipalities 2.625% due 04/20/2022		200	207
Japan Government International Bond
0.100% due 03/10/2028	JPY	30,407	283
0.100% due 03/20/2029		160,000	1,507
0.100% due 06/20/2029		40,000	376
0.300% due 06/20/2046		35,000	317
0.500% due 09/20/2046		53,000	505
0.500% due 03/20/2049		10,000	95
0.700% due 12/20/2048		35,000	350

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

1.200% due 09/20/2035		61,000	646
1.300% due 06/20/2035		30,000	322
			4,608
Total Japan (Cost $4,957)			5,004
JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Heathrow Funding Ltd. 4.875% due 07/15/2023		$100	106
Total Jersey, Channel Islands (Cost $103)			106
KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond 3.500% due 03/20/2027		$200	208
Total Kuwait (Cost $199)			208
NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Telekom International Finance BV 1.950% due 09/19/2021		$200	198
Total Netherlands (Cost $196)			198
PERU 0.8%
SOVEREIGN ISSUES 0.8%
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	28
5.940% due 02/12/2029		73	23
6.350% due 08/12/2028		400	129
6.950% due 08/12/2031		79	27
Total Peru (Cost $206)			207
POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond 2.250% due 04/25/2022	PLN	400	99
Total Poland (Cost $101)			99
QATAR 2.4%
SOVEREIGN ISSUES 2.4%
Qatar Government International Bond
3.875% due 04/23/2023		$200	206
4.000% due 03/14/2029		200	215
4.500% due 04/23/2028		200	220
Total Qatar (Cost $600)			641
RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	3,700	50
Total Russia (Cost $58)			50
SAUDI ARABIA 0.8%
SOVEREIGN ISSUES 0.8%
Saudi Government International Bond 2.375% due 10/26/2021		$200	198
Total Saudi Arabia (Cost $199)			198
SOUTH KOREA 2.3%
SOVEREIGN ISSUES 2.3%
Korea Government International Bond
2.125% due 06/10/2027	KRW	65,000	55

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

2.375% due 12/10/2027		80,000	70
2.375% due 12/10/2028		330,000	289
2.625% due 06/10/2028		130,000	116
5.500% due 03/10/2028		80,000	85
Total South Korea (Cost $645)			615
SPAIN 4.9%
		SHARES
PREFERRED SECURITIES 0.4%
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		100,000	100
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 4.5%
Spain Government International Bond
0.250% due 07/30/2024	EUR	100	111
0.600% due 10/31/2029 (i)		250	275
1.400% due 07/30/2028 (i)		400	472
1.450% due 04/30/2029 (i)		150	178
2.900% due 10/31/2046 (i)		100	145
			1,181
Total Spain (Cost $1,286)			1,281
UNITED ARAB EMIRATES 0.8%
SOVEREIGN ISSUES 0.8%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		$200	201
Total United Arab Emirates (Cost $200)			201
UNITED KINGDOM 16.2%
CORPORATE BONDS & NOTES 10.9%
Barclays PLC
3.122% (US0003M + 1.430%) due 02/15/2023 ~		$200	188
3.932% due 05/07/2025 •		200	192
4.610% due 02/15/2023 •		200	204
BG Energy Capital PLC 4.000% due 10/15/2021		200	201
Clydesdale Bank PLC 2.250% due 04/21/2020	GBP	100	124
HSBC Holdings PLC
4.041% due 03/13/2028 •		$200	204
6.750% due 09/11/2028	GBP	50	75
Lloyds Bank PLC 4.875% due 03/30/2027		100	156
Lloyds Banking Group PLC 3.900% due 03/12/2024		$200	203
Marks & Spencer PLC 3.000% due 12/08/2023	GBP	100	119
Nationwide Building Society 4.363% due 08/01/2024 •		$200	201
Natwest Markets PLC 0.625% due 03/02/2022	EUR	100	108
Royal Bank of Scotland Group PLC
5.076% due 01/27/2030 •		$200	218
7.500% due 08/10/2020 •(g)(h)		200	185
Santander UK Group Holdings PLC
2.875% due 10/16/2020		200	200
3.571% due 01/10/2023		200	199
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	48	75
			2,852
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Brunel Residential Mortgage Securitisation PLC 0.972% due 01/13/2039 •		80	93
Eurosail PLC
0.000% due 12/10/2044 •	EUR	17	18
0.000% due 03/13/2045 •		23	25
0.666% due 03/13/2045 •	GBP	46	56

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Hawksmoor Mortgages 1.761% due 05/25/2053 •		231	282
Kensington Mortgage Securities PLC 0.000% due 06/14/2040 •	EUR	29	28
Mansard Mortgages PLC 1.137% due 12/15/2049 •	GBP	77	89
Newgate Funding PLC 1.487% due 12/15/2050 •		116	126
Ripon Mortgages PLC 1.551% due 08/20/2056 •		71	86
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	88	92
0.630% due 06/12/2044 •	GBP	102	109
Silverstone Master Issuer PLC 1.461% due 01/21/2070 •		83	102
			1,106
SOVEREIGN ISSUES 1.1%
United Kingdom Gilt 3.250% due 01/22/2044 (i)		150	283
Total United Kingdom (Cost $4,390)			4,241
UNITED STATES 61.1%
ASSET-BACKED SECURITIES 5.6%
Citigroup Mortgage Loan Trust, Inc. 1.207% due 06/25/2037 •		$200	178
Countrywide Asset-Backed Certificates
1.087% due 07/25/2037 •		22	18
1.167% due 06/25/2047 •		300	265
1.187% due 04/25/2037 •		44	32
Countrywide Asset-Backed Certificates Trust 1.607% due 08/25/2035 •		155	145
Renaissance Home Equity Loan Trust 3.497% due 12/25/2032 •		52	49
Saxon Asset Securities Trust 2.697% due 12/25/2037 •		62	50
SG Mortgage Securities Trust 1.097% due 10/25/2036 •		200	171
Structured Asset Investment Loan Trust 2.672% due 10/25/2034 •		116	95
Structured Asset Securities Corp. Mortgage Loan Trust 1.082% due 07/25/2036 •		13	12
Terwin Mortgage Trust 1.887% due 11/25/2033 •		2	2
Towd Point Mortgage Trust
1.947% due 05/25/2058 •		71	70
2.900% due 10/25/2059 ~		281	275
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		100	102
			1,464
CORPORATE BONDS & NOTES 11.0%
AT&T, Inc.
1.964% (US0003M + 1.180%) due 06/12/2024 ~		100	93
2.330% (US0003M + 0.750%) due 06/01/2021 ~		200	194
2.781% (US0003M + 0.950%) due 07/15/2021 ~		100	98
Becton Dickinson and Co. 3.250% due 11/12/2020		100	100
Campbell Soup Co. 3.300% due 03/15/2021		100	100
CNH Industrial Capital LLC 4.875% due 04/01/2021		100	98
CVS Health Corp. 3.700% due 03/09/2023		100	104
Dell International LLC 4.420% due 06/15/2021		100	101
Discovery Communications LLC 2.800% due 06/15/2020		100	100
Energy Transfer Operating LP 4.650% due 06/01/2021		100	97
ERAC USA Finance LLC 2.600% due 12/01/2021		100	100
Ford Motor Credit Co. LLC 2.425% due 06/12/2020		200	195
General Electric Co. 6.250% due 09/29/2020	GBP	100	126
General Motors Financial Co., Inc. 2.728% (US0003M + 0.850%) due 04/09/2021 ~		$100	90
Komatsu Finance America, Inc. 2.118% due 09/11/2020		200	200

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Kraft Heinz Foods Co. 2.304% (US0003M + 0.570%) due 02/10/2021 ~	100	95
Mid-America Apartments LP 4.200% due 06/15/2028	100	104
MUFG Americas Holdings Corp. 3.000% due 02/10/2025	80	74
Nissan Motor Acceptance Corp. 2.065% due 09/28/2022 •	100	93
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	100	104
Rockwell Collins, Inc. 2.800% due 03/15/2022	100	101
Springleaf Finance Corp. 8.250% due 12/15/2020	100	101
Time Warner Cable LLC 4.125% due 02/15/2021	100	100
Verizon Communications, Inc. 2.625% due 08/15/2026	100	104
Zimmer Biomet Holdings, Inc.
1.802% (US0003M + 0.750%) due 03/19/2021 ~	100	99
3.550% due 04/01/2025	100	101
		2,872
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC 2.740% (LIBOR03M + 1.750%) due 02/01/2027 ~	96	93
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	76	72
Bear Stearns ALT-A Trust 3.775% due 11/25/2036 ^~	71	53
Chase Mortgage Finance Trust 3.896% due 07/25/2037 ~	3	3
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 •	4	3
Commercial Mortgage Trust 1.690% due 07/10/2046 ~(a)	121	0
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	143	108
Countrywide Alternative Loan Trust 1.647% due 05/25/2036 •	243	103
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047	57	42
DBUBS Mortgage Trust
0.302% due 11/10/2046 ~(a)	200	0
0.687% due 11/10/2046 ~(a)	86	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.137% due 08/25/2047 •	112	81
First Horizon Mortgage Pass-Through Trust 4.096% due 05/25/2037 ^~	16	10
GSR Mortgage Loan Trust 4.154% due 11/25/2035 ~	36	34
HarborView Mortgage Loan Trust 1.310% due 02/19/2036 •	186	133
Impac CMB Trust 1.667% due 10/25/2034 •	47	43
IndyMac Mortgage Loan Trust 1.427% due 07/25/2035 •	15	13
JPMorgan Alternative Loan Trust 3.907% due 12/25/2035 ^~	45	35
JPMorgan Chase Commercial Mortgage Securities Trust 4.070% due 11/15/2043	110	108
JPMorgan Mortgage Trust 3.740% due 02/25/2036 ^~	9	7
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.565% due 08/15/2032 •	18	16
Merrill Lynch Mortgage Investors Trust 3.732% due 02/25/2035 ~	5	4
Morgan Stanley Bank of America Merrill Lynch Trust 0.978% due 12/15/2048 ~(a)	279	6
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	98	99
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	95	95
Structured Asset Securities Corp. 1.227% due 01/25/2036 •	15	13
Thornburg Mortgage Securities Trust 2.187% due 06/25/2047 ^•	8	6
WaMu Mortgage Pass-Through Certificates Trust
3.624% due 03/25/2035 ~	37	34
3.812% due 09/25/2036 ~	9	7

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

3.838% due 03/25/2034 ~		40	37
			1,165
		SHARES
PREFERRED SECURITIES 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		50,000	51
		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 30.4%
Fannie Mae 3.500% due 08/01/2058 - 01/01/2059		185	200
Fannie Mae, TBA 3.000% due 06/01/2040		1,100	1,150
Freddie Mac
1.305% due 12/15/2037 •		3	3
2.005% due 01/15/2038 •		35	35
2.441% due 01/15/2038 ~(a)		35	2
NCUA Guaranteed Notes 1.576% due 12/08/2020 •		65	65
Small Business Administration 5.980% due 05/01/2022		7	7
Uniform Mortgage-Backed Security 3.000% due 10/01/2049		99	105
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050		3,000	3,096
3.500% due 05/01/2050		1,400	1,481
4.000% due 05/01/2050		1,400	1,494
4.500% due 05/01/2050		300	323
			7,961
U.S. TREASURY OBLIGATIONS 9.0%
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025 (l)		109	111
0.500% due 01/15/2028 (i)(l)		732	763
2.500% due 01/15/2029 (l)		120	148
U.S. Treasury Notes
1.625% due 08/15/2029 (i)		200	217
1.750% due 11/15/2029 (i)		200	220
2.875% due 04/30/2025 (i)(l)		800	899
			2,358
Total United States (Cost $15,541)			15,964
SHORT-TERM INSTRUMENTS 1.5%
ARGENTINA TREASURY BILLS 0.0%
32.393% due 08/28/2020 ~	ARS	132	1
53.823% due 05/13/2020 (d)(e)		90	1
			2
U.S. TREASURY BILLS 1.5%
0.010% due 06/18/2020 (c)(d)(l)		$382	382
Total Short-Term Instruments (Cost $385)			384
Total Investments in Securities (Cost $38,082)			38,301
		SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short Asset Portfolio		1,431	14
PIMCO Short-Term Floating NAV Portfolio III		11,219	110

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $125)	124
Total Investments in Affiliates (Cost $125)	124
Total Investments 146.9% (Cost $38,207)	$38,425
Financial Derivative Instruments (j)(k) (5.0)%(Cost or Premiums, net $85)	(1,298)
Other Assets and Liabilities, net (41.9)%	(10,974)
Net Assets 100.0%	$26,153

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.960%	03/27/2020	04/15/2020	$(434)	$(434)
1.100	03/19/2020	04/20/2020	(297)	(297)
1.700	01/10/2020	04/09/2020	(424)	(426)
1.730	02/25/2020	04/07/2020	(323)	(324)
BPS	(0.450)	02/25/2020	05/27/2020	EUR	(320)	(352)
(0.450)	02/27/2020	05/27/2020	(571)	(630)
(0.430)	02/27/2020	05/27/2020	(369)	(407)
(0.420)	02/27/2020	05/27/2020	(135)	(149)
(0.410)	02/27/2020	05/27/2020	(637)	(702)
(0.400)	02/27/2020	05/27/2020	(446)	(492)
0.830	02/12/2020	05/13/2020	GBP	(146)	(181)
IND	(0.420)	02/27/2020	05/27/2020	EUR	(342)	(377)
Total Reverse Repurchase Agreements	$(4,771)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Canada (0.9)%
Sovereign Issues (0.9)%
Canada Government International Bond	2.750%	12/01/2048	CAD	234	$(239)	$(225)
Total Short Sales (0.9)%	$(239)	$(225)
(i)	Securities with an aggregate market value of $4,692 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(4,523) at a weighted average interest rate of 0.268%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $2 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	$113.000	05/22/2020	10	$10	$0	$0
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	151.000	05/22/2020	1	1	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	200.000	05/22/2020	7	7	7	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures	123.000	05/22/2020	1	1	0	0
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	2	5	1	1
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	1	3	0	1
Call - MSE Canada Government 10-Year Bond June 2020 Futures	CAD	189.000	05/15/2020	3	3	0	0
Total Purchased Options	$8	$2
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	06/2020	12	$864	$4	$1	$0
Call Options Strike @ EUR 113.200 on Euro-Schatz June 2020 Futures (1)	05/2020	16	0	1	0	0
Call Options Strike @ EUR 113.400 on Euro-Schatz June 2020 Futures (1)	05/2020	4	0	0	0	0
Call Options Strike @ EUR 116.500 on Euro-Schatz June 2020 Futures (1)	05/2020	18	0	0	0	0
Call Options Strike @ EUR 185.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	5	0	0	0	0
Call Options Strike @ EUR 187.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	7	0	1	0	0
Call Options Strike @ EUR 189.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	5	0	0	0	0
Call Options Strike @ EUR 194.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	5	0	0	0	0
Call Options Strike @ EUR 197.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	1	0	0	0	0
Call Options Strike @ EUR 198.000 on Euro-OAT France Government 10-Year Bond June 2020 Futures (1)	05/2020	3	0	0	0	0
Call Options Strike @ GBP 152.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	4	0	0	0	0
Call Options Strike @ GBP 162.000 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	2	0	0	0	0
Euro-Bobl June Futures	06/2020	2	298	(2)	1	(1)
Euro-BTP Italy Government Bond June Futures	06/2020	14	2,183	(100)	0	(37)
Euro-Buxl 30-Year Bond June Futures	06/2020	1	231	(9)	3	(5)
Put Options Strike @ EUR 106.000 on Euro-BTP Italy Government Bond June 2020 Futures (1)	05/2020	14	0	0	0	0
Put Options Strike @ EUR 130.500 on Euro-Bobl June 2020 Futures (1)	05/2020	2	0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2020	10	1,254	50	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	1	222	27	0	(3)
$(28)	$5	$(46)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2020	3	$(278)	$3	$0	$(4)
Call Options Strike @ EUR 177.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	2	(1)	1	1	0
Canada Government 10-Year Bond June Futures	06/2020	5	(523)	(24)	0	(1)
Euro-Bund 10-Year Bond June Futures	06/2020	10	(1,903)	(15)	12	(11)
Euro-OAT France Government 10-Year Bond June Futures	06/2020	4	(738)	21	6	(4)
Euro-Schatz June Futures	06/2020	25	(3,093)	(2)	1	(2)
U.S. Treasury 10-Year Note June Futures	06/2020	11	(1,526)	(15)	1	0
United Kingdom Long Gilt June Futures	06/2020	1	(169)	(3)	1	(1)
$(34)	$22	$(23)
Total Futures Contracts	$(62)	$27	$(69)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin (7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Reynolds American, Inc.	(1.000)%	Quarterly	12/20/2020	0.048%	$100	$(3)	$2	$(1)	$0	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.095	EUR	100	(2)	1	(1)	0	0
$(5)	$3	$(2)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin (7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.348%	$100	$0	$2	$2	$0	$0
Tesco PLC	1.000	Quarterly	06/20/2022	0.423	EUR	100	0	1	1	0	0
$0	$3	$3	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin (7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029	$400	$0	$12	$12	$3	$0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	1,900	5	57	62	16	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	600	(4)	16	12	1	0
$1	$85	$86	$20	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin (7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 5-Year Index	1.000%	Quarterly	12/20/2024	$200	$6	$(7)	$(1)	$0	$(1)
iTraxx Crossover 32 5-Year Index	5.000	Quarterly	12/20/2024	EUR	250	37	(42)	(5)	1	0
iTraxx Europe Main 32 5-Year Index	1.000	Quarterly	12/20/2024	500	6	(4)	2	0	(1)
$49	$(53)	$(4)	$1	$(1)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin (7)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$4,200	$0	$(1)	$(1)	$0	$0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	3,100	0	(1)	(1)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	300	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	300	0	1	1	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	1,300	0	2	2	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	1,300	0	0	0	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	200	0	0	0	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	700	0	(1)	(1)	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	600	0	(1)	(1)	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	400	0	(1)	(1)	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	100	0	0	0	0	0
$0	$(2)	$(2)	$1	$(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin (7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.905%	Quarterly	12/03/2039	GBP	100	$0	$(6)	$(6)	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		$100	0	(13)	(13)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		100	0	(13)	(13)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		200	0	(27)	(27)	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	200	0	1	1	0	0
Pay(8)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		100	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		400	0	3	3	0	(1)
Pay(8)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		100	(1)	3	2	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		900	24	55	79	0	(4)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		200	0	8	8	0	(1)
Receive	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		200	(9)	(1)	(10)	1	0
Pay(8)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		500	(10)	23	13	0	(2)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		300	(41)	55	14	0	(5)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		100	(1)	24	23	0	(2)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	0	19	19	0	(2)
Pay(8)	3-Month GBP-LIBOR	1.080	Quarterly	12/03/2039	GBP	100	0	6	6	0	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	8	(2)	6	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$6,500	129	(167)	(38)	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		200	1	(6)	(5)	0	0
Pay(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2021		1,500	5	8	13	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		500	2	(13)	(11)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		500	(7)	(14)	(21)	0	0
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		600	(1)	(11)	(12)	0	(1)
Receive	3-Month USD-LIBOR	1.570	Semi-Annual	02/27/2022		800	(2)	(15)	(17)	0	(1)
Pay(8)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		800	(2)	12	10	1	0
Receive(8)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		300	0	(8)	(8)	0	0
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		350	0	(9)	(9)	0	0
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		350	0	(8)	(8)	0	0
Receive(8)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		250	0	(7)	(7)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		1,100	(60)	(52)	(112)	0	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		100	2	(6)	(4)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		100	(3)	(13)	(16)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,000	65	(201)	(136)	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		250	2	(22)	(20)	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		700	(13)	(47)	(60)	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		500	(2)	(60)	(62)	3	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		600	19	(51)	(32)	3	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		50	(1)	(9)	(10)	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		100	0	(20)	(20)	3	0
Pay(8)	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		200	4	29	33	0	(6)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	1	1	0	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	200	(1)	8	7	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	200	0	(1)	(1)	0	0
Receive(8)	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022		500	(1)	1	0	0	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		2,500	(24)	(11)	(35)	0	(1)
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		200	7	6	13	0	0
Pay	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,500	(44)	23	(21)	0	(2)
Pay(8)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		850	7	8	15	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	250	23	(29)	(6)	3	0
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	50	9	(4)	5	0	(1)
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	400	(1)	4	3	0	0
Pay(8)	6-Month GBP-LIBOR	0.737	Semi-Annual	02/14/2024	600	0	2	2	0	0
Pay(8)	6-Month GBP-LIBOR	0.745	Semi-Annual	02/17/2024	1,000	0	3	3	0	0
Pay(8)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025	1,000	8	22	30	1	0
Receive(8)	6-Month GBP-LIBOR	0.803	Semi-Annual	02/14/2028	100	0	(1)	(1)	0	0
Receive(8)	6-Month GBP-LIBOR	0.811	Semi-Annual	02/17/2028	200	0	(3)	(3)	0	0
Receive(8)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2030	50	0	(3)	(3)	0	0
Receive(8)	6-Month GBP-LIBOR	0.672	Semi-Annual	02/26/2031	70	0	(1)	(1)	0	0
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	175	(4)	14	10	1	0
Pay(8)	6-Month GBP-LIBOR	0.722	Semi-Annual	02/26/2051	25	0	1	1	0	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	1	1	0	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	11/29/2029	JPY	53,000	(2)	3	1	1	0
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039	24,902	0	12	12	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049	2,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.330	Semi-Annual	11/29/2049	17,000	2	(9)	(7)	0	(1)
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	100	0	3	3	0	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	3,700	(17)	17	0	1	0
Pay	UKRPI	3.436	Maturity	02/15/2030	GBP	100	0	2	2	0	0
Pay	UKRPI	3.453	Maturity	02/15/2030	100	0	2	2	0	0
$70	$(482)	$(412)	$30	$(31)
Total Swap Agreements	$115	$(446)	$(331)	$52	$(33)
Cash of $589 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Future styled option.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.
(8)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	AUD	45	$29	$2	$0
04/2020	ILS	25	7	0	0
04/2020	JPY	2,800	26	0	0
04/2020	NOK	22,232	2,097	0	(41)
04/2020	SEK	26,834	2,670	0	(43)
04/2020	$2,829	CHF	2,742	20	0
04/2020	159	DKK	1,055	0	(3)
04/2020	1,570	GBP	1,218	0	(58)
04/2020	71	RUB	5,592	0	0
05/2020	2,098	NOK	22,232	41	0
05/2020	2,672	SEK	26,834	42	0
06/2020	KRW	763,725	$644	16	0
06/2020	PLN	224	58	4	0
BPS	04/2020	BRL	186	42	6	0
04/2020	CAD	246	174	2	(3)
04/2020	EUR	236	260	2	(2)
04/2020	GBP	159	201	5	(1)
04/2020	JPY	30,400	276	0	(6)
04/2020	$36	BRL	186	0	0
04/2020	100	CAD	135	0	(4)
04/2020	552	EUR	495	1	(6)
04/2020	288	GBP	225	1	(10)
04/2020	1,368	JPY	145,600	4	(18)
04/2020	29	NOK	271	0	(3)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

	04/2020		203	NZD	321	0	(11)
	04/2020		17	SEK	160	0	0
	05/2020	AUD	5		$3	0	0
	05/2020	EUR	50		55	0	0
	05/2020		$262	INR	19,249	0	(9)
	06/2020	CNH	1,473		$212	4	0
	06/2020	IDR	781,591		52	4	0
	06/2020		$9	TWD	269	0	0
	09/2020	HKD	141		$18	0	0
BRC	04/2020	GBP	751		918	0	(15)
	04/2020	INR	19,372		267	13	0
	04/2020	JPY	75,569		688	0	(15)
	05/2020		$919	GBP	751	15	0
	06/2020		63	CNH	440	0	(1)
	06/2020		15	MYR	63	0	(1)
	09/2020		197	HKD	1,545	2	0
BSH	05/2020		728	MXN	14,278	0	(129)
CBK	04/2020	AUD	116		$73	2	(1)
	04/2020	BRL	378		83	10	0
	04/2020	CAD	3,626		2,571	0	(6)
	04/2020	CHF	3,001		3,114	0	(4)
	04/2020	DKK	160		24	0	0
	04/2020	EUR	842		930	5	(4)
	04/2020	GBP	343		433	15	(7)
	04/2020	MXN	1,231		54	2	0
	04/2020	NOK	405		38	0	(1)
	04/2020	PEN	171		51	1	0
	04/2020		$73	BRL	378	0	0
	04/2020		2,671	CAD	3,560	0	(141)
	04/2020		88	DKK	610	2	0
	04/2020		38	EUR	33	0	(1)
	04/2020		109	JPY	11,700	0	0
	04/2020		43	MXN	850	0	(7)
	04/2020		39	NOK	405	1	0
	04/2020		95	NZD	151	0	(5)
	04/2020		36	ZAR	560	0	(5)
	05/2020	NOK	405		$38	0	0
	05/2020	PEN	423		125	2	0
	05/2020		$2,432	CAD	3,428	5	0
	05/2020		3,120	CHF	3,001	4	0
	06/2020	CLP	33		$0	0	0
	06/2020	CNH	901		128	1	0
	06/2020	TWD	286		10	0	0
	06/2020		$26	IDR	429,780	0	0
	06/2020		12	RUB	923	0	0
	07/2020	PEN	33		$10	0	0
DUB	04/2020	BRL	266		52	1	0
	04/2020		$51	BRL	266	0	0
	05/2020		49		252	0	(1)
FBF	04/2020	CHF	62		$65	1	0
GLM	04/2020	AUD	3,483		2,122	0	(21)
	04/2020	BRL	147		32	4	0
	04/2020	CAD	314		218	0	(5)
	04/2020	CHF	162		165	0	(4)
	04/2020	EUR	173		187	0	(4)
	04/2020	GBP	115	EUR	136	7	0
	04/2020		41		$51	1	0
	04/2020	JPY	3,137		29	0	0
	04/2020	MXN	94		4	0	0
	04/2020	RUB	2,234		28	0	0
	04/2020		$28	BRL	147	0	0
	04/2020		21	CAD	30	0	0
	04/2020		817	RUB	52,261	0	(151)
	04/2020		2,921	SEK	28,154	0	(75)
	05/2020		2,122	AUD	3,482	21	0
	05/2020		28	RUB	2,234	0	0
	07/2020	DKK	6,980		$1,025	0	(10)
HUS	04/2020	BRL	446		99	13	0
	04/2020	EUR	41		45	0	(1)
	04/2020	GBP	44		52	0	(2)
	04/2020	ILS	30		8	0	0
	04/2020	JPY	10,900		103	1	0
	04/2020	NOK	315		29	0	(2)
	04/2020	SEK	590		59	1	(2)
	04/2020		$86	BRL	446	0	0
	04/2020		264	INR	19,372	0	(10)
	04/2020		82	JPY	8,500	0	(3)
	04/2020		206	NZD	329	0	(10)
	04/2020		32	SEK	295	0	(2)
	05/2020	JPY	1,500		$14	0	0
	06/2020	CNH	13,300		1,899	25	0
	06/2020	IDR	118,533		8	1	0
JPM	04/2020	CHF	34		35	0	(1)
	04/2020	JPY	500		5	0	0
	04/2020	NOK	95		10	1	0
	04/2020	SEK	830		80	0	(4)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

04/2020	$141	CAD	191	0	(6)
04/2020	274	EUR	245	0	(3)
04/2020	ZAR	173	$11	1	0
05/2020	INR	9,616	133	7	0
06/2020	IDR	256,140	18	3	0
06/2020	$4	MXN	73	0	(1)
07/2020	DKK	185	$28	0	0
MYI	04/2020	8,664	1,305	25	0
04/2020	EUR	133	149	2	0
04/2020	NOK	145	15	1	0
04/2020	NZD	333	211	12	0
04/2020	$2,493	AUD	3,789	0	(162)
04/2020	145	CAD	210	4	0
04/2020	562	CHF	527	2	(16)
06/2020	IDR	118,480	$8	1	0
06/2020	$827	IDR	11,488,413	0	(132)
06/2021	3	EUR	2	0	0
RBC	04/2020	CAD	113	$82	2	0
RYL	04/2020	NOK	325	32	1	0
05/2020	$145	MXN	2,851	0	(26)
06/2020	23	IDR	319,382	0	(4)
06/2020	580	MYR	2,425	0	(19)
SCX	04/2020	AUD	18	$12	1	0
04/2020	CHF	28	30	0	0
04/2020	SEK	555	57	1	0
04/2020	$2,076	EUR	1,886	5	0
05/2020	1,502	1,367	8	0
05/2020	416	JPY	44,831	2	0
06/2020	PLN	191	$49	3	0
06/2020	$386	CNH	2,712	0	(4)
09/2020	HKD	1,423	$181	0	(2)
SSB	04/2020	JPY	800	8	0	0
04/2020	SEK	55	6	0	0
04/2020	$324	BRL	1,423	0	(51)
05/2020	INR	9,633	$134	8	0
UAG	04/2020	AUD	173	99	0	(7)
04/2020	CAD	39	29	2	0
04/2020	CHF	112	117	1	0
04/2020	NZD	139	83	0	(1)
04/2020	RUB	2,345	30	0	0
04/2020	$19	CHF	18	0	0
04/2020	2,459	NOK	23,112	0	(236)
04/2020	29	RUB	2,345	0	0
05/2020	83	NZD	139	1	0
Total Forward Foreign Currency Contracts	$404	$(1,539)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC AUD versus USD	$0.550	04/22/2020	4,400	$0	$6
Call - OTC USD versus CHF	CHF	1.170	05/14/2020	2,000	0	0
Call - OTC USD versus SEK	SEK	16.000	05/14/2020	2,800	0	0
GLM	Put - OTC EUR versus GBP	GBP	0.833	04/22/2020	259	2	0
Put - OTC EUR versus USD	$1.085	04/08/2020	199	1	1
HUS	Call - OTC USD versus CHF	CHF	1.150	05/14/2020	1,200	0	0
Call - OTC USD versus NOK	NOK	14.000	05/14/2020	2,300	0	2
$3	$9
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	100	$4	$1
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	100	7	3
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	50	3	3
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.005	06/08/2020	100	4	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	100	8	3
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	100	4	1
$30	$11

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2050	$76.500	04/08/2020	1,400	$0	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 05/01/2050	73.000	05/06/2020	3,200	0	0
$0	$0
Total Purchased Options	$33	$20
WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC EUR versus RUB	RUB	73.000	04/02/2020	122	$(1)	$(21)
Call - OTC EUR versus USD	$1.105	04/08/2020	199	(1)	(1)
HUS	Call - OTC EUR versus CNH	CNH	7.850	04/02/2020	130	(1)	0
$(3)	$(22)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	800	$(4)	$0
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	800	(7)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/06/2020	1,100	(2)	(12)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/11/2020	1,000	(1)	(11)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	150	(3)	(3)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/27/2020	50	(2)	(3)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	50	(1)	(3)
MYC	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/08/2020	2,400	(4)	0
Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	49,000	0	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	800	(7)	(1)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	800	(4)	0
$(35)	$(34)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	500	$(1)	$(1)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/08/2022	250	0	0
$(1)	$(1)
Total Written Options	$(39)	$(57)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value (7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.159%	$100	$(4)	$2	$0	$(2)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	200	(5)	0	0	(5)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.263	100	(2)	0	0	(2)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	100	(3)	1	0	(2)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	50	(1)	0	0	(1)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	100	(4)	2	0	(2)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.263	100	(2)	0	0	(2)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.159	100	(3)	1	0	(2)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.237	100	(3)	0	0	(3)
$(27)	$6	$0	$(21)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value (7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	3.864%	$100	$(4)	$(7)	$0	$(11)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	200	$138	$0	$(14)	$0	$(14)
Floating rate equal to 3-Month EUR-EURIBOR less 0.172% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/23/2030	EUR	100	111	0	(1)	0	(1)
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	200	138	(1)	(13)	0	(14)
MYI	Floating rate equal to 3-Month EUR-EURIBOR less 0.162% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/18/2030	EUR	100	112	0	(1)	0	(1)
$(1)	$(29)	$0	$(30)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	3-Month ILS-TELBOR	1.180%	Annual	01/30/2024	ILS	300	$0	$2	$2	$0
Pay	3-Month ILS-TELBOR	1.786	Annual	05/01/2029	100	0	3	3	0
CBK	Pay	3-Month ILS-TELBOR	1.755	Annual	04/29/2029	100	0	2	2	0
GLM	Pay	3-Month ILS-TELBOR	1.780	Annual	04/22/2029	100	0	3	3	0
Pay	3-Month ILS-TELBOR	1.779	Annual	04/30/2029	100	0	3	3	0
HUS	Pay	3-Month ILS-TELBOR	1.785	Annual	04/25/2029	100	0	3	3	0
JPM	Pay	3-Month ILS-TELBOR	1.775	Annual	04/25/2029	100	0	3	3	0
$0	$19	$19	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.116% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2020	$500	$0	$(64)	$0	$(64)
Total Swap Agreements								$(32)	$(75)	$19	$(126)
(l)

Securities with an aggregate market value of $1,189 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)					Notional Amount represents the number of contracts.
(2)					The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)					At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2020

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$3	$0	$3
Sovereign Issues	0	11	0	11
Australia
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	433	0	433
Brazil
Corporate Bonds & Notes	0	129	0	129
Canada
Corporate Bonds & Notes	0	99	0	99
Non-Agency Mortgage-Backed Securities	0	32	0	32
Sovereign Issues	0	151	0	151
Cayman Islands
Asset-Backed Securities	0	385	0	385
Corporate Bonds & Notes	0	381	0	381
China
Sovereign Issues	0	1,740	0	1,740
Denmark
Corporate Bonds & Notes	0	1,384	0	1,384
Finland
Sovereign Issues	0	346	0	346
France
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	933	0	933
Germany
Corporate Bonds & Notes	0	757	0	757
Ireland
Asset-Backed Securities	0	525	0	525
Sovereign Issues	0	141	0	141
Italy
Corporate Bonds & Notes	0	220	0	220
Sovereign Issues	0	832	0	832
Japan
Corporate Bonds & Notes	0	396	0	396
Sovereign Issues	0	4,608	0	4,608
Jersey, Channel Islands
Corporate Bonds & Notes	0	106	0	106
Kuwait
Sovereign Issues	0	208	0	208
Netherlands
Corporate Bonds & Notes	0	198	0	198
Peru
Sovereign Issues	0	207	0	207
Poland
Sovereign Issues	0	99	0	99
Qatar
Sovereign Issues	0	641	0	641
Russia
Sovereign Issues	0	50	0	50
Saudi Arabia
Sovereign Issues	0	198	0	198
South Korea
Sovereign Issues	0	615	0	615
Spain
Preferred Securities	0	100	0	100
Sovereign Issues	0	1,181	0	1,181
United Arab Emirates
Sovereign Issues	0	201	0	201
United Kingdom
Corporate Bonds & Notes	0	2,852	0	2,852
Non-Agency Mortgage-Backed Securities	0	1,106	0	1,106
Sovereign Issues	0	283	0	283
United States
Asset-Backed Securities	0	1,464	0	1,464
Corporate Bonds & Notes	0	2,872	0	2,872
Loan Participations and Assignments	0	93	0	93
Non-Agency Mortgage-Backed Securities	0	1,165	0	1,165
Preferred Securities	0	51	0	51
U.S. Government Agencies	0	7,961	0	7,961
U.S. Treasury Obligations	0	2,358	0	2,358
Short-Term Instruments
Argentina Treasury Bills	0	2	0	2
U.S. Treasury Bills	0	382	0	382
	$0	$38,301	$0	$38,301
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$124	$0	$0	$124
Total Investments	$124	$38,301	$0	$38,425
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(225)	$0	$(225)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2020 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29	52	0	81
Over the counter	0	443	0	443
	$29	$495	$0	$524
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(69)	(33)	0	(102)
Over the counter	0	(1,722)	0	(1,722)
	$(69)	$(1,755)	$0	$(1,824)
Total Financial Derivative Instruments	$(40)	$(1,260)	$0	$(1,300)
Totals	$84	$36,816	$0	$36,900

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.8% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.3%
MET Tower Global Funding 1.561% (SOFRRATE + 0.550%) due 01/17/2023 ~	$1,100	$1,002
MUFG Union Bank N.A. 0.816% (SOFRRATE + 0.710%) due 12/09/2022 ~	800	761
		1,763
INDUSTRIALS 0.3%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	626	583
3.100% due 04/07/2030	626	589
Vessel Management Services, Inc. 3.432% due 08/15/2036	524	610
		1,782
Total Corporate Bonds & Notes (Cost $3,676)		3,545
U.S. GOVERNMENT AGENCIES 14.0%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	2,124
1.687% due 07/25/2037 •	7	7
1.847% due 04/25/2032 •	2	2
3.000% due 09/25/2046	2,264	2,516
3.090% due 12/01/2036	1,700	1,911
3.580% due 08/01/2030	1,700	2,003
3.583% due 01/01/2033 •	3	3
3.600% due 02/01/2040	1,407	1,627
3.610% due 10/01/2030	600	710
4.250% due 05/25/2037	86	112
5.000% due 04/25/2032 - 08/25/2033	274	315
5.500% due 12/25/2035	85	99
6.080% due 09/01/2028	64	89
6.500% due 07/25/2031	59	69
6.625% due 11/15/2030	570	868
Fannie Mae, TBA 3.000% due 06/01/2040	4,400	4,598
Federal Housing Administration 6.896% due 07/01/2020	2	3
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	2,224
1.105% due 01/15/2033 •	5	5
1.405% due 02/15/2027 •	1	2
3.000% due 04/15/2053	1,419	1,530
3.166% due 10/25/2044 •	561	553
3.500% due 01/15/2048	541	619
3.647% due 03/25/2036 ~	270	258
4.000% due 06/15/2032 - 09/15/2044	4,535	5,187
4.000% due 12/15/2042 •	700	763
4.134% due 01/25/2036 ~	255	244
5.500% due 08/15/2030 - 02/15/2034	221	253
6.750% due 03/15/2031	100	156
7.000% due 07/15/2023 - 12/01/2031	5	6
Ginnie Mae
3.250% due 08/20/2030 •	3	3
3.500% due 01/20/2044	643	726
6.000% due 08/20/2033	662	768
Residual Funding Corp. STRIPS 0.000% due 10/15/2020 - 01/15/2030 (b)	3,900	3,559
Resolution Funding Corp. STRIPS 0.000% due 04/15/2028 - 04/15/2029 (a)(b)	3,200	2,847
Small Business Administration
5.240% due 08/01/2023	27	28
5.290% due 12/01/2027	62	66
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	800	658
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	261	272
4.000% due 08/01/2048 - 08/01/2049	9,111	9,741

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2020 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050	3,900	4,025
3.500% due 04/01/2050 - 05/01/2050	10,500	11,106
4.000% due 05/01/2050	14,600	15,585
5.500% due 05/01/2050	400	438
Total U.S. Government Agencies (Cost $73,200)		78,678
U.S. TREASURY OBLIGATIONS 132.2%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)	14,140	17,663
2.500% due 02/15/2046 (e)	4,070	5,117
2.500% due 05/15/2046 (e)	5,500	6,921
2.750% due 08/15/2042 (e)	2,700	3,488
2.750% due 11/15/2042 (e)	29,600	38,248
2.875% due 05/15/2043 (e)	25,760	33,953
2.875% due 08/15/2045 (e)	18,450	24,675
2.875% due 05/15/2049 (e)	1,550	2,117
3.000% due 05/15/2042 (e)	300	403
3.000% due 11/15/2044 (e)	29,280	39,649
3.000% due 05/15/2045 (e)	13,200	17,959
3.000% due 11/15/2045 (e)	10,100	13,822
3.000% due 08/15/2048 (e)	10,980	15,270
3.125% due 11/15/2041 (e)	30,000	40,978
3.125% due 02/15/2043 (e)	3,950	5,403
3.125% due 08/15/2044 (e)	101,550	140,024
3.125% due 05/15/2048 (e)	3,730	5,290
3.375% due 05/15/2044 (e)	56,340	80,562
3.625% due 08/15/2043 (e)	9,400	13,863
3.625% due 02/15/2044 (e)	7,015	10,382
3.750% due 11/15/2043 (e)	83,920	126,208
3.875% due 08/15/2040 (e)	220	330
4.250% due 11/15/2040 (e)	500	786
4.500% due 08/15/2039 (e)	200	320
4.750% due 02/15/2041 (e)	790	1,320
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (e)	742	732
0.250% due 07/15/2029	101	105
0.375% due 01/15/2027	43	44
0.375% due 07/15/2027	63	65
0.500% due 01/15/2028 (e)	3,315	3,457
0.625% due 01/15/2026	163	168
0.750% due 07/15/2028 (e)	4,881	5,227
0.750% due 02/15/2042 (e)	1,027	1,151
0.875% due 01/15/2029 (e)	1,451	1,578
1.000% due 02/15/2048 (e)	1,255	1,548
1.000% due 02/15/2049 (e)	308	383
1.375% due 02/15/2044 (e)	432	554
1.750% due 01/15/2028 (e)(g)	1,256	1,430
2.500% due 01/15/2029 (e)	2,006	2,464
3.625% due 04/15/2028	319	411
U.S. Treasury Notes
2.000% due 11/30/2022 (e)(g)	33,300	34,827
2.750% due 06/30/2025 (e)	2,400	2,690
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)(b)(e)	1,700	1,496
0.000% due 05/15/2034 (a)(b)	500	431
0.000% due 08/15/2034 (a)(b)(e)	1,270	1,093
0.000% due 08/15/2035 (a)(b)(e)	25,270	21,425
0.000% due 08/15/2036 (b)(e)	18,000	14,997
0.000% due 11/15/2036 (a)(b)(e)	2,700	2,233
0.000% due 08/15/2044 (b)	300	214
0.000% due 11/15/2044 (b)	500	355
0.000% due 05/15/2045 (b)	500	353
0.000% due 08/15/2046 (b)	500	347
Total U.S. Treasury Obligations (Cost $607,103)		744,529
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
BAMLL Commercial Mortgage Securities Trust 1.755% due 04/15/2036 •	1,000	859
Bancorp Commercial Mortgage Trust 1.755% due 09/15/2036 •	1,192	1,137
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	511
Bear Stearns Adjustable Rate Mortgage Trust
3.995% due 02/25/2034 ~	5	5
4.016% due 04/25/2033 ~	17	16
4.103% due 01/25/2034 ~	5	5
4.260% due 04/25/2033 ~	4	4
BWAY Mortgage Trust 3.454% due 03/10/2033	700	731
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,700	1,762
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~	1,600	1,579

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2020 (Unaudited)

Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,713
3.815% due 04/10/2033 ~	500	483
Countrywide Alternative Loan Trust 1.157% due 05/25/2035 •	33	27
Countrywide Home Loan Mortgage Pass-Through Trust 1.587% due 03/25/2035 •	53	41
Credit Suisse First Boston Mortgage Securities Corp. 3.914% due 11/25/2032 ~	3	2
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.800% due 07/25/2033 ~	6	6
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	2,132
GS Mortgage Securities Trust 3.805% due 10/10/2035 ~	500	488
HarborView Mortgage Loan Trust
0.880% due 03/19/2037 •	34	30
1.190% due 05/19/2035 •	24	23
3.957% due 07/19/2035 ^~	4	3
Hilton USA Trust 3.719% due 11/05/2038	900	858
Impac CMB Trust 4.866% due 09/25/2034 þ	119	123
JPMorgan Chase Commercial Mortgage Securities Trust
2.155% due 12/15/2031 •	800	781
2.798% due 10/05/2031	1,700	1,499
JPMorgan Mortgage Trust
1.847% due 12/25/2049 •	289	279
3.983% due 07/25/2035 ~	55	51
Morgan Stanley Bank of America Merrill Lynch Trust 3.514% due 12/15/2049	1,800	1,906
Morgan Stanley Capital Trust 4.418% due 07/11/2040 ~	600	625
Motel 6 Trust 1.625% due 08/15/2034 •	425	399
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	501
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	786	793
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036 ^	38	33
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	3	3
Sequoia Mortgage Trust 1.123% due 07/20/2033 •	37	31
Structured Adjustable Rate Mortgage Loan Trust 1.167% due 05/25/2037 •	62	53
Structured Asset Mortgage Investments Trust
1.410% due 09/19/2032 •	25	23
1.590% due 10/19/2033 •	14	12
VNDO Trust 3.805% due 01/10/2035	1,900	2,035
WaMu Mortgage Pass-Through Certificates Trust
2.484% due 10/25/2046 •	41	33
2.966% due 08/25/2046 •	129	114
3.366% due 08/25/2042 •	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
2.970% due 05/25/2033 ~	5	4
Wells Fargo Commercial Mortgage Trust 2.933% due 11/15/2059	900	930
Worldwide Plaza Trust 3.526% due 11/10/2036	300	299
Total Non-Agency Mortgage-Backed Securities (Cost $23,523)		22,943
ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust 1.947% due 11/25/2042 •	30	28
ECMC Group Student Loan Trust 1.697% due 02/27/2068 •	210	200
JPMorgan Mortgage Acquisition Corp. 1.427% due 12/25/2035 •	1,100	1,027
LA Arena Funding LLC 7.656% due 12/15/2026	11	11
MASTR Asset-Backed Securities Trust 1.772% due 10/25/2034 •	647	607
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	1,500	1,496
Renaissance Home Equity Loan Trust 1.827% due 08/25/2033 •	3	2
SLM Student Loan Trust
2.394% due 10/25/2029 •	300	293
3.294% due 04/25/2023 •	171	169

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2020 (Unaudited)

Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	281	275
Total Asset-Backed Securities (Cost $4,245)		4,108
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.2%		872
Total Short-Term Instruments (Cost $872)		872
Total Investments in Securities (Cost $712,619)		854,675
	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short Asset Portfolio	1,216,724	11,813
PIMCO Short-Term Floating NAV Portfolio III	3,097	31
Total Short-Term Instruments (Cost $12,219)		11,844
Total Investments in Affiliates (Cost $12,219)		11,844
Total Investments 153.9% (Cost $724,838)		$866,519
Financial Derivative Instruments (f)(h) 0.2%(Cost or Premiums, net $51)		1,209
Other Assets and Liabilities, net (54.1)%		(304,860)
Net Assets 100.0%		$562,868

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$872	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(890)	$872	$872
Total Repurchase Agreements	$(890)	$872	$872
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.960%	03/30/2020	04/15/2020	$(275)	$(275)
1.700	01/10/2020	04/09/2020	(886)	(890)
Total Reverse Repurchase Agreements	$(1,165)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BPG	0.450%	04/01/2020	04/02/2020	$(469,734)	$(469,734)
0.500	04/02/2020	04/03/2020	(175,587)	(175,587)
0.700	03/16/2020	04/16/2020	(1,861)	(1,861)
1.200	03/17/2020	04/17/2020	(10,107)	(10,112)
1.500	03/17/2020	04/07/2020	(3,036)	(3,038)
1.700	01/23/2020	04/23/2020	(862)	(865)
1.720	02/10/2020	04/13/2020	(1,648)	(1,652)
1.730	02/05/2020	04/03/2020	(178,560)	(179,043)
1.740	02/18/2020	04/17/2020	(23,983)	(24,033)
MSC	0.950	03/11/2020	04/13/2020	(10,432)	(10,438)
1.730	02/04/2020	05/04/2020	(3,148)	(3,157)
TDL	0.200	03/31/2020	04/01/2020	(3,548)	(3,548)
1.700	01/13/2020	04/13/2020	(5,986)	(6,008)
Total Sale-Buyback Transactions	$(889,076)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	4.500%	05/01/2050	$700	$(755)	$(753)
Total Short Sales (0.1)%	$(755)	$(753)
(e)	Securities with an aggregate market value of $906,900 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(217,795) at a weighted average interest rate of 1.686%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(64) of deferred price drop.

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2020 (Unaudited)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2020 Futures					$131.500	04/24/2020	87	$87	$(29)	$(6)
Call - CBOT U.S. Treasury 10-Year Note May 2020 Futures					135.500	04/24/2020	87	87	(42)	(292)
Total Written Options								$(71)		$(298)
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 2-Year Note June Futures				06/2020	399	$(87,933)	$(1,411)		$13	$0
U.S. Treasury 5-Year Note June Futures				06/2020	363	(45,505)	(1,079)		17	0
U.S. Treasury 10-Year Note June Futures				06/2020	9	(1,248)	(51)		1	0
U.S. Treasury 10-Year Ultra June Futures				06/2020	438	(68,342)	(3,868)		144	0
U.S. Treasury 30-Year Bond June Futures				06/2020	319	(57,121)	(3,326)		528	0
Total Futures Contracts							$(9,735)		$703	$0
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	3-Month USD-LIBOR	3.000%	Semi-Annual	02/04/2023	$32,400	$(36)	$(1,686)	$(1,722)	$0	$(18)
Receive(1)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	5,500	(22)	(188)	(210)	0	0
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028	2,100	(6)	482	476	0	(7)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030	4,300	(9)	(366)	(375)	22	0
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030	6,300	(18)	(125)	(143)	36	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	7,100	220	(2,901)	(2,681)	192	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049	2,500	(9)	(925)	(934)	76	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	200	(1)	(59)	(60)	6	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	500	0	(98)	(98)	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	1,300	(8)	(291)	(299)	37	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	1,000	3	(199)	(196)	28	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	200	0	(53)	(53)	6	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	1,100	(3)	(405)	(408)	34	0
Total Swap Agreements						$111	$(6,814)	$(6,703)	$451	$(25)
(g)	Securities with an aggregate market value of $3,897 and cash of $4,730 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	2.450%	05/11/2020	72,200	$190	$2,968
Total Purchased Options								$190		$2,968

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2020 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	2,200	$(20)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510%	05/11/2020	14,700	$(159)	$(2,590)
Total Written Options	$(179)	$(2,590)
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,763	$0	$1,763
Industrials	0	1,782	0	1,782
U.S. Government Agencies	258	78,420	0	78,678
U.S. Treasury Obligations	0	744,529	0	744,529
Non-Agency Mortgage-Backed Securities	0	22,943	0	22,943
Asset-Backed Securities	0	4,108	0	4,108
Short-Term Instruments
Repurchase Agreements	0	872	0	872
$258	$854,417	$0	$854,675
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,844	$0	$0	$11,844
Total Investments	$12,102	$854,417	$0	$866,519
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(753)	$0	$(753)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	703	451	0	1,154
Over the counter	0	2,968	0	2,968
$703	$3,419	$0	$4,122
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(323)	0	(323)
Over the counter	0	(2,590)	0	(2,590)
$0	$(2,913)	$0	$(2,913)
Total Financial Derivative Instruments	$703	$506	$0	$1,209
Totals	$12,805	$854,170	$0	$866,975

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Low Duration Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
State of Qatar 2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		$6,000	$5,994
Toyota Motor Credit Corp. 1.955% (LIBOR03M + 0.580%) due 09/28/2020 «~		6,000	5,910
Total Loan Participations and Assignments (Cost $11,969)			11,904
CORPORATE BONDS & NOTES 24.5%
BANKING & FINANCE 14.9%
AIG Global Funding 1.676% (US0003M + 0.460%) due 06/25/2021 ~		3,000	2,973
Ally Financial, Inc. 7.500% due 09/15/2020		100	102
American Express Co.
2.341% (US0003M + 0.600%) due 11/05/2021 ~		5,000	4,923
3.700% due 11/05/2021		5,000	5,160
American Honda Finance Corp. 2.142% (US0003M + 0.450%) due 02/15/2022 ~		1,500	1,442
American Tower Corp. 2.800% due 06/01/2020		9,900	9,823
Aviation Capital Group LLC
2.440% (US0003M + 0.670%) due 07/30/2021 ~		3,100	2,932
2.530% (US0003M + 0.950%) due 06/01/2021 ~		4,900	4,679
Banco Santander S.A. 2.968% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,307
Bank of America Corp.
2.083% (US0003M + 0.650%) due 10/01/2021 ~		900	880
2.766% (US0003M + 0.960%) due 07/23/2024 ~		1,200	1,100
2.979% (US0003M + 1.160%) due 01/20/2023 ~		200	191
3.499% due 05/17/2022 •		4,000	4,049
Barclays PLC 3.844% (US0003M + 2.110%) due 08/10/2021 ~		4,900	4,734
BBVA USA 1.498% (US0003M + 0.730%) due 06/11/2021 ~		5,000	4,853
BOC Aviation Ltd. 2.375% due 09/15/2021		400	401
Brixmor Operating Partnership LP 2.813% (US0003M + 1.050%) due 02/01/2022 ~		5,000	4,917
Citibank N.A.
2.295% (US0003M + 0.600%) due 05/20/2022 ~		3,600	3,480
2.376% (US0003M + 0.570%) due 07/23/2021 ~		4,900	4,817
Citigroup, Inc.
2.484% (US0003M + 0.690%) due 10/27/2022 ~		5,000	4,730
2.700% due 10/27/2022		1,000	1,008
2.750% due 04/25/2022		1,100	1,107
Credit Suisse Group Funding Guernsey Ltd. 4.109% (US0003M + 2.290%) due 04/16/2021 ~		5,800	5,804
Danske Bank A/S 5.000% due 01/12/2022		4,800	4,918
DBS Bank Ltd. 3.300% due 11/27/2021		5,900	6,108
Deutsche Bank AG
0.031% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	5,000	5,462
3.041% (US0003M + 1.290%) due 02/04/2021 ~		$5,000	4,811
4.250% due 10/14/2021		2,500	2,380
Ford Motor Credit Co. LLC
2.134% (US0003M + 0.930%) due 09/24/2020 ~		5,000	4,750
2.710% (US0003M + 0.810%) due 04/05/2021 ~		3,900	3,608
4.424% (US0003M + 2.550%) due 01/07/2021 ~		5,900	5,606
5.085% due 01/07/2021		2,600	2,511
5.750% due 02/01/2021		600	585
GE Capital European Funding Unlimited Co. 4.350% due 11/03/2021	EUR	1,300	1,494
General Motors Financial Co., Inc.
2.778% (US0003M + 0.930%) due 04/13/2020 ~		$3,860	3,845
3.200% due 07/13/2020		7,000	6,980
Goldman Sachs Group, Inc.
1.941% (US0003M + 1.200%) due 09/15/2020 ~		4,500	4,497
2.433% (US0003M + 0.750%) due 02/23/2023 ~		2,400	2,303
3.154% (US0003M + 1.360%) due 04/23/2021 ~		1,300	1,292

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

HSBC Holdings PLC 2.292% (US0003M + 0.600%) due 05/18/2021 ~		4,800	4,702
JPMorgan Chase & Co. 1.499% (US0003M + 0.610%) due 06/18/2022 ~		3,000	2,927
Lloyds Bank PLC 2.232% (US0003M + 0.490%) due 05/07/2021 ~		5,000	4,711
Lloyds Banking Group PLC 1.995% (US0003M + 0.800%) due 06/21/2021 ~		4,000	3,905
Logicor Financing SARL 1.500% due 11/14/2022	EUR	5,200	5,781
Marsh & McLennan Cos., Inc.
2.575% (US0003M + 1.200%) due 12/29/2021 ~		$2,400	2,402
3.500% due 12/29/2020		4,600	4,636
Metropolitan Life Global Funding 1.950% due 09/15/2021		2,500	2,484
Mitsubishi UFJ Financial Group, Inc.
2.320% (US0003M + 0.740%) due 03/02/2023 ~		10,200	9,701
3.460% (US0003M + 1.880%) due 03/01/2021 ~		292	290
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		500	498
Mizuho Financial Group, Inc. 2.250% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	4,108
NTT Finance Corp. 1.900% due 07/21/2021		$2,800	2,787
Oversea-Chinese Banking Corp. Ltd. 2.142% (US0003M + 0.450%) due 05/17/2021 ~		3,300	3,285
PNC Bank N.A. 2.252% (US0003M + 0.450%) due 07/22/2022 ~		2,500	2,425
Santander UK PLC
2.200% (US0003M + 0.620%) due 06/01/2021 ~		5,000	4,665
2.352% (US0003M + 0.660%) due 11/15/2021 ~		5,900	5,733
SBA Tower Trust 2.877% due 07/15/2046		1,400	1,397
Skandinaviska Enskilda Banken AB 2.122% (US0003M + 0.430%) due 05/17/2021 ~		5,000	4,837
SL Green Operating Partnership LP 2.672% (US0003M + 0.980%) due 08/16/2021 ~		6,000	5,840
Stadshypotek AB 2.500% due 04/05/2022		4,200	4,267
Standard Chartered PLC 2.744% due 09/10/2022 •		4,500	4,456
Synchrony Bank 3.650% due 05/24/2021		5,200	5,137
U.S. Bank N.A. 3.150% due 04/26/2021		6,100	6,153
UBS Group AG 3.618% due 04/14/2021 •		4,700	4,603
UniCredit SpA
5.738% (US0003M + 3.900%) due 01/14/2022 ~		5,100	4,800
7.830% due 12/04/2023		10,700	11,441
Volkswagen Bank GmbH 0.000% due 06/15/2021 •	EUR	1,400	1,523
Wells Fargo & Co. 2.594% (US0003M + 1.340%) due 03/04/2021 ~		$4,000	3,988
Wells Fargo Bank N.A. 2.312% (US0003M + 0.510%) due 10/22/2021 ~		1,000	963
			262,007
INDUSTRIALS 8.6%
AbbVie, Inc.
2.150% due 11/19/2021		5,800	5,781
2.300% due 11/21/2022		5,200	5,202
3.375% due 11/14/2021		3,100	3,162
Bayer U.S. Finance LLC 1.846% (US0003M + 0.630%) due 06/25/2021 ~		6,100	5,906
BMW Finance NV 2.250% due 08/12/2022		4,000	3,832
BMW U.S. Capital LLC 2.000% due 04/11/2021		2,100	2,059
Broadcom, Inc. 3.125% due 04/15/2021		4,800	4,743
Caesars Resort Collection LLC 5.250% due 10/15/2025		750	547
Campbell Soup Co. 1.371% (US0003M + 0.630%) due 03/15/2021 ~		4,100	3,970
Charter Communications Operating LLC
3.579% due 07/23/2020		4,900	4,885
4.464% due 07/23/2022		2,100	2,172
Conagra Brands, Inc. 2.378% (US0003M + 0.500%) due 10/09/2020 ~		2,500	2,467
Constellation Brands, Inc. 2.250% due 11/06/2020		2,310	2,297
DAE Funding LLC 4.000% due 08/01/2020		300	297

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

Daimler Finance North America LLC
2.301% (US0003M + 0.550%) due 05/04/2021 ~		5,000	4,807
2.411% (US0003M + 0.670%) due 11/05/2021 ~		900	868
2.592% (US0003M + 0.900%) due 02/15/2022 ~		5,400	5,006
3.400% due 02/22/2022		4,800	4,669
Enbridge, Inc. 2.195% (US0003M + 0.500%) due 02/18/2022 ~		4,400	4,091
General Electric Co.
0.000% due 05/28/2020 •	EUR	700	770
0.375% due 05/17/2022		400	423
General Mills, Inc. 2.383% (US0003M + 0.540%) due 04/16/2021 ~		$2,100	2,045
Hewlett Packard Enterprise Co. 2.620% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,673
Hyundai Capital America 1.689% due 09/18/2020 •		6,700	6,665
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021		4,700	4,758
Kinder Morgan Energy Partners LP 4.150% due 03/01/2022		500	491
Kinder Morgan, Inc. 5.000% due 02/15/2021		300	298
Kraft Heinz Foods Co.
2.800% due 07/02/2020		440	437
3.375% due 06/15/2021		3,200	3,207
L3Harris Technologies, Inc. 2.250% (US0003M + 0.480%) due 04/30/2020 ~		4,400	4,394
Local Initiatives Support Corp. 3.005% due 03/01/2022		1,300	1,324
Marriott International, Inc. 2.180% (US0003M + 0.600%) due 12/01/2020 ~		4,900	4,586
Masco Corp. 3.500% due 04/01/2021		2,887	2,892
McDonald's Corp. 2.225% (US0003M + 0.430%) due 10/28/2021 ~		1,800	1,772
Mylan NV 3.750% due 12/15/2020		460	457
Oracle Corp. 1.900% due 09/15/2021		9,900	9,942
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		1,800	1,821
PayPal Holdings, Inc. 2.200% due 09/26/2022		1,800	1,794
Penske Truck Leasing Co. LP 3.300% due 04/01/2021		2,900	2,914
Reckitt Benckiser Treasury Services PLC 1.764% (US0003M + 0.560%) due 06/24/2022 ~		400	386
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		1,000	984
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		776	775
Time Warner Cable LLC 4.125% due 02/15/2021		2,900	2,909
Volkswagen Group of America Finance LLC
2.064% (US0003M + 0.860%) due 09/24/2021 ~		1,600	1,466
2.500% due 09/24/2021		1,000	975
2.653% (US0003M + 0.940%) due 11/12/2021 ~		5,900	5,775
2.700% due 09/26/2022		500	484
3.875% due 11/13/2020		5,900	5,882
4.000% due 11/12/2021		5,900	5,840
Volkswagen International Finance NV 1.139% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	700	731
Zimmer Biomet Holdings, Inc.
1.802% (US0003M + 0.750%) due 03/19/2021 ~		$2,300	2,273
2.700% due 04/01/2020		2,300	2,300
			152,204
UTILITIES 1.0%
AT&T, Inc. 2.781% (US0003M + 0.950%) due 07/15/2021 ~		1,600	1,573
LG&E & KU Energy LLC 3.750% due 11/15/2020		900	894
NextEra Energy Capital Holdings, Inc.
2.399% (US0003M + 0.720%) due 02/25/2022 ~		4,800	4,669
2.403% due 09/01/2021		2,900	2,897
Sempra Energy 1.191% (US0003M + 0.450%) due 03/15/2021 ~		5,000	4,928

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

Verizon Communications, Inc. 1.741% (US0003M + 1.000%) due 03/16/2022 ~	3,500	3,332
		18,293
Total Corporate Bonds & Notes (Cost $441,181)		432,504
U.S. GOVERNMENT AGENCIES 28.5%
Fannie Mae
1.000% due 01/25/2043	123	119
1.297% due 03/25/2044 •	30	30
1.687% due 12/25/2036 - 07/25/2037 •	157	155
1.700% due 06/17/2027 •	14	15
1.747% due 04/25/2023 •	11	11
1.977% due 09/25/2042 •	337	333
3.253% due 07/01/2042 - 06/01/2043 •	133	131
3.303% due 09/01/2041 •	100	98
3.500% due 08/01/2058	8,385	9,064
3.574% due 07/01/2035 •	5	5
3.802% due 11/01/2035 •	21	21
3.920% due 09/01/2035 •	89	89
4.146% due 12/01/2036 •	4	4
4.230% due 05/01/2038 •	1,558	1,579
5.000% due 04/25/2033	6	7
5.020% due 09/01/2034 •	2	2
5.262% due 12/25/2042 ~	5	5
Fannie Mae, TBA 3.000% due 06/01/2040	19,600	20,483
Freddie Mac
1.077% due 08/25/2031 •	68	68
2.000% due 11/15/2026	2,792	2,849
2.055% due 12/15/2042 •	4,225	4,205
3.189% due 02/25/2045 •	129	126
4.000% due 12/01/2047 - 09/01/2048	67,525	72,283
4.021% due 09/01/2035 •	111	113
4.411% due 07/01/2035 •	33	34
6.500% due 07/25/2043	35	43
8.553% due 08/15/2044 •	2,671	3,393
Ginnie Mae
2.182% due 10/20/2065 •	7,865	7,738
2.194% due 06/20/2065 •	2,780	2,747
2.202% due 07/20/2063 •	2,775	2,754
2.462% due 05/20/2066 •	970	961
2.512% due 04/20/2066 •	6,523	6,476
3.310% due 07/20/2067 •	7,269	7,287
4.500% due 06/20/2048 - 02/20/2049	8,964	9,545
5.000% due 02/20/2041 (a)	7	0
5.000% due 04/20/2049 - 07/20/2049	32,480	34,716
Ginnie Mae, TBA
4.500% due 04/01/2050 - 05/01/2050	36,100	38,326
5.000% due 04/01/2050	25,000	26,586
Uniform Mortgage-Backed Security
3.500% due 04/01/2045 - 12/01/2047	71,120	76,300
4.000% due 08/01/2044 - 11/01/2048	76,406	81,851
4.000% due 07/01/2048 (g)	22,623	24,165
4.500% due 03/01/2023 - 08/01/2046	5,650	6,144
5.000% due 05/01/2027 - 06/01/2028	87	95
5.500% due 12/01/2028 - 02/01/2049	449	493
6.000% due 02/01/2033 - 01/01/2039	1,091	1,240
6.500% due 04/01/2036	69	80
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2050	50,000	51,737
4.500% due 04/01/2035 - 05/01/2050	8,500	9,138
Total U.S. Government Agencies (Cost $484,824)		503,644
U.S. TREASURY OBLIGATIONS 18.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (k)	7,500	9,369
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (g)(i)(k)	80,077	78,944
0.125% due 01/15/2023 (i)	39,000	38,526
0.250% due 07/15/2029 (k)	10,891	11,322
0.375% due 07/15/2023 (i)(k)	69,939	70,367
0.500% due 04/15/2024 (k)	3,068	3,113
0.625% due 04/15/2023 (i)	68,641	69,170
0.875% due 01/15/2029	29,011	31,557
1.000% due 02/15/2049	4,305	5,360
Total U.S. Treasury Obligations (Cost $313,726)		317,728
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust 4.402% due 09/25/2035 ^~	303	262
American Home Mortgage Investment Trust
3.322% due 10/25/2034 •	2	2

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

3.533% due 02/25/2045 •		39	38
Banc of America Funding Trust 4.184% due 01/20/2047 ^~		177	154
Banc of America Mortgage Trust
4.615% due 08/25/2034 ~		493	464
4.668% due 07/25/2034 ~		268	236
5.213% due 05/25/2033 ~		76	70
6.500% due 10/25/2031		3	3
BCAP LLC Trust 2.077% due 01/26/2036 •		582	580
Bear Stearns Adjustable Rate Mortgage Trust
3.885% due 01/25/2035 ~		1,474	1,236
4.016% due 04/25/2033 ~		1	1
4.103% due 01/25/2034 ~		8	8
4.321% due 07/25/2034 ~		88	73
4.375% due 01/25/2035 ~		62	52
Bear Stearns ALT-A Trust 1.107% due 02/25/2034 •		203	178
Bear Stearns Structured Products, Inc. Trust
2.207% due 12/26/2046 ^~		277	230
3.726% due 01/26/2036 ^~		404	325
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.227% due 01/25/2035 •		22	20
Citigroup Global Markets Mortgage Securities, Inc. 7.000% due 06/25/2033 þ		1	1
Citigroup Mortgage Loan Trust
4.440% due 08/25/2035 ^~		155	119
4.810% due 05/25/2035 •		39	37
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		7	7
Countrywide Home Loan Mortgage Pass-Through Trust
3.744% due 02/20/2035 ~		147	136
3.793% due 02/20/2036 ^•		256	220
3.826% due 11/25/2034 ~		226	205
3.921% due 11/20/2034 ~		434	378
Credit Suisse First Boston Mortgage Securities Corp.
2.383% due 03/25/2032 ~		1	1
Eurosail PLC
0.000% due 12/10/2044 •	EUR	50	54
1.456% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	6,948	8,241
First Horizon Alternative Mortgage Securities Trust 3.534% due 09/25/2034 ~		$246	225
First Horizon Mortgage Pass-Through Trust 4.622% due 08/25/2035 ~		88	68
FirstMac Mortgage Funding Trust
1.640% due 03/08/2049 •	AUD	2,535	1,542
1.890% due 03/08/2049 •		6,100	3,699
GMAC Mortgage Corp. Loan Trust 4.049% due 11/19/2035 ~		$60	51
Great Hall Mortgages PLC 1.019% due 06/18/2039 •		1,088	1,019
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029		5,000	4,981
GS Mortgage Securities Trust 1.942% due 11/10/2045 ~(a)		2,080	86
GSR Mortgage Loan Trust
4.098% due 09/25/2035 ~		174	164
4.680% due 09/25/2034 ~		51	45
HarborView Mortgage Loan Trust
1.190% due 05/19/2035 •		54	51
4.293% due 07/19/2035 ^~		258	221
Hawksmoor Mortgages 1.761% due 05/25/2053 •	GBP	15,898	19,430
Holmes Master Issuer PLC 2.191% due 10/15/2054 •		$2,109	2,102
Impac CMB Trust 1.947% due 07/25/2033 •		58	54
JPMorgan Chase Commercial Mortgage Securities Trust 1.775% due 10/15/2045 ~(a)		12,551	448
JPMorgan Mortgage Trust 5.750% due 01/25/2036 ^		14	10
Merrill Lynch Mortgage Investors Trust
1.197% due 11/25/2035 •		62	50
1.607% due 09/25/2029 •		369	343
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.227% due 12/25/2035 •		319	274
PHHMC Trust 5.355% due 07/18/2035 ~		143	139
Prime Mortgage Trust 1.347% due 02/25/2034 •		3	3
Residential Funding Mortgage Securities, Inc. Trust 4.226% due 09/25/2035 ^~		524	374
Silverstone Master Issuer PLC 2.389% due 01/21/2070 •		3,096	3,048
Structured Adjustable Rate Mortgage Loan Trust
3.366% due 01/25/2035 ^•		135	112

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

3.872% due 02/25/2034 ~		104	95
3.982% due 08/25/2035 ~		118	102
Structured Asset Mortgage Investments Trust
1.227% due 02/25/2036 ^•		95	81
1.410% due 09/19/2032 •		1	1
Towd Point Mortgage Funding 1.611% due 07/20/2045 •	GBP	4,451	5,414
Towd Point Mortgage Funding PLC 1.724% due 10/20/2051 •		9,633	11,623
WaMu Mortgage Pass-Through Certificates Trust
1.217% due 12/25/2045 •		$64	57
1.627% due 01/25/2045 •		416	381
3.366% due 06/25/2042 •		12	10
Wells Fargo Commercial Mortgage Trust 1.753% due 10/15/2045 ~(a)		3,244	114
Total Non-Agency Mortgage-Backed Securities (Cost $76,294)			69,748
ASSET-BACKED SECURITIES 7.5%
ACE Securities Corp. Home Equity Loan Trust
1.007% due 10/25/2036 •		59	28
1.847% due 12/25/2034 •		1,160	1,018
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.447% due 09/25/2035 •		5,169	5,099
Asset-Backed Funding Certificates Trust 1.622% due 06/25/2035 •		1,919	1,914
Asset-Backed Securities Corp. Home Equity Loan Trust 2.355% due 03/15/2032 •		63	61
Bear Stearns Asset-Backed Securities Trust 1.947% due 10/25/2037 •		716	700
Black Diamond CLO Ltd. 2.886% due 02/06/2026 •		176	176
CARDS Trust
1.055% due 04/17/2023 •		10,000	9,991
3.047% due 04/17/2023		10,000	9,971
Chesapeake Funding LLC
1.075% due 08/15/2030 •		5,148	5,052
3.230% due 08/15/2030		3,861	3,872
Citigroup Mortgage Loan Trust, Inc. 1.667% due 09/25/2035 ^•		201	202
Countrywide Asset-Backed Certificates 1.647% due 12/25/2033 •		906	846
Credit Suisse First Boston Mortgage Securities Corp. 1.567% due 01/25/2032 •		5	4
Crown Point CLO Ltd. 2.776% due 07/17/2028 •		3,000	2,885
Discover Card Execution Note Trust 1.900% due 10/17/2022		5,100	5,100
Edsouth Indenture LLC 2.777% due 09/25/2040 •		535	528
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		3,797	3,802
Evans Grove CLO Ltd. 2.533% due 05/28/2028 •		5,000	4,858
Figueroa CLO Ltd. 2.731% due 01/15/2027 •		2,223	2,217
Ford Credit Auto Owner Trust 2.440% due 01/15/2027		4,000	3,965
Ford Credit Floorplan Master Owner Trust
0.985% due 05/15/2023 •		5,100	4,970
2.840% due 03/15/2024		4,700	4,660
Gallatin CLO Ltd. 2.869% due 01/21/2028 •		5,000	4,876
GE-WMC Mortgage Securities Trust 0.987% due 08/25/2036 •		8	4
GMF Floorplan Owner Revolving Trust 1.085% due 03/15/2023 •		3,900	3,820
Gracechurch Card Funding PLC 1.105% due 07/15/2022 •		5,000	4,989
GSAMP Trust 1.337% due 01/25/2036 •		941	913
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032		3,476	3,477
Massachusetts Educational Financing Authority 2.744% due 04/25/2038 •		202	201
MMAF Equipment Finance LLC 2.920% due 07/12/2021		934	935
NovaStar Mortgage Funding Trust 1.267% due 05/25/2036 •		3,319	3,152
Octagon Investment Partners Ltd. 2.931% due 04/15/2026 •		649	649
Oscar U.S. Funding Trust LLC 3.150% due 08/10/2021		808	810
Palmer Square CLO Ltd. 2.542% due 08/15/2026 •		2,870	2,796

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

Palmer Square Loan Funding Ltd. 2.481% due 07/15/2026 •		2,875	2,807
RAAC Trust 1.427% due 03/25/2037 •		108	107
Residential Asset Securities Corp. Trust 1.832% due 01/25/2034 •		1,910	1,849
SLC Student Loan Trust
0.841% due 09/15/2026 •		894	892
0.851% due 03/15/2027 •		2,702	2,662
SLM Student Loan Trust
1.884% due 10/25/2024 •		189	189
1.944% due 10/25/2029 •		3,303	3,186
SoFi Consumer Loan Program LLC 3.050% due 12/26/2025		349	345
Sound Point CLO Ltd. 2.709% due 01/20/2028 •		5,000	4,863
Structured Asset Investment Loan Trust
1.652% due 03/25/2034 •		384	346
1.922% due 10/25/2033 •		154	151
TICP CLO Ltd. 2.659% due 04/20/2028 •		6,100	5,948
TPG Real Estate Finance 1.950% due 10/15/2034 •		3,600	3,362
WhiteHorse Ltd. 2.766% due 04/17/2027 •		3,047	3,017
Zais CLO Ltd. 2.981% due 04/15/2028 •		5,000	4,874
Total Asset-Backed Securities (Cost $133,723)			133,139
SOVEREIGN ISSUES 3.7%
Italy Buoni Poliennali Del Tesoro 1.750% due 07/01/2024	EUR	46,000	52,669
Provincia de Buenos Aires 37.463% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	3,463	20
Spain Government International Bond 4.000% due 04/30/2020	EUR	11,600	12,838
Total Sovereign Issues (Cost $66,513)			65,527
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		4,000	0
Total Convertible Preferred Securities (Cost $0)			0
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 1.704% (US0003M + 0.500%) due 09/24/2020 ~		$6,000	5,996
REPURCHASE AGREEMENTS (f) 0.2%			3,477
U.S. TREASURY BILLS 0.0%
0.020% due 06/18/2020 (c)(d)(k)		361	361
Total Short-Term Instruments (Cost $9,838)			9,834
Total Investments in Securities (Cost $1,538,068)			1,544,028
		SHARES
INVESTMENTS IN AFFILIATES 26.5%
SHORT-TERM INSTRUMENTS 26.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.5%
PIMCO Short Asset Portfolio		12,781,187	124,093
PIMCO Short-Term Floating NAV Portfolio III		34,949,843	343,242

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $472,498)	467,335
Total Investments in Affiliates (Cost $472,498)	467,335
Total Investments 113.9% (Cost $2,010,566)	$2,011,363
Financial Derivative Instruments (h)(j) 0.7%(Cost or Premiums, net $1,303)	12,782
Other Assets and Liabilities, net (14.6)%	(258,110)
Net Assets 100.0%	$1,766,035

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$3,477	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(3,550)	$3,477	$3,477
Total Repurchase Agreements	$(3,550)	$3,477	$3,477
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	1.690%	01/13/2020	04/13/2020	$(75,611)	$(75,892)
1.760	03/30/2020	04/15/2020	(23,332)	(23,334)
Total Reverse Repurchase Agreements	$(99,226)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.4)%
Ginnie Mae, TBA	4.000%	05/01/2050	$200	$(207)	$(213)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2050	154,500	(164,497)	(164,925)
Uniform Mortgage-Backed Security, TBA	6.000	04/01/2050	1,500	(1,668)	(1,662)
Total Short Sales (9.4)%	$(166,372)	$(166,800)
(g)	Securities with an aggregate market value of $99,672 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(151,864) at a weighted average interest rate of 1.796%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	$113.000	05/22/2020	629	$629	$5	$25
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	119.500	05/22/2020	582	582	5	27
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	120.000	05/22/2020	288	288	3	13
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	147.500	05/22/2020	23	23	0	3

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	200.000	05/22/2020	697	697	676	11
Total Purchased Options	$689	$79
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond June Futures	06/2020	1,704	$221,379	$(3,951)	$0	$(1,704)
Euro-Bund 10-Year Bond June Futures	06/2020	253	48,136	(215)	290	(304)
U.S. Treasury 2-Year Note June Futures	06/2020	3,255	717,346	11,274	0	(102)
U.S. Treasury 5-Year Note June Futures	06/2020	1,673	209,726	6,298	0	(78)
$13,406	$290	$(2,188)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	44	$(12,182)	$28	$1	$(1)
3-Month Euribor September Futures	09/2020	44	(12,180)	31	1	0
Euro-Bobl June Futures	06/2020	86	(12,825)	68	29	(31)
U.S. Treasury 10-Year Note June Futures	06/2020	735	(101,935)	(4,066)	103	0
$(3,939)	$134	$(32)
Total Futures Contracts	$9,467	$424	$(2,220)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	1.362%	$2,000	$(59)	$55	$(4)	$0	$(1)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.270%	Semi-Annual	03/03/2022	CAD	58,500	$0	$385	$385	$3	$0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	21,700	226	(679)	(453)	0	(29)
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	10,270,000	321	256	577	11	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	7,240,000	(87)	(1,311)	(1,398)	0	(27)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	1,640,000	201	301	502	12	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	390,000	0	(52)	(52)	13	0
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	390,000	0	(49)	(49)	13	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	3,120,000	69	(3,360)	(3,291)	0	(104)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	340,000	(11)	(715)	(726)	0	(22)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020	MXN	244,900	(14)	182	168	7	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	222,200	0	158	158	7	0
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020	988,300	0	705	705	31	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020	432,700	49	(380)	(331)	0	(14)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020	453,700	0	(351)	(351)	0	(15)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020	524,200	0	(443)	(443)	0	(19)
$754	$(5,353)	$(4,599)	$97	$(230)
Total Swap Agreements	$695	$(5,298)	$(4,603)	$97	$(231)
(i)	Securities with an aggregate market value of $6,225 and cash of $10,005 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	TRY	693	$106	$1	$0
04/2020	$18,735	GBP	14,530	0	(687)
05/2020	EUR	14,782	$16,464	187	(53)
05/2020	$7,491	EUR	6,972	211	0
BPS	04/2020	BRL	103,137	$24,678	4,829	0
04/2020	CAD	344	257	13	0
04/2020	MXN	198,072	10,285	1,959	0
04/2020	$19,843	BRL	103,137	7	(1)
05/2020	1,294	JPY	142,000	29	0
BRC	04/2020	GBP	14,530	$17,765	0	(283)
05/2020	$4,262	EUR	3,846	0	(14)
05/2020	17,777	GBP	14,530	283	0
BSH	04/2020	BRL	95,944	$18,455	0	(9)
04/2020	$19,375	BRL	95,944	0	(910)
07/2020	BRL	136,300	$32,527	6,440	0
07/2020	$26,917	BRL	136,300	0	(830)
CBK	04/2020	BRL	59,004	$14,069	2,713	0
04/2020	$11,350	BRL	59,004	6	0
05/2020	GBP	24,003	$30,900	1,095	(35)
05/2020	JPY	1,442,800	13,146	0	(298)
05/2020	$34,848	JPY	3,815,600	707	0
DUB	04/2020	BRL	31,985	$6,153	0	(3)
04/2020	$6,235	BRL	31,985	0	(79)
05/2020	BRL	31,985	$6,227	85	0
GLM	04/2020	$9,607	AUD	15,770	93	0
05/2020	AUD	15,770	$9,609	0	(93)
05/2020	GBP	936	1,092	0	(71)
05/2020	$20,428	GBP	16,689	320	0
HUS	04/2020	BRL	11,109	$2,476	338	0
04/2020	$2,137	BRL	11,109	1	0
04/2020	10,179	MXN	200,334	0	(1,759)
05/2020	GBP	4,710	$6,047	191	0
05/2020	$19,971	EUR	17,928	102	(267)
JPM	04/2020	BRL	14,373	$3,196	430	0
04/2020	$2,765	BRL	14,373	1	0
05/2020	EUR	4,709	$5,150	0	(52)
MYI	04/2020	AUD	15,770	10,374	673	0
04/2020	BRL	75,538	14,530	0	(7)
04/2020	$15,957	BRL	75,538	0	(1,420)
05/2020	EUR	82,764	$90,849	0	(583)
06/2020	THB	10,231	328	16	0
RYL	06/2020	$122	MYR	520	0	(2)
SOG	05/2020	GBP	39,524	$51,440	2,305	0
SSB	04/2020	BRL	15,844	3,616	567	0
UAG	04/2020	32,756	6,546	242	0
04/2020	$6,301	BRL	32,756	3	0
05/2020	JPY	2,538,800	$22,915	0	(742)
05/2020	$6,537	BRL	32,756	0	(247)
Total Forward Foreign Currency Contracts	$23,847	$(8,445)
WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Call - OTC USD versus RUB	RUB	71.020	05/07/2020	8,000	$(81)	$(769)
Total Written Options	$(81)	$(769)
(k)

Securities with an aggregate market value of $5,038 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$11,904	$11,904
Corporate Bonds & Notes
Banking & Finance	0	262,007	0	262,007
Industrials	0	152,204	0	152,204
Utilities	0	18,293	0	18,293
U.S. Government Agencies	0	503,644	0	503,644
U.S. Treasury Obligations	0	317,728	0	317,728
Non-Agency Mortgage-Backed Securities	0	69,748	0	69,748
Asset-Backed Securities	0	133,139	0	133,139
Sovereign Issues	0	65,527	0	65,527
Short-Term Instruments
Certificates of Deposit	0	5,996	0	5,996
Repurchase Agreements	0	3,477	0	3,477
U.S. Treasury Bills	0	361	0	361
	$0	$1,532,124	$11,904	$1,544,028
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$467,335	$0	$0	$467,335
Total Investments	$467,335	$1,532,124	$11,904	$2,011,363
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(166,800)	$0	$(166,800)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	424	176	0	600
Over the counter	0	23,847	0	23,847
	$424	$24,023	$0	$24,447
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,220)	(231)	0	(2,451)
Over the counter	0	(9,214)	0	(9,214)
	$(2,220)	$(9,445)	$0	$(11,665)
Total Financial Derivative Instruments	$(1,796)	$14,578	$0	$12,782
Totals	$465,539	$1,379,902	$11,904	$1,857,345

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Real Return Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC 2.697% (LIBOR03M + 1.750%) due 06/22/2026 ~		$77	$72
Total Loan Participations and Assignments (Cost $77)			72
CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 2.8%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		100	97
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	100	112
Ally Financial, Inc. 4.250% due 04/15/2021		$50	49
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	180
Bank of Ireland 7.375% due 06/18/2020 •(d)(e)	EUR	400	427
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(d)(e)		1,800	1,911
6.625% due 06/29/2021 •(d)(e)		600	635
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$2,600	2,647
Deutsche Bank AG 4.250% due 10/14/2021		10,200	9,710
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,800	1,687
ING Bank NV 2.625% due 12/05/2022		3,200	3,352
International Lease Finance Corp. 8.250% due 12/15/2020		2,310	2,297
Jackson National Life Global Funding 2.375% due 09/15/2022		500	499
Lloyds Banking Group PLC
1.995% (US0003M + 0.800%) due 06/21/2021 ~		2,800	2,733
6.375% due 06/27/2020 •(d)(e)	EUR	600	611
Mitsubishi UFJ Financial Group, Inc. 3.460% (US0003M + 1.880%) due 03/01/2021 ~		$1,097	1,091
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.960% due 09/19/2023		400	400
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		100	95
2.650% due 07/13/2022		200	193
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		300	271
Royal Bank of Scotland Group PLC
2.766% (US0003M + 1.550%) due 06/25/2024 ~		2,100	1,903
4.519% due 06/25/2024 •		1,400	1,412
7.500% due 08/10/2020 •(d)(e)		1,120	1,033
8.625% due 08/15/2021 •(d)(e)		400	392
SBA Tower Trust 2.877% due 07/15/2046		600	599
State Bank of India 2.850% (US0003M + 0.950%) due 04/06/2020 ~		4,300	4,300
UniCredit SpA 7.830% due 12/04/2023		8,450	9,035
			47,671
INDUSTRIALS 1.5%
Allergan Sales LLC 5.000% due 12/15/2021		1,540	1,596
Allergan, Inc. 3.375% due 09/15/2020		1,060	1,071
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		200	202
Charter Communications Operating LLC
3.579% due 07/23/2020		2,390	2,383
4.464% due 07/23/2022		140	145
Danone S.A. 2.077% due 11/02/2021		500	501

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

Dell International LLC 4.420% due 06/15/2021		1,500	1,517
eBay, Inc. 2.600% due 07/15/2022		100	100
EMC Corp. 2.650% due 06/01/2020		87	87
EQT Corp. 4.875% due 11/15/2021		207	170
ERAC USA Finance LLC 4.500% due 08/16/2021		480	490
Flex Ltd. 5.000% due 02/15/2023		100	100
General Electric Co. 5.550% due 05/04/2020		1,000	1,003
General Motors Co. 2.542% (US0003M + 0.800%) due 08/07/2020 ~		70	69
Hewlett Packard Enterprise Co. 2.620% (US0003M + 0.720%) due 10/05/2021 ~		3,100	2,920
JT International Financial Services BV 3.500% due 09/28/2023		200	209
McDonald's Corp. 2.225% (US0003M + 0.430%) due 10/28/2021 ~		5,400	5,315
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,700	1,694
NXP BV 3.875% due 09/01/2022		200	201
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		100	101
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		1,300	1,279
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		38	37
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		500	499
Textron, Inc. 2.284% (US0003M + 0.550%) due 11/10/2020 ~		3,650	3,650
Toyota Tsusho Corp. 3.625% due 09/13/2023		200	196
VMware, Inc. 3.900% due 08/21/2027		190	188
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	12,930	147
			25,870
UTILITIES 0.7%
AT&T, Inc.
2.330% (US0003M + 0.750%) due 06/01/2021 ~		$2,800	2,719
5.150% due 02/15/2050		1,540	1,848
5.300% due 08/15/2058		580	686
British Transco International Finance BV 0.000% due 11/04/2021		580	566
Eversource Energy 2.900% due 10/01/2024		100	103
Petrobras Global Finance BV
5.093% due 01/15/2030		3,558	3,260
6.125% due 01/17/2022		212	213
Sempra Energy
1.191% (US0003M + 0.450%) due 03/15/2021 ~		1,550	1,528
2.900% due 02/01/2023		500	498
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	101
Sprint Corp. 7.250% due 09/15/2021		100	104
			11,626
Total Corporate Bonds & Notes (Cost $86,602)			85,167
MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		615	597
Total Municipal Bonds & Notes (Cost $588)			597
U.S. GOVERNMENT AGENCIES 19.8%
Fannie Mae
1.097% due 08/25/2034 •		21	20
1.297% due 07/25/2037 - 05/25/2042 •		41	40
1.347% due 03/25/2049 •		7,810	7,715
1.387% due 05/25/2036 •		9	9
1.687% due 12/25/2036 •		22	22
3.253% due 07/01/2044 - 09/01/2044 •		20	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

3.654% due 10/01/2035 •	34	35
3.958% due 05/25/2035 ~	147	154
Fannie Mae, TBA 3.000% due 06/01/2040	4,500	4,703
Freddie Mac
1.077% due 08/25/2031 •	27	27
1.155% due 09/15/2042 •	4,686	4,734
2.005% due 07/15/2044 •	2,335	2,324
3.166% due 10/25/2044 •	1,553	1,530
3.189% due 02/25/2045 •	475	465
3.935% due 01/01/2034 •	41	41
4.501% due 12/01/2035 •	23	23
Ginnie Mae
1.173% due 02/20/2049 •	7,625	7,550
2.266% due 08/20/2068 •	3,390	3,272
3.629% due 04/20/2067 •	2,453	2,451
NCUA Guaranteed Notes
1.466% due 10/07/2020 •	576	576
1.576% due 12/08/2020 •	2,168	2,168
Small Business Administration 6.020% due 08/01/2028	265	290
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 08/01/2049	9,425	10,064
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2050 - 06/01/2050	48,400	50,039
3.000% due 05/01/2050	62,000	64,928
3.500% due 05/01/2050	42,440	44,890
4.000% due 04/01/2050 - 05/01/2050	117,700	125,669
Total U.S. Government Agencies (Cost $327,692)		333,758
U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021 (g)	116,764	114,392
0.125% due 01/15/2022	33,140	32,664
0.125% due 04/15/2022 (i)	22,055	21,743
0.125% due 07/15/2022	33,051	32,741
0.125% due 01/15/2023	23,870	23,580
0.125% due 07/15/2026 (g)	66,265	66,908
0.125% due 01/15/2030 (k)	40	41
0.250% due 07/15/2029 (g)	87,799	91,275
0.375% due 07/15/2023	55,348	55,687
0.375% due 07/15/2025	30,926	31,560
0.375% due 01/15/2027	44,720	45,812
0.375% due 07/15/2027	40,913	42,125
0.500% due 04/15/2024 (i)	13,234	13,429
0.500% due 01/15/2028 (g)	66,171	69,011
0.625% due 07/15/2021 (g)(i)(k)	8,217	8,140
0.625% due 04/15/2023 (i)	23,313	23,493
0.625% due 01/15/2026 (g)	209,518	216,525
0.625% due 02/15/2043 (g)(k)	5,632	6,185
0.750% due 07/15/2028	27,632	29,590
0.750% due 02/15/2042	13,527	15,161
0.750% due 02/15/2045	51,758	59,220
0.875% due 02/15/2047	30,395	36,209
1.000% due 02/15/2046	29,013	35,283
1.000% due 02/15/2048 (k)	5,677	6,999
1.375% due 02/15/2044 (g)	65,564	84,184
1.750% due 01/15/2028 (g)	70,694	80,473
2.000% due 01/15/2026	48,181	53,620
2.125% due 02/15/2040 (g)	45,838	64,137
2.125% due 02/15/2041 (g)(k)	7,008	9,765
2.375% due 01/15/2025 (g)	86,633	96,099
2.375% due 01/15/2027	18,393	21,333
2.500% due 01/15/2029 (g)	58,241	71,534
3.375% due 04/15/2032 (k)	2,188	3,096
3.625% due 04/15/2028	40,415	52,057
3.875% due 04/15/2029 (g)	47,523	64,129
U.S. Treasury Notes
1.750% due 12/31/2024 (g)	2,120	2,258
Total U.S. Treasury Obligations (Cost $1,604,945)		1,680,458
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust 4.074% due 05/25/2036 ^~	118	103
Alliance Bancorp Trust 1.187% due 07/25/2037 •	900	685
American Home Mortgage Investment Trust 3.033% due 09/25/2045 •	64	62
Banc of America Funding Trust
1.213% due 07/20/2036 •	29	28
4.184% due 01/20/2047 ^~	151	132
4.365% due 02/20/2036 ~	204	176
Banc of America Mortgage Trust
3.653% due 02/25/2036 ^~	180	156

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.636% due 06/25/2035 ~		35	28
Bancorp Commercial Mortgage Trust 1.755% due 09/15/2036 •		1,888	1,801
Bear Stearns Adjustable Rate Mortgage Trust
3.677% due 02/25/2036 ^~		47	42
3.724% due 01/25/2035 ~		150	135
3.759% due 03/25/2035 ~		193	167
4.183% due 07/25/2036 ^~		226	199
4.270% due 10/25/2035 •		294	277
Bear Stearns ALT-A Trust
3.775% due 03/25/2036 ^~		323	253
3.958% due 09/25/2035 ^~		866	645
Chase Mortgage Finance Trust 4.608% due 02/25/2037 ~		18	16
ChaseFlex Trust 6.000% due 02/25/2037 ^		342	208
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.227% due 01/25/2035 •		5	5
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ		859	853
3.258% due 04/25/2066 ~		658	653
4.033% due 03/25/2037 ^~		2,231	1,861
4.128% due 09/25/2037 ^~		462	408
4.140% due 03/25/2036 ^•		297	261
4.810% due 05/25/2035 •		12	11
Citigroup Mortgage Loan Trust, Inc.
4.200% due 09/25/2035 •		7	6
5.500% due 08/25/2034		55	52
Civic Mortgage LLC 4.349% due 11/25/2022 þ		424	423
Countrywide Alternative Loan Trust
0.953% due 02/20/2047 ^•		343	233
1.057% due 06/25/2046 •		70	69
1.127% due 05/25/2047 •		99	78
1.137% due 09/25/2046 ^•		2,571	2,169
1.227% due 12/25/2035 •		22	19
2.966% due 12/25/2035 •		60	51
6.000% due 03/25/2037 ^		3,713	2,275
6.000% due 04/25/2037		479	454
Countrywide Home Loan Mortgage Pass-Through Trust
3.433% due 05/20/2036 ^~		66	60
3.777% due 10/20/2035 ~		1,323	1,197
5.500% due 08/25/2035 ^		47	41
6.000% due 04/25/2036		406	293
6.000% due 03/25/2037 ^		1,338	995
Credit Suisse Mortgage Capital Certificates
3.549% due 08/26/2058		748	778
6.006% due 10/26/2036 ~		201	182
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 1.047% due 10/25/2036 ^•		9	6
Eurosail PLC 1.456% due 06/13/2045 •	GBP	2,087	2,505
First Horizon Alternative Mortgage Securities Trust
3.776% due 06/25/2034 ~		$116	106
6.000% due 02/25/2037 ^		366	239
First Horizon Mortgage Pass-Through Trust 4.622% due 08/25/2035 ~		170	131
Great Hall Mortgages PLC
0.643% due 03/18/2039 •	GBP	95	113
0.663% due 06/18/2038 •		88	105
GreenPoint Mortgage Funding Trust
1.127% due 09/25/2046 •		$338	274
1.387% due 06/25/2045 •		175	139
1.487% due 11/25/2045 •		125	93
GS Mortgage Securities Trust 4.592% due 08/10/2043		3,216	3,231
GSR Mortgage Loan Trust
4.098% due 09/25/2035 ~		127	120
4.118% due 12/25/2034 ~		207	190
4.310% due 01/25/2035 ~		71	62
4.655% due 07/25/2035 ~		165	143
HarborView Mortgage Loan Trust
0.940% due 09/19/2037 •		59	48
1.113% due 06/20/2035 •		62	58
1.190% due 05/19/2035 •		47	44
1.310% due 02/19/2036 •		107	76
Hawksmoor Mortgages 1.761% due 05/25/2053 •	GBP	6,932	8,472
IndyMac Mortgage Loan Trust
1.227% due 07/25/2035 •		$195	150
1.727% due 05/25/2034 •		20	17
3.854% due 12/25/2034 ~		70	62
4.226% due 11/25/2035 ^~		56	55
JPMorgan Mortgage Trust
3.598% due 07/27/2037 ~		436	427
3.979% due 09/25/2035 ~		24	22

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.193% due 08/25/2035 ^~		111	102
4.222% due 07/25/2035 ~		207	188
4.370% due 02/25/2035 ~		96	83
4.539% due 07/25/2035 ~		83	76
4.559% due 08/25/2035 ~		122	112
Lehman XS Trust 2.097% due 12/25/2037 •		3,476	2,846
MASTR Adjustable Rate Mortgages Trust 4.684% due 11/21/2034 ~		86	82
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 1.405% due 11/15/2031 •		64	60
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.145% due 12/15/2030 •		80	74
Merrill Lynch Mortgage Investors Trust
1.197% due 11/25/2035 •		62	50
3.617% due 12/25/2035 ~		93	76
Morgan Stanley Mortgage Loan Trust 3.798% due 06/25/2036 ~		165	153
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		7,194	7,209
Residential Accredit Loans, Inc. Trust
1.247% due 08/25/2035 •		71	56
2.910% due 10/25/2037 ~		1,188	953
Residential Asset Securitization Trust
1.347% due 05/25/2035 •		640	471
6.500% due 09/25/2036 ^		248	147
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		218	199
Sequoia Mortgage Trust
0.973% due 07/20/2036 •		447	398
1.100% due 10/19/2026 •		21	19
Structured Adjustable Rate Mortgage Loan Trust
3.366% due 01/25/2035 ^•		70	58
3.872% due 02/25/2034 ~		68	62
3.982% due 08/25/2035 ~		83	72
Structured Asset Mortgage Investments Trust
1.000% due 07/19/2035 •		456	401
1.137% due 06/25/2036 •		57	54
1.157% due 04/25/2036 •		200	194
1.410% due 10/19/2034 •		42	38
Structured Asset Securities Corp. Mortgage Loan Trust 1.157% due 11/25/2035 •		6,201	6,077
Towd Point Mortgage Funding PLC 1.724% due 10/20/2051 •	GBP	6,199	7,479
Wachovia Mortgage Loan Trust 1.177% due 01/25/2037 •		$1,766	979
WaMu Mortgage Pass-Through Certificates Trust
2.484% due 07/25/2046 •		463	367
2.484% due 11/25/2046 •		65	54
2.696% due 01/25/2047 •		387	339
2.736% due 05/25/2047 •		253	210
2.863% due 12/25/2046 •		60	50
2.966% due 02/25/2046 •		91	80
3.166% due 11/25/2042 •		10	9
3.479% due 08/25/2035 ~		10	8
3.749% due 12/25/2035 ~		87	75
Total Non-Agency Mortgage-Backed Securities (Cost $69,284)			65,388
ASSET-BACKED SECURITIES 6.1%
ACE Securities Corp. Home Equity Loan Trust 1.147% due 03/25/2037 •		425	224
Adagio CLO Ltd. 0.660% due 10/15/2029 •	EUR	488	532
Argent Mortgage Loan Trust 1.427% due 05/25/2035 •		$711	581
Argent Securities Trust 1.107% due 05/25/2036 •		130	43
Atrium Corp. 2.632% due 04/22/2027 •		2,000	1,971
Babson Euro CLO BV 0.434% due 10/25/2029 •	EUR	600	653
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$137	136
Benefit Street Partners CLO Ltd. 2.599% due 07/18/2027 •		900	889
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	1,646	1,794
2.958% due 10/03/2029 •		$1,111	1,102
Brookside Mill CLO Ltd. 2.656% due 01/17/2028 •		2,130	2,088
Carlyle Global Market Strategies Euro CLO DAC 0.730% due 09/21/2029 •	EUR	293	321
Catamaran CLO Ltd. 2.644% due 01/27/2028 •		$4,442	4,339

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

CIT Mortgage Loan Trust
2.297% due 10/25/2037 •		468	455
2.447% due 10/25/2037 •		3,400	2,873
Citigroup Mortgage Loan Trust 1.027% due 01/25/2037 •		112	83
Citigroup Mortgage Loan Trust, Inc. 1.197% due 06/25/2037 •		3,873	3,806
College Loan Corp. Trust 2.044% due 01/25/2024 •		800	770
CoreVest American Finance Trust 2.968% due 10/15/2049		538	535
Countrywide Asset-Backed Certificates
1.137% due 11/25/2037 •		4,459	3,932
1.197% due 03/25/2037 •		1,260	1,034
3.765% due 04/25/2036 ~		1	1
Countrywide Asset-Backed Certificates Trust 1.687% due 08/25/2047 •		233	209
Credit-Based Asset Servicing & Securitization LLC
1.167% due 07/25/2037 •		931	559
1.997% due 05/25/2035 •		386	312
Credit-Based Asset Servicing & Securitization Trust 1.007% due 11/25/2036 •		64	32
CVP Cascade CLO Ltd. 2.993% due 01/16/2026 •		124	124
Ellington Loan Acquisition Trust 2.047% due 05/25/2037 •		466	424
First Franklin Mortgage Loan Trust 1.417% due 11/25/2036 •		2,400	1,869
Fremont Home Loan Trust 1.082% due 10/25/2036 •		959	786
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		381	265
GSAMP Trust
1.017% due 12/25/2036 •		78	39
1.682% due 09/25/2035 ^•		71	67
1.922% due 03/25/2035 ^•		56	46
Halcyon Loan Advisors Funding Ltd. 2.747% due 04/20/2027 •		1,082	1,076
Home Equity Asset Trust
1.397% due 02/25/2036 •		2,200	1,931
1.742% due 07/25/2034 •		208	197
HSI Asset Securitization Corp. Trust 0.997% due 10/25/2036 •		5	2
IndyMac Mortgage Loan Trust 1.017% due 07/25/2036 •		660	245
Jamestown CLO Ltd.
2.521% due 07/15/2026 •		892	852
3.056% due 01/17/2027 •		3,003	2,963
JPMorgan Mortgage Acquisition Trust 1.157% due 10/25/2036 •		86	79
Jubilee CLO BV
0.311% due 12/15/2029 •	EUR	2,400	2,466
0.447% due 07/12/2028 •		1,100	1,192
KVK CLO Ltd. 2.738% due 01/14/2028 •		$610	596
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		628	615
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		1,161	844
Lehman XS Trust
1.107% due 05/25/2036 •		1,166	1,039
5.201% due 06/25/2036 þ		747	713
LoanCore Issuer Ltd. 1.835% due 05/15/2036 •		2,700	2,627
Long Beach Mortgage Loan Trust 1.067% due 08/25/2036 •		1,199	553
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	800	824
Marathon CLO Ltd. 2.566% due 11/21/2027 •		$1,511	1,471
Marlette Funding Trust 2.690% due 09/17/2029		494	479
MASTR Asset-Backed Securities Trust 1.447% due 10/25/2035 ^•		68	57
Merrill Lynch Mortgage Investors Trust
1.027% due 09/25/2037 •		23	13
1.067% due 02/25/2037 •		295	105
Morgan Stanley IXIS Real Estate Capital Trust 0.997% due 11/25/2036 •		10	4
New Century Home Equity Loan Trust 1.712% due 02/25/2035 •		119	106
NovaStar Mortgage Funding Trust 1.652% due 01/25/2036 •		2,025	1,910
OCP CLO Ltd.
2.614% due 10/26/2027 •		1,521	1,488
2.631% due 07/15/2027 •		1,260	1,248

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

2.686% due 04/17/2027 •		776	769
Park Place Securities, Inc. 1.417% due 09/25/2035 •		2,303	2,249
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.437% due 09/25/2035 •		775	706
1.997% due 10/25/2034 •		3,850	3,493
RAAC Trust 1.287% due 08/25/2036 •		439	425
Renaissance Home Equity Loan Trust 1.707% due 12/25/2032 •		61	55
Residential Asset Securities Corp. Trust 1.177% due 06/25/2036 •		4,405	4,076
Saxon Asset Securities Trust 1.257% due 09/25/2037 •		824	742
Securitized Asset-Backed Receivables LLC Trust
1.007% due 12/25/2036 ^•		294	80
1.097% due 07/25/2036 •		230	115
1.107% due 07/25/2036 •		3,248	1,426
SLM Private Education Loan Trust 2.955% due 06/16/2042 •		542	543
SLM Student Loan Trust
0.000% due 01/25/2024 •	EUR	566	621
0.000% due 06/17/2024 •		174	188
2.344% due 10/25/2064 •		$2,967	2,810
3.294% due 04/25/2023 •		2,304	2,285
SoFi Professional Loan Program LLC 2.050% due 01/25/2041		282	281
Soundview Home Loan Trust
1.007% due 11/25/2036 •		45	16
1.127% due 07/25/2037 •		1,102	949
1.147% due 06/25/2037 •		1,935	1,450
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		4,012	3,781
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		333	333
Structured Asset Securities Corp. Mortgage Loan Trust 3.081% due 04/25/2035 •		172	159
Symphony CLO Ltd. 2.788% due 07/14/2026 •		1,212	1,177
THL Credit Wind River CLO Ltd.
2.701% due 10/15/2027 •		324	319
2.711% due 01/15/2026 •		1,116	1,112
Tralee CLO Ltd. 2.849% due 10/20/2027 •		2,351	2,315
Venture CLO Ltd.
2.651% due 04/15/2027 •		4,425	4,321
2.711% due 07/15/2027 •		2,049	2,011
Voya CLO Ltd. 2.514% due 07/25/2026 •		1,884	1,845
Z Capital Credit Partners CLO Ltd. 2.793% due 07/16/2027 •		3,610	3,518
Total Asset-Backed Securities (Cost $107,095)			102,759
SOVEREIGN ISSUES 4.5%
Argentina Government International Bond
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	16,489	125
38.039% (ARLLMONP) due 06/21/2020 ~		105,646	766
42.781% (BADLARPP) due 10/04/2022 ~		300	4
Australia Government International Bond
1.250% due 02/21/2022 (c)	AUD	7,017	4,356
3.000% due 09/20/2025 (c)		11,216	7,913
Canada Government Real Return Bond 4.250% due 12/01/2026	CAD	5,856	5,216
Japan Government International Bond
0.100% due 03/10/2028	JPY	1,199,041	11,146
0.100% due 03/10/2029		1,235,049	11,457
Mexico Government International Bond 7.750% due 05/29/2031	MXN	53,861	2,357
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	7,003	4,589
3.000% due 09/20/2030 (c)		15,561	11,707
Peru Government International Bond 5.940% due 02/12/2029	PEN	5,300	1,653
Qatar Government International Bond 3.875% due 04/23/2023		$2,000	2,063
Saudi Government International Bond 4.000% due 04/17/2025		3,170	3,302

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

United Kingdom Gilt 0.125% due 08/10/2048	GBP	4,442	9,626
Total Sovereign Issues (Cost $88,890)			76,280
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(d)(e)		100,000	100
Bank of America Corp. 5.875% due 03/15/2028 •(d)		1,220,000	1,237
Total Preferred Securities (Cost $1,333)			1,337
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (f) 0.1%			998
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
32.393% due 08/28/2020 ~	ARS	7707	71
35.641% due 06/22/2020 ~		3180	37
36.751% due 04/03/2020 ~		16,920	190
53.823% due 05/13/2020 (a)(b)		5,020	37
			335
U.S. TREASURY BILLS 0.0%
0.020% due 06/18/2020 (a)(b)(k)		$351	351
Total Short-Term Instruments (Cost $1,808)			1,684
Total Investments in Securities (Cost $2,288,314)			2,347,500
		SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		2,962,922	29,099
Total Short-Term Instruments (Cost $29,076)			29,099
Total Investments in Affiliates (Cost $29,076)			29,099
Total Investments 140.6% (Cost $2,317,390)			$2,376,599
Financial Derivative Instruments (h)(j) (0.0)%(Cost or Premiums, net $(5,677))			(132)
Other Assets and Liabilities, net (40.6)%			(686,092)
Net Assets 100.0%			$1,690,375

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$998	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(1,019)	$998	$998
Total Repurchase Agreements	$(1,019)	$998	$998
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	1.030%	03/26/2020	04/13/2020	$(2,253)	$(2,253)
BPG	0.450	04/01/2020	04/02/2020	(502,811)	(502,811)
0.700	03/16/2020	04/16/2020	(11,485)	(11,488)
1.200	03/17/2020	04/17/2020	(26,604)	(26,618)
1.730	02/11/2020	04/09/2020	(22,873)	(22,928)
1.740	02/18/2020	04/17/2020	(49,108)	(49,210)
1.750	02/21/2020	04/03/2020	(9,652)	(9,671)
1.920	11/18/2019	05/18/2020	(110,546)	(111,344)
1.950	11/18/2019	05/18/2020	(44,753)	(45,082)
1.950	12/24/2019	05/18/2020	(1,002)	(1,007)
MSC	1.850	03/19/2020	04/13/2020	(5,778)	(5,781)
TDL	1.680	01/06/2020	04/06/2020	(194,294)	(195,074)
Total Sale-Buyback Transactions	$(983,267)
(g)	Securities with an aggregate market value of $970,748 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(464,601) at a weighted average interest rate of 1.787%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(516) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	$200.000	05/22/2020	3	$	3	$3	$0
Total Purchased Options	$3	$0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 113.400 on Euro-Schatz June 2020 Futures (1)	05/2020	2,011	$44	$32	$33	$0
Call Options Strike @ EUR 116.500 on Euro-Schatz June 2020 Futures (1)	05/2020	464	5	2	3	0
Call Options Strike @ EUR 140.500 on Euro-Bobl June 2020 Futures (1)	05/2020	334	11	9	7	0
Euro-Bund 10-Year Bond June Futures	06/2020	428	81,432	(364)	491	(514)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	309	31	27	0	(17)
U.S. Treasury 2-Year Note June Futures	06/2020	56	12,341	178	0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	459	101,841	7,409	0	(1,492)
$7,293	$534	$(2,025)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	06/2020	85	$(6,123)	$(32)	$0	$(4)
Australia Government 10-Year Bond June Futures	06/2020	46	(4,261)	18	0	(57)
Euro-Bobl June Futures	06/2020	108	(16,105)	87	36	(79)
Euro-BTP Italy Government Bond June Futures	06/2020	17	(2,651)	117	44	0
Euro-Buxl 30-Year Bond June Futures	06/2020	22	(5,093)	191	111	(55)
Euro-OAT France Government 10-Year Bond June Futures	06/2020	4	(738)	14	6	(2)
Euro-Schatz June Futures	06/2020	2,475	(306,242)	(207)	137	(177)
Japan Government 10-Year Bond June Futures	06/2020	17	(24,122)	385	25	(62)
U.S. Treasury 5-Year Note June Futures	06/2020	642	(80,481)	(2,955)	30	0
U.S. Treasury 10-Year Note June Futures	06/2020	1,132	(156,994)	(5,104)	171	(17)
U.S. Treasury 30-Year Bond June Futures	06/2020	595	(106,542)	(8,389)	985	0
United Kingdom Long Gilt June Futures	06/2020	206	(34,847)	(498)	128	(102)
$(16,373)	$1,673	$(555)
Total Futures Contracts	$(9,080)	$2,207	$(2,580)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin (7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.688%	EUR	720	$12	$(10)	$2	$0	$(1)
General Electric Co.	1.000	Quarterly	12/20/2020	1.362	$400	(10)	9	(1)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.948	800	(45)	19	(26)	5	0
$(43)	$18	$(25)	$5	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin (7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$28,126	$(1,702)	$3,369	$1,667	$374	$0
CDX.HY-34 5-Year Index	(5.000)	Quarterly	06/20/2025	8,900	354	186	540	120	0
$(1,348)	$3,555	$2,207	$494	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin (7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Europe Main 32 5-Year Index	1.000%	Quarterly	12/20/2024	EUR	16,600	$200	$(156)	$44	$0	$(28)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin (7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,800	$17	$(2,755)	$(2,738)	$236	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,600	4	(745)	(741)	50	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		3,877	21	(1,867)	(1,846)	123	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,250	3	(605)	(602)	40	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	(1,386)	(1,350)	0	(45)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	03/12/2021		$462,900	657	3,875	4,532	115	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2021		463,500	(2,285)	(1,753)	(4,038)	0	(118)
Pay	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		14,900	0	972	972	5	0
Receive	3-Month USD-LIBOR	1.404	Semi-Annual	03/12/2025		97,580	(676)	(3,779)	(4,455)	0	(10)
Pay(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		97,600	1,990	1,734	3,724	0	(5)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		3,500	(3)	(1,305)	(1,308)	106	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(1)	(29)	(30)	3	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		400	0	(78)	(78)	11	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		700	(4)	(157)	(161)	20	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		1,100	8	(224)	(216)	31	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		200	0	(53)	(53)	6	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		3,200	(9)	(1,177)	(1,186)	98	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		2,050	(45)	(572)	(617)	61	0
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	22,400	(131)	599	468	30	0
Receive(8)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		7,900	(313)	(835)	(1,148)	0	(33)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	(83)	(90)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		118,480	(2)	(26)	(28)	0	(1)
Pay	CPTFEMU	1.535	Maturity	03/15/2028	EUR	90	0	10	10	0	0
Pay	CPTFEMU	1.620	Maturity	05/15/2028		4,980	0	616	616	0	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		2,020	0	165	165	0	(11)
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,240	4	528	532	0	(27)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		930	0	404	404	0	(16)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		1,600	5	695	700	0	(27)
Pay	CPTFEMU	1.387	Maturity	08/15/2049		990	0	135	135	0	(18)
Pay	CPTFEMU	1.450	Maturity	02/15/2050		1,300	4	207	211	0	(32)
Receive	CPURNSA	2.021	Maturity	11/25/2020		$8,600	0	(157)	(157)	67	0
Pay	CPURNSA	1.200	Maturity	02/28/2021		18,000	0	366	366	0	(7)
Receive	CPURNSA	1.875	Maturity	03/14/2021		7,700	0	(191)	(191)	0	(4)
Receive	CPURNSA	1.550	Maturity	07/26/2021		7,200	244	(307)	(63)	0	(14)
Receive	CPURNSA	1.432	Maturity	08/06/2021		6,300	0	(153)	(153)	0	(12)
Receive	CPURNSA	1.445	Maturity	09/09/2021		10,900	0	(271)	(271)	0	(21)
Receive	CPURNSA	1.603	Maturity	09/12/2021		5,560	167	(248)	(81)	0	(12)
Receive	CPURNSA	1.580	Maturity	09/20/2021		12,500	0	(353)	(353)	0	(26)
Receive	CPURNSA	1.592	Maturity	09/20/2021		9,700	(2)	(274)	(276)	0	(20)
Receive	CPURNSA	2.069	Maturity	07/15/2022		3,700	0	(177)	(177)	0	(5)
Receive	CPURNSA	2.500	Maturity	07/15/2022		30,300	(2,696)	(1,918)	(4,614)	0	(38)
Receive	CPURNSA	2.210	Maturity	02/05/2023		20,900	0	(1,342)	(1,342)	0	(31)
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,090	(2)	(1,020)	(1,022)	0	(17)
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,250	0	(235)	(235)	0	(4)
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,970	0	(374)	(374)	0	(15)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	537	535	16	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	2,064	2,064	85	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	593	593	30	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	1,980	1,980	86	0
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	867	856	56	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	950	0	2	2	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		430	0	(6)	(6)	3	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		3,900	0	(126)	(126)	0	(8)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	10,900	0	680	680	9	0
Pay	UKRPI	3.438	Maturity	01/15/2030		12,100	0	242	242	8	0
Pay	UKRPI	3.480	Maturity	01/15/2030		8,600	116	116	232	6	0
Pay	UKRPI	3.400	Maturity	06/15/2030		4,400	156	182	338	8	0
Pay	UKRPI	3.325	Maturity	08/15/2030		18,600	132	805	937	14	0
Pay	UKRPI	3.470	Maturity	09/15/2032		16,010	0	1,254	1,254	51	0
Pay	UKRPI	3.500	Maturity	09/15/2033		770	1	71	72	3	0
Pay	UKRPI	3.579	Maturity	10/15/2033		1,390	0	171	171	7	0
Pay	UKRPI	3.572	Maturity	05/15/2034		870	0	90	90	5	0
Receive	UKRPI	3.598	Maturity	09/15/2034		12,260	8	(1,470)	(1,462)	0	(71)
Pay	UKRPI	3.358	Maturity	04/15/2035		2,690	(60)	395	335	19	0
Pay	UKRPI	3.590	Maturity	06/15/2039		820	0	178	178	9	0
Pay	UKRPI	3.600	Maturity	06/15/2039		1,650	(5)	371	366	18	0
							$(2,681)	$(5,147)	$(7,828)	$1,435	$(650)
Total Swap Agreements							$(3,872)	$(1,730)	$(5,602)	$1,934	$(679)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

(i)			Securities with an aggregate market value of $12,625 and cash of $5,512 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)			Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			Unsettled variation margin Liability of $(34) for closed swap agreements is outstanding at period end.
(8)			This instrument has a forward starting effective date.
(j)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2020	BRL	16,679		$3,208	$0	$(2)
	04/2020	GBP	24,622		31,748	1,165	0
	04/2020		$3,800	BRL	16,679	0	(590)
BPS	04/2020	GBP	588		$704	0	(26)
	04/2020	JPY	43,700		428	21	0
	04/2020	NZD	27,279		17,242	965	0
	04/2020		$16,252	EUR	14,582	23	(193)
	04/2020		2,901	GBP	2,462	157	0
	04/2020		3	ILS	12	0	0
BRC	04/2020	JPY	2,551,600		$23,214	0	(516)
	04/2020		$28,658	GBP	23,439	456	0
	05/2020	GBP	23,439		$28,677	0	(457)
BSH	07/2020		$1,264	BRL	6,372	0	(45)
CBK	04/2020	CAD	8,345		$6,263	333	0
	04/2020	COP	317,165		93	15	0
	04/2020	EUR	28,998		31,767	0	(215)
	04/2020	GBP	640		745	0	(50)
	04/2020		$5,918	CAD	8,345	11	0
	04/2020		92	COP	317,165	0	(14)
	04/2020		1,112	EUR	973	0	(39)
	04/2020		1,058	GBP	811	0	(50)
	05/2020	CAD	8,345		$5,920	0	(12)
	05/2020	PEN	5,663		1,669	22	0
	05/2020		$5,706	MXN	111,043	0	(1,047)
	06/2020	IDR	125,393,490		$8,722	1,129	0
	07/2020	BRL	6,372		1,525	306	0
DUB	04/2020		813		156	0	0
	04/2020		$158	BRL	813	0	(2)
	05/2020	BRL	813		$158	2	0
GLM	04/2020		17,493		3,902	536	0
	04/2020	RUB	594,528		8,887	1,312	0
	04/2020		$12,745	AUD	20,921	123	0
	04/2020		3,365	BRL	17,493	2	0
	04/2020		881	EUR	815	18	0
	04/2020		1,161	RUB	71,880	0	(245)
	05/2020	AUD	20,921		$12,747	0	(124)
	05/2020		$7	RUB	528	0	0
	06/2020	SGD	51		$36	0	0
HUS	04/2020	GBP	862		1,016	0	(55)
	04/2020	MXN	168,246		7,381	300	0
	05/2020	GBP	631		781	0	(3)
JPM	06/2020		$110	MXN	2,098	0	(22)
MYI	04/2020	AUD	20,921		$13,762	893	0
	04/2020		$8	ILS	31	0	0
	04/2020		24,037	JPY	2,595,300	99	0
	04/2020		16,405	NZD	27,279	0	(127)
	05/2020	JPY	2,595,300		$24,089	0	(87)
	05/2020	NZD	27,279		16,400	127	0
	06/2020		$9,242	IDR	128,321,435	0	(1,471)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

RYL	06/2020		153	MYR	650		0	(3)
SCX	05/2020	EUR	11,817		$12,983		0	(67)
UAG	04/2020	RUB	554		7		0	0
	04/2020		$919	EUR	811		0	(24)
	04/2020		8,422	RUB	535,021		0	(1,605)
Total Forward Foreign Currency Contracts							$8,015	$(7,091)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.066%	10/02/2020	253,700	$1,013	$3,736
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 04/01/2050		$72.500	04/08/2020		42,400	$2	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2050		70.000	05/06/2020		11,100	0	0
							$2	$0
Total Purchased Options							$1,015	$3,736
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-33 5-Year Index		Sell	102.000%	05/20/2020	6,000	$(24)	$(592)
BPS	Call - OTC CDX.IG-33 5-Year Index		Buy	0.475	04/15/2020	4,100	(2)	0
	Put - OTC CDX.IG-33 5-Year Index		Sell	0.700	04/15/2020	4,100	(4)	(74)
	Put - OTC CDX.IG-33 5-Year Index		Sell	0.800	06/17/2020	3,500	(4)	(61)
DUB	Put - OTC CDX.IG-33 5-Year Index		Sell	0.850	06/17/2020	3,700	(4)	(59)
GST	Put - OTC CDX.HY-33 5-Year Index		Sell	102.000	06/17/2020	2,200	(14)	(227)
	Call - OTC CDX.IG-33 5-Year Index		Buy	0.475	04/15/2020	3,900	(2)	0
	Put - OTC CDX.IG-33 5-Year Index		Sell	0.700	04/15/2020	3,900	(3)	(71)
	Put - OTC CDX.IG-33 5-Year Index		Sell	0.800	06/17/2020	5,100	(6)	(89)
	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	5,800	(4)	(49)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	4,600	(4)	(77)
MYC	Put - OTC CDX.IG-33 5-Year Index		Sell	0.850	06/17/2020	4,300	(6)	(69)
							$(77)	$(1,368)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		04/07/2020	32,000	$(286)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		09/29/2020	4,300	(56)	0
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	8,600	(391)	(3)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	34,300	(250)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	2,900	(20)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0		10/02/2020	14,800	(273)	(120)
							$(1,276)	$(123)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	08/27/2020	5,000	$(154)	$(252)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.302	10/02/2020	53,300	(1,013)	(3,301)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	3,100	(94)	(155)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

MYC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	0.000	08/24/2020		6,400	(210)		(318)
									$(1,471)		$(4,026)
Total Written Options									$(2,824)		$(5,517)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.570%	Maturity	11/23/2020		$1,500	$0	$(2)	$0	$(2)
BRC	Receive	3-Month ILS-TELBOR	0.374	Annual	06/20/2020	ILS	14,310	0	(13)	0	(13)
	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028		3,080	0	94	94	0
DUB	Receive	3-Month ILS-TELBOR	0.414	Annual	06/20/2020		13,800	0	(15)	0	(15)
	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028		2,950	0	101	101	0
GLM	Receive	3-Month ILS-TELBOR	0.370	Annual	06/20/2020		11,170	1	(11)	0	(10)
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		5,730	0	153	153	0
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		3,500	0	86	86	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		2,390	0	76	76	0
HUS	Receive	3-Month ILS-TELBOR	0.370	Annual	06/20/2020		8,850	0	(8)	0	(8)
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		1,890	0	60	60	0
								$1	$521	$570	$(48)
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.940%	Maturity	05/21/2020	$80,000	$0	$(645)	$0	$(645)
Total Swap Agreements								$1	$(124)	$570	$(693)
(k)

Securities with an aggregate market value of $3,422 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)				Notional Amount represents the number of contracts.
(2)				YOY options may have a series of expirations.
(3)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments				$0			$72		$0	$72
Corporate Bonds & Notes
Banking & Finance				0			47,671		0	47,671
Industrials				0			25,870		0	25,870
Utilities				0			11,626		0	11,626
Municipal Bonds & Notes
West Virginia				0			597		0	597
U.S. Government Agencies				0			333,758		0	333,758
U.S. Treasury Obligations				0			1,680,458		0	1,680,458
Non-Agency Mortgage-Backed Securities				0			65,388		0	65,388
Asset-Backed Securities				0			102,759		0	102,759
Sovereign Issues				0			76,280		0	76,280
Preferred Securities
Banking & Finance				0			1,337		0	1,337
Short-Term Instruments
Repurchase Agreements				0			998		0	998
Argentina Treasury Bills				0			335		0	335
U.S. Treasury Bills				0			351		0	351
				$0			$2,347,500		$0	$2,347,500
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$29,099			$0		$0	$29,099
Total Investments				$29,099			$2,347,500		$0	$2,376,599
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				2,207			1,934		0	4,141

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

Over the counter	0	12,321	0	12,321
	$2,207	$14,255	$0	$16,462
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,580)	(679)	0	(3,259)
Over the counter	0	(13,301)	0	(13,301)
	$(2,580)	$(13,980)	$0	$(16,560)
Total Financial Derivative Instruments	$(373)	$275	$0	$(98)
Totals	$28,726	$2,347,775	$0	$2,376,501

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Short-Term Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
American Honda Finance Corp. 2.225% (LIBOR03M + 0.850%) due 03/29/2021 «~	$700	$681
Toyota Motor Credit Corp.
1.955% (LIBOR03M + 0.580%) due 09/28/2020 «~	2,000	1,970
2.205% (LIBOR03M + 0.830%) due 03/29/2021 «~	1,900	1,851
Total Loan Participations and Assignments (Cost $4,597)		4,502
CORPORATE BONDS & NOTES 56.2%
BANKING & FINANCE 31.0%
ABN AMRO Bank NV 2.208% (US0003M + 0.570%) due 08/27/2021 ~	500	487
AerCap Ireland Capital DAC
4.450% due 12/16/2021	1,600	1,427
4.500% due 05/15/2021	500	459
4.625% due 10/30/2020	400	388
AIA Group Ltd. 1.636% (US0003M + 0.520%) due 09/20/2021 ~	800	795
Air Lease Corp.
2.250% due 01/15/2023	400	335
2.750% due 01/15/2023	700	594
3.500% due 01/15/2022	400	365
Aircastle Ltd.
5.125% due 03/15/2021	1,200	1,192
5.500% due 02/15/2022	300	273
7.625% due 04/15/2020	500	500
Allstate Corp. 2.005% (US0003M + 0.630%) due 03/29/2023 ~	300	284
Ally Financial, Inc. 4.125% due 02/13/2022	500	494
American Tower Corp. 3.375% due 05/15/2024	400	403
Athene Global Funding 3.138% (US0003M + 1.230%) due 07/01/2022 ~	3,900	3,926
AvalonBay Communities, Inc. 2.261% (US0003M + 0.430%) due 01/15/2021 ~	300	295
Aviation Capital Group LLC
2.440% (US0003M + 0.670%) due 07/30/2021 ~	1,500	1,419
2.530% (US0003M + 0.950%) due 06/01/2021 ~	200	191
2.875% due 01/20/2022	800	724
6.750% due 04/06/2021	1,400	1,388
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	400	311
5.500% due 01/15/2023	300	270
Axis Bank Ltd. 3.250% due 05/21/2020	1,600	1,603
Bangkok Bank PCL 4.800% due 10/18/2020	400	406
Bank of America Corp.
2.104% (US0003M + 0.790%) due 03/05/2024 ~	2,200	2,062
2.999% (US0003M + 1.180%) due 10/21/2022 ~	300	290
Barclays Bank PLC 2.308% (US0003M + 0.460%) due 01/11/2021 ~	1,800	1,764
Barclays PLC
3.072% (US0003M + 1.380%) due 05/16/2024 ~	300	264
3.122% (US0003M + 1.430%) due 02/15/2023 ~	200	188
3.459% (US0003M + 1.625%) due 01/10/2023 ~	1,730	1,664
3.844% (US0003M + 2.110%) due 08/10/2021 ~	800	773
BOC Aviation Ltd.
2.375% due 09/15/2021	700	702
2.750% due 09/18/2022	900	927
2.813% (US0003M + 1.050%) due 05/02/2021 ~	2,700	2,704
Brixmor Operating Partnership LP 2.813% (US0003M + 1.050%) due 02/01/2022 ~	600	590
Citigroup, Inc.
2.603% (US0003M + 1.023%) due 06/01/2024 ~	400	373
2.751% (US0003M + 0.950%) due 07/24/2023 ~	1,200	1,134
2.792% (US0003M + 1.100%) due 05/17/2024 ~	1,100	1,051
3.010% (US0003M + 1.430%) due 09/01/2023 ~	1,700	1,663
CNH Industrial Capital LLC 3.875% due 10/15/2021	400	398

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

Cooperatieve Rabobank UA 2.314% (US0003M + 0.480%) due 01/10/2023 ~	500	474
Credit Suisse AG 2.100% due 11/12/2021	1,000	996
Credit Suisse Group AG 2.024% (US0003M + 1.240%) due 06/12/2024 ~	500	442
Danske Bank A/S
1.844% (US0003M + 1.060%) due 09/12/2023 ~	400	363
2.750% due 09/17/2020	500	496
2.800% due 03/10/2021	1,200	1,199
3.001% due 09/20/2022 •	900	892
DBS Group Holdings Ltd. 2.414% (US0003M + 0.620%) due 07/25/2022 ~	700	698
DNB Bank ASA
2.150% due 12/02/2022	400	395
2.200% (US0003M + 0.620%) due 12/02/2022 ~	300	286
Eksportfinans ASA 2.534% (US0003M + 0.800%) due 11/10/2020 ~	1,000	1,001
First Abu Dhabi Bank PJSC 2.793% (US0003M + 0.950%) due 04/16/2022 ~	1,800	1,732
Ford Motor Credit Co. LLC
2.134% (US0003M + 0.930%) due 09/24/2020 ~	500	475
2.193% (US0003M + 0.430%) due 11/02/2020 ~	300	281
2.343% due 11/02/2020	1,000	965
2.710% (US0003M + 0.810%) due 04/05/2021 ~	2,800	2,590
General Motors Financial Co., Inc.
2.685% (US0003M + 1.310%) due 06/30/2022 ~	1,000	795
2.728% (US0003M + 0.850%) due 04/09/2021 ~	1,900	1,711
2.837% (US0003M + 1.100%) due 11/06/2021 ~	500	458
3.388% (US0003M + 1.550%) due 01/14/2022 ~	1,000	830
3.700% due 11/24/2020	800	792
Goldman Sachs Bank USA 0.994% due 05/24/2021 •	1,000	973
Goldman Sachs Group, Inc. 2.862% (US0003M + 1.170%) due 11/15/2021 ~	2,400	2,353
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	500	539
Harley-Davidson Financial Services, Inc.
2.520% (US0003M + 0.940%) due 03/02/2021 ~	1,500	1,499
3.550% due 05/21/2021	500	509
HSBC Holdings PLC 2.692% (US0003M + 1.000%) due 05/18/2024 ~	7,058	6,586
Hyundai Capital Services, Inc. 2.625% due 09/29/2020	1,400	1,402
ICICI Bank Ltd.
3.125% due 08/12/2020	600	596
5.750% due 11/16/2020	450	457
ING Groep NV
2.451% (US0003M + 1.000%) due 10/02/2023 ~	400	377
2.525% (US0003M + 1.150%) due 03/29/2022 ~	600	579
International Lease Finance Corp.
4.625% due 04/15/2021	1,000	923
8.250% due 12/15/2020	1,100	1,094
8.625% due 01/15/2022	900	874
JPMorgan Chase & Co.
2.696% (US0003M + 0.890%) due 07/23/2024 ~	400	361
3.031% (US0003M + 1.230%) due 10/24/2023 ~	1,700	1,646
KEB Hana Bank 2.133% (US0003M + 0.700%) due 10/02/2022 ~	800	792
LeasePlan Corp. NV 2.875% due 10/24/2024	500	491
Lloyds Banking Group PLC
1.995% (US0003M + 0.800%) due 06/21/2021 ~	400	390
2.858% due 03/17/2023 •	2,700	2,664
2.907% due 11/07/2023 •	500	500
Mirae Asset Daewoo Co. Ltd. 4.125% due 11/07/2021	300	311
Mitsubishi UFJ Financial Group, Inc.
1.833% (US0003M + 1.060%) due 09/13/2021 ~	1,756	1,730
2.584% (US0003M + 0.790%) due 07/25/2022 ~	3,250	3,111
2.599% (US0003M + 0.920%) due 02/22/2022 ~	1,300	1,173
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	500	492
3.406% due 02/28/2022	400	399
Mizuho Financial Group, Inc.
1.623% (US0003M + 0.850%) due 09/13/2023 ~	800	734
1.648% (US0003M + 0.880%) due 09/11/2022 ~	1,750	1,682
2.309% (US0003M + 0.630%) due 05/25/2024 ~	1,000	909
2.553% (US0003M + 0.940%) due 02/28/2022 ~	1,000	963
2.683% (US0003M + 0.840%) due 07/16/2023 ~	1,700	1,614
Morgan Stanley
1.613% (SOFRRATE + 0.700%) due 01/20/2023 ~	2,700	2,521
2.954% (US0003M + 1.220%) due 05/08/2024 ~	1,800	1,727
3.201% (US0003M + 1.400%) due 10/24/2023 ~	200	194
Nationwide Building Society
2.000% due 01/27/2023	400	392

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

3.622% due 04/26/2023 •	500	497
NatWest Markets PLC 2.775% (US0003M + 1.400%) due 09/29/2022 ~	1,300	1,225
Navient Corp.
6.625% due 07/26/2021	300	310
7.250% due 01/25/2022	400	393
Nissan Motor Acceptance Corp.
1.261% (US0003M + 0.520%) due 03/15/2021 ~	1,000	982
1.825% (US0003M + 0.630%) due 09/21/2021 ~	400	389
2.065% due 09/28/2022 •	1,100	1,023
2.738% (US0003M + 0.890%) due 01/13/2022 ~	1,800	1,751
Nomura Holdings, Inc. 2.648% due 01/16/2025	500	490
Nordea Bank Abp 2.553% (US0003M + 0.940%) due 08/30/2023 ~	1,000	994
ORIX Corp. 2.650% due 04/13/2021	3,600	3,575
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	700	664
5.250% due 08/15/2022	1,000	905
Piper Jaffray Cos.
4.740% due 10/15/2021	200	190
5.200% due 10/15/2023	700	664
PNC Bank N.A. 2.004% (US0003M + 0.325%) due 02/24/2023 ~	4,000	3,772
Qatari Diar Finance QSC 5.000% due 07/21/2020	1,300	1,306
QNB Finance Ltd.
2.763% (US0003M + 1.000%) due 05/02/2022 ~	1,700	1,693
2.875% due 04/29/2020	600	600
2.988% (US0003M + 1.350%) due 05/31/2021 ~	1,500	1,441
3.181% (US0003M + 1.450%) due 08/11/2021 ~	600	604
3.389% (US0003M + 1.570%) due 07/18/2021 ~	400	393
Royal Bank of Scotland Group PLC
2.766% (US0003M + 1.550%) due 06/25/2024 ~	500	453
3.162% (US0003M + 1.470%) due 05/15/2023 ~	4,400	4,181
Santander Holdings USA, Inc. 4.450% due 12/03/2021	400	408
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •	500	504
Santander UK PLC
2.100% due 01/13/2023	1,400	1,359
2.200% (US0003M + 0.620%) due 06/01/2021 ~	2,500	2,332
SBA Tower Trust 2.877% due 07/15/2046	700	698
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	1,000	999
Skandinaviska Enskilda Banken AB 1.429% (US0003M + 0.645%) due 12/12/2022 ~	500	464
SL Green Operating Partnership LP 2.672% (US0003M + 0.980%) due 08/16/2021 ~	500	487
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	500	496
3.000% due 07/15/2022	2,000	2,017
3.550% due 04/15/2024	1,000	1,069
Springleaf Finance Corp. 7.750% due 10/01/2021	300	302
Standard Chartered PLC 2.096% (US0003M + 1.200%) due 09/10/2022 ~	2,800	2,721
Starwood Property Trust, Inc. 3.625% due 02/01/2021	300	283
State Bank of India 2.850% (US0003M + 0.950%) due 04/06/2020 ~	1,650	1,650
Sumitomo Mitsui Financial Group, Inc.
2.559% (US0003M + 0.740%) due 10/18/2022 ~	500	496
2.618% (US0003M + 0.780%) due 07/12/2022 ~	500	476
Swedbank AB 1.441% (US0003M + 0.700%) due 03/14/2022 ~	600	582
UBS AG 1.579% due 06/08/2020 •	500	498
UBS Group AG 2.903% due 05/23/2023 •	1,000	936
Wells Fargo & Co. 3.007% (US0003M + 1.230%) due 10/31/2023 ~	4,300	4,105
		147,881
INDUSTRIALS 20.9%
AbbVie, Inc.
2.150% due 11/19/2021	1,700	1,694
2.346% (US0003M + 0.650%) due 11/21/2022 ~	1,200	1,123
Altria Group, Inc. 3.490% due 02/14/2022	800	809
Arrow Electronics, Inc. 3.500% due 04/01/2022	600	597

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

BAT Capital Corp.
2.294% due 08/14/2020 •	1,100	1,082
2.572% (US0003M + 0.880%) due 08/15/2022 ~	2,900	2,674
Bayer U.S. Finance LLC
1.751% (US0003M + 1.010%) due 12/15/2023 ~	1,200	1,112
1.846% (US0003M + 0.630%) due 06/25/2021 ~	1,200	1,162
3.500% due 06/25/2021	200	200
BMW Finance NV 2.503% (US0003M + 0.790%) due 08/12/2022 ~	2,200	2,111
BMW U.S. Capital LLC 2.207% (US0003M + 0.500%) due 08/13/2021 ~	1,200	1,154
Broadcom Corp.
2.200% due 01/15/2021	1,480	1,461
3.000% due 01/15/2022	1,000	992
Broadcom, Inc. 3.125% due 04/15/2021	3,700	3,656
Campbell Soup Co. 1.371% (US0003M + 0.630%) due 03/15/2021 ~	515	499
Central Nippon Expressway Co. Ltd.
2.273% due 03/03/2022 •	2,500	2,430
2.291% (US0003M + 0.540%) due 08/04/2020 ~	1,000	993
2.323% (US0003M + 0.560%) due 11/02/2021 ~	2,000	2,010
2.381% due 09/17/2020	800	804
2.662% (US0003M + 0.970%) due 02/16/2021 ~	1,000	992
Centrica PLC 2.216% due 09/25/2020 •	400	400
Charter Communications Operating LLC
3.413% (US0003M + 1.650%) due 02/01/2024 ~	4,400	4,276
3.579% due 07/23/2020	800	798
4.464% due 07/23/2022	500	517
Cigna Corp.
1.493% (US0003M + 0.650%) due 09/17/2021 ~	1,300	1,249
2.721% (US0003M + 0.890%) due 07/15/2023 ~	1,000	930
Cigna Holding Co. 5.125% due 06/15/2020	500	502
Conagra Brands, Inc.
2.378% (US0003M + 0.500%) due 10/09/2020 ~	1,200	1,184
2.552% (US0003M + 0.750%) due 10/22/2020 ~	105	104
3.800% due 10/22/2021	300	303
Constellation Brands, Inc. 2.392% (US0003M + 0.700%) due 11/15/2021 ~	800	754
Continental Airlines Pass-Through Trust 5.500% due 04/29/2022	111	109
Continental Resources, Inc. 5.000% due 09/15/2022	800	497
CVS Health Corp. 1.719% (US0003M + 0.720%) due 03/09/2021 ~	1,000	980
DAE Funding LLC 4.000% due 08/01/2020	300	297
Daimler Finance North America LLC
2.143% (US0003M + 0.430%) due 02/12/2021 ~	500	482
2.411% (US0003M + 0.670%) due 11/05/2021 ~	600	579
2.592% (US0003M + 0.900%) due 02/15/2022 ~	3,000	2,781
3.350% due 05/04/2021	1,200	1,189
Dell International LLC 4.420% due 06/15/2021	3,200	3,235
EMC Corp. 2.650% due 06/01/2020	180	180
Enbridge, Inc. 2.195% (US0003M + 0.500%) due 02/18/2022 ~	3,900	3,626
Equifax, Inc.
2.300% due 06/01/2021	400	389
2.562% (US0003M + 0.870%) due 08/15/2021 ~	950	927
Fortune Brands Home & Security, Inc. 3.000% due 06/15/2020	825	823
GATX Corp. 2.461% (US0003M + 0.720%) due 11/05/2021 ~	1,000	981
General Electric Co. 4.375% due 09/16/2020	1,000	1,001
General Mills, Inc. 6.610% due 10/15/2022	500	502
General Motors Co. 2.542% (US0003M + 0.800%) due 08/07/2020 ~	400	393
Hewlett Packard Enterprise Co. 2.620% (US0003M + 0.720%) due 10/05/2021 ~	1,000	942
Hyundai Capital America
1.604% (US0003M + 0.820%) due 03/12/2021 ~	1,788	1,766
1.689% due 09/18/2020 •	600	597
1.889% (US0003M + 1.000%) due 09/18/2020 ~	400	395
2.375% due 02/10/2023	400	378
2.812% due 07/08/2021 •	400	387
3.750% due 07/08/2021	215	215
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,450	1,447
3.125% due 07/26/2024	1,600	1,567
3.750% due 07/21/2022	1,600	1,601

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

Interpublic Group of Cos., Inc. 3.500% due 10/01/2020	400	394
Kraft Heinz Foods Co.
2.304% (US0003M + 0.570%) due 02/10/2021 ~	1,800	1,703
2.554% (US0003M + 0.820%) due 08/10/2022 ~	300	279
3.375% due 06/15/2021	200	200
L3Harris Technologies, Inc. 2.250% (US0003M + 0.480%) due 04/30/2020 ~	1,000	999
Las Vegas Sands Corp.
2.900% due 06/25/2025	400	359
3.500% due 08/18/2026	400	367
Marriott International, Inc. 1.649% (US0003M + 0.650%) due 03/08/2021 ~	300	256
Masco Corp. 3.500% due 04/01/2021	200	200
Mylan NV
3.150% due 06/15/2021	1,400	1,388
3.750% due 12/15/2020	80	80
NXP BV
3.875% due 09/01/2022	500	502
4.125% due 06/01/2021	400	404
4.625% due 06/15/2022	300	311
Occidental Petroleum Corp. 3.142% (US0003M + 1.450%) due 08/15/2022 ~	5,100	3,419
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020	800	809
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	200	199
3.650% due 07/29/2021	200	203
Pentair Finance SARL 3.625% due 09/15/2020	800	796
Phillips 66 2.247% (US0003M + 0.600%) due 02/26/2021 ~	600	561
Reckitt Benckiser Treasury Services PLC 1.764% (US0003M + 0.560%) due 06/24/2022 ~	800	772
Reynolds American, Inc.
3.250% due 06/12/2020	500	499
4.000% due 06/12/2022	100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	2,700	2,657
6.250% due 03/15/2022	100	97
Spectra Energy Partners LP 2.014% (US0003M + 0.700%) due 06/05/2020 ~	200	198
Spirit AeroSystems, Inc. 1.541% (US0003M + 0.800%) due 06/15/2021 ~	800	762
Syngenta Finance NV 3.698% due 04/24/2020	2,600	2,595
Textron, Inc. 2.284% (US0003M + 0.550%) due 11/10/2020 ~	600	600
VMware, Inc. 2.950% due 08/21/2022	200	201
Volkswagen Group of America Finance LLC
2.064% (US0003M + 0.860%) due 09/24/2021 ~	2,200	2,015
2.400% due 05/22/2020	1,000	997
2.477% (US0003M + 0.770%) due 11/13/2020 ~	800	790
3.875% due 11/13/2020	700	698
Vulcan Materials Co. 1.341% (US0003M + 0.600%) due 06/15/2020 ~	1,100	1,091
Wabtec Corp. 2.041% (US0003M + 1.050%) due 09/15/2021 ~	900	874
Woodside Finance Ltd. 4.600% due 05/10/2021	1,500	1,490
Woolworths Group Ltd. 4.000% due 09/22/2020	500	506
ZF North America Capital, Inc. 4.000% due 04/29/2020	1,150	1,144
Zimmer Biomet Holdings, Inc. 1.802% (US0003M + 0.750%) due 03/19/2021 ~	1,000	988
Zoetis, Inc. 2.135% (US0003M + 0.440%) due 08/20/2021 ~	400	367
		99,709
SPECIALTY FINANCE 1.1%
CIMIC Group Ltd. 0.000% due 06/24/2020 (b)	4,800	4,764
Lloyds Banking Group PLC
3.870% due 09/02/2020 (b)	400	402
3.870% due 09/02/2021 (b)	400	406
		5,572
UTILITIES 3.2%
AT&T, Inc.
1.964% (US0003M + 1.180%) due 06/12/2024 ~	3,800	3,531
2.594% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,039

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

2.781% (US0003M + 0.950%) due 07/15/2021 ~	900	885
Duke Energy Corp. 2.204% (US0003M + 0.500%) due 05/14/2021 ~	1,300	1,287
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	132	135
Exelon Generation Co. LLC 4.000% due 10/01/2020	300	299
IPALCO Enterprises, Inc. 3.450% due 07/15/2020	500	500
Israel Electric Corp. Ltd. 6.875% due 06/21/2023	400	441
Pennsylvania Electric Co. 5.200% due 04/01/2020	300	300
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	45	46
Sempra Energy
1.191% (US0003M + 0.450%) due 03/15/2021 ~	1,500	1,478
2.331% (US0003M + 0.500%) due 01/15/2021 ~	250	237
Sinopec Group Overseas Development Ltd. 2.750% due 05/03/2021	500	503
Southern Power Co. 1.666% (US0003M + 0.550%) due 12/20/2020 ~	1,405	1,383
Sprint Corp. 7.250% due 09/15/2021	400	414
Verizon Communications, Inc. 2.792% (US0003M + 1.100%) due 05/15/2025 ~	2,900	2,645
		15,123
Total Corporate Bonds & Notes (Cost $280,012)		268,285
MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017 2.295% (US0001M + 0.780%) due 04/01/2047 ~	1,300	1,311
Orange Unified School District, California Revenue Bonds, Series 2008 2.431% (US0001M) due 05/01/2043 «~(b)	1,000	924
		2,235
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 1.992% (US0003M) due 02/15/2036 ~	385	362
UTAH 0.1%
Utah State Board of Regents Revenue Bonds, Series 2011 2.613% (US0003M + 0.850%) due 05/01/2029 ~	320	320
Total Municipal Bonds & Notes (Cost $2,986)		2,917
U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
1.067% due 03/25/2034 •	2	2
1.097% due 08/25/2034 •	1	1
1.147% due 02/25/2037 •	36	36
1.297% due 05/25/2042 •	3	3
1.627% due 12/25/2037 •	31	31
1.687% due 12/25/2036 •	4	4
3.253% due 03/01/2044 - 07/01/2044 •	12	11
4.005% due 10/01/2031 •	1	1
Freddie Mac
1.155% due 09/15/2041 •	17	17
1.405% due 02/15/2038 •	26	26
2.500% due 06/25/2034 - 10/25/2048	6,540	6,702
3.166% due 10/25/2044 •	44	44
3.189% due 02/25/2045 •	47	46
3.366% due 07/25/2044 •	17	17
Ginnie Mae
2.212% due 04/20/2062 •	176	175
2.262% due 10/20/2065 •	400	397
2.362% due 02/20/2062 •	153	152
2.462% due 01/20/2066 - 05/20/2066 •	528	523
2.500% due 01/20/2049 - 10/20/2049	3,178	3,287
2.512% due 11/20/2066 •	544	540
2.662% due 01/20/2066 - 03/20/2066 •	1,163	1,162
4.000% due 02/20/2032 •	3	3
NCUA Guaranteed Notes 1.075% due 12/07/2020 •	38	38
Uniform Mortgage-Backed Security
3.000% due 02/01/2050 (c)	5,262	5,526
4.000% due 07/01/2048 - 08/01/2049 (c)	19,066	20,367

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.000% due 01/01/2049 - 08/01/2049		415	443
Total U.S. Government Agencies (Cost $38,625)			39,554
U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Inflation Protected Securities (a)
0.250% due 01/15/2025 (e)(g)		2,831	2,858
0.375% due 07/15/2025		5,438	5,550
0.750% due 07/15/2028		15,773	16,891
U.S. Treasury Notes
1.500% due 02/15/2030		1,200	1,294
Total U.S. Treasury Obligations (Cost $25,228)			26,593
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
AREIT Trust
1.685% due 11/14/2035 •		486	451
1.725% due 09/14/2036 •		1,000	863
Atrium Hotel Portfolio Trust 1.655% due 06/15/2035 •		700	582
BAMLL Commercial Mortgage Securities Trust
1.755% due 04/15/2036 •		400	344
1.905% due 03/15/2034 •		400	373
Bancorp Commercial Mortgage Trust
1.605% due 09/15/2035 •		733	655
1.755% due 09/15/2036 •		596	569
Bear Stearns Adjustable Rate Mortgage Trust 4.262% due 01/25/2034 ~		2	2
Bear Stearns ALT-A Trust 3.958% due 09/25/2035 ^~		10	7
Brass PLC 2.392% due 11/16/2066 •		365	357
CD Mortgage Trust 5.648% due 10/15/2048		550	564
Citigroup Mortgage Loan Trust 3.228% due 09/25/2059 þ		286	284
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 •		3	3
Civic Mortgage LLC 4.349% due 11/25/2022 þ		212	211
Commercial Mortgage Trust 1.441% due 03/10/2046 •		24	24
Countrywide Home Loan Reperforming REMIC Trust 1.287% due 06/25/2035 •		6	5
Credit Suisse First Boston Mortgage Securities Corp.
2.383% due 03/25/2032 ~		2	2
3.953% due 06/25/2033 ~		5	4
Credit Suisse Mortgage Capital Certificates 3.549% due 08/26/2058		467	486
Credit Suisse Mortgage Capital Trust
1.455% due 07/15/2032 •		1,000	888
3.319% due 10/27/2059 ~		690	677
3.322% due 10/25/2058 ~		191	199
European Loan Conduit 1.000% due 02/17/2030 •	EUR	1,000	1,056
Finsbury Square PLC 1.457% due 06/16/2069 •	GBP	882	1,060
GPMT Ltd. 1.673% due 11/21/2035 •		$131	127
GreenPoint Mortgage Funding Trust 1.387% due 06/25/2045 •		16	12
GS Mortgage Securities Corp. Trust 1.405% due 07/15/2032 •		400	380
GS Mortgage Securities Trust 3.648% due 01/10/2047		386	398
GSR Mortgage Loan Trust 4.098% due 09/25/2035 ~		4	4
HarborView Mortgage Loan Trust 1.190% due 05/19/2035 •		18	17
Hawksmoor Mortgages 1.761% due 05/25/2053 •	GBP	3,697	4,519
Holmes Master Issuer PLC
2.191% due 10/15/2054 •		$514	513
2.251% due 10/15/2054 •		2,805	2,793
HPLY Trust 1.705% due 11/15/2036 •		346	300
Impac CMB Trust 1.587% due 03/25/2035 •		145	129
JPMorgan Chase Commercial Mortgage Securities Trust
1.615% due 06/15/2035 •		485	441
1.705% due 06/15/2032 •		340	326
2.155% due 12/15/2031 •		500	488
Lanark Master Issuer PLC 2.453% due 12/22/2069 •		820	814
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		190	171

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.145% due 12/15/2030 •		2	2
MF1 Ltd. 2.077% due 12/25/2034 «•		800	716
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		931	926
Morgan Stanley Capital Trust
1.705% due 05/15/2036 •		800	684
5.945% due 06/11/2042 ~		200	209
MortgageIT Trust 1.587% due 02/25/2035 •		128	119
Motel 6 Trust 1.625% due 08/15/2034 •		531	499
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		2,653	2,677
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,840	2,846
4.500% due 05/25/2058 ~		298	310
Nomura Resecuritization Trust 3.247% due 12/26/2036 •		138	134
Permanent Master Issuer PLC
2.211% due 07/15/2058 •		450	449
2.381% due 07/15/2058 •		400	395
PFP Ltd. 1.675% due 04/14/2036 •		2,000	1,791
Residential Mortgage Securities PLC 1.737% due 09/20/2065 •	GBP	246	304
Ripon Mortgages PLC 1.551% due 08/20/2056 •		705	860
Sequoia Mortgage Trust 2.449% due 02/20/2034 •		$173	152
Silverstone Master Issuer PLC
1.461% due 01/21/2070 •	GBP	581	711
2.389% due 01/21/2070 •		$172	169
Structured Asset Mortgage Investments Trust
1.000% due 07/19/2035 •		3	2
1.407% due 05/25/2045 •		22	19
1.410% due 09/19/2032 •		1	1
Towd Point Mortgage Funding
1.611% due 07/20/2045 •	GBP	1,645	2,001
1.911% due 02/20/2054 •		580	700
Towd Point Mortgage Funding PLC 1.724% due 10/20/2051 •		251	303
Trinity Square PLC 1.875% due 07/15/2051 •		138	169
WaMu Mortgage Pass-Through Certificates Trust
2.966% due 02/25/2046 •		$12	10
2.966% due 08/25/2046 •		13	11
3.166% due 11/25/2042 •		5	4
3.366% due 06/25/2042 •		1	1
Warwick Finance Residential Mortgages PLC 1.522% due 09/21/2049 •	GBP	1,820	2,253
Wells Fargo Commercial Mortgage Trust 1.647% due 12/13/2031 •		$500	476
Wells Fargo-RBS Commercial Mortgage Trust
1.590% due 12/15/2045 •		622	630
2.000% due 06/15/2045 •		1,200	1,216
Total Non-Agency Mortgage-Backed Securities (Cost $44,752)			42,847
ASSET-BACKED SECURITIES 11.7%
ACE Securities Corp. Home Equity Loan Trust 1.727% due 04/25/2034 •		384	348
Arbor Realty Commercial Real Estate Notes Ltd. 1.855% due 05/15/2037 •		400	357
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	300	319
Arkansas Student Loan Authority 2.579% due 11/25/2043 •		$64	64
Barings BDC Static CLO Ltd. 2.851% due 04/15/2027 •		1,777	1,761
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ		34	34
Bear Stearns Second Lien Trust 2.297% due 01/25/2036 •		1,322	1,319
Chesapeake Funding LLC
1.910% due 08/15/2029		301	300
3.230% due 08/15/2030		643	645
CLNC FL1 Ltd. 2.000% due 08/20/2035 •		1,200	1,118
CNH Capital Canada Receivables Trust 2.103% due 02/15/2022	CAD	293	208
Colony American Finance Ltd. 2.544% due 06/15/2048		$36	36
Commonbond Student Loan Trust 2.550% due 05/25/2041		162	165

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

Countrywide Asset-Backed Certificates
1.687% due 05/25/2032 •		1	1
2.447% due 10/25/2034 •		829	776
Credit Suisse First Boston Mortgage Securities Corp. 1.687% due 08/25/2032 •		2	2
Dorchester Park CLO DAC 2.719% due 04/20/2028 •		500	489
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	400	424
ECMC Group Student Loan Trust
1.697% due 02/27/2068 •		$489	467
1.947% due 07/25/2069 •		477	467
Edsouth Indenture LLC 1.677% due 04/25/2039 •		61	59
EFS Volunteer LLC 2.644% due 10/25/2035 •		269	262
Enterprise Fleet Financing LLC 3.140% due 02/20/2024		441	440
Evans Grove CLO Ltd. 2.533% due 05/28/2028 •		1,700	1,652
Figueroa CLO Ltd. 2.731% due 01/15/2027 •		445	443
Finance America Mortgage Loan Trust 1.772% due 08/25/2034 •		224	207
Ford Auto Securitization Trust 2.321% due 10/15/2023	CAD	1,500	1,059
Ford Credit Floorplan Master Owner Trust
1.105% due 10/15/2023 •		$1,000	937
1.305% due 09/15/2024 •		700	635
Fremont Home Loan Trust 1.682% due 01/25/2035 •		371	352
Gallatin CLO Ltd.
2.869% due 01/21/2028 •		1,200	1,170
2.881% (US0003M + 1.050%) due 07/15/2027 ~		1,291	1,264
GMF Floorplan Owner Revolving Trust 1.025% due 09/15/2022 •		400	383
GoldentTree Loan Management U.S. CLO Ltd. 2.596% due 04/20/2029 •		1,000	947
Greystone Commercial Real Estate Notes Ltd. 1.885% due 09/15/2037 •		500	439
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032		348	348
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		359	351
LoanCore Issuer Ltd. 1.835% due 05/15/2036 •		900	876
Long Beach Mortgage Loan Trust 1.922% due 04/25/2035 •		1,000	948
LP Credit Card ABS Master Trust 3.189% due 08/20/2024 •		741	716
Marlette Funding Trust
3.130% due 07/16/2029		1,133	1,090
3.710% due 12/15/2028		348	339
Master Credit Card Trust 1.414% due 07/21/2024 •		500	467
MASTR Asset-Backed Securities Trust
0.997% due 11/25/2036 •		2	1
1.647% due 09/25/2034 •		214	187
MMAF Equipment Finance LLC 2.920% due 07/12/2021		93	93
Morgan Stanley ABS Capital, Inc. Trust 1.847% due 05/25/2034 •		413	376
Mountain View CLO Ltd.
1.795% due 10/16/2029 •		800	752
2.631% due 10/15/2026 •		659	652
Navient Private Education Loan Trust 2.650% due 12/15/2028		89	90
Navient Private Education Refi Loan Trust 3.030% due 01/15/2043		112	112
Navient Student Loan Trust 3.430% due 12/15/2059		250	251
Nelnet Student Loan Trust
1.647% due 09/27/2038 •		1,944	1,892
1.747% due 08/25/2067 •		1,233	1,191
1.847% due 06/27/2067 •		471	451
Northstar Education Finance, Inc. 1.647% due 12/26/2031 •		35	35
NovaStar Mortgage Funding Trust 1.607% due 01/25/2036 •		400	381
Oaktree CLO 2.997% due 05/13/2029 •		2,900	2,766
OneMain Financial Issuance Trust 2.370% due 09/14/2032		306	301
Oscar U.S. Funding LLC 3.100% due 04/11/2022		299	301

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

Oscar U.S. Funding Trust LLC 3.150% due 08/10/2021		81	81
Palmer Square CLO Ltd. 2.542% due 08/15/2026 •		574	559
Palmer Square Loan Funding Ltd. 2.701% due 10/24/2027 •		856	834
Penarth Master Issuer PLC
1.062% due 09/18/2022 •		500	495
1.152% due 07/18/2023 •		1,200	1,187
PFS Financing Corp. 1.255% due 04/15/2024 •		1,000	951
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024		25	25
Renaissance Home Equity Loan Trust
1.307% due 11/25/2034 •		4	3
1.827% due 08/25/2033 •		3	3
Shackleton CLO Ltd. 2.949% due 10/20/2028 •		2,000	1,905
SLC Student Loan Trust
0.851% due 03/15/2027 •		778	766
1.752% due 05/15/2029 •		665	627
SLM Student Loan Trust
1.211% due 12/15/2027 •		314	312
1.397% due 06/25/2043 •		744	717
1.904% due 01/25/2027 •		280	280
3.294% due 04/25/2023 •		643	639
SMB Private Education Loan Trust 2.155% due 02/17/2032 •		116	116
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026		233	222
2.770% due 05/25/2026		71	70
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028		604	587
3.010% due 04/25/2028		273	265
3.240% due 02/25/2028		443	430
SoFi Professional Loan Program LLC 2.720% due 10/27/2036		119	119
SoFi Professional Loan Program Trust 3.080% due 01/25/2048		182	182
Sound Point CLO Ltd. 2.956% due 01/23/2029 •		1,500	1,458
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		787	741
Springleaf Funding Trust 2.680% due 07/15/2030		600	576
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		250	249
THL Credit Wind River CLO Ltd. 2.711% due 01/15/2026 •		587	585
Towd Point Mortgage Trust
1.947% due 05/25/2058 •		712	702
1.947% due 10/25/2059 •		709	695
TPG Real Estate Finance 1.950% due 10/15/2034 •		1,300	1,214
Upstart Securitization Trust
2.684% due 01/21/2030		433	431
2.897% due 09/20/2029		349	324
3.450% due 04/20/2026		25	25
Utah State Board of Regents 1.697% due 01/25/2057 •		1,347	1,333
Venture CDO Ltd. 2.711% due 04/15/2027 •		1,700	1,656
Total Asset-Backed Securities (Cost $57,888)			55,880
SOVEREIGN ISSUES 1.4%
Export-Import Bank of India
2.395% (US0003M + 1.020%) due 03/28/2022 ~(b)		1,000	970
2.696% (US0003M + 1.000%) due 08/21/2022 ~		1,200	1,186
2.750% due 04/01/2020		300	300
2.750% due 08/12/2020		1,100	1,101
Mexico Government International Bond 7.250% due 12/09/2021	MXN	67,000	2,878
Total Sovereign Issues (Cost $7,076)			6,435
SHORT-TERM INSTRUMENTS 0.9%
CERTIFICATES OF DEPOSIT 0.6%
Emirates NBD PJSC 2.850% due 05/04/2020		$1,200	1,202

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

Sumitomo Mitsui Banking Corp. 2.087% (US0003M + 0.350%) due 11/05/2021 ~	1,900	1,864
		3,066
COMMERCIAL PAPER 0.3%
Syngenta Wilmington 2.250% due 06/05/2020	1,400	1,392
Total Short-Term Instruments (Cost $4,494)		4,458
Total Investments in Securities (Cost $465,658)		451,471
	SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short Asset Portfolio	1,831,242	17,780
PIMCO Short-Term Floating NAV Portfolio III	2,319,224	22,777
Total Short-Term Instruments (Cost $40,935)		40,557
Total Investments in Affiliates (Cost $40,935)		40,557
Total Investments 103.1% (Cost $506,593)		$492,028
Financial Derivative Instruments (d)(f) 0.4%(Cost or Premiums, net $(794))		1,927
Other Assets and Liabilities, net (3.5)%		(16,673)
Net Assets 100.0%		$477,282

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	06/24/2020	02/26/2020	$4,761	$4,764	1.00%
Export-Import Bank of India	2.395	03/28/2022	12/19/2019	993	970	0.20
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	400	406	0.09
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	400	402	0.08
Orange Unified School District, California Revenue Bonds, Series 2008	2.431	05/01/2043	11/27/2019	996	924	0.19
$7,550	$7,466	1.56%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
MSC	1.000%	03/18/2020	04/17/2020	$(24,686)	$(24,696)
Total Reverse Repurchase Agreements	$(24,696)
(c)	Securities with an aggregate market value of $25,893 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(13,530) at a weighted average interest rate of 1.630%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance March Futures	03/2021	411	$72,578	$597	$11	$(4)
Canada Government 10-Year Bond June Futures	06/2020	118	12,337	535	12	(3)
$1,132	$23	$(7)
SHORT FUTURES CONTRACTS
Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	89	$(22,174)	$(224)	$0	$(35)
U.S. Treasury 5-Year Note June Futures	06/2020	213	(26,702)	(878)	10	0
$(1,102)	$10	$(35)
Total Futures Contracts	$30	$33	$(42)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$19,600	$(1,059)	$2,221	$1,162	$260	$0
CDX.HY-34 5-Year Index	(5.000)	Quarterly	06/20/2025	6,200	247	129	376	84	0
$(812)	$2,350	$1,538	$344	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(5)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$22,400	$0	$(10)	$(10)	$0	$(2)
3-Month USD-LIBOR(5)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	17,100	0	(7)	(7)	0	(2)
$0	$(17)	$(17)	$0	$(4)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022	69,300	$101	$(3,179)	$(3,078)	$0	$(5)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	3,800	266	74	340	0	(15)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	12/24/2024	$3,000	(4)	180	176	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	24,400	(295)	(2,860)	(3,155)	126	0
Receive(5)	28-Day MXN-TIIE	6.420	Lunar	12/09/2021	MXN	80,500	0	(38)	(38)	0	(7)
$68	$(5,823)	$(5,755)	$126	$(27)
Total Swap Agreements	$(744)	$(3,490)	$(4,234)	$470	$(31)
(e)	Securities with an aggregate market value of $654 and cash of $4,010 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Unsettled variation margin asset of $20 for closed futures is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	GBP	9,996	$12,889	$473	$0
BPS	04/2020	AUD	7,481	4,972	370	0
04/2020	CAD	6,999	5,212	249	(10)
04/2020	EUR	1,701	1,894	18	0
04/2020	GBP	607	708	0	(46)
04/2020	JPY	524,800	5,063	182	0
04/2020	$498	CAD	679	0	(15)
BRC	04/2020	JPY	276,100	$2,570	2	0
04/2020	$13,064	GBP	10,685	208	0
04/2020	9,706	JPY	1,066,800	216	0
05/2020	GBP	10,685	$13,073	0	(209)
CBK	04/2020	AUD	196	116	0	(5)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

04/2020	CAD	2,231	1,674	89	0
04/2020	GBP	82	107	5	0
04/2020	JPY	264,800	2,465	2	0
04/2020	$14,044	AUD	22,359	0	(292)
04/2020	4,510	CAD	6,160	0	(133)
HUS	04/2020	MXN	67,030	$2,941	120	0
MYI	04/2020	AUD	14,676	9,654	627	0
SCX	04/2020	107	63	0	(2)
Total Forward Foreign Currency Contracts	$2,561	$(712)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800%	06/17/2020	7,900	$(8)	$(138)
BPS	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	2,600	(1)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	2,600	(3)	(47)
Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	2,300	(2)	(40)
DUB	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	2,200	(3)	(35)
GST	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	2,500	(1)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	2,500	(2)	(45)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	1,800	(1)	(12)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	1,300	(1)	(11)
MYC	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	2,700	(4)	(44)
$(26)	$(372)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150%	04/03/2020	11,400	$(24)	$0
Total Written Options	$(50)	$(372)
(g)

Securities with an aggregate market value of $534 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$4,502	$4,502
Corporate Bonds & Notes
Banking & Finance	0	147,881	0	147,881
Industrials	0	99,709	0	99,709
Specialty Finance	0	5,572	0	5,572
Utilities	0	15,123	0	15,123
Municipal Bonds & Notes
California	0	1,311	924	2,235
Louisiana	0	362	0	362
Utah	0	320	0	320
U.S. Government Agencies	0	39,554	0	39,554
U.S. Treasury Obligations	0	26,593	0	26,593
Non-Agency Mortgage-Backed Securities	0	42,131	716	42,847
Asset-Backed Securities	0	55,880	0	55,880
Sovereign Issues	0	6,435	0	6,435
Short-Term Instruments
Certificates of Deposit	0	3,066	0	3,066
Commercial Paper	0	1,392	0	1,392
$0	$445,329	$6,142	$451,471
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,557	$0	$0	$40,557
Total Investments	$40,557	$445,329	$6,142	$492,028
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	33	470	0	503
Over the counter	0	2,561	0	2,561
$33	$3,031	$0	$3,064
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(31)	0	(73)
Over the counter	0	(1,084)	0	(1,084)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2020 (Unaudited)

				$(42)		$(1,115)		$0	$(1,157)
Total Financial Derivative Instruments				$(9)		$1,916		$0	$1,907
Totals				$40,548		$447,245		$6,142	$493,935

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 12/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$4,600	$0	$0	$1	$0	$(99)	$0	$0	$4,502	$(99)
Municipal Bonds & Notes
California	1,992	0	(1,000)	0	3	(71)	0	0	924	(72)
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	716	0	716	0
Totals	$6,592	$0	$(1,000)	$1	$3	$(170)	$716	$0	$6,142	$(171)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$4,502	Proxy Pricing			Base Price			97.400 - 98.550	97.924
Municipal Bonds & Notes
California		924	Proxy Pricing			Base Price			92.495	—
Non-Agency Mortgage-Backed Securities		716	Proxy Pricing			Base Price			89.551	—
Total		$6,142
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Total Return Portfolio	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Qatar National Bank SAQ 2.595% (LIBOR03M + 0.900%) due 12/22/2020 «~		$9,700	$9,700
State of Qatar
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		6,000	5,994
2.721% (LIBOR03M + 0.800%) due 12/21/2020 «~		3,600	3,596
Toyota Motor Credit Corp.
1.955% (LIBOR03M + 0.580%) due 09/28/2020 «~		17,500	17,238
2.205% (LIBOR03M + 0.830%) due 03/29/2021 «~		2,300	2,240
Total Loan Participations and Assignments (Cost $38,991)			38,768
CORPORATE BONDS & NOTES 40.3%
BANKING & FINANCE 22.3%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		4,738	3,954
3.500% due 01/15/2025		700	596
3.950% due 02/01/2022		2,350	2,049
4.450% due 12/16/2021		4,300	3,836
4.500% due 05/15/2021		1,200	1,101
4.875% due 01/16/2024		6,200	5,323
AIG Global Funding 3.350% due 06/25/2021		3,800	3,829
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		11,199	11,576
4.500% due 07/30/2029		4,500	4,721
Ambac LSNI LLC 6.450% due 02/12/2023 •		1,391	1,332
American Express Co.
2.315% (US0003M + 0.620%) due 05/20/2022 ~		16,300	15,637
2.750% due 05/20/2022		6,300	6,437
American Honda Finance Corp. 2.142% (US0003M + 0.450%) due 02/15/2022 ~		2,300	2,210
American Tower Corp.
2.750% due 01/15/2027		13,400	13,001
3.000% due 06/15/2023		1,400	1,404
3.375% due 05/15/2024		5,000	5,032
Aviation Capital Group LLC
3.875% due 05/01/2023 (k)		19,200	17,964
4.125% due 08/01/2025		16,700	14,397
6.750% due 04/06/2021		3,400	3,371
Bank of America Corp.
2.104% (US0003M + 0.790%) due 03/05/2024 ~		9,600	8,996
3.550% due 03/05/2024 •		12,900	13,391
4.125% due 01/22/2024		4,900	5,233
Banque Federative du Credit Mutuel S.A. 2.779% (US0003M + 0.960%) due 07/20/2023 ~		13,400	12,770
Barclays Bank PLC
7.625% due 11/21/2022 (h)		3,600	3,685
10.179% due 06/12/2021		5,700	6,060
Barclays PLC
3.122% (US0003M + 1.430%) due 02/15/2023 ~		1,000	942
3.200% due 08/10/2021		19,100	18,923
3.459% (US0003M + 1.625%) due 01/10/2023 ~		21,700	20,874
3.650% due 03/16/2025		500	494
3.684% due 01/10/2023		2,700	2,709
3.844% (US0003M + 2.110%) due 08/10/2021 ~		33,800	32,653
4.610% due 02/15/2023 •		17,900	18,228
8.000% due 12/15/2020 •(g)(h)	EUR	8,690	9,151
BBVA Bancomer S.A.
6.500% due 03/10/2021		$1,465	1,476
7.250% due 04/22/2020		1,726	1,719
BBVA USA 2.500% due 08/27/2024		13,300	12,994
BNP Paribas S.A.
3.500% due 03/01/2023		18,000	18,080
4.705% due 01/10/2025 •		14,400	15,028
Boston Properties LP 4.500% due 12/01/2028		13,908	15,328
Brixmor Operating Partnership LP 2.813% (US0003M + 1.050%) due 02/01/2022 ~		4,400	4,327

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

Cantor Fitzgerald LP 6.500% due 06/17/2022		8,200	8,451
Capital One Financial Corp. 3.450% due 04/30/2021		4,800	4,809
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,900	4,402
Citibank N.A.
2.295% (US0003M + 0.600%) due 05/20/2022 ~		14,100	13,629
2.844% due 05/20/2022 •		10,000	10,021
Citigroup, Inc.
2.603% (US0003M + 1.023%) due 06/01/2024 ~		16,500	15,389
2.700% due 10/27/2022		18,600	18,746
2.750% due 04/25/2022		10,500	10,563
2.876% due 07/24/2023 •		4,500	4,541
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	1,100	1,168
6.625% due 06/29/2021 •(g)(h)		1,800	1,905
Credit Suisse AG 6.500% due 08/08/2023 (h)		$3,800	3,885
Credit Suisse Group AG
2.593% due 09/11/2025 •		15,200	14,467
6.250% due 12/18/2024 •(g)(h)		400	371
7.500% due 12/11/2023 •(g)(h)		1,800	1,744
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		11,000	11,073
3.800% due 09/15/2022		14,400	14,659
3.800% due 06/09/2023		3,600	3,687
4.109% (US0003M + 2.290%) due 04/16/2021 ~		22,800	22,816
Crown Castle International Corp. 3.150% due 07/15/2023		1,100	1,106
Deutsche Bank AG
2.818% (US0003M + 0.970%) due 07/13/2020 ~		9,100	8,968
3.300% due 11/16/2022		13,800	12,944
3.950% due 02/27/2023		15,415	15,332
3.961% due 11/26/2025 •		25,200	23,348
4.250% due 10/14/2021		11,700	11,138
5.000% due 02/14/2022		9,700	9,573
Diversified Healthcare Trust 4.750% due 02/15/2028		10,600	9,493
EPR Properties 3.750% due 08/15/2029		4,300	3,226
Erste Group Bank AG 8.875% due 10/15/2021 •(g)(h)	EUR	1,800	1,978
European Investment Bank 0.500% due 08/10/2023	AUD	2,600	1,585
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	4,995	4,853
0.017% due 05/14/2021 •		600	622
2.134% (US0003M + 0.930%) due 09/24/2020 ~		$16,500	15,676
2.343% due 11/02/2020		2,169	2,093
2.728% (US0003M + 0.880%) due 10/12/2021 ~		8,750	8,048
2.927% (US0003M + 1.235%) due 02/15/2023 ~		13,500	10,660
5.014% (US0003M + 3.140%) due 01/07/2022 ~		12,900	10,450
5.596% due 01/07/2022		8,100	7,877
General Motors Financial Co., Inc.
2.450% due 11/06/2020		6,970	6,764
2.685% (US0003M + 1.310%) due 06/30/2022 ~		1,800	1,431
2.728% (US0003M + 0.850%) due 04/09/2021 ~		10,000	9,004
2.778% (US0003M + 0.930%) due 04/13/2020 ~		21,300	21,214
2.837% (US0003M + 1.100%) due 11/06/2021 ~		700	642
3.200% due 07/13/2020		5,585	5,569
3.700% due 11/24/2020		3,586	3,551
GLP Capital LP
5.250% due 06/01/2025		3,200	2,984
5.750% due 06/01/2028		7,900	7,036
Goldman Sachs Group, Inc.
2.557% (US0003M + 0.780%) due 10/31/2022 ~		23,500	22,647
2.862% (US0003M + 1.170%) due 05/15/2026 ~		8,400	7,728
3.200% due 02/23/2023		10,600	10,831
3.500% due 01/23/2025		3,500	3,595
3.750% due 05/22/2025		11,697	12,132
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	10,573
GSPA Monetization Trust 6.422% due 10/09/2029		6,488	7,603
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021		17,100	17,394
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,880
HSBC Holdings PLC
1.434% (US0003M + 0.650%) due 09/11/2021 ~		6,100	5,965
3.239% (US0003M + 2.240%) due 03/08/2021 ~		2,500	2,486
3.400% due 03/08/2021		17,900	18,004
3.400% (US0003M + 1.500%) due 01/05/2022 ~		10,000	9,590
6.000% due 09/29/2023 •(g)(h)	EUR	1,700	1,757

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

ING Groep NV
3.150% due 03/29/2022		$5,200	5,227
4.625% due 01/06/2026		4,700	4,964
6.875% due 04/16/2022 •(g)(h)		200	175
International Lease Finance Corp. 8.250% due 12/15/2020		4,248	4,224
Jackson National Life Global Funding 3.300% due 06/11/2021		18,900	19,354
JPMorgan Chase & Co.
2.776% due 04/25/2023 •		1,900	1,926
3.797% due 07/23/2024 •		16,900	17,712
Kilroy Realty LP 3.050% due 02/15/2030		1,600	1,470
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	8,049
Lloyds Bank PLC
2.250% due 08/14/2022		10,000	9,975
3.300% due 05/07/2021		15,600	15,607
7.500% due 04/02/2032 þ		15,000	13,553
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		5,000	4,934
3.000% due 01/11/2022		1,700	1,697
7.625% due 06/27/2023 •(g)(h)	GBP	5,200	5,489
Mid-America Apartments LP 2.750% due 03/15/2030		$5,000	4,642
Mitsubishi UFJ Financial Group, Inc.
2.320% (US0003M + 0.740%) due 03/02/2023 ~		17,800	16,929
3.455% due 03/02/2023		21,300	21,836
Mizuho Financial Group, Inc.
2.226% due 05/25/2026 •		12,300	12,081
3.549% due 03/05/2023		17,800	18,275
Morgan Stanley
2.720% due 07/22/2025 •		3,110	3,154
3.625% due 01/20/2027		6,300	6,676
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	1,824
National Australia Bank Ltd. 3.625% due 06/20/2023		$5,000	5,099
Nationwide Building Society 3.960% due 07/18/2030 •		11,500	11,650
Nissan Motor Acceptance Corp.
1.825% (US0003M + 0.630%) due 09/21/2021 ~		1,100	1,070
3.150% due 03/15/2021		900	887
3.875% due 09/21/2023		7,800	7,791
Oversea-Chinese Banking Corp. Ltd. 2.142% (US0003M + 0.450%) due 05/17/2021 ~		11,600	11,549
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		1,800	1,707
4.500% due 03/15/2023		4,100	3,563
5.250% due 08/15/2022		11,200	10,134
Physicians Realty LP 4.300% due 03/15/2027		2,250	2,102
Piper Jaffray Cos. 5.200% due 10/15/2023		11,300	10,721
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		3,000	3,114
Prologis LP 3.875% due 09/15/2028		2,600	2,697
Public Storage 3.094% due 09/15/2027		12,000	11,235
QNB Finance Ltd. 3.389% (US0003M + 1.570%) due 07/18/2021 ~		16,800	16,503
Realty Income Corp. 3.000% due 01/15/2027		7,300	6,937
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	5,200	5,696
4.519% due 06/25/2024 •		$2,200	2,218
7.500% due 08/10/2020 •(g)(h)		10,100	9,314
8.625% due 08/15/2021 •(g)(h)		8,900	8,725
Sabra Health Care LP 4.800% due 06/01/2024		1,500	1,525
Santander UK Group Holdings PLC 2.875% due 08/05/2021		7,100	6,992
Service Properties Trust
4.250% due 02/15/2021		6,600	6,277
4.500% due 06/15/2023		4,500	3,384
4.950% due 02/15/2027		13,100	9,954
Simon Property Group LP 2.750% due 06/01/2023		3,400	3,355
Societe Generale S.A.
4.250% due 09/14/2023		16,300	16,723
6.750% due 04/07/2021 •(g)(h)	EUR	700	742
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,155
Springleaf Finance Corp. 6.125% due 05/15/2022		$18,400	18,808

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

Standard Chartered PLC
2.744% due 09/10/2022 •		17,000	16,833
3.785% due 05/21/2025 •		11,000	10,872
Synchrony Bank 3.650% due 05/24/2021		17,500	17,288
UBS AG
5.125% due 05/15/2024 (h)		1,700	1,717
7.625% due 08/17/2022 (h)		3,700	3,813
UBS Group AG
4.125% due 09/24/2025		3,800	3,956
4.125% due 04/15/2026		10,300	10,459
5.750% due 02/19/2022 •(g)(h)	EUR	1,400	1,509
6.875% due 03/22/2021 •(g)(h)		$2,100	2,058
7.000% due 02/19/2025 •(g)(h)		300	291
7.125% due 08/10/2021 •(g)(h)		5,200	5,101
UniCredit SpA
6.572% due 01/14/2022		14,550	14,831
7.830% due 12/04/2023		18,700	19,995
United Overseas Bank Ltd. 3.200% due 04/23/2021		14,400	14,517
Ventas Realty LP 3.250% due 10/15/2026		4,100	3,883
VEREIT Operating Partnership LP 4.625% due 11/01/2025		9,600	9,412
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	2,500	2,719
Washington Prime Group LP 6.450% due 08/15/2024 (k)		$7,000	4,156
Welltower, Inc. 3.100% due 01/15/2030		7,000	6,637
Weyerhaeuser Co. 4.700% due 03/15/2021		600	606
			1,411,560
INDUSTRIALS 14.5%
AbbVie, Inc.
2.600% due 11/21/2024		15,200	15,473
2.900% due 11/06/2022		13,390	13,563
2.950% due 11/21/2026		6,200	6,332
3.375% due 11/14/2021		1,800	1,836
Activision Blizzard, Inc. 2.300% due 09/15/2021		4,500	4,534
Allergan Funding SCS 3.450% due 03/15/2022		1,400	1,455
American Airlines Pass-Through Trust
3.000% due 04/15/2030		7,149	6,769
3.250% due 04/15/2030		3,662	3,331
3.500% due 08/15/2033		6,794	5,712
Arrow Electronics, Inc. 3.500% due 04/01/2022		1,700	1,691
Bacardi Ltd. 4.450% due 05/15/2025		12,600	13,268
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		7,400	7,053
BAT Capital Corp.
2.764% due 08/15/2022		10,350	10,206
3.222% due 08/15/2024		5,400	5,434
3.557% due 08/15/2027		1,200	1,133
Bayer U.S. Finance LLC
1.751% (US0003M + 1.010%) due 12/15/2023 ~		7,700	7,133
4.250% due 12/15/2025		13,200	13,743
BMW Finance NV 2.250% due 08/12/2022		16,700	16,000
Bristol-Myers Squibb Co. 2.875% due 08/15/2020		2,287	2,295
Broadcom Corp.
2.650% due 01/15/2023		6,700	6,552
3.875% due 01/15/2027		3,600	3,440
Broadcom, Inc.
3.125% due 04/15/2021		7,500	7,410
3.125% due 10/15/2022		16,500	16,359
3.625% due 10/15/2024		17,000	16,718
Campbell Soup Co. 3.650% due 03/15/2023		4,172	4,255
Centene Corp. 5.375% due 06/01/2026		5,000	5,178
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		8,600	8,743
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		6,700	6,773
2.362% due 05/28/2021		800	810
Charter Communications Operating LLC 4.464% due 07/23/2022		7,600	7,860
Cigna Corp. 3.050% due 11/30/2022		3,550	3,644

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

Conagra Brands, Inc. 3.800% due 10/22/2021		6,600	6,657
Constellation Brands, Inc. 2.650% due 11/07/2022		3,900	3,732
CVS Health Corp.
2.750% due 12/01/2022		8,511	8,579
3.500% due 07/20/2022		1,619	1,663
4.300% due 03/25/2028		21,300	22,665
Daimler Finance North America LLC
2.143% (US0003M + 0.430%) due 02/12/2021 ~		6,500	6,268
2.550% due 08/15/2022		20,100	19,297
2.591% (US0003M + 0.840%) due 05/04/2023 ~		11,900	10,351
3.700% due 05/04/2023		16,900	16,494
Danone S.A.
2.077% due 11/02/2021		4,300	4,308
3.000% due 06/15/2022		5,960	6,059
Dell International LLC
4.420% due 06/15/2021		13,756	13,908
5.450% due 06/15/2023		12,600	12,946
Delta Air Lines, Inc. 3.400% due 04/19/2021		7,700	7,016
Deutsche Telekom International Finance BV 2.820% due 01/19/2022		16,416	16,313
eBay, Inc. 2.750% due 01/30/2023		3,100	3,044
EMC Corp. 2.650% due 06/01/2020		3,480	3,473
Enbridge, Inc. 2.195% (US0003M + 0.500%) due 02/18/2022 ~		16,000	14,875
ERAC USA Finance LLC 4.500% due 08/16/2021		3,400	3,469
Expedia Group, Inc. 3.250% due 02/15/2030		15,900	13,040
Full House Resorts, Inc.
8.575% due 01/31/2024		3,910	3,751
9.738% due 02/02/2024		329	316
GATX Corp. 4.850% due 06/01/2021		4,500	4,623
General Electric Co.
0.375% due 05/17/2022	EUR	500	529
2.121% (US0003M + 0.380%) due 05/05/2026 ~		$4,000	3,246
4.650% due 10/17/2021		8,700	8,876
General Mills, Inc. 6.610% due 10/15/2022		10,000	10,048
Glencore Finance Canada Ltd. 4.950% due 11/15/2021		5,400	5,352
Hyundai Capital America 1.689% due 09/18/2020 •		6,000	5,969
IHS Markit Ltd.
4.250% due 05/01/2029		1,390	1,475
5.000% due 11/01/2022		4,900	5,165
Imperial Brands Finance PLC
3.125% due 07/26/2024		16,000	15,674
3.875% due 07/26/2029		8,000	7,532
Japan Tobacco, Inc. 2.000% due 04/13/2021		1,500	1,497
Keurig Dr Pepper, Inc.
2.530% due 11/15/2021		3,600	3,600
3.551% due 05/25/2021		2,300	2,329
4.057% due 05/25/2023		11,100	11,575
Kraft Heinz Foods Co.
2.304% (US0003M + 0.570%) due 02/10/2021 ~		5,027	4,755
2.800% due 07/02/2020		895	888
Marathon Oil Corp. 2.800% due 11/01/2022		8,689	6,659
Marriott International, Inc. 4.150% due 12/01/2023		16,800	15,417
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		2,000	1,857
Microchip Technology, Inc. 3.922% due 06/01/2021		10,105	9,853
Micron Technology, Inc. 4.640% due 02/06/2024		3,200	3,256
MPLX LP
1.899% (US0003M + 0.900%) due 09/09/2021 ~		5,300	5,009
4.000% due 03/15/2028		6,900	6,146
Mylan NV 3.150% due 06/15/2021		5,000	4,956
NetApp, Inc. 3.375% due 06/15/2021		3,000	3,008
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		2,300	2,360
NXP BV
3.875% due 09/01/2022		10,500	10,551
4.125% due 06/01/2021		2,500	2,524
4.625% due 06/15/2022		3,900	4,037

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.875% due 03/01/2024		6,700	7,166
Occidental Petroleum Corp. 3.142% (US0003M + 1.450%) due 08/15/2022 ~		16,700	11,196
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/30/2020 (d)(g)		5,001	55
PayPal Holdings, Inc. 2.400% due 10/01/2024		16,700	16,813
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		2,200	2,257
Pernod Ricard S.A.
4.250% due 07/15/2022		300	303
4.450% due 01/15/2022		2,600	2,673
5.750% due 04/07/2021		1,400	1,441
Philip Morris International, Inc. 2.375% due 08/17/2022		200	204
Platin 1426 GmbH 6.875% due 06/15/2023	EUR	11,400	10,561
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		$9,600	9,431
Reliance Holding USA, Inc. 4.500% due 10/19/2020		4,600	4,634
Ryder System, Inc. 2.875% due 06/01/2022		11,700	11,743
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		15,480	15,234
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,000	2,941
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		13,000	13,204
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		5,500	5,484
Southern Co. 2.350% due 07/01/2021		14,500	14,548
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		525	524
4.738% due 09/20/2029		13,800	14,197
5.152% due 09/20/2029		10,700	11,487
Syngenta Finance NV 3.933% due 04/23/2021		12,100	11,406
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021		19,600	19,866
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	2,290	2,243
4.500% due 03/01/2025		11,400	11,574
Toyota Industries Corp. 3.110% due 03/12/2022		$5,000	5,059
TWDC Enterprises 18 Corp. 2.125% due 09/13/2022		5,000	4,917
VMware, Inc. 2.950% due 08/21/2022		19,933	20,007
Volkswagen Group of America Finance LLC
2.064% (US0003M + 0.860%) due 09/24/2021 ~		5,575	5,107
3.200% due 09/26/2026		16,700	16,100
3.875% due 11/13/2020		14,415	14,370
4.000% due 11/12/2021		12,189	12,065
4.750% due 11/13/2028		15,000	15,373
Wabtec Corp. 2.041% (US0003M + 1.050%) due 09/15/2021 ~		7,390	7,175
Wynn Las Vegas LLC 5.500% due 03/01/2025		18,000	16,874
Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020		700	700
Zoetis, Inc. 2.135% (US0003M + 0.440%) due 08/20/2021 ~		7,500	6,884
			917,509
SPECIALTY FINANCE 0.0%
Lloyds Banking Group PLC
3.870% due 09/02/2020 (i)		1,400	1,407
3.870% due 09/02/2021 (i)		1,400	1,422
			2,829
UTILITIES 3.5%
AEP Texas, Inc. 2.400% due 10/01/2022		2,200	2,217
AT&T, Inc.
1.964% (US0003M + 1.180%) due 06/12/2024 ~		12,300	11,430
2.330% (US0003M + 0.750%) due 06/01/2021 ~		19,800	19,229
2.781% (US0003M + 0.950%) due 07/15/2021 ~		15,510	15,245
3.400% due 05/15/2025		11,300	11,709
British Telecommunications PLC 4.500% due 12/04/2023		400	420
Duke Energy Corp.
2.400% due 08/15/2022		3,460	3,458

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

3.050% due 08/15/2022	1,300	1,312
Duke Energy Ohio, Inc. 3.650% due 02/01/2029	5,600	5,961
Edison International 3.125% due 11/15/2022	5,000	4,920
Enel Finance International NV
2.875% due 05/25/2022	10,120	9,797
4.250% due 09/14/2023	17,500	17,933
Evergy, Inc. 2.450% due 09/15/2024	17,000	16,710
NextEra Energy Capital Holdings, Inc.
2.399% (US0003M + 0.720%) due 02/25/2022 ~	16,200	15,757
3.200% due 02/25/2022	13,200	13,373
3.300% due 08/15/2022	4,400	4,472
NiSource, Inc. 2.650% due 11/17/2022	4,600	4,646
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	2,100	1,783
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)	8,761	2,879
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	881	709
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)	4,346	543
Petrobras Global Finance BV 6.125% due 01/17/2022	4,347	4,373
Plains All American Pipeline LP 5.000% due 02/01/2021	1,700	1,659
Sempra Energy 1.191% (US0003M + 0.450%) due 03/15/2021 ~	21,300	20,993
Verizon Communications, Inc. 3.376% due 02/15/2025	27,614	29,674
		221,202
Total Corporate Bonds & Notes (Cost $2,623,571)		2,553,100
MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,367	1,557
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	5,248
3.007% due 01/01/2033	2,000	2,127
		8,932
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	865	865
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,440	3,383
Total Municipal Bonds & Notes (Cost $12,642)		13,180
U.S. GOVERNMENT AGENCIES 65.1%
Fannie Mae
1.197% due 05/25/2037 •	34	34
1.297% due 03/25/2044 •	414	411
1.357% due 09/25/2035 •	268	266
1.397% due 06/25/2049 •	29,067	28,903
1.687% due 12/25/2036 - 07/25/2037 •	538	531
1.965% due 06/25/2055 •	2,486	2,475
2.105% due 09/25/2046 •	2,096	2,109
2.310% due 08/01/2022	4,448	4,569
2.326% due 08/25/2055 ~(a)	10,944	614
2.670% due 08/01/2022	687	709
2.870% due 09/01/2027	6,400	7,078
3.160% due 06/01/2029	6,500	7,381
3.253% due 06/01/2043 - 07/01/2044 •	599	590
3.330% due 11/01/2021	1,174	1,204
3.453% due 09/01/2040 •	2	2
3.575% due 04/01/2035 •	523	527
3.700% due 01/01/2025 •	1	1
3.840% due 08/01/2035 •	195	198
3.858% due 10/01/2032 •	112	115
3.958% due 05/25/2035 ~	63	66
4.005% due 11/01/2035 •	16	17
4.090% due 09/01/2035 •	17	17
4.132% due 09/01/2039 •	15	16
4.146% due 12/01/2036 •	118	122
4.162% due 08/01/2035 •	23	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

4.230% due 05/01/2038 •	5,947	6,029
5.000% due 04/25/2033	356	405
5.020% due 09/01/2034 •	52	55
7.000% due 04/25/2023 - 06/01/2032	138	154
Fannie Mae, TBA 3.000% due 06/01/2040	145,520	152,074
Freddie Mac
1.155% due 11/15/2030 •	2	2
1.205% due 09/15/2030 •	3	3
1.236% due 08/25/2022 ~(a)	49,238	1,212
1.425% due 05/15/2037 •	409	412
3.189% due 02/25/2045 •	111	109
3.500% due 02/01/2048 - 10/01/2048	54,504	57,794
4.000% due 04/01/2029 - 12/01/2048	62,291	66,613
4.500% due 03/01/2029 - 09/01/2041	1,520	1,644
5.500% due 10/01/2034 - 07/01/2038	1,422	1,615
6.000% due 02/01/2033 - 05/01/2040	2,695	3,100
6.500% due 04/15/2029 - 10/01/2037	25	28
7.000% due 06/15/2023	67	71
7.500% due 07/15/2030 - 03/01/2032	30	36
8.500% due 08/01/2024	1	1
Ginnie Mae
1.881% due 10/20/2043 •	9,901	9,873
2.112% due 08/20/2066 •	341	341
2.262% due 07/20/2065 - 08/20/2065 •	23,938	23,561
2.312% due 07/20/2063 •	2,062	2,060
2.432% due 10/20/2066 •	10,393	10,285
2.462% due 06/20/2066 •	5,731	5,679
2.492% due 08/20/2066 •	15,778	15,651
2.662% due 01/20/2066 •	3,999	3,995
3.000% due 03/15/2045 - 08/15/2045	7,268	7,709
3.125% due 10/20/2029 - 11/20/2029 •	31	33
3.250% due 07/20/2030 •	2	2
3.487% due 06/20/2067 •	575	575
3.500% due 12/20/2049 - 01/20/2050	95,772	101,271
3.629% due 04/20/2067 •	11,740	11,729
3.875% (H15T1Y + 1.500%) due 04/20/2026 ~	13	14
3.875% due 05/20/2030 •	1	1
4.000% due 02/20/2027 - 02/20/2032 •	85	88
4.000% due 10/20/2044 - 06/20/2048	46,358	49,949
4.500% due 04/20/2048 - 01/20/2049	81,639	87,293
4.943% due 09/20/2066 ~	19,129	20,760
5.000% due 08/20/2048 - 07/20/2049	88,318	94,767
6.000% due 12/15/2038 - 11/15/2039	20	22
Ginnie Mae, TBA
3.000% due 06/01/2040 - 05/01/2050	31,600	33,375
3.500% due 04/01/2050 - 05/01/2050	114,200	120,272
4.000% due 04/01/2050 - 05/01/2050	787,900	837,455
4.500% due 04/01/2050 - 05/01/2050	166,900	177,186
5.000% due 04/01/2050 - 05/01/2050	137,200	145,947
Small Business Administration
5.130% due 09/01/2023	3	3
6.290% due 01/01/2021	2	2
Uniform Mortgage-Backed Security
3.000% due 09/01/2020 - 06/01/2030	40,833	43,135
3.500% due 04/01/2045 - 03/01/2048	12,797	13,663
4.000% due 01/01/2026 - 01/01/2049	136,525	146,272
4.500% due 08/01/2023 - 09/01/2045	16,075	17,513
5.000% due 06/01/2025 - 08/01/2044	4,784	5,272
5.500% due 05/01/2022 - 07/01/2041	12,370	13,959
6.000% due 09/01/2021 - 01/01/2039	3,951	4,491
6.500% due 11/01/2034	23	25
Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2050 - 06/01/2050	332,200	343,463
3.000% due 04/01/2050 - 05/01/2050	420,780	440,742
3.500% due 04/01/2035 - 05/01/2050	557,995	589,966
4.000% due 04/01/2050 - 05/01/2050	351,270	375,048
5.500% due 04/01/2050	13,000	14,237
6.000% due 04/01/2050	5,000	5,538
Total U.S. Government Agencies (Cost $4,033,991)		4,122,557
U.S. TREASURY OBLIGATIONS 20.4%
U.S. Treasury Bonds
2.000% due 02/15/2050 (o)	47,000	54,614
2.500% due 02/15/2045 (k)(o)	9,800	12,242
2.750% due 11/15/2042 (k)	8,300	10,725
2.875% due 08/15/2045 (o)	10,000	13,374
2.875% due 05/15/2049	31,900	43,572
3.000% due 05/15/2042 (k)	4,300	5,774
3.000% due 11/15/2044 (k)	155,300	210,298
3.000% due 05/15/2045	41,000	55,782
3.125% due 11/15/2041 (k)	20,500	28,002
3.125% due 02/15/2043 (k)(o)	7,600	10,397
3.125% due 08/15/2044	35,700	49,226
3.375% due 05/15/2044 (k)	63,300	90,514

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

3.625% due 02/15/2044 (o)		22,400	33,150
3.750% due 08/15/2041 (k)(o)		27,700	41,158
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (m)		53,872	52,778
0.125% due 04/15/2022 (m)(o)		19,303	19,030
0.125% due 07/15/2022 (m)		11,217	11,111
0.125% due 07/15/2026		6,779	6,845
0.250% due 07/15/2029		19,865	20,652
0.375% due 07/15/2025		10,986	11,211
0.375% due 01/15/2027 (m)		36,626	37,520
0.375% due 07/15/2027 (m)		12,443	12,811
0.625% due 04/15/2023 (m)		6,438	6,488
0.625% due 01/15/2024 (m)(o)		8,180	8,317
0.625% due 01/15/2026		49,393	51,044
0.750% due 07/15/2028 (k)		99,336	106,378
0.750% due 02/15/2042		27,168	30,450
0.750% due 02/15/2045		6,353	7,269
0.875% due 01/15/2029 (k)		97,515	106,072
0.875% due 02/15/2047 (m)		16,028	19,094
1.000% due 02/15/2046 (o)		5,443	6,619
1.000% due 02/15/2048		9,622	11,863
1.000% due 02/15/2049		6,560	8,168
1.375% due 02/15/2044 (m)		20,254	26,006
U.S. Treasury Notes
1.750% due 09/30/2022 (k)(m)(o)		20,665	21,445
1.750% due 06/30/2024 (k)(m)(o)		47,400	50,207
Total U.S. Treasury Obligations (Cost $1,192,944)			1,290,206
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
Alba PLC 0.683% due 03/17/2039 •	GBP	9,953	11,622
American Home Mortgage Investment Trust
3.533% due 02/25/2045 •		$233	226
6.700% due 06/25/2036 þ		11,860	3,491
Banc of America Funding Trust
4.411% due 05/25/2035 ~		241	227
5.000% due 07/26/2036		17,320	2,736
6.000% due 03/25/2037 ^		2,636	2,213
Banc of America Mortgage Trust
5.213% due 05/25/2033 ~		249	230
6.500% due 10/25/2031		47	49
BCAP LLC Trust
1.157% due 05/25/2047 •		2,660	2,221
4.844% due 03/26/2037 þ		455	442
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~		1	1
3.755% due 02/25/2033 ~		11	9
3.840% due 02/25/2036 •		39	37
3.948% due 11/25/2034 ~		974	869
3.954% due 04/25/2034 ~		391	342
4.002% due 02/25/2033 ~		5	5
4.016% due 04/25/2033 ~		42	40
4.033% due 01/25/2035 ~		87	75
4.103% due 01/25/2034 ~		186	180
4.321% due 07/25/2034 ~		290	241
4.375% due 01/25/2035 ~		199	166
Bear Stearns ALT-A Trust
3.882% due 05/25/2035 ~		1,004	909
3.958% due 09/25/2035 ^~		619	460
4.055% due 05/25/2036 ^~		1,841	1,173
Bear Stearns Structured Products, Inc. Trust
2.207% due 12/26/2046 ^~		936	779
3.726% due 01/26/2036 ^~		1,312	1,058
Business Mortgage Finance PLC 2.756% due 02/15/2041 •	GBP	2,220	2,710
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		$7,037	7,474
Chase Mortgage Finance Trust 3.564% due 01/25/2036 ^~		1,684	1,362
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~		6,059	6,016
4.380% due 10/25/2035 •		89	80
5.500% due 12/25/2035		2,950	2,210
Citigroup Mortgage Loan Trust, Inc.
3.843% due 05/25/2035 ~		409	380
4.550% due 09/25/2035 •		4,164	3,877
Countrywide Alternative Loan Trust
0.963% due 09/20/2046 •		5,005	4,142
1.137% due 09/25/2046 ^•		12,994	10,963
1.147% due 05/25/2036 •		1,069	798
1.947% due 08/25/2035 ^•		3,279	1,656
6.000% due 03/25/2035		13,052	11,572
6.000% due 02/25/2037 ^		7,331	4,583
Countrywide Home Loan Mortgage Pass-Through Trust
3.711% due 02/20/2036 ^•		179	141

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

3.744% due 02/20/2035 ~		486	452
3.826% due 11/25/2034 ~		735	665
Credit Suisse First Boston Mortgage Securities Corp. 5.219% due 06/25/2032 ~		14	13
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.097% due 03/25/2037 ^•		4,063	3,256
1.447% due 02/25/2035 •		220	201
Eurosail PLC
0.656% due 03/13/2045 •	GBP	1,375	1,635
0.666% due 03/13/2045 •		4,123	4,969
First Horizon Alternative Mortgage Securities Trust 3.466% due 08/25/2035 ^~		$2,290	1,881
First Horizon Mortgage Pass-Through Trust 4.052% due 10/25/2035 ^~		1,621	1,464
Great Hall Mortgages PLC 1.019% due 06/18/2039 •		2,954	2,765
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		10,700	10,528
3.203% due 02/10/2029		5,500	5,490
3.980% due 02/10/2029		17,150	17,086
GS Mortgage Securities Trust
3.120% due 05/10/2050		13,200	13,580
3.602% due 10/10/2049 ~		3,037	2,888
GSR Mortgage Loan Trust
4.098% due 09/25/2035 ~		1,116	1,057
4.124% due 11/25/2035 ~		294	262
HarborView Mortgage Loan Trust
1.190% due 05/19/2035 •		241	225
2.250% due 10/19/2035 •		2,081	1,566
3.767% due 12/19/2035 ^~		2,184	1,444
4.293% due 07/19/2035 ^~		853	730
Hawksmoor Mortgages 1.761% due 05/25/2053 •	GBP	58,983	72,088
Hilton USA Trust 2.828% due 11/05/2035		$14,400	13,896
IndyMac Adjustable Rate Mortgage Trust 3.528% due 01/25/2032 ~		1	0
IndyMac Mortgage Loan Trust
1.117% due 01/25/2037 ^•		2,264	2,055
3.552% due 06/25/2036 ~		5,964	4,448
JPMorgan Chase Commercial Mortgage Securities Trust 1.705% due 06/15/2032 •		17,189	16,441
JPMorgan Mortgage Trust
3.884% due 06/25/2035 ~		200	185
3.974% due 12/26/2037 ~		11,816	9,631
4.119% due 10/25/2036 ^~		2,497	2,026
4.123% due 08/25/2034 ~		1,469	1,273
5.750% due 01/25/2036 ^		433	294
Landmark Mortgage Securities PLC 0.980% due 04/17/2044 •	GBP	17,713	19,160
MASTR Adjustable Rate Mortgages Trust 2.706% due 01/25/2047 ^•		$2,395	3,679
Merrill Lynch Mortgage Investors Trust 3.551% due 04/25/2035 ~		1,843	1,621
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		3,004	3,085
3.557% due 12/15/2047		7,200	7,546
Morgan Stanley Mortgage Loan Trust 3.879% due 07/25/2035 ^~		2,227	1,852
MortgageIT Trust 1.567% due 12/25/2035 •		1,950	1,805
MSSG Trust 3.397% due 09/13/2039		17,400	16,723
Nomura Resecuritization Trust 2.304% due 11/26/2036 •		10,266	7,591
Prime Mortgage Trust
1.347% due 02/25/2034 •		55	50
1.447% due 02/25/2035 •		2,482	2,240
RBSSP Resecuritization Trust 3.743% due 12/25/2035 ~		4,594	4,535
Residential Accredit Loans, Inc. Trust
1.047% due 05/25/2037 •		7,520	6,139
2.347% due 08/25/2036 ^•		1,972	1,848
4.557% due 12/25/2035 ^~		359	289
6.000% due 09/25/2036		787	663
6.500% due 09/25/2036 ^		5,438	3,701
Residential Asset Securitization Trust 1.397% due 10/25/2035 •		1,409	945
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		2,061	1,877
Structured Adjustable Rate Mortgage Loan Trust 1.147% due 04/25/2047 •		1,549	1,251
Structured Asset Mortgage Investments Trust
1.000% due 07/19/2035 •		1,057	944
1.410% due 09/19/2032 •		13	12

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

SunTrust Adjustable Rate Mortgage Loan Trust 3.969% due 02/25/2037 ^~		1,611	1,350
Tharaldson Hotel Portfolio Trust 1.755% due 11/11/2034 •		7,939	7,615
Thornburg Mortgage Securities Trust
2.187% due 06/25/2047 ^•		7,990	6,217
2.237% due 03/25/2037 ^•		1,085	881
Towd Point Mortgage Funding 1.611% due 07/20/2045 •	GBP	56,116	68,260
Towd Point Mortgage Funding PLC 1.724% due 10/20/2051 •		32,669	39,418
Wachovia Mortgage Loan Trust LLC 4.180% due 05/20/2036 ^~		$1,684	1,548
WaMu Mortgage Pass-Through Certificates Trust
1.237% due 10/25/2045 •		229	210
1.447% due 02/25/2045 •		8,614	8,098
3.430% due 05/25/2037 ^~		3,002	2,373
3.523% due 12/25/2036 ^~		279	232
3.983% due 07/25/2037 ^~		1,998	1,586
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)	GBP	0	745
1.322% due 12/21/2049 •		19,142	23,510
2.022% due 12/21/2049 •		2,259	2,771
2.522% due 12/21/2049 •		1,179	1,448
3.022% due 12/21/2049 •		674	827
3.522% due 12/21/2049 •		674	815
Total Non-Agency Mortgage-Backed Securities (Cost $564,541)			537,719
ASSET-BACKED SECURITIES 10.5%
Accredited Mortgage Loan Trust 1.207% due 09/25/2036 •		$6,218	5,812
Allegro CLO Ltd. 2.990% due 01/30/2026 •		432	432
Ally Master Owner Trust 1.025% due 07/15/2022 •		19,600	19,228
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.417% due 11/25/2035 •		8,352	7,908
Argent Securities Trust
1.097% due 07/25/2036 •		18,033	6,710
1.137% due 03/25/2036 •		6,057	3,859
Atrium Corp. 2.632% due 04/22/2027 •		16,000	15,769
Avery Point CLO Ltd. 2.894% due 04/25/2026 •		3,852	3,846
Bear Stearns Asset-Backed Securities Trust
1.097% due 11/25/2036 •		7,987	6,933
1.107% due 08/25/2036 •		1,078	1,243
2.072% due 02/25/2035 •		5,585	5,461
California Street CLO Ltd. 2.861% due 10/15/2025 •		9,098	9,023
CARDS Trust 3.047% due 04/17/2023		16,900	16,850
Cent CLO Ltd. 2.901% due 10/15/2026 •		16,800	16,475
Chesapeake Funding LLC 3.230% due 08/15/2030		8,815	8,841
Citigroup Mortgage Loan Trust
1.567% due 12/25/2035 •		38	38
6.750% due 05/25/2036 þ		3,745	2,423
Countrywide Asset-Backed Certificates
1.087% due 06/25/2047 ^•		2,907	2,359
1.097% due 07/25/2036 ^•		423	424
1.097% due 01/25/2037 •		80	80
1.117% due 06/25/2037 •		568	568
1.177% due 05/25/2037 •		7,400	6,160
1.347% due 06/25/2036 •		6,600	6,183
1.697% due 05/25/2034 •		1,452	1,418
Countrywide Asset-Backed Certificates Trust 1.747% due 08/25/2047 •		1,174	1,111
Credit-Based Asset Servicing & Securitization Trust 1.007% due 11/25/2036 •		373	188
EMC Mortgage Loan Trust 1.687% due 05/25/2040 •		109	99
Evergreen Credit Card Trust 1.900% due 09/15/2024		20,300	20,075
Figueroa CLO Ltd. 2.731% due 01/15/2027 •		7,470	7,450
First Franklin Mortgage Loan Trust 1.682% due 09/25/2035 •		355	354
Ford Credit Floorplan Master Owner Trust
0.985% due 05/15/2023 •		28,800	28,068
2.840% due 03/15/2024		16,200	16,062
Fremont Home Loan Trust
1.007% due 01/25/2037 •		72	33
1.357% due 11/25/2035 •		8,100	6,009

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

GSAA Home Equity Trust 5.995% due 03/25/2046 ^~	8,285	4,528
GSAMP Trust 1.037% due 06/25/2036 •	3,937	2,328
Halcyon Loan Advisors Funding Ltd. 2.902% due 10/22/2025 •	7,177	7,170
Home Equity Loan Trust 1.177% due 04/25/2037 •	17,802	15,978
Jamestown CLO Ltd. 2.624% due 07/25/2027 •	5,204	5,076
JMP Credit Advisors CLO Ltd. 2.686% due 01/17/2028 •	20,800	20,400
JPMorgan Mortgage Acquisition Corp.
1.337% due 05/25/2035 •	4,500	4,330
1.357% due 10/25/2035 ^•	7,200	6,567
JPMorgan Mortgage Acquisition Trust 1.207% due 03/25/2037 •	1,900	1,731
Lehman XS Trust 1.127% due 06/25/2036 •	1,940	1,572
LMREC, Inc. 1.909% due 02/22/2032 •	644	629
LoanCore Issuer Ltd. 1.835% due 05/15/2028 •	16,700	15,777
Long Beach Mortgage Loan Trust 3.947% due 11/25/2032 •	4	4
LP Credit Card ABS Master Trust 3.189% due 08/20/2024 •	17,352	16,768
MASTR Asset-Backed Securities Trust
1.187% due 03/25/2036 •	5,344	3,801
1.527% due 12/25/2035 •	3,768	3,628
MidOcean Credit CLO 2.631% due 04/15/2027 •	3,947	3,878
Monarch Grove CLO 2.674% due 01/25/2028 •	10,600	10,281
Morgan Stanley ABS Capital, Inc. Trust
1.097% due 07/25/2036 •	7,426	3,501
1.197% due 08/25/2036 •	13,663	7,401
Mountain Hawk CLO Ltd. 3.019% due 04/18/2025 •	4,195	4,181
NovaStar Mortgage Funding Trust 1.187% due 11/25/2036 •	2,991	1,188
OCP CLO Ltd. 2.631% due 07/15/2027 •	7,308	7,236
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	16,800	16,750
Option One Mortgage Loan Trust
1.087% due 03/25/2037 •	5,849	4,680
1.167% due 05/25/2037 •	11,004	6,955
Option One Mortgage Loan Trust Asset-Backed Certificates 1.407% due 11/25/2035 •	13,900	12,315
Palmer Square CLO Ltd. 2.542% due 08/15/2026 •	7,692	7,494
Palmer Square Loan Funding Ltd. 2.789% due 04/20/2027 •	13,342	13,067
RAAC Trust 1.287% due 02/25/2036 •	803	786
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ	12,719	5,602
Residential Asset Mortgage Products Trust 1.627% due 04/25/2035 •	7,300	6,954
Residential Asset Securities Corp. Trust
1.187% due 09/25/2036 •	6,228	6,042
1.197% due 04/25/2037 •	2,546	2,492
1.347% due 02/25/2036 •	6,500	6,132
1.607% due 12/25/2035 •	4,173	3,200
1.817% due 05/25/2035 •	193	193
Securitized Asset-Backed Receivables LLC Trust 1.077% due 05/25/2037 ^•	1,110	845
SG Mortgage Securities Trust 1.217% due 02/25/2036 •	2,503	1,516
SLM Student Loan Trust
1.211% due 12/15/2027 •	6,823	6,767
1.291% due 12/15/2025 •	9,858	9,748
SMB Private Education Loan Trust 1.055% due 03/16/2026 •	725	724
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	8,854	8,600
SoFi Professional Loan Program Trust 2.640% due 08/25/2047	4,520	4,496
Soundview Home Loan Trust
1.057% due 02/25/2037 •	1,801	529
1.847% due 10/25/2037 •	18,723	14,200
Specialty Underwriting & Residential Finance Trust 1.097% due 11/25/2037 •	15,849	10,565
Starwood Commercial Mortgage Trust 1.785% due 07/15/2038 •	14,500	13,417

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 1.397% due 05/25/2037 •		6,600	5,927
Sudbury Mill CLO Ltd.
2.986% due 01/17/2026 •		5,312	5,304
3.006% due 01/17/2026 •		5,312	5,305
Telos CLO Ltd. 3.106% due 01/17/2027 •		6,354	6,302
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		40,179	39,359
Tralee CLO Ltd. 2.929% due 10/20/2028 •		15,100	14,545
VB-S1 Issuer LLC 6.901% due 06/15/2046		2,400	2,398
Venture CLO Ltd.
2.651% due 04/15/2027 •		9,816	9,586
2.681% due 01/15/2028 •		9,700	9,476
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021		3,845	3,847
Voya CLO Ltd. 2.514% due 07/25/2026 •		3,479	3,407
WaMu Asset-Backed Certificates WaMu Trust 1.197% due 04/25/2037 •		6,154	2,756
Wells Fargo Home Equity Asset-Backed Securities Trust 1.832% due 11/25/2035 •		263	263
Westlake Automobile Receivables Trust 2.980% due 01/18/2022		1,896	1,894
Zais CLO Ltd. 2.981% due 04/15/2028 •		17,700	17,254
Total Asset-Backed Securities (Cost $674,264)			667,137
SOVEREIGN ISSUES 2.6%
Argentina Government International Bond 38.039% (ARLLMONP) due 06/21/2020 ~	ARS	1,860	13
Israel Government International Bond 2.750% due 07/03/2030 (b)		$17,900	17,900
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	6,200	5,888
Korea International Bond 2.000% due 06/19/2024		$1,200	1,232
Provincia de Buenos Aires 37.463% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	35,575	209
Qatar Government International Bond
3.375% due 03/14/2024		$12,500	12,759
3.875% due 04/23/2023		18,100	18,666
4.000% due 03/14/2029		4,000	4,294
Spain Government International Bond
0.600% due 10/31/2029 (k)	EUR	34,300	37,748
1.400% due 07/30/2028		6,800	8,027
1.450% due 04/30/2029 (k)		31,300	37,126
1.850% due 07/30/2035		4,800	5,915
2.700% due 10/31/2048 (k)		10,300	14,465
Total Sovereign Issues (Cost $167,871)			164,242
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		2,800,000	3,025
Total Preferred Securities (Cost $3,319)			3,025
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 1.704% (US0003M + 0.500%) due 09/24/2020 ~		$16,500	16,490
REPURCHASE AGREEMENTS (j) 0.0%			2,867
ARGENTINA TREASURY BILLS 0.0%
32.393% due 08/28/2020 ~	ARS	12,824	119

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

53.823% due 05/13/2020 (d)(e)	970	7
		126
U.S. TREASURY BILLS 0.0%
1.056% due 04/28/2020 (d)(e)(o)	$292	292
Total Short-Term Instruments (Cost $19,829)		19,775
Total Investments in Securities (Cost $9,331,963)		9,409,709
	SHARES
INVESTMENTS IN AFFILIATES 10.3%
SHORT-TERM INSTRUMENTS 10.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short Asset Portfolio	38,877,756	377,464
PIMCO Short-Term Floating NAV Portfolio III	27,980,087	274,793
Total Short-Term Instruments (Cost $663,551)		652,257
Total Investments in Affiliates (Cost $663,551)		652,257
Total Investments 158.9% (Cost $9,995,514)		$10,061,966
Financial Derivative Instruments (l)(n) 0.4%(Cost or Premiums, net $(2,832))		24,471
Other Assets and Liabilities, net (59.3)%		(3,755,409)
Net Assets 100.0%		$6,331,028

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.870%	09/02/2021	05/22/2018	$1,400	$1,422	0.02%
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	1,400	1,407	0.02
$2,800	$2,829	0.04%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$2,867	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(2,929)	$2,867	$2,867
Total Repurchase Agreements	$(2,929)	$2,867	$2,867
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	1.730%	02/21/2020	04/20/2020	$(7,728)	$(7,743)
BPS	(0.470)	02/27/2020	05/27/2020	EUR	(45,695)	(50,374)
(0.430)	02/27/2020	05/27/2020	(33,985)	(37,467)
BRC	0.250	03/25/2020	TBD(2)	$(1,862)	(1,862)
BSN	1.690	01/10/2020	04/09/2020	(96,974)	(97,347)
1.690	01/13/2020	04/13/2020	(230,144)	(230,998)
DEU	0.920	03/12/2020	04/13/2020	(20,059)	(20,069)
GRE	1.020	03/12/2020	04/13/2020	(24,728)	(24,742)
RCY	0.940	03/11/2020	04/09/2020	(19,370)	(19,381)
RDR	1.100	03/17/2020	TBD(2)	(11,272)	(11,277)
Total Reverse Repurchase Agreements	$(501,260)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (19.7)%
Ginnie Mae, TBA	3.500%	05/01/2050	$114,200	$(119,824)	$(120,252)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2050	10,000	(10,233)	(10,363)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2050	50,000	(51,777)	(51,737)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2050	249,000	(262,368)	(263,371)
Uniform Mortgage-Backed Security, TBA	4.000	04/01/2050	319,870	(341,035)	(341,554)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2050	321,400	(342,780)	(343,088)
Uniform Mortgage-Backed Security, TBA	4.500	05/01/2050	107,700	(113,278)	(115,862)
Total Short Sales (19.7)%	$(1,241,295)	$(1,246,227)
(k)	Securities with an aggregate market value of $524,249 and cash of $3,598 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(676,434) at a weighted average interest rate of 1.425%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	$113.000	05/22/2020	9,203	$9,203	$79	$360
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	113.250	05/22/2020	495	495	4	19
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	113.500	05/22/2020	652	652	6	25
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	119.500	05/22/2020	410	410	4	19
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	122.000	05/22/2020	267	267	2	13
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures	141.000	05/22/2020	276	276	2	0
Total Purchased Options	$97	$436
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin (2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 113.500 on Euro-Schatz June 2020 Futures (1)	05/2020	269	$6	$4	$5	$0
Euro-BTP Italy Government Bond June Futures	06/2020	3,258	483,726	(18,788)	0	(7,004)
Euro-Bund 10-Year Bond June Futures	06/2020	247	46,995	(237)	283	(297)
Euro-Buxl 30-Year Bond June Futures	06/2020	62	14,353	(544)	156	(312)
Put Options Strike @ EUR 106.000 on Euro-BTP Italy Government Bond June 2020 Futures (1)	05/2020	190	2	0	0	0
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	579	32	25	0	(19)
U.S. Treasury 5-Year Note June Futures	06/2020	8,387	1,051,389	33,871	0	(393)
U.S. Treasury 10-Year Note June Futures	06/2020	2,600	360,588	4,123	0	(366)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	921	204,347	23,778	0	(2,993)
$42,232	$444	$(11,384)
SHORT FUTURES CONTRACTS
Variation Margin (2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	158	$(43,745)	$65	$4	$(2)
3-Month Euribor September Futures	09/2020	158	(43,739)	103	2	0
Euro-Bobl June Futures	06/2020	1,009	(150,465)	854	334	(367)
Euro-Schatz June Futures	06/2020	1,708	(211,338)	417	94	(123)
$1,439	$434	$(492)
Total Futures Contracts	$43,671	$878	$(11,876)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	1.948%		$6,100	$(428)	$226	$(202)	$35	$0
General Electric Co.	1.000	Quarterly	06/20/2024	2.039		5,400	(66)	(155)	(221)	39	0
General Electric Co.	1.000	Quarterly	12/20/2024	2.153		5,000	(78)	(174)	(252)	36	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.784		12,100	201	(178)	23	10	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.014	EUR	14,400	25	(1,848)	(1,823)	0	(384)
Tesco PLC	1.000	Quarterly	06/20/2022	0.423		15,000	(732)	952	220	13	0
							$(1,078)	$(1,177)	$(2,255)	$133	$(384)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-31 5-Year Index		1.000%	Quarterly	12/20/2023		$21,700	$183	$(142)	$41	$0	$(39)
CDX.IG-32 5-Year Index		1.000	Quarterly	06/20/2024		1,900	41	(42)	(1)	0	(4)
CDX.IG-33 5-Year Index		1.000	Quarterly	12/20/2024		88,800	1,862	(2,151)	(289)	0	(259)
CDX.IG-34 5-Year Index		1.000	Quarterly	06/20/2025		55,200	(939)	570	(369)	0	(167)
							$1,147	$(1,765)	$(618)	$0	$(469)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.270%	Semi-Annual	03/03/2022	CAD	112,600	$115	$625	$740	$7	$0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		25,600	28	213	241	0	(36)
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$66,200	(1,486)	6,808	5,322	56	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	GBP	28,100	684	(2,252)	(1,568)	0	(99)
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		37,500	690	(6,139)	(5,449)	0	(158)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	33,110,000	(1,930)	(4,462)	(6,392)	0	(218)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		11,160,000	(639)	(1,515)	(2,154)	0	(41)
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		4,100,000	0	(137)	(137)	17	0
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		2,050,000	0	(65)	(65)	9	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		3,410,000	0	(60)	(60)	14	0
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		5,460,000	(3)	(74)	(77)	23	0
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		2,050,000	0	(34)	(34)	9	0
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		2,050,000	0	(33)	(33)	9	0
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		1,025,000	0	(32)	(32)	4	0
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		2,495,000	3	(97)	(94)	11	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,200,000	(375)	(1,242)	(1,617)	0	(42)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,700,000	118	(514)	(396)	0	(11)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		17,350,000	663	4,650	5,313	128	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,750,000	(2)	(882)	(884)	0	(20)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,870,000	(212)	(860)	(1,072)	0	(27)
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038		1,012,000	0	(134)	(134)	33	0
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038		1,012,000	0	(127)	(127)	33	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		6,502,000	184	(7,043)	(6,859)	0	(216)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		690,000	0	(828)	(828)	0	(24)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		2,050,000	131	(2,246)	(2,115)	0	(71)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		1,050,000	4	(1,233)	(1,229)	0	(37)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		5,544,600	294	(6,424)	(6,130)	0	(197)
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039		4,060,000	366	(402)	(36)	149	0
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039		2,680,000	71	(93)	(22)	98	0
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		660,000	0	(28)	(28)	24	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		690,000	1,686	(213)	1,473	44	0
Pay	28-Day MXN-TIIE	8.075	Lunar	08/26/2020	MXN	2,293,300	(1,332)	2,125	793	47	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		1,954,600	(113)	1,452	1,339	59	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		154,800	0	110	110	5	0
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		50,600	(3)	42	39	2	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		1,384,600	0	(1,070)	(1,070)	0	(48)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020	2,757,900	51	(2,383)	(2,332)	0	(99)
$(1,007)	$(24,597)	$(25,604)	$781	$(1,344)
Total Swap Agreements	$(938)	$(27,539)	$(28,477)	$914	$(2,197)
(m)

Securities with an aggregate market value of $85,121 and cash of $18,071 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.

(1)	Future styled option.
(2)	Unsettled variation margin liability of $(330) for closed futures is outstanding at period end.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	BRL	166,415	$32,011	$0	$(16)
04/2020	ILS	1,659	456	0	(13)
04/2020	$35,116	BRL	166,415	0	(3,089)
04/2020	21,539	GBP	16,704	0	(790)
05/2020	EUR	74,430	$82,910	970	(284)
05/2020	JPY	1,858,200	17,797	482	0
05/2020	$36,571	EUR	33,814	858	(74)
06/2020	366	KRW	433,985	0	(9)
BPS	04/2020	BRL	48,608	$10,791	1,436	0
04/2020	CAD	1,449	1,082	52	0
04/2020	MXN	938,632	48,739	9,285	0
04/2020	$18,072	AUD	27,191	0	(1,347)
04/2020	9,350	BRL	48,608	5	0
04/2020	13,806	CAD	18,504	0	(658)
05/2020	NOK	1,090	$118	13	0
05/2020	$2,997	EUR	2,773	66	0
05/2020	3,774	JPY	414,200	85	0
06/2020	INR	14,380	$199	12	0
BRC	04/2020	GBP	16,705	20,424	0	(325)
05/2020	$20,437	GBP	16,704	326	0
BSH	04/2020	BRL	683,700	$161,223	29,648	(5)
04/2020	$143,290	BRL	683,700	0	(11,711)
CBK	04/2020	AUD	40,109	$26,598	1,927	0
04/2020	BRL	75,034	16,504	2,071	0
04/2020	MXN	79	4	1	0
04/2020	$8,294	AUD	13,463	0	(13)
04/2020	11,143	BRL	57,548	4	(75)
05/2020	EUR	7,648	$8,311	0	(138)
05/2020	GBP	145,509	187,742	6,848	0
05/2020	JPY	5,460,600	49,757	0	(1,126)
05/2020	$9,973	GBP	8,109	171	(62)
05/2020	141,507	JPY	15,421,300	2,421	(229)
DUB	04/2020	BRL	1,394	$272	4	0
04/2020	$268	BRL	1,394	0	0
05/2020	271	1,394	0	(4)
GLM	04/2020	BRL	216,238	$42,466	869	(18)
04/2020	$50,132	BRL	233,723	0	(5,156)
05/2020	EUR	4,414	$4,845	0	(32)
05/2020	GBP	4,338	5,063	0	(330)
05/2020	$2,385	EUR	2,201	46	0
05/2020	89,982	GBP	73,446	1,325	0
06/2020	TWD	737,551	$24,745	79	0
HUS	04/2020	BRL	53,729	11,983	1,643	0
04/2020	$10,335	BRL	53,729	5	0
04/2020	59,997	MXN	1,218,886	0	(8,747)
05/2020	EUR	2,951	$3,294	34	0
05/2020	GBP	51,478	66,228	2,232	0
05/2020	$134,770	EUR	120,672	654	(2,115)
05/2020	47,463	GBP	37,267	0	(1,134)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

05/2020	2,143	JPY	230,600	6	0
06/2020	CNH	278,502	$39,689	458	0
06/2020	$40,050	CNH	280,501	0	(537)
JPM	04/2020	BRL	66,462	$15,506	2,715	0
04/2020	CAD	11,826	8,828	425	0
04/2020	$12,784	BRL	66,462	6	0
04/2020	467	TRY	2,904	0	(30)
05/2020	EUR	58,508	$63,990	0	(645)
05/2020	$1,248	JPY	130,600	0	(31)
MYI	04/2020	AUD	2,912	$1,916	124	0
04/2020	BRL	111,830	21,511	0	(11)
04/2020	$23,624	BRL	111,830	0	(2,102)
05/2020	EUR	83,712	$91,890	0	(589)
06/2020	THB	32,948	1,056	52	0
RBC	05/2020	$1,701	JPY	181,100	0	(13)
SCX	04/2020	CAD	28,825	$21,591	1,109	0
SOG	05/2020	GBP	148,443	193,198	8,656	0
SSB	04/2020	BRL	296,842	67,688	10,560	0
UAG	04/2020	9,297	2,064	275	0
04/2020	$1,788	BRL	9,297	1	0
04/2020	14,117	CAD	18,940	0	(659)
05/2020	EUR	3,550	$3,963	41	0
05/2020	JPY	9,167,100	82,741	0	(2,680)
Total Forward Foreign Currency Contracts	$88,000	$(44,797)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800%	06/17/2020	11,800	$(12)	$(206)
BPS	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	9,500	(5)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	9,500	(10)	(173)
DUB	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	6,300	(7)	(101)
GST	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	7,100	(3)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	7,100	(6)	(129)
Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	14,300	(18)	(250)
MYC	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	9,400	(12)	(151)
$(73)	$(1,010)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC USD versus RUB	RUB	68.500	04/30/2020	16,400	$(158)	$(2,045)
MYI	Call - OTC USD versus RUB	71.020	05/07/2020	11,900	(120)	(1,143)
$(278)	$(3,188)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	31,400	$(280)	$0
Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	14,500	(187)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	0
$(618)	$0
Total Written Options	$(969)	$(4,198)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2024	1.149%	$8,300	$(221)	$173	$0	$(48)
GST	Russia Government International Bond	1.000	Quarterly	12/20/2024	1.825	14,800	95	(641)	0	(546)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	3.864	15,900	(680)	(1,067)	0	(1,747)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	1.825	300	1	(12)	0	(11)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2023	3.757	100	(5)	(4)	0	(9)
							$(810)	$(1,551)	$0	$(2,361)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value (5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index		0.500%	Monthly	05/11/2063	$9,776	$(212)	$214	$2	$0
Total Swap Agreements							$(1,022)	$(1,337)	$2	$(2,361)
(o)

Securities with an aggregate market value of $24,484 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)						Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0	$0	$38,768		$38,768
Corporate Bonds & Notes
Banking & Finance					0	1,411,560	0		1,411,560
Industrials					0	917,509	0		917,509
Specialty Finance					0	2,829	0		2,829
Utilities					0	221,202	0		221,202
Municipal Bonds & Notes
Illinois					0	8,932	0		8,932
Iowa					0	865	0		865
Texas					0	3,383	0		3,383
U.S. Government Agencies					0	4,122,557	0		4,122,557
U.S. Treasury Obligations					0	1,290,206	0		1,290,206
Non-Agency Mortgage-Backed Securities					0	537,719	0		537,719
Asset-Backed Securities					0	667,137	0		667,137
Sovereign Issues					17,900	146,342	0		164,242
Preferred Securities
Banking & Finance					0	3,025	0		3,025
Short-Term Instruments
Certificates of Deposit					0	16,490	0		16,490
Repurchase Agreements					0	2,867	0		2,867
Argentina Treasury Bills					0	126	0		126
U.S. Treasury Bills					0	292	0		292
					$17,900	$9,353,041	$38,768		$9,409,709
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$652,257	$0	$0		$652,257
Total Investments					$670,157	$9,353,041	$38,768		$10,061,966
Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(1,246,227)	$0		$(1,246,227)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					878	1,350	0		2,228
Over the counter					0	88,002	0		88,002
					$878	$89,352	$0		$90,230
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(11,876)	(2,197)	0		(14,073)
Over the counter					0	(51,356)	0		(51,356)
					$(11,876)	$(53,553)	$0		$(65,429)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2020 (Unaudited)

Total Financial Derivative Instruments	$(10,998)	$35,799	$0	$24,801
Totals	$659,159	$8,142,613	$38,768	$8,840,540

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I and II, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio and PIMCO Global Managed Asset Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Commodity Portfolio.

		Date of	Subscription	% of Portfolio
Portfolio Name	Subsidiary	Incorporation	Agreement	Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	17.8%
PIMCO Global Managed Asset Allocation Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	01/14/2009	7.9%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets less any liabilities attributable to that Portfolio or class by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has, delegated to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in each Portfolio's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of March 31, 2020, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Portfolios may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (IRS) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, that provides commodity-linked exposure through its investments, will be qualifying income. Based on the reasoning in such rulings, a Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

Notes to Financial Statements (Cont.)

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the 1940 Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio's investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio's taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary's taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary's taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest substantially all or significant portion of their assets in Institutional Class Shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the Underlying PIMCO Funds or Central Funds for the period ended March 31, 2020 (amounts in thousands†):

PIMCO All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$30,718	$15,443	$(477)	$(17)	$(13,710)	$31,957	$117	$0
PIMCO CommodityRealReturn Strategy Fund®	6,947	22	(288)	(161)	(1,785)	4,735	20	0
PIMCO Dynamic Bond Fund	6,794	49	(346)	(11)	(382)	6,104	49	0
PIMCO Emerging Markets Bond Fund	0	4,952	0	0	69	5,021	8	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	79,977	1,678	(15,504)	(4,626)	(6,821)	54,704	647	0
PIMCO Emerging Markets Local Currency and Bond Fund	17,409	1,476	(2,080)	(605)	(3,932)	12,268	223	0
PIMCO Extended Duration Fund	28,654	189	(9,668)	2,460	5,048	26,683	171	0
PIMCO Government Money Market Fund	3,785	34,727	(34,625)	0	0	3,887	6	0
PIMCO High Yield Fund	0	2,416	0	0	9	2,425	0	0
PIMCO High Yield Spectrum Fund	6,741	88	(6,756)	626	(699)	0	13	0
PIMCO Income Fund	32,020	5,443	(9,234)	216	(3,377)	25,068	456	0
PIMCO Investment Grade Credit Bond Fund	11,636	119	(6,083)	1	(804)	4,869	104	0
PIMCO Long Duration Total Return Fund	6,742	35	(6,992)	62	153	0	46	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term Real Return Fund	43,063	1,972	(5,703)	341	3,167	42,840	116	0
PIMCO Long-Term U.S. Government Fund	11,739	52	(13,673)	2,908	(1,026)	0	66	0
PIMCO Low Duration Fund	19,481	12,140	(12,137)	(15)	(143)	19,326	143	0
PIMCO Mortgage Opportunities and Bond Fund	5,550	45	(322)	(6)	(227)	5,040	44	0
PIMCO RAE Emerging Markets Fund	79,274	8,576	(5,286)	(363)	(26,761)	55,440	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	63,094	3,123	(9,587)	(1,367)	(6,775)	48,488	0	0
PIMCO RAE International Fund	0	7,757	0	0	116	7,873	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	19,616	0	(18,655)	(439)	(522)	0	0	0
PIMCO RAE Low Volatility PLUS International Fund	13,237	0	(13,266)	(224)	253	0	0	0
PIMCO RAE PLUS EMG Fund	71,677	7,463	(4,851)	(289)	(26,370)	47,630	0	0
PIMCO RAE PLUS International Fund	8,235	10,252	(173)	(6)	(3,616)	14,692	0	0
PIMCO RAE PLUS Small Fund	0	2,251	0	0	(48)	2,203	0	0
PIMCO RAE US Small Fund	0	3,400	0	0	40	3,440	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	46,193	1,829	(1,038)	(118)	(8,493)	38,373	0	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	12,385	1,516	0	0	(4,068)	9,833	0	0
PIMCO Real Return Fund	12,570	2,051	(3,105)	(103)	50	11,463	43	0
PIMCO RealEstateRealReturn Strategy Fund	18,362	5,417	(713)	51	(4,921)	18,196	0	0
PIMCO Senior Floating Rate Fund	0	1,464	0	0	15	1,479	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	19,207	5,033	(692)	(106)	(5,927)	17,515	336	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	10,939	0	0	(931)	10,008	0	0
PIMCO Total Return Fund	12,109	8,201	(5,202)	28	166	15,302	100	0
PIMCO TRENDS Managed Futures Strategy Fund	6,812	0	(382)	8	464	6,902	0	0
Totals	$694,027	$160,118	$(186,838)	$(1,755)	$(111,788)	$553,764	$2,708	$0

PIMCO All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$612	$349	$(28)	$(5)	$(275)	$653	$2	$0
PIMCO CommodityRealReturn Strategy Fund®	114	115	(31)	(7)	(34)	157	0	0
PIMCO Dynamic Bond Fund	134	9	(17)	(1)	(7)	118	1	0
PIMCO Emerging Markets Bond Fund	0	74	0	0	1	75	0	0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,421	59	(294)	(59)	(143)	984	12	0
PIMCO Emerging Markets Local Currency and Bond Fund	326	38	(52)	(5)	(77)	230	4	0
PIMCO Extended Duration Fund	402	11	(170)	33	75	351	2	0
PIMCO Government Money Market Fund	123	1,514	(1,576)	0	0	61	0	0
PIMCO High Yield Fund	0	39	0	0	0	39	0	0
PIMCO High Yield Spectrum Fund	114	3	(115)	13	(15)	0	0	0
PIMCO Income Fund	572	211	(319)	(12)	(32)	420	7	0
PIMCO Investment Grade Credit Bond Fund	173	9	(94)	(2)	(12)	74	2	0
PIMCO Long Duration Total Return Fund	99	2	(104)	6	(3)	0	1	0
PIMCO Long-Term Real Return Fund	660	48	(119)	(3)	50	636	2	0
PIMCO Long-Term U.S. Government Fund	123	1	(142)	25	(7)	0	1	0
PIMCO Low Duration Fund	355	374	(341)	(3)	(2)	383	3	0
PIMCO Mortgage Opportunities and Bond Fund	83	3	(8)	0	(3)	75	1	0
PIMCO RAE Emerging Markets Fund	1,430	186	(69)	(6)	(501)	1,040	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	952	49	(184)	(28)	(96)	693	0	0
PIMCO RAE International Fund	0	170	0	0	4	174	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	421	0	(400)	(8)	(13)	0	0	0
PIMCO RAE Low Volatility PLUS International Fund	385	0	(386)	12	(11)	0	0	0
PIMCO RAE PLUS EMG Fund	1,266	143	(108)	3	(469)	835	0	0
PIMCO RAE PLUS International Fund	367	311	(4)	0	(168)	506	0	0
PIMCO RAE PLUS Small Fund	0	148	0	0	(20)	128	0	0
PIMCO RAE US Small Fund	222	150	(3)	0	(98)	271	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	793	57	(56)	(14)	(135)	645	0	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	410	58	0	0	(137)	331	0	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	162	0	(18)	2	(36)	110	0	0
PIMCO Real Return Fund	151	56	(102)	(5)	1	101	0	0
PIMCO RealEstateRealReturn Strategy Fund	455	117	(75)	(7)	(113)	377	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	385	170	(4)	0	(118)	433	7	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	196	(5)	(2)	(22)	167	0	0
PIMCO StocksPLUS® Short Fund	2,683	148	(1,612)	(458)	846	1,607	0	0
PIMCO Total Return Fund	173	299	(176)	(3)	4	297	2	0

Notes to Financial Statements (Cont.)

PIMCO TRENDS Managed Futures Strategy Fund	0	174	(21)	0	0	153	0	0
Totals	$15,566	$5,291	$(6,633)	$(534)	$(1,566)	$12,124	$47	$0

PIMCO Balanced Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$4,416	$61	$0	$0	$(400)	$4,077	$61	$0
PIMCO Short-Term Floating NAV Portfolio III	23,359	5,371	(11,300)	6	(113)	17,323	72	0
Totals	$27,775	$5,432	$(11,300)	$6	$(513)	$21,400	$133	$0

PIMCO Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$27,414	$5,420	$(2,293)	$14	$(4,281)	$26,274	$346	$0
PIMCO Global Advantage® Strategy Bond Fund	41,768	646	(5,004)	(150)	(2,427)	34,833	244	0
PIMCO Income Fund	49,807	2,711	(4,250)	(126)	(4,516)	43,626	698	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	34,065	183	(7,557)	(162)	(532)	25,997	153	0
PIMCO Investment Grade Credit Bond Fund	53,920	558	(7,553)	88	(3,359)	43,654	492	0
PIMCO RAE International Fund	47,438	10,544	0	0	(15,241)	42,741	0	0
PIMCO RAE PLUS EMG Fund	24,542	39,847	0	0	(19,932)	44,457	0	0
PIMCO RAE PLUS Small Fund	46,138	18,993	0	0	(21,850)	43,281	0	0
PIMCO Real Return Fund	55,324	208	(12,655)	(19)	317	43,175	160	0
PIMCO Short-Term Fund	166,138	1,089	(32,741)	(439)	(3,569)	130,478	730	0
PIMCO Short-Term Floating NAV Portfolio III	72,875	139,535	(132,700)	(258)	(410)	79,042	335	0
PIMCO StocksPLUS® Fund	44,209	11,578	(1,420)	(12)	(11,606)	42,749	449	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	48,712	8,393	(107)	(2)	(13,345)	43,651	752	0
PIMCO StocksPLUS® International Fund (Unhedged)	91,091	23,349	0	0	(27,492)	86,948	0	0
PIMCO Total Return Fund IV	168,881	1,431	(39,992)	783	(331)	130,772	951	0
Totals	$972,322	$264,485	$(246,272)	$(283)	$(128,574)	$861,678	$5,310	$0

PIMCO Global Managed Asset Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Mortgage Opportunities and Bond Fund	$90,572	$737	$0	$0	$(3,951)	$87,358	$729	$0
PIMCO Short-Term Floating NAV Portfolio III	112,748	251,966	(194,300)	(458)	(644)	169,312	667	0
Totals	$203,320	$252,703	$(194,300)	$(458)	$(4,595)	$256,670	$1,396	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

Notes to Financial Statements (Cont.)

(1) The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2020 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Portfolio Name	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Global Bond Opportunities Portfolio (Unhedged)	$6,955	$38	$0	$0	$(173)	$6,820	$38	$0
PIMCO Global Core Bond (Hedged) Portfolio	4,190	23	0	0	(104)	4,109	23	0
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	28,888	157	(3,500)	(34)	(610)	24,901	156	0
PIMCO International Bond Portfolio (Unhedged)	14	0	0	0	0	14	0	0
PIMCO Long-Term U.S. Government Portfolio	12,047	67	(1)	0	(300)	11,813	67	0
PIMCO Low Duration Portfolio	212,514	1,027	(86,400)	(381)	(2,667)	124,093	1,027	0
PIMCO Short-Term Portfolio	5,114	13,043	0	0	(377)	17,780	42	0
PIMCO Total Return Portfolio	384,921	2,131	0	0	(9,588)	377,464	2,131	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn® Strategy Portfolio	$6,714	$15,802	$(20,000)	$(7)	$0	$2,509	$2	$0
PIMCO Dynamic Bond Portfolio	1,711	21,328	(21,401)	(2)	0	1,636	28	0
PIMCO Emerging Markets Bond Portfolio	9,204	56,672	(39,300)	(59)	(114)	26,403	72	0
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2,317	16,210	(16,401)	2	3	2,131	10	0
PIMCO Global Core Bond (Hedged) Portfolio	404	7,301	(7,100)	(1)	1	605	2	0
PIMCO High Yield Portfolio	53,790	145,993	(153,900)	(73)	(270)	45,540	193	0
PIMCO Income Portfolio	6,237	26,812	(32,400)	(10)	(1)	638	11	0
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	5,797	20,505	(24,380)	(7)	(1)	1,914	5	0
PIMCO International Bond Portfolio (Unhedged)	310	2,502	(2,700)	(1)	(1)	110	2	0
PIMCO Long-Term U.S. Government Portfolio	15,017	300,251	(315,200)	(36)	(1)	31	51	0
PIMCO Low Duration Portfolio	22,939	503,018	(181,000)	(243)	(1,472)	343,242	518	0
PIMCO Real Return Portfolio	33,991	489,178	(494,001)	(91)	22	29,099	78	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Portfolio	13,127	139,574	(129,800)	(117)	(7)	22,777	74	0
PIMCO Total Return Portfolio	189,532	932,603	(847,600)	(52)	310	274,793	402	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

5. SUBSEQUENT EVENTS

On November 5, 2019, the Board approved a proposal to reorganize the PIMCO All Asset All Authority Portfolio (the “Target Portfolio”) with and into the PIMCO All Asset Portfolio (the “Acquiring Portfolio”). The Reorganization does not require shareholder approval. Under the Reorganization: (1) the assets of the Target Portfolio will be transferred to the Acquiring Portfolio in exchange solely for shares of the Acquiring Portfolio and the assumption of the Target Portfolio's liabilities; and (2) the shares of the Acquiring Portfolio received by the Target Portfolio will be distributed by the Target Portfolio to its shareholders in complete liquidation of the Target Portfolio and in cancellation of all of the Target Portfolio's shares. The reorganization is expected to occur on June 1, 2020.

There were no other subsequent events identified that require recognition or disclosure.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities Inc.	RDR	RBC Capital Markets LLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	MAC	Macquarie Bank Limited	TDL	Toronto Dominion Bank London
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	GHS	Ghanaian Cedi	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	RON	Romanian New Leu
CLP	Chilean Peso	ILS	Israeli Shekel	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	OTC	Over the Counter
CME	Chicago Mercantile Exchange	MSE	Montreal Stock Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MEHDUB	Magellan East Houston WTI Crude Oil vs. Dubai Crude Oil
ARLLMONP	Argentina Blended Policy Rate	DAX	Deutscher Aktien Index 30	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil
BADLARPP	Argentina Badlar Floating Rate Notes	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NAPHTHACO	Naphtha (Platts) Crude Oil
BBSW3M	3 Month Bank Bill Swap Rate	EAFE	Europe, Australasia, and Far East Stock Index	OMX	Stockholm 30 Index
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EBOBFUEL	Argus Eurobob Oxy Gasoline	PIMCODB	PIMCO Custom Commodity Basket
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BP0003M	3 Month GBP-LIBOR	EURMARGIN	European Refined Margin	RAFI	Research Affiliates Fundamental Index
BRENT	Brent Crude	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	RBCAECOT	Custom Commodity Forward Index
CAC	Cotation Assistée en Continu	FRCPXTOB	France Consumer Price ex-Tobacco Index	RUONIA	Ruble Overnight Index Average
CDOR01	1 Month CDN Swap Rate	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	S&P 500	Standard & Poor's 500 Index
CDOR03	3 month CDN Swap Rate	GOLDLNPM	London Gold Market Fixing Ltd. PM	SLVRLND	London Silver Market Fixing Ltd.
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRRATE	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	HOBR	Heating Oil Brent Crude	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	IBEX 35	Spanish Continuous Exchange Index	SPI 200	Australian Equity Futures Index
CIXBSTR3	Custom Commodity Index	JMABDEWE	J.P. Morgan Custom Commodity Index	TOPIX	Tokyo Price Index
CMBX	Commercial Mortgage-Backed Index	JMABFNC2	J.P. Morgan Custom Commodity Index	UKRPI	United Kingdom Retail Prices Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ2	J.P. Morgan Custom Commodity Index	ULSD	Ultra-Low Sulfur Diesel
CNREPOFIX	China Fixing Repo Rates 7-Day	LIBOR03M	3 Month USD-LIBOR	US0001M	1 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LLSDUB	Light Louisiana Sweet Crude Oil vs. Calendar Dubai	US0003M	3 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	MEHCO	Magellan East Houston WTI Crude Oil Options

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	oz.	Ounce	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	YOY	Year-Over-Year